UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22613

JACKSON VARIABLE SERIES TRUST

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 – June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

CHOOSE THE INBOX. NOT THE MAILBOX.
Less waste. More convenience. Your choice.
GREEN DELIVERY®
Three easy ways to go paperless:
1. Mail this postage-paid card 2. Call 1-866-349-4564 3. Visit jackson.com
I consent to receive by electronic delivery:
ALL DOCUMENTS Periodic and immediate confirmation statements Annual and semi-annual reports Annual statements (Variable Products and Fixed Index Annuities only) (Variable Products only)
(Fixed, Fixed Index and Target Select Annuities only) Other contract-related correspondence Prospectuses and prospectus supplements
(Variable Products only)
This consent will continue until revoked and will cover delivery to you in the form of an e-mail or by notice to you of a document’s availability on Jackson National Life Insurance Company®’s (also referred to as Jackson®) website. For jointly owned contracts, all Joint Owners are consenting to electronic delivery and use of the single e-mail address below. Please contact the appropriate Jackson Service Center or go to www.jackson.com to update your e-mail address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson’s website (www.jackson.com) is required for electronic delivery of contract-related correspondence.
Please write legibly. Fold Here
Signature: Date: Signature: Date:
E-mail address:
I (We) will notify Jackson of any change to this e-mail address.
Name:
Address:
City: State: ZIP: Policy Number Owner’s State of Residence Phone Number – –
The computer hardware and software requirements that are necessary to receive, process and retain electronic communications that are subject to this consent are as follows: To view and download material electronically, you must have a computer with Internet access, an active e-mail account and Adobe Acrobat Reader. If you don’t already have Adobe Acrobat Reader, you can download it free from www.adobe.com. There is no charge for electronic delivery of electronic communications, although you may incur the costs of Internet access and of such computer and related hardware and software as may be necessary for you to receive, process and retain electronic communications from Jackson. Please make certain you have given Jackson a current e-mail address. Also let Jackson know if that e-mail address changes. We may need to notify you of a document’s availability through e-mail. You may request paper copies, whether or not you consent or revoke your consent to electronic delivery, at any time and for no charge. Even if you have given us consent, we are not required to make electronic delivery and we have the right to deliver any communications in paper form.
CMV13471 07/19
Tape Here
SEMI-ANNUAL REPORT (UNAUDITED)
For the period ending June 30, 2019
Jackson Variable Series Trust
Master Feeder Funds and Funds of Funds
Sub-Advised Funds
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www. jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Jackson electronically by doing one of the following:
Mailing in the postage-paid card on the cover of this report;
Calling 1-866-349-4564; or
Signing up on www.jackson.com
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson.
Please note that if you own more than one variable contract with Jackson, your delivery preferences must be set up for each variable contract separately.
Issued by Jackson National Life Insurance Company
1 Corporate Way, Lansing, MI 48951
JACKSON®
FINANCIAL FREEDOM FOR LIFE®

JACKSON®
FINANCIAL FREEDOM FOR LIFE®
BUSINESS REPLY MAIL
FIRST-CLASS MAIL PERMIT NO. 600 LANSING MI
POSTAGE WILL BE PAID BY ADDRESSEE
NO POSTAGE
NECESSARY
IF MAILED
IN THE
UNITED STATES
Fold Here
JACKSON PO BOX 24068
LANSING MI 48909-9979
This report is for the general information of qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Retirement Latitudes®, Perspective AdvisorsSM, Perspective AdvisorySM, Perspective Advisory II®, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, Perspective AdvantageSM, Perspective Focus® Private Wealth ShieldSM, Fifth Third Perspective, Elite Access®, Elite Access AdvisorySM, Elite Access Advisory (New York), Elite Access Advisory IISM (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective Advisory (New York), Perspective Advisory II (New York), Perspective L Series (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Jackson Variable Series Trust (Unaudited)

June 30, 2019

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds including: JNL Conservative Allocation Fund, JNL Institutional Alt 100 Fund, JNL Moderate Allocation Fund, JNL/American Funds® Global Growth Fund, JNL/American Funds® Growth Fund

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited) Schedules of Investments June 30, 2019

JNL Conservative Allocation Fund

Composition as of June 30, 2019:
Domestic Fixed Income	59.9%
Domestic Balanced	9.3
Domestic Equity	7.3
Global Fixed Income	7.0
Emerging Markets Fixed Income	6.0
International Equity	4.5
Alternative	3.5
Emerging Markets Equity	2.5
Total Investments	100.0%

JNL Institutional Alt 100 Fund

Composition as of June 30, 2019:
Alternative	100.0%
Total Investments	100.0%

JNL Moderate Allocation Fund

Composition as of June 30, 2019:
Domestic Fixed Income	44.5%
Domestic Equity	14.4
Domestic Balanced	11.5
International Equity	8.5
Global Fixed Income	5.5
Emerging Markets Equity	5.1
Emerging Markets Fixed Income	4.5
Alternative	4.0
Global Equity	2.0
Total Investments	100.0%

JNL/American Funds Global Growth Fund

Composition as of June 30, 2019:
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth Fund

Composition as of June 30, 2019:
Domestic Equity	100.0%
Total Investments	100.0%

See accompanying Notes to Financial Statements.

2

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares	Value ($)
JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 59.9%
JNL/Crescent High Income Fund - Class I (2.8%) (a)	1,830	19,381
JNL/DoubleLine Core Fixed Income Fund - Class I (1.1%) (a)	2,986	42,881
JNL/DoubleLine Total Return Fund - Class I (2.5%) (a)	5,685	63,271
JNL/PIMCO Income Fund - Class I (2.2%) (a)	2,859	30,651
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.5%) (a)	2,025	24,529
JNL/PIMCO Real Return Fund - Class I (0.5%) (a)	787	8,172
JNL/PPM America Total Return Fund - Class I (2.8%) (a)	2,811	34,746
JNL/Scout Unconstrained Bond Fund - Class I (5.8%) (a)	2,146	21,442
		245,073
Domestic Balanced 9.3%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (0.6%) (a)	812	10,312
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.6%) (a)	1,696	27,676
		37,988
Domestic Equity 7.3%
JNL Multi-Manager Mid Cap Fund - Class I (0.6%) (a)	547	7,249
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	97	3,138
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	240	3,149
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.3%) (a)	337	5,131
JNL/Morningstar Wide Moat Index Fund - Class I (2.1%) (a)	1,042	11,324
		29,991
Global Fixed Income 7.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (1.8%) (a)	2,536	28,583
Emerging Markets Fixed Income 6.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.5%) (a)	2,139	24,530
International Equity 4.5%
JNL/Causeway International Value Select Fund - Class I (0.6%) (a)	592	9,289
JNL/WCM Focused International Equity Fund - Class I (0.6%) (a)	577	9,273
		18,562
Alternative 3.5%
JNL Multi-Manager Alternative Fund - Class I (1.0%) (a)	1,176	12,273
JNL/Boston Partners Global Long Short Equity Fund - Class I (0.5%) (a)	203	2,039
		14,312
Emerging Markets Equity 2.5%
JNL/GQG Emerging Markets Equity Fund - Class I (1.2%) (a)	580	6,211
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (0.8%) (a)	411	4,159
		10,370
Total Investment Companies (cost $391,219)		409,409
Total Investments 100.0% (cost $391,219)		409,409
Other Assets and Liabilities, Net (0.0)%		(85)
Total Net Assets 100.0%		409,324

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 100 Fund
INVESTMENT COMPANIES 100.0%
Alternative 100.0%
JNL Multi-Manager Alternative Fund - Class I (5.0%) (a)	5,739	59,917
	Shares	Value ($)
JNL/Boston Partners Global Long Short Equity Fund - Class I (9.3%) (a)	3,839	38,509
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (9.5%) (a)	2,209	21,296
JNL/First State Global Infrastructure Fund - Class I (2.0%) (a)	1,355	20,529
JNL/Heitman U.S. Focused Real Estate Fund - Class I (5.7%) (a)	949	10,620
JNL/JPMorgan Hedged Equity Fund - Class I (8.9%) (a)	2,251	23,074
JNL/Neuberger Berman Commodity Strategy Fund - Class I (8.2%) (a)	845	9,200
JNL/Neuberger Berman Currency Fund - Class I (9.3%) (a)	691	6,892
JNL/Nicholas Convertible Arbitrage Fund - Class I (6.4%) (a)	932	9,783
JNL/Westchester Capital Event Driven Fund - Class I (9.6%) (a)	2,843	29,913
Total Investment Companies (cost $225,539)		229,733
Total Investments 100.0% (cost $225,539)		229,733
Other Assets and Liabilities, Net (0.0)%		(59)
Total Net Assets 100.0%		229,674

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 44.5%
JNL/Crescent High Income Fund - Class I (2.8%) (a)	1,843	19,513
JNL/DoubleLine Core Fixed Income Fund - Class I (1.1%) (a)	2,918	41,903
JNL/DoubleLine Total Return Fund - Class I (2.8%) (a)	6,268	69,763
JNL/PIMCO Income Fund - Class I (2.3%) (a)	2,998	32,140
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.8%) (a)	1,734	20,994
JNL/PIMCO Real Return Fund - Class I (0.6%) (a)	1,075	11,168
JNL/PPM America Total Return Fund - Class I (3.0%) (a)	2,942	36,359
JNL/Scout Unconstrained Bond Fund - Class I (4.9%) (a)	1,817	18,148
		249,988
Domestic Equity 14.4%
JNL Multi-Manager Mid Cap Fund - Class I (1.7%) (a)	1,497	19,851
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	177	5,719
JNL Multi-Manager Small Cap Value Fund - Class I (0.6%) (a)	545	7,162
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.9%) (a)	1,017	15,459
JNL/Morningstar Wide Moat Index Fund - Class I (3.6%) (a)	1,815	19,730
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	267	12,650
		80,571
Domestic Balanced 11.5%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (1.1%) (a)	1,441	18,300
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.9%) (a)	2,837	46,308
		64,608
International Equity 8.5%
JNL Multi-Manager International Small Cap Fund - Class I (2.0%) (a)	586	5,627
JNL/Causeway International Value Select Fund - Class I (1.4%) (a)	1,344	21,101
JNL/WCM Focused International Equity Fund - Class I (1.5%) (a)	1,321	21,242
		47,970
Global Fixed Income 5.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (2.0%) (a)	2,720	30,653

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 5

3

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares	Value ($)
Emerging Markets Equity 5.1%
JNL/GQG Emerging Markets Equity Fund - Class I (2.7%) (a)	1,329	14,239
JNL/Lazard Emerging Markets Fund - Class I (0.7%) (a)	556	5,650
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (1.7%) (a)	845	8,554
		28,443
Emerging Markets Fixed Income 4.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.6%) (a)	2,198	25,209
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class I (1.3%) (a)	1,474	15,388
JNL/Boston Partners Global Long Short Equity Fund - Class I (0.7%) (a)	278	2,787
JNL/Heitman U.S. Focused Real Estate Fund - Class I (2.3%) (a)	376	4,212
		22,387
Global Equity 2.0%
JNL/Harris Oakmark Global Equity Fund - Class I (1.3%) (a)	1,063	11,362
Total Investment Companies (cost $535,517)		561,191
Total Investments 100.0% (cost $535,517)		561,191
Other Assets and Liabilities, Net (0.0)%		(115)
Total Net Assets 100.0%		561,076

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	11,509	339,412
Total Investment Companies (cost $326,770)		339,412
Total Investments 100.0% (cost $326,770)		339,412
Other Assets and Liabilities, Net (0.0)%		(86)
Total Net Assets 100.0%		339,326

(a)  Investment in affiliate.

JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1	12,735	928,010
Total Investment Companies (cost $948,753)		928,010
Total Investments 100.0% (cost $948,753)		928,010
Other Assets and Liabilities, Net (0.0)%		(269)
Total Net Assets 100.0%		927,741

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 5

4

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings

Long Term Investments in Affiliates

The Fund of Funds invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The following table details each Fund's long term investments in affiliates held during the period ended June 30, 2019.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	11,210	1,836	1,479	—	6	700	12,273	3.0
JNL Multi-Manager Mid Cap Fund - Class I	5,303	1,736	871	—	38	1,043	7,249	1.8
JNL Multi-Manager Small Cap Growth Fund - Class I	2,708	365	678	—	68	675	3,138	0.8
JNL Multi-Manager Small Cap Value Fund - Class I	2,648	544	451	—	(71)	479	3,149	0.8
JNL/Boston Partners Global Long Short Equity Fund - Class I	2,603	282	918	—	(81)	153	2,039	0.5
JNL/Causeway International Value Select Fund - Class I	9,589	1,537	2,738	—	(258)	1,159	9,289	2.3
JNL/Crescent High Income Fund - Class I	10,301	8,620	487	—	(23)	970	19,381	4.7
JNL/DoubleLine Core Fixed Income Fund - Class I	31,814	9,859	1,090	—	10	2,288	42,881	10.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	23,216	2,787	3,651	—	(117)	2,295	24,530	6.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	9,720	563	6,672	—	(406)	1,926	5,131	1.2
JNL/DoubleLine Total Return Fund - Class I	46,465	15,879	1,573	—	(1)	2,501	63,271	15.4
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	2,575	114	2,737	—	(126)	174	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	12,202	1,280	4,723	—	(162)	1,715	10,312	2.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	23,981	4,843	1,074	—	20	813	28,583	7.0
JNL/GQG Emerging Markets Equity Fund - Class I	6,084	677	1,602	—	(86)	1,138	6,211	1.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	1,715	58	1,974	—	53	148	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	12,333	1,572	4,489	—	227	1,681	11,324	2.8
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	4,369	739	1,489	—	(274)	814	4,159	1.0
JNL/PIMCO Income Fund - Class I	22,381	7,340	760	—	22	1,668	30,651	7.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	19,803	3,377	840	—	(21)	2,210	24,529	6.0
JNL/PIMCO Real Return Fund - Class I	3,438	4,519	211	—	2	424	8,172	2.0
JNL/PPM America Total Return Fund - Class I	26,650	6,895	1,053	—	(6)	2,260	34,746	8.5
JNL/Scout Unconstrained Bond Fund - Class I	17,232	3,982	575	—	(15)	818	21,442	5.2
JNL/T. Rowe Price Capital Appreciation Fund - Class I	27,168	2,443	6,213	—	455	3,823	27,676	6.7
JNL/WCM Focused International Equity Fund - Class I	10,583	758	4,108	—	39	2,001	9,273	2.3
	346,091	82,605	52,456	—	(707)	33,876	409,409	100.0
JNL Institutional Alt 100 Fund
JNL Multi-Manager Alternative Fund - Class I	48,042	14,116	5,316	—	69	3,006	59,917	26.1
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	9,562	—	10,323	—	(643)	1,404	—	—
JNL/AQR Managed Futures Strategy Fund - Class I	12,237	5	12,212	—	(722)	692	—	—
JNL/BlackRock Global Long Short Credit Fund - Class I	4,921	450	5,063	443	(340)	32	—	—
JNL/Boston Partners Global Long Short Equity Fund - Class I	41,554	16	4,198	—	(295)	1,432	38,509	16.8
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	25,238	10	5,321	—	(94)	1,463	21,296	9.3
JNL/First State Global Infrastructure Fund - Class I	12,088	9,663	4,244	—	53	2,969	20,529	8.9
JNL/Heitman U.S. Focused Real Estate Fund - Class I	10,476	445	2,255	—	177	1,777	10,620	4.6
JNL/Invesco Global Real Estate Fund - Class I	4,820	—	5,296	—	136	340	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	9,837	14,064	1,838	—	63	948	23,074	10.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	11,647	68	3,432	—	(344)	1,261	9,200	4.0
JNL/Neuberger Berman Currency Fund - Class I	11,126	17	4,417	—	(3)	169	6,892	3.0
JNL/Nicholas Convertible Arbitrage Fund - Class I	10,480	7	1,278	—	24	550	9,783	4.3
JNL/PPM America Long Short Credit Fund - Class I	7,337	369	7,672	367	(428)	394	—	—
JNL/Westchester Capital Event Driven Fund - Class I	24,744	6,841	3,227	—	117	1,438	29,913	13.0
	244,109	46,071	76,092	810	(2,230)	17,875	229,733	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	17,339	1,344	4,304	—	26	983	15,388	2.7
JNL Multi-Manager International Small Cap Fund - Class I	6,088	227	1,699	—	(213)	1,224	5,627	1.0
JNL Multi-Manager Mid Cap Fund - Class I	14,603	2,995	816	—	57	3,012	19,851	3.5
JNL Multi-Manager Small Cap Growth Fund - Class I	4,850	211	736	—	101	1,293	5,719	1.0

See accompanying Notes to Financial Statements.

5

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Small Cap Value Fund - Class I	6,030	640	456	—	(58)	1,006	7,162	1.3
JNL/Boston Partners Global Long Short Equity Fund - Class I	3,685	247	1,246	—	(85)	186	2,787	0.5
JNL/Causeway International Value Select Fund - Class I	21,957	1,806	4,752	—	(421)	2,511	21,101	3.8
JNL/Crescent High Income Fund - Class I	9,855	8,895	187	—	(7)	957	19,513	3.5
JNL/DoubleLine Core Fixed Income Fund - Class I	33,804	6,856	1,077	—	20	2,300	41,903	7.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	24,949	981	3,018	—	(85)	2,382	25,209	4.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	19,456	375	7,944	—	(129)	3,701	15,459	2.8
JNL/DoubleLine Total Return Fund - Class I	57,872	11,066	2,031	—	14	2,842	69,763	12.4
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	17,157	689	1,999	—	(48)	2,501	18,300	3.3
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	26,053	3,857	140	—	1	882	30,653	5.5
JNL/GQG Emerging Markets Equity Fund - Class I	13,915	217	2,325	—	(94)	2,526	14,239	2.5
JNL/Harris Oakmark Global Equity Fund - Class I	9,745	827	742	—	(104)	1,636	11,362	2.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	2,427	1,526	286	—	16	529	4,212	0.7
JNL/Lazard Emerging Markets Fund - Class I	4,943	466	279	—	(27)	547	5,650	1.0
JNL/Morningstar Wide Moat Index Fund - Class I	19,496	1,006	3,950	—	245	2,933	19,730	3.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	2,434	21	2,588	—	(157)	290	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	8,665	651	1,873	—	(311)	1,422	8,554	1.5
JNL/PIMCO Income Fund - Class I	25,032	5,899	622	—	24	1,807	32,140	5.7
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	18,831	892	680	—	(6)	1,957	20,994	3.7
JNL/PIMCO Real Return Fund - Class I	5,001	5,865	296	—	4	594	11,168	2.0
JNL/PPM America Total Return Fund - Class I	30,074	4,879	1,029	—	6	2,429	36,359	6.5
JNL/Scout Unconstrained Bond Fund - Class I	15,112	2,875	535	—	(10)	706	18,148	3.2
JNL/T. Rowe Price Capital Appreciation Fund - Class I	40,650	779	2,060	—	189	6,750	46,308	8.3
JNL/T. Rowe Price Established Growth Fund - Class I	13,442	496	3,819	—	151	2,380	12,650	2.3
JNL/WCM Focused International Equity Fund - Class I	22,187	85	5,657	—	114	4,513	21,242	3.8
	495,652	66,673	57,146	—	(787)	56,799	561,191	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	225,324	83,477	3,105	18,447	(174)	33,890	339,412	100.0
	225,324	83,477	3,105	18,447	(174)	33,890	339,412	100.0

See accompanying Notes to Financial Statements.

6

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL Conservative Allocation Fund	JNL Institutional Alt 100 Fund	JNL Moderate Allocation Fund	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)
Assets
Investments - unaffiliated, at value	$—	$—	$—	$—	$928,010
Investments - affiliated, at value	409,409	229,733	561,191	339,412	—
Receivable from:
Investment securities sold	—	266	—	—	—
Fund shares sold	315	18	312	269	1,914
Adviser	—	—	—	134	329
Other assets	1	1	2	1	2
Total assets	409,725	230,018	561,505	339,816	930,255
Liabilities
Payable for:
Investment securities purchased	115	—	37	74	1,386
Fund shares redeemed	200	284	275	195	528
Advisory fees	43	29	57	174	475
Administrative fees	17	10	23	27	73
12b-1 fees (Class A)	20	11	27	17	45
Board of trustee fees	6	10	9	2	6
Other expenses	—	—	1	1	1
Total liabilities	401	344	429	490	2,514
Net assets	$409,324	$229,674	$561,076	$339,326	$927,741
Net assets consist of:
Paid-in capital(b)	$391,134	$225,480	$535,402	$326,684	$948,484
Total distributable earnings (loss)(b)	18,190	4,194	25,674	12,642	(20,743)
Net assets	$409,324	$229,674	$561,076	$339,326	$927,741
Net assets - Class A	$407,003	$229,673	$557,870	$334,663	$913,129
Shares outstanding - Class A	32,479	21,433	40,172	21,364	36,748
Net asset value per share - Class A	$12.53	$10.72	$13.89	$15.67	$24.85
Net assets - Class I	$2,321	$1	$3,206	$4,663	$14,612
Shares outstanding - Class I	184	—	230	296	585
Net asset value per share - Class I	$12.59	$10.81	$13.96	$15.74	$24.99
Investments - unaffiliated, at cost	$—	$—	$—	$—	$948,753
Investments - affiliated, at cost	391,219	225,539	535,517	326,770	—

(a)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

7

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL Conservative Allocation Fund	JNL Institutional Alt 100 Fund	JNL Moderate Allocation Fund	JNL/American Funds Global Growth Fund(b)	JNL/American Funds Growth Fund(b)
Investment income
Dividends (a)	$—	$810	$—	$—	$—
Dividends received from master fund (a)	—	—	—	537	2,163
Total investment income	—	810	—	537	2,163

Expenses
Advisory fees	266	178	368	975	2,783
Administrative fees	93	59	132	143	391
12b-1 fees (Class A)	556	356	786	424	1,155
Legal fees	1	1	1	—	2
Board of trustee fees	3	1	3	2	5
Chief compliance officer fees	—	—	1	—	1
Other expenses	1	1	3	1	2
Total expenses	920	596	1,294	1,545	4,339
Expense waiver	(24)	—	(34)	(804)	(2,001)
Net expenses	896	596	1,260	741	2,338
Net investment income (loss)	(896)	214	(1,260)	(204)	(175)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	—	—	(185)
Investments - affiliated	(707)	(2,230)	(787)	(174)	—
Distributions from unaffiliated
investment companies	—	—	—	—	93,415
Distributions from affiliated investment
companies	—	—	—	17,910	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	—	—	13,083
Investments - affiliated	33,876	17,875	56,799	33,890	—
Net realized and unrealized gain (loss)	33,169	15,645	56,012	51,626	106,313
Change in net assets from operations	$32,273	$15,859	$54,752	$51,422	$106,138
(a) Affiliated income	$—	$810	$—	$537	$—

(b)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

See accompanying Notes to Financial Statements.

8

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL Conservative Allocation Fund	JNL Institutional Alt 100 Fund	JNL Moderate Allocation Fund	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$(896)	$214	$(1,260)	$(204)	$(175)
Net realized gain (loss)	(707)	(2,230)	(787)	17,736	93,230
Net change in unrealized appreciation
(depreciation)	33,876	17,875	56,799	33,890	13,083
Change in net assets from operations	32,273	15,859	54,752	51,422	106,138
Share transactions[1]
Proceeds from the sale of shares
Class A	91,977	5,230	71,052	95,821	352,237
Class I	2,260	—	1,182	1,507	5,785
Cost of shares redeemed
Class A	(62,692)	(35,454)	(60,549)	(34,283)	(102,173)
Class I	(504)	—	(895)	(410)	(2,388)
Change in net assets from
share transactions	31,041	(30,224)	10,790	62,635	253,461
Change in net assets	63,314	(14,365)	65,542	114,057	359,599
Net assets beginning of period	346,010	244,039	495,534	225,269	568,142
Net assets end of period	$409,324	$229,674	$561,076	$339,326	$927,741

[1]Share transactions
Shares sold
Class A	7,600	499	5,290	6,510	14,851
Class I	189	—	88	102	243
Shares redeemed
Class A	(5,213)	(3,389)	(4,530)	(2,340)	(4,285)
Class I	(42)	—	(67)	(27)	(100)
Change in shares
Class A	2,387	(2,890)	760	4,170	10,566
Class I	147	—	21	75	143
Purchases and sales of long term
investments
Purchase of securities	$82,605	$46,071	$66,673	$83,477	$368,425
Proceeds from sales of securities	$52,456	$76,092	$57,146	$3,104	$21,641

(a)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

See accompanying Notes to Financial Statements.

9

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL Conservative Allocation Fund	JNL Moderate Allocation Fund	JNL Institutional Alt 100 Fund	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$4,298	$4,981	$890	$1,215	$1,190
Net realized gain (loss)	4,698	10,877	4,385	14,176	40,441
Net change in unrealized appreciation
(depreciation)	(19,167)	(41,678)	(21,194)	(39,555)	(64,138)
Change in net assets from operations	(10,171)	(25,820)	(15,919)	(24,164)	(22,507)
Distributions to shareholders
From distributable earnings
Class A	—	—	—	(4,792)	—
Class I	—	—	—	(70)	—
Total distributions to shareholders	—	—	—	(4,862)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	154,542	144,013	15,580	123,192	304,201
Class I	943	2,501	—	3,565	12,607
Proceeds in connection with acquisition
Class A	37,915	—	—	—	—
Class I	1	—	—	—	—
Reinvestment of distributions
Class A	—	—	—	4,792	—
Class I	—	—	—	70	—
Cost of shares redeemed
Class A	(94,161)	(105,517)	(89,802)	(46,261)	(97,931)
Class I	(510)	(310)	—	(553)	(2,678)
Change in net assets from
share transactions	98,730	40,687	(74,222)	84,805	216,199
Change in net assets	88,559	14,867	(90,141)	55,779	193,692
Net assets beginning of year	257,451	480,667	334,180	169,490	374,450
Net assets end of year	$346,010	$495,534	$244,039	$225,269	$568,142

[1]Share transactions
Shares sold
Class A	13,165	11,033	1,484	8,407	13,063
Class I	79	191	—	237	537
Shares issued in connection with acquisition
Class A	3,205	—	—	—	—
Reinvestment of distributions
Class A	—	—	—	358	—
Class I	—	—	—	5	—
Shares redeemed
Class A	(8,010)	(8,097)	(8,526)	(3,171)	(4,300)
Class I	(43)	(24)	—	(39)	(117)
Change in shares
Class A	8,360	2,936	(7,042)	5,594	8,763
Class I	36	167	—	203	420

(a)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

See accompanying Notes to Financial Statements.

10

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL Conservative Allocation Fund(g)
Class A
06/30/19		11.48	(0.03)	1.08	1.05	—	—		12.53	9.15	407,003	14		0.48	0.49	(0.48)
12/31/18		11.85	0.16	(0.53)	(0.37)	—	—		11.48	(3.12)	345,579	35		0.50	0.50	1.40
12/31/17		10.98	0.12	0.75	0.87	—	—		11.85	7.92	257,444	167	(h)	0.34	0.34	1.03
12/31/16		10.51	0.10	0.37	0.47	—	—		10.98	4.47	149,066	50		0.22	0.22	0.96
12/31/15		10.93	0.22	(0.40)	(0.18)	(0.12)	(0.12)		10.51	(1.70)	132,938	113		0.23	0.23	2.06
12/31/14		10.64	0.19	0.20	0.39	(0.07)	(0.03)		10.93	3.71	105,392	35		0.27	0.27	1.74

Class I
06/30/19		11.52	(0.01)	1.08	1.07	—	—		12.59	9.29	2,321	14		0.18	0.19	(0.18)
12/31/18		11.86	0.31	(0.65)	(0.34)	—	—		11.52	(2.87)	431	35		0.19	0.20	2.65
12/31/17	‡‡	11.69	(0.01)	0.18	0.17	—	—		11.86	1.45	7	167	(h)	0.20	0.20	(0.20)

JNL Institutional Alt 100 Fund(g)
Class A
06/30/19		10.03	0.01	0.68	0.69	—	—		10.72	6.88	229,673	19		0.50	0.50	0.18
12/31/18		10.65	0.03	(0.65)	(0.62)	—	—		10.03	(5.82)	244,039	26		0.50	0.50	0.31
12/31/17		10.14	0.12	0.39	0.51	—	—		10.65	5.03	334,179	121	(h)	0.31	0.31	1.17
12/31/16		10.13	0.15	(0.14)	0.01	—	—		10.14	0.10	390,396	15		0.22	0.22	1.44
12/31/15		10.60	0.29	(0.46)	(0.17)	(0.12)	(0.18)		10.13	(1.70)	470,542	61		0.23	0.23	2.73
12/31/14		10.60	0.11	0.13	0.24	(0.11)	(0.13)		10.60	2.27	349,573	43		0.27	0.27	0.98

Class I
06/30/19		10.09	0.03	0.69	0.72	—	—		10.81	7.14	1	19		0.20	0.20	0.50
12/31/18		10.67	0.09	(0.67)	(0.58)	—	—		10.09	(5.44)	—	26		—	—	0.89
12/31/17	‡‡	10.42	0.00	0.25	0.25	—	—		10.67	2.40	1	121	(h)	—	—	0.00

JNL Moderate Allocation Fund(g)
Class A
06/30/19		12.51	(0.03)	1.41	1.38	—	—		13.89	11.03	557,870	11		0.48	0.49	(0.48)
12/31/18		13.16	0.13	(0.78)	(0.65)	—	—		12.51	(4.94)	492,913	31		0.49	0.50	0.99
12/31/17		11.91	0.12	1.13	1.25	—	—		13.16	10.50	480,115	137	(h)	0.31	0.31	0.95
12/31/16		11.32	0.09	0.50	0.59	—	—		11.91	5.21	447,357	42		0.22	0.22	0.82
12/31/15		11.91	0.21	(0.36)	(0.15)	(0.18)	(0.26)		11.32	(1.33)	428,424	93		0.23	0.23	1.79
12/31/14		11.77	0.12	0.32	0.44	(0.08)	(0.22)		11.91	3.71	357,957	32		0.27	0.27	1.02

Class I
06/30/19		12.55	(0.01)	1.42	1.41	—	—		13.96	11.24	3,206	11		0.18	0.19	(0.18)
12/31/18		13.17	0.25	(0.87)	(0.62)	—	—		12.55	(4.71)	2,621	31		0.19	0.20	1.94
12/31/17	‡‡	12.88	(0.01)	0.30	0.29	—	—		13.17	2.25	552	137	(h)	0.25	0.25	(0.25)

JNL/American Funds Global Growth Fund(i)(j)
Class A
06/30/19		12.93	(0.01)	2.75	2.74	—	—		15.67	21.19	334,663	18		0.52	1.08	(0.15)
12/31/18		14.59	0.09	(1.44)	(1.35)	(0.04)	(0.27)		12.93	(9.31)	222,402	25		0.50	1.10	0.59
12/31/17		11.74	0.07	3.56	3.63	(0.09)	(0.69)		14.59	31.19	169,233	31		0.52	1.12	0.52
12/31/16		11.70	0.07	(0.03)	0.04	—	—		11.74	0.34	92,028	27		0.52	1.12	0.65
12/31/15		11.21	0.15	0.60	0.75	(0.04)	(0.22)		11.70	6.63	96,355	29		0.52	1.13	1.24
12/31/14		11.00	0.17	0.06	0.23	(0.02)	(0.00)	(k)	11.21	2.06	32,999	22		0.51	1.16	1.53

Class I
06/30/19		12.97	0.01	2.76	2.77	—	—		15.74	21.36	4,663	18		0.22	0.78	0.16
12/31/18		14.61	0.20	(1.51)	(1.31)	(0.06)	(0.27)		12.97	(9.03)	2,867	25		0.20	0.80	1.40
12/31/17	‡‡	13.93	0.30	0.38	0.68	—	—		14.61	4.88	257	31		0.25	0.85	7.78

JNL/American Funds Growth Fund(i)(j)
Class A
06/30/19		21.34	(0.01)	3.52	3.51	—	—		24.85	16.45	913,129	15		0.60	1.11	(0.05)
12/31/18		21.47	0.06	(0.19)	(0.13)	—	—		21.34	(0.61)	558,674	35		0.60	1.15	0.25
12/31/17		16.79	0.04	4.64	4.68	—	—		21.47	27.87	373,976	24		0.62	1.17	0.19
12/31/16		15.40	0.08	1.31	1.39	—	—		16.79	9.03	232,521	26		0.62	1.17	0.48
12/31/15		14.86	0.06	0.91	0.97	(0.07)	(0.36)		15.40	6.44	186,787	20		0.68	1.18	0.40
12/31/14		13.81	0.15	0.95	1.10	(0.03)	(0.02)		14.86	7.98	106,073	29		0.72	1.22	1.06

Class I
06/30/19		21.43	0.03	3.53	3.56	—	—		24.99	16.61	14,612	15		0.30	0.81	0.24
12/31/18		21.50	0.22	(0.29)	(0.07)	—	—		21.43	(0.33)	9,468	35		0.30	0.85	0.93
12/31/17	‡‡	20.09	0.35	1.06	1.41	—	—		21.50	7.02	474	24		0.35	0.90	6.17

See accompanying Notes to Financial Statements.

11

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

‡‡		Effective September 25, 2017, Class I shares were offered by the Fund.
(a)		Annualized for periods less than one year.
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The ratios of net investment income(loss) and expenses to average net assets for both the Master and Feeder Fund are as follows:

	Ratios (annualized for periods less than one year)
	Net expense to average net assets (%)	Total expense to average net assets (%)	Net investment income (loss) to average net assets (%)
JNL/American Funds Global Growth Fund
Class A
06/30/19	1.07	1.63	(0.70)
12/31/18	1.05	1.65	0.04
12/31/17	1.07	1.67	(0.03)
12/31/16	1.08	1.68	0.09
12/31/15	1.07	1.68	0.69
12/31/14	1.06	1.71	0.98
Class I
06/30/19	0.77	1.33	(0.39)
12/31/18	0.75	1.35	0.85
12/31/17	0.80	1.40	7.23
JNL/American Funds Growth Fund
Class A
06/30/19	0.94	1.45	(0.39)
12/31/18	0.94	1.49	(0.09)
12/31/17	0.97	1.52	(0.16)
12/31/16	0.97	1.52	0.13
12/31/15	1.03	1.53	0.05
12/31/14	1.07	1.57	0.71
Class I
06/30/19	0.64	1.15	(0.10)
12/31/18	0.64	1.19	0.59
12/31/17	0.70	1.25	5.82

(c)		Calculated using the average shares method.
(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the underlying funds. Portfolio turnover for the Master Feeder Funds reflects each Master Fund’s portfolio purchases and sales. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(f)

The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each underlying fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each underlying fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(h)

Portfolio turnover includes the purchase and sale in each underlying fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each underlying fund was as follows:

	Portfolio Turnover (%)
JNL Conservative Allocation Fund	47
JNL Moderate Allocation Fund	48
JNL Institutional Alt 100 Fund	25

(i)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(j)

The Master Funds for the Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(k)		Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

12

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

NOTE 1. ORGANIZATION

Jackson Variable Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated September 7, 2011, as amended and restated April 27, 2015, and amended September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2019 consisted of twenty-two (22) separate funds. Information in these financial statements pertains to five (5) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund's Adviser are:

Fund:	Adviser:
JNL/American Funds® Global Growth Fund and JNL/American Funds® Growth Fund. These Funds are collectively known as “Master Feeder Funds”.	JNAM (Adviser to each Master Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)
JNL Conservative Allocation Fund, JNL Institutional Alt 100 Fund and JNL Moderate Allocation Fund. These Funds are collectively known as “Funds of Funds”.	JNAM

Each Fund, except the Master Feeder Funds, operates under a “Fund of Funds” structure, investing all of its assets in other affiliated funds (each, an “underlying fund”, and collectively, the “underlying funds”), as applicable, advised by JNAM.

Each of the Master Feeder Funds operates as a “Feeder Fund” and seeks to achieve its respective investment objective by investing all of its assets in a separate mutual fund (“Master Fund”). Each Master Fund is a series of the American Funds Insurance Series®, a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of June 30, 2019, JNL/American Funds Global Growth Fund owned 5.36% of its corresponding Master Fund and JNL/American Funds Growth Fund owned 3.50% of its corresponding Master Fund. The Master Funds’ Schedules of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report, which accompanies this report. This report should be read in conjunction with the Master Funds’ shareholder reports. The Master Funds' shareholder reports are also available on the SEC’s website at www.sec.gov.

The Master Feeder Funds and Funds of Funds are diversified Funds for purposes of the 1940 Act.

Each Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation and Fair Value Measurement. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The NAV of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the shareholder report of the underlying funds. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the

13

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Master Fund is discussed in each Master Fund’s shareholder report, which accompanies this report. The Master Fund’s shareholder reports are also available on the SEC's website at www.sec.gov.

FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the underlying funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders. No distributions of net investment income or realized capital gains are required for Funds that are treated as partnerships for federal income tax purposes, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in-capital on a semi-annual basis. Capital gains distributions received from the Master Funds and the underlying funds are recorded as Net realized gain on Distributions from Affiliated or Unaffiliated investment companies, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income is recorded on the ex-dividend date.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that Class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Funds of Funds. Because each Feeder Fund invests all of its assets in its respective Master Fund, the Feeder Fund's shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests. Such expenses are not included in the Statements of Operations, but are incurred indirectly in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in underlying funds.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. CERTAIN RISKS

Market and Volatility Risk. In the normal course of business, the Master Funds and underlying funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Master Funds and underlying funds may invest in derivatives to hedge the Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause the Master Fund’s and underlying fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Credit and Counterparty Risk. In the normal course of business, the Master Funds or underlying funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, a Master Fund or underlying fund may be exposed to the risk that an institution or other entity with which the Master Fund or underlying fund has unsettled or open transactions will default (“counterparty risk”). Financial assets, which potentially expose a Master Fund or underlying fund to credit risk, consist principally of investments and cash due from counterparties. The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or underlying fund’s financial statements. A Master Fund or underlying fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or underlying fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and underlying fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The extent of a Master Fund’s or underlying fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated within their carrying value as recorded in each Master Fund’s or underlying fund’s Statement of Assets and Liabilities. For certain derivative contracts held by a Master Fund or underlying fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

14

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Underlying Fund Investment Risk. Each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or underlying fund in which it invests. Additional risks associated with a Master Fund’s or underlying fund’s investments are described within the respective Master Fund’s or underlying fund’s annual shareholder report. The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Funds of Funds changes with the values of the corresponding underlying funds and their investments. The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 4. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the advisory fee and the administrative fee each Fund is obligated to pay JNAM.

	Advisory Fee (m-millions and b-billions)			Administrative Fee (b-billions)
	$0 to $500m %	$500m to $1b %	Over $1b %	$0 to $3b %	Over $3b %
JNL/American Funds Global Growth Fund[1,2]	0.65	0.65	0.60 – 0.58	0.10	0.08
JNL/American Funds Growth Fund[1,3]	0.65	0.65	0.60 – 0.58	0.10	0.08
JNL/Conservative Allocation Fund[4]	0.13	0.08	0.08 – 0.07	0.05	0.045
JNL/Institutional Alt 100 Fund	0.15	0.10	0.10 – 0.09	0.05	0.045
JNL/Moderate Allocation Fund[4]	0.13	0.08	0.08 – 0.07	0.05	0.045

1 Prior to April 29, 2019, for administrative fees, for over $3 billion was 0.09%.

2 Prior to April 29, 2019, for advisory fees, the range from $0 - $500 million was 0.70%, the range from $500 million - $1 billion was 0.70% and over $1 billion was 0.65% - 0.63%.

3 Prior to April 29, 2019, for advisory fees, the range from $0 - $500 million was 0.75%, the range from $500 million - $1 billion was 0.75% and over $1 billion was 0.70% - 0.68%.

4 Prior to April 29, 2019, for advisory fees, the range from $0 - $500 million was 0.15%, the range from $500 million - $1 billion was 0.10% and over $1 billion was 0.10% - 0.09%.

Advisory Fee Waivers. Pursuant to a contractual and voluntary fee waiver agreement, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets %
JNL/American Funds Global Growth Fund[1]	0.50
JNL/American Funds Growth Fund[2]	0.45
[1] Prior to April 29, 2019, the contractual waiver was 0.60%. [2] Prior to April 29, 2019, the contractual waiver was 0.55%.

Effective April 29, 2019, the voluntary waiver agreement for JNL Conservative Allocation Fund and JNL Moderate Allocation Fund was discontinued. The waived portion of advisory fees for these Funds was converted to reductions in advisory fees.

Distribution Fees. The Trust adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds' Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not

15

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund's Statement of Operations.

Other Service Providers. JPMorgan Chase Bank, N.A. ("JPM Chase") acts as custodian for the Funds.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustees fees set forth in the Statements of Operations.

NOTE 5. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of the Master Feeder Funds, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective May 31, 2019, the Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to May 31, 2019, the amount available under the facility was $675,000,000. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPM Chase, which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 6. INCOME TAX MATTERS

The Funds are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is a separate entity for federal income tax purposes.

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2018 was as follows:

	Net Ordinary Income($)*	Long-term Capital Gain($)	Return of Capital($)
JNL/American Funds Global Growth Fund	689	4,173	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2015, 2016, 2017 and 2018 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2019.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

16

Jackson Variable Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

June 30, 2019

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡^	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†
JNL Conservative Allocation Fund
Class A	0.48	1,000.00	1,091.50	2.49	1,000.00	1,022.41	2.41
Class I	0.18	1,000.00	1,092.90	0.93	1,000.00	1,023.90	0.90
JNL Institutional Alt 100 Fund
Class A	0.50	1,000.00	1,068.80	2.56	1,000.00	1,022.32	2.51
Class I	0.20	1,000.00	1,071.40	1.03	1,000.00	1,023.80	1.00
JNL Moderate Allocation Fund
Class A	0.48	1,000.00	1,110.30	2.51	1,000.00	1,022.41	2.41
Class I	0.18	1,000.00	1,112.40	0.94	1,000.00	1,023.90	0.90
JNL/American Funds Global Growth Fund
Class A	0.52	1,000.00	1,211.90	2.85	1,000.00	1,022.22	2.61
Class I	0.22	1,000.00	1,213.60	1.21	1,000.00	1,023.70	1.10
JNL/American Funds Growth Fund
Class A	0.60	1,000.00	1,164.50	3.22	1,000.00	1,021.82	3.01
Class I	0.30	1,000.00	1,166.10	1.61	1,000.00	1,023.31	1.51

^ The annualized expense ratios for the Funds of Funds do not include expenses of the Funds of Funds’ underlying funds. The annualized expense ratios for the Master Funds include the expenses of both the Master and Feeder Fund.

‡ The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during the period and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during the period and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets of Class I shares during the period.

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-Q and N-PORT. The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-Q and N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

17

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

June 30, 2019

Jackson Variable Series Trust Sub-Advised Funds including: JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine® Total Return Fund, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/FAMCO Flex Core Covered Call Fund, JNL/Lazard International Strategic Equity Fund, JNL/Mellon Equity Income Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Currency Fund, JNL/Nicholas Convertible Arbitrage Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/The London Company Focused U.S. Equity Fund, JNL/VanEck International Gold Fund, JNL/WCM Focused International Equity Fund

Jackson Variable Series Trust Supplements to Prospectus

Jackson Variable Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2019

JNL iShares Tactical Growth Fund

Composition as of June 30, 2019:
Domestic Equity	38.1%
International Equity	13.1
Domestic Fixed Income	12.3
Emerging Markets Equity	12.0
Global Equity	8.0
Alternative	6.6
Emerging Markets Fixed Income	2.6
Securities Lending Collateral	5.5
Other Short Term Investments	1.8
Total Investments	100.0%

JNL iShares Tactical Moderate Fund

Composition as of June 30, 2019:
Domestic Fixed Income	42.3%
Domestic Equity	22.6
International Equity	7.6
Emerging Markets Fixed Income	6.1
Emerging Markets Equity	5.4
Alternative	3.6
Global Equity	3.1
Other Short Term Investments	5.2
Securities Lending Collateral	4.1
Total Investments	100.0%

JNL iSharesTactical Moderate Growth Fund

Composition as of June 30, 2019:
Domestic Equity	29.5%
Domestic Fixed Income	29.0
International Equity	9.6
Emerging Markets Equity	8.6
Global Equity	6.5
Alternative	5.4
Emerging Markets Fixed Income	4.9
Other Short Term Investments	3.6
Securities Lending Collateral	2.9
Total Investments	100.0%

JNL/DFA U.S. Small Cap Fund

Composition as of June 30, 2019:
Financials	19.6%
Industrials	18.8
Consumer Discretionary	13.7
Information Technology	13.1
Health Care	9.1
Materials	6.2
Energy	4.8
Communication Services	3.8
Consumer Staples	3.7
Utilities	3.3
Real Estate	0.7
Rights	-
Securities Lending Collateral	2.7
Other Short Term Investments	0.5
Total Investments	100.0%

JNL/DoubleLine ® Total Return Fund

Composition as of June 30, 2019:
U.S. Government Agency MBS	46.5%
Non-U.S. Government Agency ABS	43.4
Government Securities	5.4
Securities Lending Collateral	2.9
Other Short Term Investments	1.8
Total Investments	100.0%

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund

Composition as of June 30, 2019:
Government Securities	72.8%
Financials	3.9
Real Estate	2.5
Communication Services	0.8
Consumer Staples	0.7
Industrials	0.7
U.S. Government Agency MBS	0.6
Materials	0.5
Utilities	0.1
Consumer Discretionary	0.1
Energy	0.1
Health Care	-
Other Short Term Investments	17.2
Total Investments	100.0%

JNL/FAMCO Flex Core Covered Call Fund

Composition as of June 30, 2019:
Information Technology	23.9%
Industrials	16.8
Financials	15.8
Health Care	9.8
Consumer Discretionary	9.8
Consumer Staples	9.6
Energy	5.4
Materials	3.9
Communication Services	3.8
Other Short Term Investments	1.2
Total Investments	100.0%

JNL/Lazard International Strategic Equity Fund

Composition as of June 30, 2019:
Financials	20.9%
Industrials	17.4
Information Technology	10.3
Health Care	9.6
Consumer Staples	9.6
Communication Services	9.1
Consumer Discretionary	8.0
Materials	3.7
Energy	3.3
Utilities	1.5
Real Estate	1.4
Other Short Term Investments	4.3
Securities Lending Collateral	0.9
Total Investments	100.0%

JNL/Mellon Equity Income Fund

Composition as of June 30, 2019:
Financials	30.2%
Materials	10.9
Information Technology	10.8
Energy	9.5
Industrials	8.6
Health Care	8.4
Communication Services	6.7
Consumer Staples	4.7
Consumer Discretionary	3.1
Utilities	3.0
Real Estate	1.6
Securities Lending Collateral	1.3
Other Short Term Investments	1.2
Total Investments	100.0%

JNL/Neuberger Berman Commodity Strategy Fund

Composition as of June 30, 2019:
Financials	41.1%
Non-U.S. Government Agency ABS	17.6
Communication Services	7.0
Health Care	4.9
Utilities	4.4
Consumer Staples	4.0
Energy	2.8
Information Technology	2.1
Industrials	1.9
Other Short Term Investments	14.2
Total Investments	100.0%

JNL/Neuberger Berman Currency Fund

Composition as of June 30, 2019:
Government Securities	26.5%
Other Short Term Investments††	73.5
Total Investments	100.0%

††The Fund gains exposure to currencies by investing in forward foreign currency contracts. Please refer to the Schedule of Investments for the Fund's investments in forward foreign currency contracts.

JNL/Nicholas Convertible Arbitrage Fund

Composition as of June 30, 2019:
Long Investments
Information Technology	38.5%
Health Care	18.2
Communication Services	11.0
Consumer Discretionary	10.2
Industrials	5.6
Financials	5.2
Real Estate	2.5
Energy	2.2
Other Short Term Investments	6.6
Total Long Investments†	100.0%
Short Investments
Information Technology	39.4%
Health Care	20.6
Communication Services	12.6
Investment Companies	12.4
Consumer Discretionary	5.6
Financials	3.4
Real Estate	3.2
Industrials	1.9
Energy	0.9
Total Short Investments†	100.0%

.

†Total Long Investments represent 105.7% of net assets and Total Short Investments represent (41.4%) of net assets.

JNL/PIMCO Investment Grade Credit Bond Fund

Composition as of June 30, 2019:
Financials	33.6%
Government Securities	12.5
U.S. Government Agency MBS	10.2
Energy	6.6
Communication Services	5.7
Real Estate	5.6
Industrials	5.4
Health Care	3.9
Consumer Discretionary	3.9
Non-U.S. Government Agency ABS	3.5
Information Technology	3.2
Utilities	2.6
Consumer Staples	1.8
Materials	0.9
Securities Lending Collateral	0.6
Total Investments	100.0%

JNL/T. Rowe Price Capital Appreciation Fund

Composition as of June 30, 2019:
Information Technology	19.5%
Health Care	18.3
Financials	11.1
Industrials	9.8
Communication Services	9.2
Utilities	7.8
Consumer Discretionary	7.4
Government Securities	3.1
Real Estate	1.4
Consumer Staples	1.2

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2019

Materials	0.7
Energy	0.5
Non-U.S. Government Agency ABS	0.2
Investment Companies	-
Other Short Term Investments	9.5
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/The London Company Focused U.S. Equity Fund

Composition as of June 30, 2019:
Financials	22.6%
Industrials	16.8
Information Technology	13.8
Consumer Discretionary	12.9
Materials	8.6
Consumer Staples	7.6
Health Care	4.7
Communication Services	3.8
Real Estate	3.1
Energy	3.1
Other Short Term Investments	3.0
Total Investments	100.0%

JNL/VanEck International Gold Fund

Composition as of June 30, 2019:
Materials	94.9%
Warrants	0.2
Rights	-
Securities Lending Collateral	4.1
Other Short Term Investments	0.8
Total Investments	100.0%

JNL/WCM Focused International Equity Fund

Composition as of June 30, 2019:
Health Care	19.3%
Financials	15.6
Information Technology	15.4
Industrials	14.2
Consumer Discretionary	12.6
Consumer Staples	8.8
Communication Services	5.4
Materials	4.7
Other Short Term Investments	2.2
Securities Lending Collateral	1.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares	Value ($)
JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 98.1%
Domestic Equity 40.3%
iShares Core S&P 500 ETF	64	18,938
iShares Core S&P Mid-Cap ETF	104	20,188
iShares Morningstar Large-Cap Value ETF	228	24,656
iShares S&P SmallCap 600 Index ETF	54	4,239
iShares U.S. Consumer Services ETF (a)	58	12,575
iShares U.S. Financial Services ETF (a)	33	4,463
iShares U.S. Technology ETF (a)	58	11,521
		96,580
International Equity 13.9%
iShares Core MSCI EAFE ETF	542	33,272
Domestic Fixed Income 13.0%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	63	2,928
iShares 1-3 Year Treasury Bond ETF (a)	56	4,703
iShares Core Total U.S. Bond Market ETF	75	8,363
iShares Liquidity Income ETF (a)	151	7,592
iShares MBS ETF	71	7,675
		31,261
Emerging Markets Equity 12.7%
iShares Core MSCI Emerging Markets ETF	593	30,509
Global Equity 8.4%
iShares Exponential Technologies ETF (a)	526	20,270
Alternative 7.0%
iShares Global Infrastructure ETF (a)	209	9,665
iShares U.S. Real Estate ETF	81	7,109
		16,774
Emerging Markets Fixed Income 2.8%
iShares JPMorgan USD Emerging Markets Bond ETF	59	6,636
Total Investment Companies (cost $209,729)		235,302
SHORT TERM INVESTMENTS 7.7%
Securities Lending Collateral 5.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	13,874	13,874
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	4,632	4,632
Total Short Term Investments (cost $18,506)		18,506
Total Investments 105.8% (cost $228,235)		253,808
Other Assets and Liabilities, Net (5.8)%		(13,957)
Total Net Assets 100.0%		239,851

(a)  All or a portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 94.6%
Domestic Fixed Income 44.1%
iShares 0-5 Year High Yield Corporate Bond ETF	123	5,742
iShares 0-5 Year TIPS Bond ETF (a)	43	4,322
iShares 1-3 Year Treasury Bond ETF (a)	81	6,845
iShares Core Total U.S. Bond Market ETF	204	22,696
iShares Liquidity Income ETF (a)	206	10,378
iShares MBS ETF	134	14,472
		64,455
Domestic Equity 23.6%
iShares Core S&P 500 ETF	35	10,482
iShares Core S&P Mid-Cap ETF	33	6,373
iShares Morningstar Large-Cap Value ETF	72	7,739
iShares S&P SmallCap 600 Index ETF	14	1,113
iShares U.S. Consumer Services ETF	18	3,853
iShares U.S. Financial Services ETF	9	1,172
iShares U.S. Technology ETF (a)	19	3,716
		34,448
International Equity 8.0%
iShares Core MSCI EAFE ETF	190	11,651
	Shares	Value ($)
Emerging Markets Fixed Income 6.3%
iShares JPMorgan USD Emerging Markets Bond ETF	81	9,242
Emerging Markets Equity 5.6%
iShares Core MSCI Emerging Markets ETF	161	8,269
Alternative 3.8%
iShares Global Infrastructure ETF (a)	64	2,961
iShares U.S. Real Estate ETF	29	2,541
		5,502
Global Equity 3.2%
iShares Exponential Technologies ETF	123	4,749
Total Investment Companies (cost $129,344)		138,316
SHORT TERM INVESTMENTS 9.7%
Investment Companies 5.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	7,889	7,889
Securities Lending Collateral 4.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	6,243	6,243
Total Short Term Investments (cost $14,132)		14,132
Total Investments 104.3% (cost $143,476)		152,448
Other Assets and Liabilities, Net (4.3)%		(6,249)
Total Net Assets 100.0%		146,199

(a)  All or a portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 96.3%
Domestic Equity 30.4%
iShares Core S&P 500 ETF	71	20,933
iShares Core S&P Mid-Cap ETF	71	13,735
iShares Morningstar Large-Cap Value ETF	191	20,585
iShares S&P SmallCap 600 Index ETF	36	2,853
iShares U.S. Consumer Services ETF	55	11,888
iShares U.S. Financial Services ETF	34	4,508
iShares U.S. Technology ETF (a)	58	11,465
		85,967
Domestic Fixed Income 29.9%
iShares 0-5 Year High Yield Corporate Bond ETF	148	6,921
iShares 0-5 Year TIPS Bond ETF	34	3,461
iShares 1-3 Year Treasury Bond ETF	115	9,727
iShares Core Total U.S. Bond Market ETF	273	30,350
iShares Liquidity Income ETF	288	14,492
iShares MBS ETF	181	19,533
		84,484
International Equity 9.9%
iShares Core MSCI EAFE ETF	457	28,080
Emerging Markets Equity 8.8%
iShares Core MSCI Emerging Markets ETF	485	24,957
Global Equity 6.7%
iShares Exponential Technologies ETF	493	19,020
Alternative 5.5%
iShares Global Infrastructure ETF	185	8,566
iShares U.S. Real Estate ETF	80	7,002
		15,568
Emerging Markets Fixed Income 5.1%
iShares JPMorgan USD Emerging Markets Bond ETF	126	14,257
Total Investment Companies (cost $244,670)		272,333
SHORT TERM INVESTMENTS 6.7%
Investment Companies 3.7%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	10,503	10,503

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares	Value ($)
Securities Lending Collateral 3.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	8,351	8,351
Total Short Term Investments (cost $18,854)		18,854
Total Investments 103.0% (cost $263,524)		291,187
Other Assets and Liabilities, Net (3.0)%		(8,352)
Total Net Assets 100.0%		282,835

(a)  All or a portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund *
COMMON STOCKS 99.7%
Financials 20.1%
Bank OZK	8	244
First Financial Bancshares, Inc.	7	226
FirstCash, Inc.	3	258
FNB Corp.	19	226
IberiaBank Corp.	3	253
RLI Corp.	3	242
Selective Insurance Group Inc.	4	282
Stifel Financial Corp.	4	256
Wintrust Financial Corporation	3	245
Other Securities		21,747
		23,979
Industrials 19.0%
Armstrong World Industries, Inc.	3	284
Brink's Co.	3	242
Clean Harbors Inc. (a)	4	253
Generac Holdings Inc. (a)	4	264
MasTec Inc. (a)	5	240
MSA Safety Inc.	2	243
RBC Bearings Incorporated (a)	1	236
Tetra Tech, Inc.	3	271
Timken Co.	5	244
Trex Company, Inc. (a)	4	264
Other Securities		20,138
		22,679
Consumer Discretionary 14.2%
Aaron's, Inc.	4	257
Container Store Group Inc. (a)	4	32
Cracker Barrel Old Country Store, Inc. (b)	1	249
Deckers Outdoor Corp. (a)	2	310
Penske Automotive Group, Inc.	5	248
Tempur Sealy International, Inc. (a)	3	233
Wyndham Destinations, Inc.	5	228
Other Securities		15,316
		16,873
Information Technology 13.8%
ACI Worldwide, Inc. (a)	7	252
CACI International Inc. - Class A (a)	1	231
Globant S.A. (a)	2	224
LogMeIn, Inc.	3	228
Manhattan Associates Inc. (a)	4	286
Science Applications International Corp.	4	304
Tech Data Corp. (a)	2	233
Versum Materials, Inc.	5	270
Other Securities		14,481
		16,509
Health Care 9.5%
Amedisys, Inc. (a)	2	242
Repligen Corp. (a)	3	237
Wright Medical Group N.V. (a)	8	224
Other Securities		10,576
		11,279
Materials 6.3%
Eagle Materials Inc.	3	264
Graphic Packaging Holding Co.	18	254
Univar Inc. (a)	11	252
Other Securities		6,791
		7,561
Energy 4.9%
Other Securities		5,894
Communication Services 3.9%
Cars.com Inc. (a)	2	34
Sinclair Broadcast Group Inc. - Class A	4	226
TEGNA Inc.	13	201
Telephone & Data Systems Inc.	7	204
US Cellular Corp. (a)	2	105
Other Securities		3,843
		4,613
	Shares/Par[1]	Value ($)
Consumer Staples 3.9%
BJ's Wholesale Club Holdings, Inc. (a)	8	203
Edgewell Personal Care Colombia S A S (a)	3	89
Energizer Holdings, Inc. (b)	4	139
Lancaster Colony Corp.	2	233
Other Securities		3,929
		4,593
Utilities 3.4%
NorthWestern Corp.	3	225
PNM Resources, Inc.	5	241
Spire, Inc.	3	250
Other Securities		3,390
		4,106
Real Estate 0.7%
Other Securities		820
Total Common Stocks (cost $115,308)		118,906
RIGHTS 0.0%
Other Securities		11
Total Rights (cost $1)		11
PREFERRED STOCKS 0.0%
Communication Services 0.0%
Other Securities		10
Total Preferred Stocks (cost $2)		10
SHORT TERM INVESTMENTS 3.3%
Securities Lending Collateral 2.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	3,319	3,319
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	568	568
Total Short Term Investments (cost $3,887)		3,887
Total Investments 103.0% (cost $119,198)		122,814
Other Assets and Liabilities, Net (3.0)%		(3,617)
Total Net Assets 100.0%		119,197

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 53.0%
Collateralized Mortgage Obligations 27.1%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	9,269	9,471
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	8,470
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	10,126
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,386
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,358
Series A-4377, REMIC, 3.00%, 06/15/39	11,130	11,260
Series BK-4469, REMIC, 3.00%, 08/15/39	8,342	8,448
Series JA-3818, REMIC, 4.50%, 01/15/40	160	161
Series GA-4376, REMIC, 3.00%, 04/15/40	9,836	10,035
Series NY-4390, REMIC, 3.00%, 06/15/40	9,521	9,715
Series MA-4391, REMIC, 3.00%, 07/15/40	9,309	9,499
Interest Only, Series SP-3770, REMIC, 4.11%, (6.50% - (1M USD LIBOR * 1)), 11/15/40 (a)	2,189	214
Interest Only, Series SM-3780, REMIC, 4.11%, (6.50% - (1M USD LIBOR * 1)), 12/15/40 (a)	12,018	2,311
Series KA-4366, REMIC, 3.00%, 03/15/41	9,446	9,663
Series SL-4061, REMIC, 2.71%, (7.06% - (1M USD LIBOR * 1.75)), 06/15/42 (a)	1,482	1,535
Series A-4734, REMIC, 3.00%, 07/15/42	25,100	25,590
Series KM-4141, REMIC, 1.75%, 12/15/42	24,358	23,548
Series B-4481, REMIC, 3.00%, 12/15/42	18,614	19,148
Series CS-4156, REMIC, 2.47%, (5.40% - (1M USD LIBOR * 1.2)), 01/15/43 (a)	5,045	5,001
Series DA-4464, REMIC, 2.50%, 01/15/43	3,544	3,393
Series UZ-4508, REMIC, 3.00%, 07/15/43	10,713	10,632
Series ZX-4404, REMIC, 4.00%, 04/15/44	59,038	65,560
Series CA-4573, REMIC, 3.00%, 11/15/44	31,690	32,466
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,787	2,039
Series EC-4745, REMIC, 3.00%, 12/15/44	16,592	16,884
Series KZ-4440, REMIC, 3.00%, 02/15/45	12,247	12,224
Series HA-4582, REMIC, 3.00%, 09/15/45	22,022	22,625
Interest Only, Series MS-4291, REMIC, 3.51%, (5.90% - (1M USD LIBOR * 1)), 01/15/54 (a)	5,090	796
Federal National Mortgage Association, Inc.
Interest Only, Series 2010-CS-134, REMIC, 4.28%, (6.68% - (1M USD LIBOR * 1)), 12/25/25 (a)	1,586	142
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	4,838	4,755
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,822	1,858
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	20,688
Interest Only, Series 2005-S-2, REMIC, 4.20%, (6.60% - (1M USD LIBOR * 1)), 02/25/35 (a)	6,730	1,219
Interest Only, Series 2011-PS-84, REMIC, 4.20%, (6.60% - (1M USD LIBOR * 1)), 01/25/40 (a)	10,298	752
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	1,134	1,178
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	8,987	9,165
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	4,877	4,831
Interest Only, Series 2011-ES-93, REMIC, 4.10%, (6.50% - (1M USD LIBOR * 1)), 09/25/41 (a)	1,997	375
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	2,010	2,182
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	2,004	2,170
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	31,480	31,897
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	13,738	13,978
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	12,303	12,366
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	16,931	17,193
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	16,737	16,541
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	4,171	4,159
Series 2016-A-9, REMIC, 3.00%, 09/25/43	7,526	7,690
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	15,989	17,402
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	19,398	19,913
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	11,503	11,492
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	24,804	25,001
Series 2018-JA-27, REMIC, 3.00%, 12/25/47	8,647	8,761
Series 2018-C-33, REMIC, 3.00%, 05/25/48	48,396	49,035
Series 2018-LA-38, REMIC, 3.00%, 06/25/48	18,237	18,389
Series 2018-A-64, REMIC, 3.00%, 09/25/48	23,384	23,701
Series 2019-BA-12, REMIC, 3.00%, 04/25/49	9,791	9,924
	Shares/Par[1]	Value ($)
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 3.72%, (6.10% - (1M USD LIBOR * 1)), 03/20/40 (a)	7,016	520
		679,835
Mortgage-Backed Securities 20.4%
Federal Home Loan Mortgage Corporation
3.00%, 06/01/43	22,480	22,878
3.00%, 07/01/43	7,103	7,229
3.00%, 07/01/43	23,068	23,477
4.00%, 09/01/43	1,824	1,917
3.00%, 10/01/43	17,732	18,046
4.00%, 12/01/43	3,501	3,724
4.00%, 12/01/43	1,139	1,197
4.00%, 02/01/44	3,058	3,252
REMIC, 3.00%, 06/15/44	8,686	8,930
3.00%, 10/01/44	8,223	8,356
3.00%, 11/01/44	18,516	18,816
3.00%, 04/01/45	19,564	19,868
3.00%, 04/01/45	25,429	25,848
3.00%, 06/01/45	16,925	17,188
3.00%, 09/01/45	10,257	10,416
3.50%, 02/01/46	27,959	29,075
3.50%, 01/01/48	13,419	13,816
Federal National Mortgage Association, Inc.
4.50%, 04/01/26	2,969	3,116
3.00%, 03/01/35	18,221	18,658
3.50%, 09/01/43	22,511	23,318
3.50%, 01/01/45	4,620	4,694
3.50%, 08/01/45	11,158	11,592
3.00%, 08/01/46	31,045	31,100
3.00%, 11/01/46	10,287	10,306
3.00%, 11/01/46	5,108	5,183
3.00%, 12/01/46	21,949	22,270
3.00%, 12/01/46	5,781	5,865
3.00%, 02/01/47	39,581	40,109
4.00%, 08/01/47	26,485	27,614
3.50%, 09/01/47	21,262	21,878
4.00%, 01/01/48	15,506	16,162
3.50%, 04/01/48	10,092	10,368
4.00%, 06/01/48	16,395	17,027
Government National Mortgage Association
3.50%, 10/20/45	10,222	10,468
		513,761
U.S. Treasury Securities 5.5%
U.S. Treasury Note
2.88%, 08/15/28	15,100	16,218
3.13%, 11/15/28	25,100	27,516
2.63%, 02/15/29	20,900	22,030
2.38%, 05/15/29 (b)	69,900	72,194
		137,958
Total Government And Agency Obligations (cost $1,297,637)		1,331,554
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 44.3%
Ajax Mortgage Loan Trust
Series 2017-A-A, 3.47%, 04/25/57 (c) (d)	6,602	6,575
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	3,634	3,546
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	2,427	2,133
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	2,446	2,490
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	17,461	12,646
Banc of America Alternative Loan Trust
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	9,297	9,621
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	6,448	6,295
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 3.59%, (1M USD LIBOR + 1.20%), 08/15/19 (a) (d)	722	719
Series 2017-D-DELC, REMIC, 4.09%, (1M USD LIBOR + 1.70%), 08/15/19 (a) (d)	823	823
Series 2017-E-DELC, REMIC, 4.89%, (1M USD LIBOR + 2.50%), 08/15/19 (a) (d)	1,660	1,662
Series 2017-F-DELC, REMIC, 5.89%, (1M USD LIBOR + 3.50%), 08/15/19 (a) (d)	1,653	1,655

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
BBCMS Trust
Series 2018-A-CBM, REMIC, 3.39%, (1M USD LIBOR + 1.00%), 07/15/20 (a) (d)	2,389	2,389
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a) (d)	2,300	2,314
Series 2018-A-BXH, REMIC, 3.39%, (1M USD LIBOR + 1.00%), 10/15/20 (a) (d)	2,559	2,554
Series 2014-E-BXO, REMIC, 6.14%, (1M USD LIBOR + 3.75%), 08/15/27 (a) (d)	3,171	3,172
BX Commercial Mortgage Trust
Series 2018-A-IND, 3.14%, (1M USD LIBOR + 0.75%), 10/15/20 (a) (d)	2,480	2,480
Bx Trust
Series 2017-D-SLCT, 4.44%, (1M USD LIBOR + 2.05%), 07/15/19 (a) (d)	914	914
Series 2017-E-SLCT, 5.54%, (1M USD LIBOR + 3.15%), 07/15/19 (a) (d)	1,549	1,551
Series 2018-A-GW, 3.19%, (1M USD LIBOR + 0.80%), 05/15/20 (a) (d)	2,264	2,260
Series 2018-D-GW, 4.16%, (1M USD LIBOR + 1.77%), 05/15/20 (a) (d)	198	199
Series 2018-A-EXCL, REMIC, 3.48%, (1M USD LIBOR + 1.09%), 09/15/20 (a) (d)	2,782	2,772
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	9,844	7,169
CIM Trust
Series 2016-B2-1RR, REMIC, 7.53%, 07/25/55 (a) (d)	26,200	26,476
Series 2016-B2-3RR, REMIC, 7.43%, 02/29/56 (a) (d)	26,200	26,347
Series 2016-B2-2RR, REMIC, 7.77%, 02/29/56 (a) (d)	26,200	26,432
Series 2017-B2-3RR, 10.62%, 01/25/57 (a) (d)	35,590	36,726
Series 2017-A1-6, 3.02%, 06/25/57 (a) (d)	11,052	11,031
COMM Mortgage Trust
Series 2015-CMD-CR23, REMIC, 3.81%, 04/10/20 (a) (e) (f)	3,007	3,007
Series 2018-A-HCLV, 3.39%, (1M USD LIBOR + 1.00%), 09/15/20 (a) (d)	3,070	3,056
Series 2016-F-GCT, REMIC, 3.58%, 08/12/21 (a) (d)	3,461	3,391
Series 2014-C-CR19, REMIC, 4.90%, 08/10/24 (a)	1,163	1,230
Series 2016-C-CR28, REMIC, 4.80%, 12/12/25 (a)	2,047	2,204
Series 2016-C-DC2, REMIC, 4.79%, 02/12/26 (a)	1,340	1,392
Interest Only, Series 2013-XA-CR12, REMIC, 1.33%, 10/15/46 (a)	32,732	1,383
Interest Only, Series 2014-XA-CR17, REMIC, 1.15%, 05/10/47 (a)	30,123	1,188
Interest Only, Series 2015-XA-DC1, REMIC, 1.26%, 02/10/48 (a)	28,302	1,131
Interest Only, Series 2015-XA-CR26, REMIC, 1.11%, 10/10/48 (a)	28,630	1,365
Interest Only, Series 2016-XA-DC2, REMIC, 1.18%, 02/12/49 (a)	19,489	1,029
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	7,944	6,784
Credit Suisse Mortgage Trust
Series 2018-A-TOP, 3.39%, (1M USD LIBOR + 1.00%), 08/17/20 (a) (d)	3,080	3,082
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,989	2,831
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	4,465	3,591
CSMC
Series 2011-6A9-5R, REMIC, 4.02%, 11/27/37 (a) (d)	8,601	8,749
CSMC Trust
Series 2019-A1-JR1, 4.10%, 09/27/66 (a) (d)	4,872	4,898
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 3.73%, 09/25/58 (d)	37,628	35,335
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 2.70%, (1M USD LIBOR + 0.30%), 09/25/47 (a)	19,348	17,497
	Shares/Par[1]	Value ($)
FMC GMSR Issuer Trust
Series 2019-A-GT1, 5.07%, 05/25/26 (a) (c) (d)	10,500	10,783
FREMF Mortgage Trust
Principal Only, Series 2014-D-K503, REMIC, 0.00%, 10/25/19 (e) (f)	42,571	41,962
Interest Only, Series 2014-X2A-K503, REMIC, 0.10%, 10/25/47 (e) (f)	10,523	2
Interest Only, Series 2014-X2B-K503, REMIC, 0.10%, 10/25/47 (e) (f)	102,170	51
GCAT LLC
Series 2019-A1-1, 4.09%, 03/25/22	9,871	9,887
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	5,047	4,918
Series 2005-A1-AF2, REMIC, 6.00%, 12/25/35	10,592	10,437
GS Mortgage Securities Corp Trust
Series 2018-A-LUAU, REMIC, 3.39%, (1M USD LIBOR + 1.00%), 11/16/20 (a) (d)	3,201	3,201
Series 2018-F-FBLU, REMIC, 5.64%, 11/16/20 (d)	3,171	3,163
Series 2019-E-SOHO, 4.32%, (1M USD LIBOR + 1.88%), 06/15/21 (a) (d)	3,566	3,558
Series 2018-A-TWR, REMIC, 3.29%, (1M USD LIBOR + 0.90%), 07/15/21 (a) (d)	1,000	999
Series 2018-D-TWR, REMIC, 3.99%, (1M USD LIBOR + 1.60%), 07/15/21 (a) (d)	1,000	998
Series 2018-E-TWR, REMIC, 4.49%, (1M USD LIBOR + 2.10%), 07/15/21 (a) (d)	1,000	997
Series 2018-F-TWR, REMIC, 5.19%, (1M USD LIBOR + 2.80%), 07/15/21 (a) (d)	1,000	997
Series 2018-G-TWR, REMIC, 6.32%, (1M USD LIBOR + 3.92%), 07/15/21 (a) (d)	1,000	997
Series 2018-A-3PCK, 3.84%, (1M USD LIBOR + 1.45%), 09/15/21 (a) (d)	2,788	2,781
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	836
GS Mortgage Securities Trust
Interest Only, Series 2015-XA-GC34, REMIC, 1.48%, 10/10/25 (a)	24,227	1,544
Interest Only, Series 2014-XA-GC24, REMIC, 0.89%, 09/10/47 (a)	44,079	1,388
Interest Only, Series 2015-XA-GS1, REMIC, 0.94%, 11/10/48 (a)	33,967	1,455
Interest Only, Series 2016-XA-GS3, 1.38%, 10/13/49 (a)	27,986	1,893
Interest Only, Series 2017-C-2, REMIC, 1.28%, 08/12/50 (a)	34,180	2,448
Interest Only, Series 2019-XA-GC38, REMIC, 1.13%, 02/12/52	43,787	3,353
HERO Funding Trust
Series 2016-A2-4A, 4.29%, 09/20/37 (d)	5,961	6,284
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a) (d)	3,075	3,101
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.81%, 07/15/24 (a)	2,000	2,085
Series 2015-C-C32, REMIC, 4.82%, 10/15/25 (a)	2,065	2,176
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	2,224	2,344
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2017-B-FL10, REMIC, 3.39%, (1M USD LIBOR + 1.00%), 06/15/32 (a) (d)	699	699
Series 2017-C-FL10, REMIC, 3.64%, (1M USD LIBOR + 1.25%), 06/15/32 (a) (d)	528	524
Series 2017-D-FL10, REMIC, 4.29%, (1M USD LIBOR + 1.90%), 06/15/32 (a) (d)	1,709	1,705
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-A-LAQ, 3.39%, (1M USD LIBOR + 1.00%), 06/15/20 (a) (d)	2,336	2,338
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (a)	109	109
Labrador Aviation Finance Ltd
Series 2016-A1-1A, 4.30%, 01/15/24 (d)	17,083	17,596
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (c) (d)	7,897	7,948

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Loancore Issuer Ltd.
Series 2019-A-CRE3, 3.44%, (1M USD LIBOR + 1.05%), 11/15/23 (a) (d)	3,567	3,576
Series 2019-AS-CRE2, 3.89%, (1M USD LIBOR + 1.50%), 02/15/24 (a) (d)	3,567	3,577
MidOcean Credit CLO
Series 2018-A1-9A, 3.74%, (3M USD LIBOR + 1.15%), 07/21/31 (a) (d)	2,500	2,476
MidOcean Partners
Series 2017-A1-7A, 3.92%, (3M USD LIBOR + 1.32%), 07/16/29 (a) (d)	5,000	5,000
Series 2018-A1-8A, 3.67%, (3M USD LIBOR + 1.15%), 02/20/31 (a) (d)	2,000	1,991
Morgan Stanley & Co. LLC
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	2,017
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2018-A-SUN, REMIC, 3.29%, (1M USD LIBOR + 0.90%), 07/15/20 (a) (d)	2,389	2,389
Series 2014-C-C18, REMIC, 4.49%, 09/15/24	1,500	1,527
Series 2015-C-C20, REMIC, 4.61%, 01/15/25 (a)	1,200	1,253
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	2,320	2,474
Series 2016-C-C29, REMIC, 4.91%, 04/17/26 (a)	676	719
Series 2016-C-C31, REMIC, 4.46%, 10/19/26 (a)	2,960	3,048
Interest Only, Series 2013-XA-C7, REMIC, 1.49%, 02/15/46 (a)	20,084	790
Interest Only, Series 2016-XA-C28, REMIC, 1.40%, 01/15/49 (a)	23,892	1,454
Interest Only, Series 2016-XA-C30, REMIC, 1.57%, 09/17/49 (a)	18,464	1,465
New Residential Mortgage Loan Trust
Series 2019-A1-RPL1, 4.33%, 02/25/22 (c) (d)	24,704	25,209
NLY Commercial Mortgage Trust
Series 2019-AS-FL2, 3.99%, 12/15/22 (d)	3,371	3,377
Series 2019-B-FL2, 4.29%, 01/15/23 (d)	3,371	3,384
Positive Results Property Management LLC
Series 2017-A1-3A, 3.47%, 11/25/20 (c) (d)	9,639	9,580
Series 2018-A1-3A, 4.48%, 10/25/21 (d)	17,721	17,853
Series 2019-A1-2A, 3.97%, 04/25/22 (c) (d)	10,320	10,400
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.91%, 09/25/47 (e) (f)	9,314	8,931
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 2.85%, (1M USD LIBOR + 0.45%), 01/25/37 (a)	4,351	2,552
Interest Only, Series 2007-1A6-B, REMIC, 3.65%, (6.05% - (1M USD LIBOR * 1)), 01/25/37 (a)	4,351	718
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	6,012	5,975
Residential Accredit Loans, Inc.
Series 2005-A41-QA10, REMIC, 5.17%, 09/25/35 (a)	1,300	1,166
Series 2006-A21-QA1, REMIC, 4.93%, 01/25/36 (a)	5,643	5,060
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	3,107	2,846
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	3,716	3,487
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	3,479	2,947
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	10,206	6,526
Series 2007-1A1-A3, REMIC, 2.85%, (1M USD LIBOR + 0.45%), 04/25/37 (a)	6,638	3,287
Series 2007-1A2-A3, REMIC, 27.95%, (46.38% - (1M USD LIBOR * 7.67)), 04/25/37 (a)	866	1,894
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	19,898	16,870
RFMSI Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	527	526
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	3,050	2,920
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	1,195	1,126
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	2,285	2,097
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	9,499	9,328
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	2,278	2,192
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (d)	10,000	10,157
	Shares/Par[1]	Value ($)
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27 (d)	10,403	10,663
SoFi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 05/25/27 (d)	8,000	8,273
Sound Point CLO LTD
Series 2013-A-3RA, 3.75%, (3M USD LIBOR + 1.15%), 04/18/31 (a) (d)	3,000	2,982
Series 2018-A1A-21, 3.77%, (3M USD LIBOR + 1.17%), 10/27/31 (a) (d)	3,250	3,224
Steele Creek CLO Ltd
Series 2015-AR-1A, 3.78%, (3M USD LIBOR + 1.26%), 05/21/29 (a) (d)	4,000	3,996
Series 2014-A-1RA, 3.66%, 04/21/31 (d)	2,000	1,984
Series 2016-1A, 3.53%, (3M USD LIBOR + 1.12%), 06/15/31 (a) (d)	2,000	1,981
Series 2019-B-1A, 4.80%, (3M USD LIBOR + 2.20%), 04/15/32 (a) (d)	1,000	1,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 4.62%, 11/25/35 (a)	7,157	6,654
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	8,333	7,442
Series 2005-4A1-16, REMIC, 4.63%, 09/25/35 (a)	8,732	7,485
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a) (d)	7,094	7,350
VOLT LXXII LLC
Series 2018-A1A-NPL8, 4.21%, 10/25/21 (c) (d)	20,325	20,444
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	3,503	3,193
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,962	1,779
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	2,415	2,385
Wellfleet CLO Ltd
Series 2017-A1-2A, 3.84%, (3M USD LIBOR + 1.25%), 10/20/29 (a) (d)	3,000	2,997
Series 2017-A1-3A, 3.74%, (3M USD LIBOR + 1.15%), 01/17/31 (a) (d)	3,250	3,230
Series 2018-A1-2A, 3.79%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (d)	2,000	1,985
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	2,826	2,824
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	3,314	3,144
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	1,023	1,010
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	1,850	1,917
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (a)	2,031	1,992
Series 2016-C-C32, REMIC, 4.88%, 01/16/26 (a)	1,577	1,655
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,508	1,526
Series 2016-C-C34, REMIC, 5.20%, 04/17/26 (a)	2,855	3,081
Interest Only, Series 2015-XA-LC20, REMIC, 1.48%, 04/15/50 (a)	23,504	1,205
Interest Only, Series 2017-XA-RC1, REMIC, 1.70%, 01/16/60 (a)	24,988	2,096
Wells Fargo Mortgage Backed Securities Trust
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	6,415	6,406
Series 2007-1A4-3, REMIC, 6.00%, 04/25/37	1,330	1,335
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	2,239	2,255
Other Securities		329,800
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,094,969)		1,115,108
SHORT TERM INVESTMENTS 4.8%
Securities Lending Collateral 2.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (g) (h)	73,919	73,919

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (g) (h)	46,632	46,632
Total Short Term Investments (cost $120,551)		120,551
Total Investments 102.1% (cost $2,513,157)		2,567,213
Other Assets and Liabilities, Net (2.1)%		(51,870)
Total Net Assets 100.0%		2,515,343

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was on loan.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $720,461 and 28.6%, respectively.

(e) The Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CHT Mortgage Trust, Series 2017-F-CSMO REMIC, 6.14%, 11/15/19	12/04/17	963	966	—
CLNS Trust, Series 2017-F-IKPR, 6.91%, 06/11/32	05/19/17	1,973	1,988	0.1
COMM Mortgage Trust, Series 2015-CMD-CR23 REMIC, 3.81%, 04/10/20	11/12/18	2,991	3,007	0.1
FREMF Mortgage Trust, Series 2014-D-K503 REMIC - Principal Only, 0.00%, 10/25/19	07/18/18	41,854	41,962	1.7
FREMF Mortgage Trust, Series 2014-X2B-K503 REMIC - Interest Only, 0.10%, 10/25/47	07/18/18	—	51	—
FREMF Mortgage Trust, Series 2014-X2A-K503 REMIC - Interest Only, 0.10%, 10/25/47	07/18/18	—	2	—
PR Mortgage Loan Trust, Series 2014-APT-1 REMIC, 5.91%, 09/25/47	09/04/14	9,353	8,931	0.4
		57,134	56,907	2.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
GOVERNMENT AND AGENCY OBLIGATIONS 60.7%
Ukraine 15.1%
Cabinet of Ministers of Ukraine
15.70%, 01/20/21, UAH	44,060	1,643
18.00%, 03/24/21, UAH	103,738	3,994
10.00%, 08/23/23, UAH	143,591	4,487
15.84%, 02/26/25, UAH	203,658	7,688
9.75%, 11/01/28	13,050	14,695
0.00%, 05/31/40 (a)	1,877	1,344
		33,851
Serbia 14.4%
Government of the Republic of Serbia
5.75%, 07/21/23, RSD	1,722,930	18,114
4.50%, 01/11/26, RSD	443,000	4,489
5.88%, 02/08/28, RSD	882,540	9,790
		32,393
Sri Lanka 5.1%
The Democratic Socialist Republic of Sri Lanka
11.00%, 08/01/21 - 08/01/25, LKR	81,460	477
9.45%, 10/15/21, LKR	227,000	1,287
11.20%, 07/01/22, LKR	56,460	332
10.00%, 10/01/22 - 03/15/23, LKR	622,560	3,543
11.50%, 12/15/21 - 05/15/23, LKR	26,000	155
10.20%, 07/15/23, LKR	427,000	2,453
11.40%, 01/01/24, LKR	160,000	948
11.00%, 08/01/24, LKR	41,000	240
10.25%, 03/15/25, LKR	56,730	323
6.75%, 04/18/28	200	194
11.50%, 09/01/28, LKR	25,000	151
7.55%, 03/28/30	1,320	1,315
		11,418
New Zealand 4.2%
New Zealand Government
2.50%, 09/20/40, NZD (b)	10,315	9,449
Argentina 3.7%
Buenos Aires City S.A.
53.22%, (Argentina Deposit Rates Badlar + 3.25%), 03/29/24, ARS (c)	811	15
Gobierno de la Provincia de Buenos Aires
48.77%, (Argentina Deposit Rates Badlar + 3.83%), 05/31/22, ARS (c)	3,908	76
45.74%, (Argentina Deposit Rates Badlar + 3.75%), 04/12/25, ARS (c)	16,335	305
Presidencia De La Nacion
7.63%, 04/22/46	2,146	1,679
6.25%, 11/09/47, EUR	5,371	4,274
6.88%, 01/11/48	2,681	1,977
		8,326
Iceland 3.4%
Iceland, Government of
6.25%, 02/05/20, ISK	6,393	52
7.25%, 10/26/22, ISK	53,070	471
8.00%, 06/12/25, ISK	39,260	384
6.50%, 01/24/31, ISK	548,524	5,447
The Central Bank of Iceland
5.00%, 11/15/28, ISK	155,234	1,351
		7,705
Dominican Republic 3.3%
Presidencia de la Republica Dominicana
9.75%, 06/05/26, DOP	285,450	5,758
6.85%, 01/27/45	584	637
6.50%, 02/15/48	584	617
6.40%, 06/05/49	450	472
		7,484
El Salvador 3.0%
El Salvador Government International Bond
7.75%, 01/24/23	992	1,065
8.25%, 04/10/32	1,975	2,190
	Shares/Par[1]	Value ($)
Presidencia de la Republica de El Salvador
8.63%, 02/28/29	3,042	3,447
		6,702
Indonesia 2.0%
The Republic of Indonesia, The Government of
6.13%, 05/15/28, IDR	20,628,000	1,345
7.50%, 08/15/32 - 05/15/38, IDR	11,243,000	773
8.25%, 05/15/36, IDR	31,378,000	2,307
		4,425
Barbados 1.5%
Barbados, Government of
0.00%, 12/05/35 (d) (e) (f)	5,386	3,447
Benin 1.5%
Government of the People's Republic of Benin
5.75%, 03/26/26, EUR	2,860	3,326
Thailand 1.3%
Thailand Government Inflation Indexed Bond
1.25%, 03/12/28, THB (g)	96,694	3,006
Lebanon 0.7%
Minstry of Finance, Lebenon Republic of
6.60%, 11/27/26	1,704	1,348
6.85%, 03/23/27	241	189
		1,537
United States of America 0.5%
Federal Home Loan Mortgage Corporation
Interest Only, Series S-4070, REMIC, 3.71%, (6.10% - (1M USD LIBOR * 1)), 06/15/32 (c)	2,220	361
Federal National Mortgage Association, Inc.
Interest Only, Series 2013-DS-15, REMIC, 3.80%, (6.20% - (1M USD LIBOR * 1)), 03/25/33 (c)	805	129
Interest Only, Series 2010-SJ-124, REMIC, 3.65%, (6.05% - (1M USD LIBOR * 1)), 11/25/38 (c)	1,104	54
Interest Only, Series 2012-SK-150, REMIC, 3.75%, (6.15% - (1M USD LIBOR * 1)), 01/25/43 (c)	2,109	297
Interest Only, Series 2018-BI-58, REMIC, 4.00%, 08/25/48	2,363	344
		1,185
Georgia 0.4%
Georgia, Government of
7.25%, 01/17/21, GEL	547	193
7.38%, 09/27/23, GEL	360	127
7.00%, 05/30/24, GEL	1,920	663
		983
Bahrain 0.3%
Kingdom of Bahrain
7.50%, 09/20/47 (h)	561	593
Peru 0.3%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.40%, 08/12/34, PEN	1,900	588
Total Government And Agency Obligations (cost $133,555)		136,418
COMMON STOCKS 5.9%
Iceland 3.0%
Arion Banki hf (i)	2,033	1,262
EIK Fasteignafelag hf	6,880	487
Eimskipafelag Islands hf	566	870
Festi hf (d)	131	134
Hagar hf	2,490	866
Reginn hf (d)	2,692	481
Reitir fasteignafelag hf	1,267	862
Siminn hf	24,909	911
Sjova-Almennar tryggingar hf	4,684	707
Tryggingamidstodin hf	483	129
		6,709
Vietnam 1.5%
Baoviet Holdings	23	78
Binh Minh Plastics Joint Stock Company	37	67
Coteccons Construction Joint Stock Company	19	88
Danang Rubber Joint Stock Company	10	8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Domesco Medical Import-Export Joint-Stock Corporation	11	34
Ha Tien 1 Cement Company	31	21
Hoa Phat Group JSC (d)	163	165
Hoa Sen Group (d)	25	8
Joint Stock Commercial Bank for Foreign Trade of Vietnam	88	266
Joint Stock Commercial Bank For Investment and Development of Vietnam (d)	67	92
Kido Corp.	53	44
Kinh Bac City Development Share Holding Corporation (d)	74	45
Masan Group Corporation (d)	80	285
Petrovietnam Drilling and Well Services Corporation (d)	38	30
Petrovietnam Fertilizer And Chemicals Corporation	55	36
Petrovietnam Gas Joint Stock Corporation	24	99
Petrovietnam Power Nhon Trach 2 Joint Stock Company	127	145
Petrovietnam Technical Services Corporation	97	96
Pha Lai Thermal Power Joint Stock Company	31	39
Refrigeration Electrical Engineering Corporation	37	51
Sai Gon – Ha Noi Commercial Joint Stock Bank (d)	135	40
Saigon Thuong Tin Commercial Joint Stock Bank (d)	213	104
SSI Securities Corp.	96	102
Tan Tao Investment and Industry Corporation (d)	153	20
Viet Capital Securities Joint Stock Company	61	79
Vietnam Dairy Products Joint Stock Company	58	307
Vietnam Prosperity Joint-Stock Commercial Bank	82	66
Vietnam Prosperity Joint-Stock Commercial Bank (d)	21	18
Vietnam Technological And Commercial Joint- Stock Bank (d) (j)	110	103
Vingroup Joint Stock Company (d)	194	963
		3,499
Singapore 0.6%
Yoma Strategic Holdings Ltd.	4,856	1,383
Cyprus 0.4%
Bank of Cyprus Holdings Public Limited Company (d)	491	890
Mongolia 0.3%
Mongolian Mining Corporation (d)	8,855	109
Turquoise Hill Resources Ltd. (d)	456	565
		674
Serbia 0.1%
Komercijalna Banka Ad, Beograd (Vracar) (d)	6	164
Total Common Stocks (cost $15,151)		13,319
SENIOR LOAN INTERESTS 4.9%
Tanzania 2.8%
Tanzania Republic
Term Loan, 7.76%, (6M LIBOR + 5.20%), 05/23/23 (c) (f) (j)	1,940	1,921
The Ministry of Finance and Planning, Government of the United Republic of Tanzania
Term Loan, 7.42%, (6M LIBOR + 5.20%), 06/26/22 (c) (f) (k)	4,329	4,309
		6,230
Kenya 1.1%
Kenya, Government of
Term Loan, 9.36%, (3M LIBOR + 6.45%), 06/29/25 (c) (f) (j)	2,500	2,547
Barbados 1.0%
Barbados
Term Loan, 0.00%, 12/20/19 (d) (e) (f) (k)	3,440	2,202
Total Senior Loan Interests (cost $12,157)		10,979
CORPORATE BONDS AND NOTES 2.5%
Iceland 1.1%
Arion Banki hf
6.00%, 04/12/24, ISK	140,000	1,195
Islandsbanki hf
6.40%, 10/26/23, ISK	60,000	518
	Shares/Par[1]	Value ($)
Landsbankinn hf
5.00%, 11/23/23, ISK	80,000	654
		2,367
China 0.5%
China Evergrande Group
8.75%, 06/28/25	390	345
CIFI Holdings (Group) Co. Ltd.
5.50%, 01/23/22	410	406
KWG Group Holdings Limited
6.00%, 09/15/22	200	198
Shanghai eHi Car Rental Co., Ltd
5.88%, 08/14/22	200	182
		1,131
Georgia 0.4%
JSC TBC Bank
5.75%, 06/19/24	252	251
Silknet JSC
11.00%, 04/02/24	709	748
		999
Moldova 0.3%
Aragvi Finance International Designated Activity Company
12.00%, 04/09/24	730	728
India 0.1%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28	200	191
Indonesia 0.1%
PT Jasa Marga (Persero) Tbk.
7.50%, 12/11/20, IDR	2,660,000	182
Ecuador 0.0%
Noble Sovereign Funding I Ltd.
7.96%, (3M USD LIBOR + 5.63%), 09/24/19 (c)	47	47
Total Corporate Bonds And Notes (cost $5,616)		5,645
SHORT TERM INVESTMENTS 15.4%
Treasury Securities 14.5%
Georgia, Government of
6.19%, 07/04/19, GEL (l)	2,533	891
6.73%, 07/18/19, GEL (l)	1,705	598
6.31%, 11/14/19, GEL (l)	1,850	635
6.30%, 12/12/19, GEL (l)	499	170
6.20%, 05/07/20, GEL (l)	225	75
6.13%, 06/04/20, GEL (l)	330	109
Nigeria, Federal Government of
13.29%, 08/29/19, NGN (l)	227,510	620
13.30%, 09/12/19, NGN (l)	775,760	2,102
12.88%, 09/19/19, NGN (l)	868,470	2,349
13.17%, 09/26/19, NGN (l)	219,416	592
12.95%, 10/10/19, NGN (l)	964,665	2,595
12.70%, 12/05/19, NGN (l)	85,431	225
12.70%, 12/19/19, NGN (l)	171,743	450
14.15%, 02/06/20, NGN (l)	66,230	171
13.99%, 02/20/20, NGN (l)	33,120	85
14.07%, 02/20/20, NGN (l)	99,350	255
13.88%, 02/27/20, NGN (l)	993,510	2,548
12.84%, 03/05/20, NGN (l)	1,245,415	3,181
12.46%, 04/02/20, NGN (l)	256,991	651
12.39%, 04/09/20, NGN (l)	123,728	313
12.47%, 04/23/20, NGN (l)	623,429	1,570
12.22%, 04/30/20, NGN (l)	42,054	106
11.63%, 05/14/20, NGN (l)	451,040	1,127
12.32%, 05/28/20, NGN (l)	550,068	1,366
The Arab Republic of Egypt
14.83%, 05/26/20, EGP (l)	26,700	1,382
U.S. Treasury Bill
2.27%, 07/09/19 (l) (m)	4,500	4,498
2.03%, 08/01/19 (l) (m)	4,000	3,993
		32,657

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Sovereign 0.9%
Cabinet of Ministers of Ukraine
15.45%, 04/01/20, UAH (j) (l)	55,814	1,872
Total Short Term Investments (cost $34,457)		34,529
Total Investments 89.4% (cost $200,936)		200,890
Total Purchased Options 2.6% (cost $5,614)		5,946
Other Derivative Instruments (0.7)%		(1,630)
Other Assets and Liabilities, Net 8.7%		19,529
Total Net Assets 100.0%		224,735

(a) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b) Treasury inflation indexed note, par amount is not adjusted for inflation.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Non-income producing security.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 2.5% of the Fund’s net assets.

(f) The Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(i) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $1,262 and 0.6%, respectively.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) The coupon rate represents the yield to maturity.

(m) All or a portion of the security is pledged or segregated as collateral.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Kingdom of Bahrain, 7.50%, 09/20/47	09/27/18	549	593	0.3

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Light Sweet Crude Oil, WTI	62	December 2019		3,339	(60)	239
S&P/ASX 200 Index	8	September 2019	AUD	1,297	(6)	10
Topix Index	19	September 2019	JPY	294,708	3	—
					(63)	249
Short Contracts
Euro BOBL	(31)	September 2019	EUR	(4,150)	(2)	(19)
Light Sweet Crude Oil, WTI	(62)	August 2019		(3,355)	61	(273)
					59	(292)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (Q)	Receiving	1.80	(S)	06/11/24	CAD	19,900	17	(60)
3M LIBOR (Q)	Receiving	3.11	(S)	09/27/23		485	—	(27)
3M LIBOR (Q)	Receiving	3.09	(S)	09/28/23		460	—	(25)
3M LIBOR (Q)	Receiving	3.08	(S)	10/02/23		150	—	(8)
3M LIBOR (Q)	Receiving	3.06	(S)	10/02/23		600	1	(33)
3M LIBOR (Q)	Receiving	3.08	(S)	10/03/23		383	—	(21)
3M LIBOR (Q)	Receiving	2.22	(S)	03/28/24		597	1	(13)
3M LIBOR (Q)	Receiving	2.37	(S)	04/03/24		650	1	(18)
3M LIBOR (Q)	Receiving	1.87	(S)	06/14/24		240	—	(1)
3M LIBOR (Q)	Receiving	2.64	(S)	02/05/26		71	—	(4)
3M LIBOR (Q)	Receiving	2.58	(S)	02/12/26		320	—	(15)
3M LIBOR (Q)	Receiving	2.62	(S)	02/17/26		160	—	(8)
3M LIBOR (Q)	Receiving	2.60	(S)	03/01/26		535	1	(26)
3M LIBOR (Q)	Receiving	2.18	(S)	09/19/27		727	1	(16)
3M LIBOR (Q)	Receiving	2.68	(S)	01/30/28		1,975	3	(121)
3M LIBOR (Q)	Receiving	2.72	(S)	01/31/28		140	—	(9)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.74	(S)	02/01/28	2,535	4	(168)
3M LIBOR (Q)	Receiving	2.84	(S)	02/09/28	93	—	(7)
3M LIBOR (Q)	Receiving	2.80	(S)	04/13/28	100	—	(7)
3M LIBOR (Q)	Receiving	2.94	(S)	06/27/28	260	—	(22)
3M LIBOR (Q)	Receiving	3.13	(S)	09/28/28	680	1	(70)
3M LIBOR (Q)	Receiving	3.11	(S)	10/02/28	569	1	(57)
3M LIBOR (Q)	Receiving	3.12	(S)	10/02/28	922	1	(94)
3M LIBOR (Q)	Receiving	3.14	(S)	10/03/28	236	—	(24)
3M LIBOR (Q)	Receiving	3.11	(S)	10/04/28	866	1	(88)
3M LIBOR (Q)	Receiving	3.19	(S)	10/05/28	306	1	(33)
3M LIBOR (Q)	Receiving	3.24	(S)	10/09/28	279	—	(31)
3M LIBOR (Q)	Receiving	3.27	(S)	10/10/28	119	—	(14)
3M LIBOR (Q)	Receiving	3.27	(S)	10/12/28	135	—	(16)
3M LIBOR (Q)	Receiving	2.72	(S)	01/15/29	558	1	(38)
3M LIBOR (Q)	Receiving	2.72	(S)	01/17/29	159	—	(11)
3M LIBOR (Q)	Receiving	2.76	(S)	01/18/29	177	—	(13)
3M LIBOR (Q)	Receiving	2.75	(S)	01/18/29	444	1	(32)
3M LIBOR (Q)	Receiving	2.76	(S)	01/22/29	412	1	(30)
3M LIBOR (Q)	Receiving	2.77	(S)	01/24/29	177	—	(13)
3M LIBOR (Q)	Receiving	2.76	(S)	01/30/29	650	1	(47)
3M LIBOR (Q)	Receiving	2.72	(S)	01/31/29	150	—	(11)
3M LIBOR (Q)	Receiving	2.76	(S)	02/01/29	286	—	(20)
3M LIBOR (Q)	Receiving	2.72	(S)	02/05/29	553	1	(38)
3M LIBOR (Q)	Receiving	2.73	(S)	03/06/29	460	1	(32)
3M LIBOR (Q)	Receiving	2.75	(S)	03/07/29	318	1	(23)
3M LIBOR (Q)	Receiving	2.70	(S)	03/11/29	417	1	(28)
3M LIBOR (Q)	Receiving	2.70	(S)	03/11/29	432	1	(29)
3M LIBOR (Q)	Receiving	2.45	(S)	04/03/29	308	1	(14)
3M LIBOR (Q)	Receiving	2.48	(S)	04/11/29	300	—	(14)
3M LIBOR (Q)	Receiving	2.48	(S)	04/15/29	310	1	(15)
3M LIBOR (Q)	Receiving	2.47	(S)	04/15/29	390	1	(18)
3M LIBOR (Q)	Receiving	2.54	(S)	04/16/29	335	1	(18)
3M LIBOR (Q)	Receiving	2.58	(S)	04/18/29	860	1	(49)
3M LIBOR (Q)	Receiving	2.51	(S)	04/26/29	560	1	(28)
3M LIBOR (Q)	Receiving	2.53	(S)	04/29/29	940	2	(49)
3M LIBOR (Q)	Receiving	2.49	(S)	04/30/29	505	1	(24)
3M LIBOR (Q)	Receiving	2.49	(S)	04/30/29	850	1	(41)
3M LIBOR (Q)	Receiving	1.93	(S)	06/27/29	276	—	1
3M LIBOR (Q)	Receiving	1.99	(S)	07/01/29	205	(1)	(1)
3M LIBOR (Q)	Receiving	1.99	(S)	07/01/29	230	(1)	(1)
3M LIBOR (Q)	Receiving	1.99	(S)	07/01/29	275	(1)	(1)
3M LIBOR (Q)	Receiving	1.99	(S)	07/01/29	290	(1)	(1)
3M LIBOR (Q)	Receiving	2.99	(S)	07/03/38	297	1	(13)
3M LIBOR (Q)	Receiving	2.98	(S)	07/05/38	414	1	(17)
3M LIBOR (Q)	Receiving	3.01	(S)	07/05/38	414	1	(18)
3M LIBOR (Q)	Receiving	3.01	(S)	07/05/38	539	1	(24)
3M LIBOR (Q)	Receiving	2.98	(S)	07/06/38	580	1	(24)
3M LIBOR (Q)	Receiving	2.97	(S)	07/07/38	893	2	(37)
3M LIBOR (Q)	Receiving	3.04	(S)	12/21/38	1,961	4	(90)
3M LIBOR (Q)	Receiving	2.80	(S)	03/27/39	1,414	3	(40)
3M LIBOR (Q)	Receiving	2.81	(S)	03/28/39	1,695	4	(47)
3M LIBOR (Q)	Receiving	2.81	(S)	03/28/39	2,894	6	(80)
3M LIBOR (Q)	Receiving	2.78	(S)	04/04/39	416	1	(10)
3M LIBOR (Q)	Receiving	2.94	(S)	04/18/39	387	1	(15)
3M LIBOR (Q)	Receiving	2.94	(S)	04/18/39	774	2	(29)
3M LIBOR (Q)	Receiving	2.93	(S)	04/20/39	193	—	(7)
3M LIBOR (Q)	Receiving	2.93	(S)	04/20/39	252	1	(9)
3M LIBOR (Q)	Receiving	2.92	(S)	05/02/39	155	—	(6)
3M LIBOR (Q)	Receiving	2.91	(S)	05/03/39	232	1	(8)
3M LIBOR (Q)	Receiving	2.52	(S)	06/04/39	2,617	5	(15)
3M LIBOR (Q)	Receiving	3.14	(S)	09/25/48	320	2	(66)
3M LIBOR (Q)	Receiving	3.12	(S)	10/01/48	754	5	(153)
3M LIBOR (Q)	Receiving	3.12	(S)	10/02/48	870	6	(175)
3M LIBOR (Q)	Receiving	3.15	(S)	10/03/48	152	1	(32)
3M LIBOR (Q)	Receiving	3.13	(S)	10/04/48	163	1	(33)
3M LIBOR (Q)	Receiving	3.21	(S)	10/05/48	923	6	(205)
3M LIBOR (Q)	Receiving	3.29	(S)	10/09/48	327	2	(78)
3M LIBOR (Q)	Receiving	3.26	(S)	10/09/48	738	5	(172)
3M LIBOR (Q)	Receiving	3.30	(S)	10/13/48	349	2	(84)
3M LIBOR (Q)	Receiving	2.73	(S)	04/04/49	744	3	(34)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.73	(S)	04/04/49		1,240	5	(57)
3M LIBOR (Q)	Receiving	2.80	(S)	04/05/49		271	1	(15)
3M LIBOR (Q)	Receiving	2.80	(S)	04/05/49		1,238	6	(69)
3M LIBOR (Q)	Receiving	2.53	(S)	05/24/49		650	4	(47)
3M LIBOR (Q)	Receiving	2.46	(S)	05/28/49		83	—	(5)
3M LIBOR (Q)	Receiving	2.42	(S)	05/31/49		230	1	(11)
3M LIBOR (Q)	Receiving	2.65	(S)	04/04/59		413	2	(25)
3M LIBOR (Q)	Receiving	2.64	(S)	04/04/59		786	4	(47)
3M LIBOR (Q)	Paying	2.36	(S)	04/29/24		215	—	6
3M LIBOR (Q)	Paying	2.33	(S)	04/30/24		386	—	10
3M LIBOR (Q)	Paying	2.32	(S)	05/03/24		505	—	13
3M LIBOR (Q)	Paying	2.29	(S)	05/10/24		330	—	8
3M LIBOR (Q)	Paying	1.83	(S)	06/19/24		296	—	1
3M LIBOR (Q)	Paying	1.80	(S)	06/20/24		197	—	—
3M LIBOR (Q)	Paying	2.51	(S)	04/29/29		326	(1)	16
3M LIBOR (Q)	Paying	2.52	(S)	04/29/29		571	(1)	29
3M LIBOR (Q)	Paying	2.48	(S)	05/03/29		1,300	(2)	62
3M LIBOR (Q)	Paying	2.02	(S)	06/19/29		863	(1)	5
3M LIBOR (Q)	Paying	1.99	(S)	06/20/29		111	—	—
3M LIBOR (Q)	Paying	1.92	(S)	06/24/29		210	—	(1)
3M LIBOR (Q)	Paying	1.94	(S)	06/24/29		739	(1)	(1)
3M LIBOR (Q)	Paying	2.54	(S)	03/28/39		5,044	(10)	36
3M LIBOR (Q)	Paying	2.55	(S)	03/28/39		1,513	(3)	12
3M LIBOR (Q)	Paying	2.52	(S)	04/04/49		2,067	(9)	37
3M LIBOR (Q)	Paying	2.71	(S)	04/29/49		210	(1)	24
3M LIBOR (Q)	Paying	2.69	(S)	04/30/49		203	(1)	22
3M LIBOR (Q)	Paying	2.71	(S)	05/01/49		368	(2)	41
3M LIBOR (Q)	Paying	2.71	(S)	05/02/49		174	(1)	20
3M LIBOR (Q)	Paying	2.72	(S)	05/02/49		458	(3)	52
3M LIBOR (Q)	Paying	2.25	(S)	06/19/49		578	(3)	4
3M LIBOR (Q)	Paying	2.22	(S)	06/20/49		427	(2)	—
3M LIBOR (Q)	Paying	2.26	(S)	06/20/49		275	(2)	—
3M LIBOR (Q)	Paying	2.25	(S)	06/21/49		274	(2)	2
3M LIBOR (Q)	Paying	2.19	(S)	06/24/49		366	(2)	(2)
3M LIBOR (Q)	Paying	2.21	(S)	06/24/49		214	(1)	—
3M LIBOR (Q)	Paying	2.20	(S)	06/26/49		214	(1)	—
3M LIBOR (Q)	Paying	2.18	(S)	06/27/49		152	(1)	(1)
3M LIBOR (Q)	Paying	2.20	(S)	06/28/49		152	(1)	(1)
3M LIBOR (Q)	Paying	2.22	(S)	07/01/49		245	—	1
3M LIBOR (Q)	Paying	2.24	(S)	07/01/49		180	1	1
3M LIBOR (Q)	Paying	2.21	(S)	07/02/49		215	(1)	(1)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.49	(S)	05/11/27	NZD	9,850	(15)	(916)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.17	(S)	06/26/27	NZD	12,230	(17)	(944)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.13	(S)	01/09/28	NZD	7,000	(10)	(543)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Receiving	3.24	(S)	06/07/28	NZD	3,000	(5)	(258)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.96	(S)	04/29/24	NZD	6,530	4	766
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.05	(S)	06/16/25	NZD	5,278	5	499
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.05	(S)	06/16/25	NZD	3,210	3	303
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.78	(S)	12/19/46	JPY	241,860	(16)	(258)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.89	(S)	09/18/47	JPY	1,000	—	(1)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.89	(S)	09/18/47	JPY	110,700	(8)	(146)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.95	(S)	12/18/47	JPY	44,808	(3)	(66)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.55	(S)	04/08/49	JPY	57,754	(4)	(25)
6M BUBOR (S)	Receiving	1.27	(A)	12/13/21	HUF	406,479	—	(19)
6M BUBOR (S)	Receiving	1.46	(A)	01/12/22	HUF	753,650	—	(48)
6M BUBOR (S)	Receiving	1.44	(A)	01/13/22	HUF	693,350	—	(43)
6M BUBOR (S)	Receiving	1.25	(A)	02/06/23	HUF	650,326	—	(27)
6M BUBOR (S)	Receiving	1.27	(A)	02/07/23	HUF	631,444	—	(27)
6M BUBOR (S)	Receiving	1.19	(A)	03/12/23	HUF	192,000	—	(6)
6M BUBOR (S)	Receiving	1.89	(A)	06/18/23	HUF	181,774	—	(23)
6M BUBOR (S)	Receiving	1.94	(A)	08/01/26	HUF	448,000	(1)	(46)
6M BUBOR (S)	Receiving	1.94	(A)	09/21/26	HUF	171,688	—	(17)
6M BUBOR (S)	Receiving	1.93	(A)	09/21/26	HUF	176,090	—	(17)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M BUBOR (S)	Receiving	1.89	(A)	09/21/26	HUF	434,356	(1)	(37)
6M BUBOR (S)	Receiving	2.14	(A)	10/13/26	HUF	174,916	(1)	(26)
6M BUBOR (S)	Receiving	2.08	(A)	10/28/26	HUF	181,556	(1)	(24)
6M BUBOR (S)	Receiving	2.18	(A)	11/03/26	HUF	182,148	(1)	(29)
6M BUBOR (S)	Receiving	2.15	(A)	11/07/26	HUF	178,600	(1)	(27)
6M BUBOR (S)	Receiving	2.12	(A)	11/08/26	HUF	177,417	(1)	(25)
6M BUBOR (S)	Receiving	2.14	(A)	11/10/26	HUF	488,487	(2)	(72)
6M BUBOR (S)	Receiving	2.09	(A)	02/07/28	HUF	114,925	—	(11)
6M BUBOR (S)	Receiving	2.82	(A)	06/15/28	HUF	72,386	—	(23)
6M BUBOR (S)	Receiving	2.97	(A)	06/18/28	HUF	170,084	(1)	(62)
6M EURIBOR (S)	Receiving	1.60	(A)	05/18/48	EUR	668	—	(177)
6M EURIBOR (S)	Receiving	1.59	(A)	05/24/48	EUR	100	—	(27)
6M EURIBOR (S)	Receiving	1.54	(A)	05/29/48	EUR	702	—	(175)
6M GBP LIBOR (S)	Receiving	1.49	(S)	02/28/29	GBP	2,796	3	(151)
6M GBP LIBOR (S)	Receiving	1.49	(S)	02/28/29	GBP	3,150	3	(170)
6M SIBOR (S)	Paying	2.45	(S)	10/22/23	SGD	9,000	8	207
6M SIBOR (S)	Paying	2.08	(S)	12/13/23	SGD	3,970	3	48
6M SIBOR (S)	Paying	2.09	(S)	12/13/23	SGD	7,300	5	90
6M WIBOR (S)	Paying	2.41	(A)	12/13/21	PLN	5,932	—	25
6M WIBOR (S)	Paying	2.46	(A)	01/12/22	PLN	11,203	(1)	51
6M WIBOR (S)	Paying	2.44	(A)	01/13/22	PLN	11,587	(1)	51
6M WIBOR (S)	Paying	2.69	(A)	02/07/23	PLN	9,007	(1)	77
6M WIBOR (S)	Paying	2.51	(A)	06/15/23	PLN	8,504	(1)	59
6M WIBOR (S)	Paying	2.28	(A)	09/21/26	PLN	2,348	—	14
6M WIBOR (S)	Paying	2.30	(A)	09/21/26	PLN	8,687	(1)	82
6M WIBOR (S)	Paying	2.49	(A)	10/13/26	PLN	2,483	—	24
6M WIBOR (S)	Paying	2.47	(A)	10/19/26	PLN	2,524	—	24
6M WIBOR (S)	Paying	2.47	(A)	10/28/26	PLN	2,600	—	24
6M WIBOR (S)	Paying	2.56	(A)	11/02/26	PLN	2,600	—	28
6M WIBOR (S)	Paying	2.54	(A)	11/07/26	PLN	2,600	—	28
6M WIBOR (S)	Paying	2.50	(A)	11/08/26	PLN	2,600	—	26
6M WIBOR (S)	Paying	2.52	(A)	11/10/26	PLN	7,186	(1)	73
6M WIBOR (S)	Paying	3.14	(A)	02/07/28	PLN	1,612	—	30
7-Day China Fixing Repo Rate (Q)	Paying	3.18	(Q)	04/30/24	CNY	12,700	—	24
7-Day China Fixing Repo Rate (Q)	Paying	3.18	(Q)	04/30/24	CNY	37,900	1	70
7-Day China Fixing Repo Rate (Q)	Paying	3.18	(Q)	04/30/24	CNY	12,600	—	24
7-Day China Fixing Repo Rate (Q)	Paying	3.18	(Q)	04/30/24	CNY	20,200	1	38
7-Day China Fixing Repo Rate (Q)	Paying	2.90	(Q)	06/06/24	CNY	12,113	—	(1)
7-Day China Fixing Repo Rate (Q)	Paying	2.90	(Q)	06/06/24	CNY	9,085	—	—
7-Day China Fixing Repo Rate (Q)	Paying	2.90	(Q)	06/06/24	CNY	9,085	—	—
7-Day China Fixing Repo Rate (Q)	Paying	2.90	(Q)	06/06/24	CNY	18,169	1	(1)
7-Day China Fixing Repo Rate (Q)	Paying	2.90	(Q)	06/06/24	CNY	4,542	—	—
7-Day China Fixing Repo Rate (Q)	Paying	2.87	(Q)	06/10/24	CNY	6,056	—	(1)
7-Day China Fixing Repo Rate (Q)	Paying	2.94	(Q)	06/12/24	CNY	26,000	1	6
7-Day China Fixing Repo Rate (Q)	Paying	2.94	(Q)	06/12/24	CNY	20,000	1	5
7-Day China Fixing Repo Rate (Q)	Paying	2.95	(Q)	06/12/24	CNY	16,800	1	4
7-Day China Fixing Repo Rate (Q)	Paying	2.96	(Q)	06/12/24	CNY	9,000	—	3
7-Day China Fixing Repo Rate (Q)	Paying	3.22	(Q)	06/19/24	CNY	23,600	1	49
BRAZIBOR (A)	Receiving	2.02	(A)	01/02/20	BRL	148,385	(6)	(9)
BRAZIBOR (A)	Receiving	6.04	(A)	01/02/20	BRL	111,688	(4)	(5)
HICP (A)	Receiving	1.57	(A)	08/15/32	EUR	778	1	(58)
HICP (A)	Receiving	1.59	(A)	08/15/32	EUR	1,783	2	(140)
HICP (A)	Receiving	1.60	(A)	08/15/32	EUR	1,741	2	(142)
HICP (A)	Receiving	1.74	(A)	02/15/33	EUR	86	—	(9)
HICP (A)	Paying	1.77	(A)	08/15/42	EUR	778	(2)	124
HICP (A)	Paying	1.79	(A)	08/15/42	EUR	1,741	(4)	292
HICP (A)	Paying	1.78	(A)	08/15/42	EUR	1,783	(4)	287
HICP (A)	Paying	1.93	(A)	02/15/43	EUR	86	—	19
HICP (A)	Paying	1.90	(A)	08/04/47	EUR	469	(1)	111
HICP (A)	Paying	1.89	(A)	08/07/47	EUR	29	—	7
US CPURNSA (A)	Receiving	1.73	(A)	06/21/24		6,744	—	17
US CPURNSA (A)	Receiving	2.42	(A)	02/06/43		609	(1)	(72)
US CPURNSA (A)	Receiving	2.16	(A)	08/04/47		631	(1)	(33)
US CPURNSA (A)	Receiving	2.13	(A)	08/22/47		797	(2)	(35)
US CPURNSA (A)	Receiving	2.15	(A)	08/25/47		792	(2)	(38)
US CPURNSA (A)	Receiving	2.15	(A)	09/01/47		790	(2)	(39)
US CPURNSA (A)	Paying	2.41	(A)	02/06/33		609	1	41
							13	(4,475)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.EM.31 (Q)	1.00	06/20/24	11,311	357	(3)	9
Minfin Rossii, FKU (Q)	1.00	06/20/24	13,938	90	(7)	(156)
Ministry of Diwan Amiri Affairs (Q)	1.00	12/20/22	2,380	(47)	—	(47)
Penerbangan Malaysia (Q)	1.00	06/20/24	24,780	(545)	(9)	(131)
South Africa, Parliament of (Q)	1.00	12/20/23	2,215	51	(2)	(62)
				(94)	(21)	(387)
Credit default swap agreements - sell protection[4]
The Republic of Indonesia, The Government of (Q)	1.00	06/20/24	(7,000)	31	1	53

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[10]
3M LIBOR, 05/04/39	BOA	Call	2.92	05/04/29	1,598,000	148
3M LIBOR, 04/20/39	BOA	Call	2.93	04/18/29	1,902,000	177
3M LIBOR, 04/20/39	BOA	Call	2.94	04/18/29	4,754,000	447
3M LIBOR, 07/03/38	BOA	Call	3.00	06/29/28	10,255,000	837
3M LIBOR, 04/04/39	BOA	Call	2.78	03/29/29	1,712,000	122
3M LIBOR, 04/05/49	BOA	Call	2.80	04/03/29	4,755,000	707
3M LIBOR, 07/06/38	CGM	Call	3.01	07/03/28	4,146,000	340
3M LIBOR, 07/07/38	GSC	Call	2.99	07/05/28	3,830,000	311
3M LIBOR, 04/04/59	MSC	Call	2.64	03/29/29	3,100,000	497
3M LIBOR, 07/07/38	MSC	Call	2.98	07/05/28	4,146,000	334
3M LIBOR, 04/20/39	BOA	Put	2.93	04/18/29	1,902,000	94
3M LIBOR, 04/20/39	BOA	Put	2.94	04/18/29	4,755,000	232
3M LIBOR, 07/03/38	BOA	Put	3.00	06/29/28	10,255,000	389
3M LIBOR, 05/04/39	BOA	Put	2.92	05/04/29	1,598,000	79
3M LIBOR, 04/04/39	BOA	Put	2.78	03/29/29	1,712,000	78
3M LIBOR, 04/09/49	BOA	Put	2.80	04/05/29	4,754,000	389
3M LIBOR, 07/06/38	CGM	Put	3.01	07/03/28	4,146,000	156
3M LIBOR, 07/07/38	GSC	Put	2.99	07/05/28	3,830,000	146
3M LIBOR, 04/04/59	MSC	Put	2.64	03/29/29	3,100,000	304
3M LIBOR, 07/07/38	MSC	Put	2.98	07/05/28	4,146,000	159
						5,946

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AED/USD	SCB	10/16/19	AED	5,215	1,419	1
AED/USD	BNP	02/03/20	AED	24,100	6,557	6
AED/USD	BNP	02/05/20	AED	21,650	5,891	—
AED/USD	BNP	02/18/20	AED	3,735	1,016	1
ARS/USD	CIT	07/18/19	ARS	2,948	68	—
AUD/USD	CIT	07/18/19	AUD	20,880	14,667	(281)
AUD/USD	CIT	08/22/19	AUD	6,990	4,916	75
BHD/USD	SCB	09/25/19	BHD	445	1,180	5
BHD/USD	SCB	10/07/19	BHD	1,795	4,758	20
CAD/USD	CIT	09/26/19	CAD	6,563	5,019	24
CNY/USD	DUB	07/18/19	CNY	23,000	3,349	(2)
CNY/USD	GSC	07/18/19	CNY	32,546	4,739	(1)
CNY/USD	JPM	07/18/19	CNY	24,000	3,494	(2)
CNY/USD	SCB	07/18/19	CNY	23,000	3,349	(1)
CNY/USD	CIT	08/27/19	CNY	10,359	1,508	(2)
CNY/USD	CIT	08/27/19	CNY	14,240	2,073	33
CNY/USD	SCB	08/27/19	CNY	25,300	3,684	60
COP/USD	MSC	07/05/19	COP	13,991,489	4,353	(95)
EGP/USD	DUB	07/15/19	EGP	7,450	444	62
EGP/USD	DUB	07/25/19	EGP	10,759	639	98
EGP/USD	DUB	07/29/19	EGP	10,745	637	96
EGP/USD	DUB	07/30/19	EGP	10,721	636	94
EGP/USD	JPM	08/05/19	EGP	5,506	326	47
EGP/USD	DUB	08/14/19	EGP	7,521	444	61
EGP/USD	GSC	08/14/19	EGP	26,700	1,576	55
EGP/USD	DUB	08/27/19	EGP	3,245	191	28
EGP/USD	HSB	09/04/19	EGP	20,230	1,187	172
EGP/USD	DUB	09/05/19	EGP	15,360	901	132
EGP/USD	DUB	09/09/19	EGP	20,715	1,214	182
EGP/USD	BOA	09/18/19	EGP	15,571	910	59
EGP/USD	HSB	09/23/19	EGP	7,450	435	25
EGP/USD	HSB	10/10/19	EGP	10,633	617	33
EGP/USD	HSB	10/15/19	EGP	8,383	486	25
EGP/USD	CIT	10/17/19	EGP	11,619	673	32
EGP/USD	SCB	10/23/19	EGP	8,944	517	23
EGP/USD	CIT	10/24/19	EGP	3,342	193	9
EGP/USD	CIT	11/12/19	EGP	42,029	2,417	89
EGP/USD	BOA	11/13/19	EGP	17,990	1,034	38
EGP/USD	MSC	11/14/19	EGP	19,320	1,111	39
EGP/USD	CIT	11/27/19	EGP	19,264	1,103	29
EGP/USD	HSB	11/27/19	EGP	5,665	324	8
EGP/USD	MSC	12/03/19	EGP	46,000	2,630	28
EGP/USD	CIT	12/10/19	EGP	924	53	—
EGP/USD	GSC	12/16/19	EGP	5,352	305	(1)
EGP/USD	MSC	12/16/19	EGP	19,540	1,113	42
EGP/USD	GSC	02/10/20	EGP	55,438	3,109	124

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EGP/USD	GSC	04/21/20	EGP	10,730	590	28
EGP/USD	HSB	04/21/20	EGP	32,700	1,798	86
EGP/USD	GSC	05/07/20	EGP	58,212	3,187	131
EUR/USD	CIT	07/11/19	EUR	3,553	4,044	9
EUR/USD	CIT	07/18/19	EUR	1,410	1,606	(3)
EUR/USD	CIT	07/18/19	EUR	5,570	6,345	50
EUR/USD	CIT	07/26/19	EUR	1,186	1,352	17
EUR/USD	SCB	08/01/19	EUR	38	43	(1)
EUR/USD	CIT	08/02/19	EUR	3,071	3,503	16
EUR/USD	CIT	08/30/19	EUR	3,303	3,776	52
EUR/USD	CIT	09/26/19	EUR	587	672	(1)
EUR/USD	CIT	09/27/19	EUR	7,899	9,047	104
EUR/PLN	BOA	07/10/19	PLN	(3,188)	(854)	(7)
EUR/RON	BNP	07/23/19	RON	(12,614)	(3,036)	(56)
EUR/RON	GSC	07/25/19	RON	(2,391)	(576)	(8)
EUR/RON	CIT	07/29/19	RON	(16,681)	(4,014)	(54)
EUR/RON	TDS	08/05/19	RON	(1,575)	(379)	(6)
EUR/RON	BNP	08/14/19	RON	(2,294)	(552)	(7)
EUR/RON	CIT	08/21/19	RON	(5,435)	(1,307)	(18)
EUR/RSD	CIT	07/08/19	RSD	(130,845)	(1,262)	2
EUR/RSD	JPM	07/17/19	RSD	(122,210)	(1,179)	(3)
EUR/RSD	JPM	07/17/19	RSD	(53,775)	(519)	—
EUR/RSD	CIT	07/19/19	RSD	(102,968)	(993)	(1)
EUR/RSD	JPM	07/19/19	RSD	(49,822)	(481)	(1)
EUR/RSD	JPM	07/22/19	RSD	(106,620)	(1,029)	(5)
EUR/RSD	JPM	08/19/19	RSD	(92,554)	(893)	(1)
HUF/EUR	CIT	08/08/19	EUR	(235)	(269)	—
JPY/USD	CIT	07/10/19	JPY	554,291	5,144	17
JPY/USD	SCB	07/22/19	JPY	942,149	8,753	(38)
JPY/USD	SCB	08/01/19	JPY	310,525	2,887	5
JPY/USD	CIT	08/29/19	JPY	710,461	6,619	33
KRW/USD	UBS	07/12/19	KRW	660,000	572	11
KRW/USD	SCB	07/29/19	KRW	565,860	490	—
MAD/USD	BNP	07/22/19	MAD	8,408	878	2
MAD/USD	BNP	09/05/19	MAD	2,547	266	3
MAD/USD	BNP	09/12/19	MAD	17,560	1,831	9
MYR/USD	UBS	07/03/19	MYR	3,590	869	2
NOK/USD	CIT	08/26/19	NOK	64,290	7,549	170
NZD/USD	CIT	07/12/19	NZD	800	538	15
NZD/USD	CIT	07/18/19	NZD	1,482	996	31
NZD/USD	CIT	10/03/19	NZD	5,554	3,738	81
OMR/USD	BNP	08/14/19	OMR	400	1,038	—
OMR/USD	BNP	08/21/19	OMR	2,825	7,331	40
OMR/USD	BNP	08/28/19	OMR	1,966	5,100	41
PHP/USD	CIT	07/11/19	PHP	58,900	1,149	28
PHP/USD	CIT	08/07/19	PHP	25,688	501	11
PHP/USD	CIT	08/13/19	PHP	35,341	689	16
PHP/USD	GSC	08/13/19	PHP	141,881	2,764	74
RON/EUR	BNP	07/23/19	EUR	(2,661)	(3,032)	3
RON/EUR	GSC	07/25/19	EUR	(504)	(575)	—
RON/EUR	CIT	07/29/19	EUR	(3,488)	(3,976)	38
RON/EUR	TDS	08/05/19	EUR	(332)	(379)	—
RON/EUR	BNP	08/14/19	EUR	(483)	(551)	—
RON/EUR	CIT	08/21/19	EUR	(1,143)	(1,305)	2
RSD/EUR	CIT	07/19/19	EUR	(1,517)	(1,728)	2
RSD/EUR	JPM	07/19/19	EUR	(971)	(1,106)	1
RSD/EUR	JPM	07/22/19	EUR	(1,168)	(1,330)	1
SEK/USD	GSC	07/09/19	SEK	6,000	646	—
SEK/USD	CIT	08/15/19	SEK	22,732	2,456	70
SEK/USD	CIT	08/23/19	SEK	45,480	4,917	(8)
SEK/USD	CIT	09/26/19	SEK	22,410	2,428	6
THB/USD	SCB	09/05/19	THB	57,372	1,874	65
THB/USD	SCB	09/13/19	THB	110,586	3,612	81
THB/USD	SCB	09/24/19	THB	58,000	1,895	26
THB/USD	SCB	09/30/19	THB	54,030	1,766	11
TRY/USD	GSC	02/03/20	TRY	23,946	3,717	(1,496)
TRY/USD	GSC	02/03/20	TRY	185	29	2
TRY/USD	JPM	02/03/20	TRY	12,677	1,968	(764)
TRY/USD	JPM	02/03/20	TRY	38	6	—
TRY/USD	DUB	02/10/20	TRY	9,945	1,539	(619)
TRY/USD	DUB	02/10/20	TRY	57	9	1
TRY/USD	SCB	02/10/20	TRY	18,225	2,820	(1,142)
TRY/USD	SCB	02/10/20	TRY	80	12	1
TRY/USD	GSC	02/14/20	TRY	18,069	2,791	(1,132)
TRY/USD	SCB	02/14/20	TRY	12,701	1,962	(797)
TRY/USD	SCB	02/14/20	TRY	113	17	1
TWD/USD	GSC	09/20/19	TWD	14,000	453	5
UGX/USD	SCB	07/08/19	UGX	2,457,463	664	25
UGX/USD	CIT	07/10/19	UGX	2,088,947	564	24
UGX/USD	CIT	08/13/19	UGX	366,090	98	3
UGX/USD	SCB	08/14/19	UGX	512,942	137	4
UGX/USD	SCB	09/30/19	UGX	478,168	127	2
UGX/USD	CIT	10/04/19	UGX	2,017,611	534	11
UGX/USD	CIT	10/15/19	UGX	1,113,153	294	7
UGX/USD	SCB	10/23/19	UGX	1,155,790	305	7
UGX/USD	CIT	10/25/19	UGX	512,400	135	2
UGX/USD	SCB	10/31/19	UGX	1,153,410	303	6
UGX/USD	SCB	11/07/19	UGX	264,500	69	2
UGX/USD	SCB	11/20/19	UGX	464,879	122	2
UGX/USD	SCB	03/16/20	UGX	477,315	121	2
UGX/USD	CIT	04/03/20	UGX	2,100,320	531	7
UGX/USD	SCB	04/14/20	UGX	223,645	56	1
UGX/USD	CIT	04/20/20	UGX	503,750	127	1
UGX/USD	SCB	06/15/20	UGX	465,123	115	—
UGX/USD	SCB	06/17/20	UGX	1,980,960	489	—
UGX/USD	CIT	06/26/20	UGX	518,750	128	(2)
USD/AED	SCB	10/16/19	AED	(5,215)	(1,419)	(6)
USD/AED	BNP	02/03/20	AED	(35,804)	(9,742)	(36)
USD/AED	BNP	02/05/20	AED	(48,790)	(13,276)	(48)
USD/AED	BNP	02/18/20	AED	(3,735)	(1,016)	(4)
USD/AED	BNP	04/05/21	AED	(16,620)	(4,514)	(3)
USD/AED	BNP	04/08/21	AED	(45,084)	(12,244)	(7)
USD/AED	BNP	04/12/21	AED	(33,749)	(9,166)	(7)
USD/AED	MSC	04/12/21	AED	(35,551)	(9,656)	(5)
USD/ARS	BNP	07/18/19	ARS	(20,227)	(464)	(41)
USD/AUD	CIT	07/18/19	AUD	(5,012)	(3,520)	(22)
USD/AUD	CIT	10/04/19	AUD	(3,350)	(2,358)	(54)
USD/BHD	BOA	09/19/19	BHD	(837)	(2,220)	(40)
USD/BHD	SCB	09/25/19	BHD	(587)	(1,556)	(31)
USD/BHD	SCB	09/30/19	BHD	(329)	(872)	(5)
USD/BHD	SCB	10/03/19	BHD	(352)	(933)	(17)
USD/BHD	SCB	10/07/19	BHD	(1,795)	(4,758)	(87)
USD/BHD	BOA	10/15/19	BHD	(235)	(623)	(12)
USD/BHD	BOA	10/31/19	BHD	(389)	(1,031)	(21)
USD/BHD	BOA	11/04/19	BHD	(538)	(1,426)	(29)
USD/BHD	BNP	12/23/19	BHD	(728)	(1,929)	—
USD/BHD	SCB	12/24/19	BHD	(875)	(2,319)	—
USD/BHD	BNP	02/24/20	BHD	(351)	(929)	(16)
USD/BHD	BNP	03/02/20	BHD	(351)	(929)	(17)
USD/BHD	BNP	03/19/20	BHD	(268)	(709)	(16)
USD/BHD	BNP	03/23/20	BHD	(335)	(886)	(18)
USD/BHD	BNP	03/26/20	BHD	(257)	(680)	(13)
USD/CNY	DUB	07/18/19	CNY	(23,000)	(3,349)	48
USD/CNY	GSC	07/18/19	CNY	(32,546)	(4,739)	73
USD/CNY	JPM	07/18/19	CNY	(24,000)	(3,494)	55
USD/CNY	SCB	07/18/19	CNY	(23,000)	(3,349)	53
USD/CNY	CIT	07/22/19	CNY	(9,730)	(1,417)	22
USD/CNY	UBS	07/22/19	CNY	(6,200)	(903)	10
USD/CNY	CIT	08/27/19	CNY	(24,599)	(3,582)	(32)
USD/CNY	SCB	08/27/19	CNY	(25,300)	(3,684)	(31)
USD/COP	GSC	07/05/19	COP	(3,668,371)	(1,141)	(22)
USD/COP	MSC	07/05/19	COP	(10,323,118)	(3,212)	(82)
USD/EUR	CIT	07/11/19	EUR	(8,462)	(9,633)	(142)
USD/EUR	CIT	07/11/19	EUR	(3,283)	(3,737)	17
USD/EUR	CIT	07/18/19	EUR	(14,367)	(16,363)	(86)
USD/EUR	CIT	07/25/19	EUR	(3,759)	(4,285)	(18)
USD/EUR	CIT	07/25/19	EUR	(584)	(666)	4
USD/EUR	CIT	07/26/19	EUR	(72)	(82)	(1)
USD/EUR	SCB	07/26/19	EUR	(10)	(11)	—
USD/EUR	SCB	08/01/19	EUR	(212)	(242)	4
USD/EUR	CIT	08/02/19	EUR	(18,965)	(21,628)	(73)
USD/EUR	CIT	08/08/19	EUR	(4,909)	(5,601)	(62)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	CIT	08/15/19	EUR	(10,590)	(12,090)	110
USD/EUR	CIT	08/30/19	EUR	(15,906)	(18,181)	(279)
USD/EUR	CIT	09/20/19	EUR	(5,962)	(6,825)	(29)
USD/EUR	CIT	09/20/19	EUR	(1,254)	(1,436)	8
USD/EUR	CIT	09/27/19	EUR	(2,672)	(3,061)	(32)
USD/GHS	JPM	07/09/19	GHS	(1,277)	(235)	(10)
USD/GHS	JPM	07/12/19	GHS	(1,259)	(231)	(6)
USD/GHS	JPM	05/22/20	GHS	(1,521)	(250)	1
USD/GHS	JPM	05/29/20	GHS	(472)	(77)	(1)
USD/GHS	SCB	05/29/20	GHS	(238)	(39)	—
USD/GHS	JPM	06/03/20	GHS	(599)	(98)	(1)
USD/GHS	SCB	06/04/20	GHS	(1,966)	(321)	(5)
USD/GHS	JPM	06/08/20	GHS	(736)	(120)	(1)
USD/GHS	SCB	06/08/20	GHS	(1,227)	(200)	—
USD/GHS	SCB	06/15/20	GHS	(1,204)	(196)	—
USD/GHS	JPM	06/17/20	GHS	(709)	(115)	—
USD/GHS	SCB	06/19/20	GHS	(709)	(115)	(1)
USD/GHS	JPM	06/22/20	GHS	(978)	(159)	2
USD/JPY	CIT	07/10/19	JPY	(554,291)	(5,145)	(5)
USD/JPY	SCB	07/22/19	JPY	(564,700)	(5,246)	(131)
USD/KRW	BOA	07/12/19	KRW	(3,799,600)	(3,292)	44
USD/KRW	MSC	07/12/19	KRW	(3,666,931)	(3,176)	41
USD/KRW	SCB	07/29/19	KRW	(3,285,309)	(2,848)	(88)
USD/KRW	MSC	09/05/19	KRW	(511,373)	(444)	(9)
USD/KRW	CIT	09/16/19	KRW	(3,282,430)	(2,850)	(59)
USD/MYR	GSC	07/03/19	MYR	(3,590)	(869)	12
USD/MYR	UBS	08/28/19	MYR	(8,420)	(2,036)	(34)
USD/MYR	UBS	10/02/19	MYR	(3,590)	(867)	—
USD/NOK	CIT	09/26/19	NOK	(5,700)	(670)	3
USD/NZD	CIT	07/12/19	NZD	(5,480)	(3,682)	13
USD/NZD	CIT	07/18/19	NZD	(14,177)	(9,527)	68
USD/NZD	CIT	07/26/19	NZD	(2,953)	(1,985)	(63)
USD/NZD	CIT	07/29/19	NZD	(11,750)	(7,899)	(99)
USD/NZD	CIT	10/03/19	NZD	(2,769)	(1,863)	23
USD/OMR	BNP	08/14/19	OMR	(2,303)	(5,977)	(328)
USD/OMR	BNP	08/21/19	OMR	(3,010)	(7,811)	(388)
USD/OMR	BNP	08/28/19	OMR	(1,966)	(5,100)	(256)
USD/OMR	BNP	08/17/20	OMR	(347)	(892)	(10)
USD/OMR	BNP	02/16/21	OMR	(501)	(1,280)	(12)
USD/OMR	BNP	04/08/21	OMR	(1,932)	(4,928)	(9)
USD/OMR	BNP	05/03/21	OMR	(1,401)	(3,571)	(2)
USD/OMR	SCB	05/27/21	OMR	(723)	(1,842)	(1)
USD/OMR	SCB	06/10/21	OMR	(2,031)	(5,172)	(11)
USD/PHP	CIT	08/13/19	PHP	(13,000)	(253)	(3)
USD/SEK	GSC	07/09/19	SEK	(6,000)	(646)	(16)
USD/SEK	GSC	08/02/19	SEK	(6,000)	(648)	—
USD/SGD	CIT	07/11/19	SGD	(1,571)	(1,162)	—
USD/THB	SCB	09/13/19	THB	(77,637)	(2,536)	(57)
USD/THB	SCB	09/30/19	THB	(14,796)	(484)	(3)
USD/THB	SCB	09/30/19	THB	(2,182)	(71)	—
USD/TRY	GSC	02/03/20	TRY	(24,131)	(3,746)	1,009
USD/TRY	JPM	02/03/20	TRY	(12,714)	(1,974)	544
USD/TRY	DUB	02/10/20	TRY	(10,002)	(1,548)	423
USD/TRY	SCB	02/10/20	TRY	(18,305)	(2,833)	776
USD/TRY	GSC	02/14/20	TRY	(18,069)	(2,791)	816
USD/TRY	SCB	02/14/20	TRY	(12,814)	(1,980)	535
USD/TWD	BOA	07/23/19	TWD	(34,000)	(1,096)	(16)
USD/TWD	CIT	07/23/19	TWD	(69,600)	(2,244)	(34)
USD/TWD	MSC	07/23/19	TWD	(37,100)	(1,196)	(18)
USD/TWD	MSC	09/20/19	TWD	(69,700)	(2,254)	(38)
USD/TWD	UBS	09/20/19	TWD	(69,600)	(2,251)	(38)
USD/ZAR	CIT	07/12/19	ZAR	(77,409)	(5,484)	(89)
USD/ZAR	SCB	07/12/19	ZAR	(2,500)	(177)	(10)
USD/ZAR	CIT	08/23/19	ZAR	(28,561)	(2,012)	(13)
ZAR/USD	BOA	07/12/19	ZAR	3,743	266	7
ZAR/USD	CIT	07/12/19	ZAR	8,000	567	18
					(148,126)	(1,764)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
6M Thailand BIBOR (S)	Paying	BOA	2.18	(S)	02/22/29	THB	6,700	—	6
6M Thailand BIBOR (S)	Paying	CGM	2.18	(S)	02/22/29	THB	33,300	—	31
6M Thailand BIBOR (S)	Paying	GSC	2.19	(S)	02/22/29	THB	72,800	—	70
Chilean Interbank Rate (S)	Receiving	GSC	2.72	(S)	06/27/24	CLP	2,363,752	—	6
Chilean Interbank Rate (S)	Receiving	GSC	2.77	(S)	07/01/24	CLP	472,750	—	—
US CPURNSA (A)	Receiving	BOA	1.97	(A)	06/23/27		10,060	—	(52)
								—	61

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Government of the Sultanate of Oman (Q)	BOA	N/A	1.00	12/20/22	2,216	123	125	(2)
Government of the Sultanate of Oman (Q)	BOA	N/A	1.00	06/20/26	1,600	228	262	(34)
Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	12/20/20	1,930	(24)	30	(54)
Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	12/20/20	1,850	(23)	42	(65)
Ministry of Diwan Amiri Affairs (Q)	BNP	N/A	1.00	06/20/21	3,140	(50)	15	(65)
Ministry of Diwan Amiri Affairs (Q)	CGM	N/A	1.00	06/20/21	400	(6)	3	(9)
Ministry of Diwan Amiri Affairs (Q)	CGM	N/A	1.00	06/20/21	270	(4)	1	(5)
Ministry of Diwan Amiri Affairs (Q)	CGM	N/A	1.00	06/20/21	590	(9)	3	(12)
Ministry of Diwan Amiri Affairs (Q)	CGM	N/A	1.00	06/20/21	990	(16)	7	(23)
Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	06/20/21	1,190	(19)	10	(29)
Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	06/20/21	920	(15)	(1)	(14)
Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	06/20/21	530	(8)	3	(11)
Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	06/20/21	3,150	(50)	18	(68)
Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	12/20/23	700	(14)	2	(16)
Ministry of Diwan Amiri Affairs (Q)	GSC	N/A	1.00	12/20/23	2,506	(48)	4	(52)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
South Africa, Parliament of (Q)	GSC	N/A	1.00	12/20/23	9,200	209	1,206	(997)
South Africa, Parliament of (Q)	BNP	N/A	1.00	12/20/25	3,800	220	710	(490)
South Africa, Parliament of (Q)	CGM	N/A	1.00	06/20/29	2,930	329	376	(47)
					37,912	823	2,816	(1,993)
Credit default swap agreements - sell protection[4]
The Republic of Indonesia, The Government of (Q)	BOA	0.87	1.00	06/20/24	(2,769)	13	(6)	19
The Republic of Indonesia, The Government of (Q)	CGM	0.87	1.00	06/20/24	(5,200)	25	(18)	43
The Republic of Indonesia, The Government of (Q)	GSC	0.87	1.00	06/20/24	(3,000)	14	(7)	21
Türkiye Cumhuriyeti Basbakanlik (Q)	BNP	2.20	1.00	06/20/20	(1,740)	(24)	(88)	64
Türkiye Cumhuriyeti Basbakanlik (Q)	BNP	3.91	1.00	12/20/26	(5,928)	(1,103)	(1,007)	(96)
					(18,637)	(1,075)	(1,126)	51

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Shenzhen Composite Index Shell (Q)	3M LIBOR -9.00% (A)	UBS	07/19/19	1,238	—	(150)
Shenzhen Composite Index Shell (Q)	3M LIBOR -7.00% (A)	UBS	08/12/19	1,030	—	14
					—	(136)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Cross-Currency Swap Agreements

Receive Rate[2,10]	Pay Rate[2,10]	Counterparty	Expiration	Notional1 Received		Notional[1] Delivered		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
1-Day CLICP (S)	Fixed Rate of 0.07% (S)	GSC	06/27/24	CLF	80	CLP	(2,220,471)	—	(6)
1-Day CLICP (S)	Fixed Rate of 0.10% (S)	GSC	07/01/24	CLF	16	CLP	(442,942)	—	1
								—	(5)

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund — OTC Non-Deliverable Bond Forward Contracts
Reference Entity[2]	Counterparty	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31 (A)	GSC	08/29/19	PEN	8,018	—	149
The Arab Republic of Egypt, 0.00%, 07/23/19 (A)	GSC	07/23/19	EGP	27,350	—	328
					—	477

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/FAMCO Flex Core Covered Call Fund
COMMON STOCKS 100.6%
Information Technology 24.3%
Apple Inc. (a)	41	8,115
Broadcom Inc. (a)	17	5,009
Cisco Systems, Inc. (a)	126	6,918
Intel Corp. (a)	23	1,082
MasterCard Incorporated - Class A (a)	24	6,322
Microsoft Corp. (a)	63	8,413
Texas Instruments Incorporated (a)	18	2,020
		37,879
Industrials 17.1%
Delta Air Lines Inc. (a)	61	3,490
Honeywell International Inc. (a)	40	7,053
Lockheed Martin Corp. (a)	11	3,999
Parker Hannifin Corp. (a)	19	3,213
Raytheon Co. (a)	17	2,904
Union Pacific Corp. (a)	18	3,010
United Technologies Corp. (a)	22	2,916
		26,585
Financials 16.1%
American Express Company (a)	37	4,506
Bank of America Corporation (a)	133	3,869
BB&T Corporation (a)	27	1,336
BlackRock, Inc. (a)	11	5,021
JPMorgan Chase & Co. (a)	62	6,920
The Allstate Corporation (a)	33	3,386
		25,038
Health Care 10.0%
Celgene Corp. (a) (b)	29	2,671
Medtronic Public Limited Company (a)	69	6,691
Merck & Co., Inc. (a)	45	3,782
Stryker Corp. (a)	12	2,488
		15,632
Consumer Discretionary 10.0%
Best Buy Co., Inc. (a)	19	1,353

	Shares/Par[1]	Value ($)
Carnival Plc (a)	24	1,094
Home Depot Inc. (a)	25	5,095
Ross Stores Inc. (a)	36	3,529
Whirlpool Corp. (a)	32	4,484
		15,555
Consumer Staples 9.8%
Constellation Brands, Inc. - Class A (a)	12	2,442
Costco Wholesale Corporation (a)	25	6,501
Mondelez International Inc. - Class A (a)	65	3,520
Philip Morris International Inc. (a)	35	2,780
		15,243
Energy 5.4%
Chevron Corp. (a)	52	6,483
Occidental Petroleum Corp. (a)	40	2,026
		8,509
Materials 4.0%
Dow Holdings Inc. (a)	29	1,425
DuPont de Nemours, Inc (a)	63	4,752
		6,177
Communication Services 3.9%
AT&T Inc. (a)	96	3,227
CBS Corp. - Class B (a)	56	2,814
		6,041
Total Common Stocks (cost $128,539)		156,659
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	1,845	1,845
Total Short Term Investments (cost $1,845)		1,845
Total Investments 101.8% (cost $130,384)		158,504
Other Derivative Instruments (1.9)%		(2,999)
Other Assets and Liabilities, Net 0.1%		171
Total Net Assets 100.0%		155,676

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/FAMCO Flex Core Covered Call Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
American Express Company	Call	120.00	07/19/19	365	(181)
Apple Inc.	Call	207.50	07/26/19	410	(84)
AT&T Inc.	Call	33.00	09/20/19	963	(118)
Bank of America Corporation	Call	29.00	07/19/19	1,334	(101)
BB&T Corporation	Call	50.00	07/19/19	272	(20)
Best Buy Co., Inc.	Call	77.50	09/20/19	194	(28)
BlackRock, Inc.	Call	490.00	07/19/19	107	(26)
Broadcom Inc.	Call	295.00	07/19/19	174	(90)
Carnival Plc	Call	47.50	08/16/19	235	(27)
CBS Corporation	Call	50.00	07/05/19	564	(28)
Celgene Corporation	Call	90.00	07/19/19	289	(84)
Chevron Corporation	Call	128.00	07/26/19	521	(59)
Cisco Systems, Inc.	Call	55.00	07/19/19	1,264	(107)
Constellation Brands, Inc.	Call	210.00	07/19/19	124	(8)
Costco Wholesale Corporation	Call	265.00	07/19/19	246	(98)
Delta Air Lines, Inc.	Call	57.50	09/20/19	615	(140)
Dow Holdings Inc.	Call	52.50	09/20/19	289	(29)
DuPont de Nemours, Inc	Call	77.50	07/19/19	288	(22)
DuPont de Nemours, Inc	Call	80.00	09/20/19	344	(62)
Honeywell International Inc.	Call	175.00	09/20/19	404	(229)
Intel Corp.	Call	48.00	08/16/19	226	(45)
JPMorgan Chase & Co.	Call	115.00	07/19/19	619	(43)
Lockheed Martin Corp.	Call	370.00	08/02/19	110	(68)
MasterCard Incorporated	Call	275.00	07/19/19	239	(29)
Medtronic Public Limited Company	Call	101.00	08/02/19	687	(38)
Merck & Co., Inc.	Call	82.50	07/19/19	451	(102)
Microsoft Corp.	Call	140.00	07/19/19	478	(39)
Microsoft Corp.	Call	135.00	07/19/19	150	(37)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/FAMCO Flex Core Covered Call Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Mondelez International, Inc.	Call	55.00	09/20/19	653	(92)
Occidental Petroleum Corporation	Call	50.00	07/19/19	403	(61)
Parker-Hannifin Corporation	Call	175.00	07/19/19	189	(38)
Philip Morris International Inc.	Call	80.00	07/19/19	354	(54)
Raytheon Company	Call	185.00	01/17/20	167	(107)
Ross Stores, Inc.	Call	105.00	11/15/19	356	(132)
Stryker Corporation	Call	210.00	09/20/19	60	(36)
Stryker Corporation	Call	200.00	09/20/19	61	(71)
Texas Instruments Inc.	Call	115.00	07/26/19	176	(77)
The Allstate Corporation	Call	105.00	08/16/19	333	(47)
The Home Depot, Inc.	Call	215.00	09/20/19	245	(116)
Union Pacific Corporation	Call	175.00	08/16/19	178	(53)
United Technologies Corporation	Call	130.00	08/16/19	224	(92)
Whirlpool Corporation	Call	145.00	07/19/19	315	(81)
					(2,999)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 93.5%
United Kingdom 19.6%
Aon PLC - Class A	28	5,421
Bunzl Public Limited Company	83	2,190
Coca-Cola European Partners PLC	66	3,677
Compass Group PLC	104	2,488
Diageo PLC	104	4,475
Informa Switzerland Limited	453	4,802
Melrose Holdings Limited	431	992
Relx PLC	146	3,541
Rentokil Initial PLC	455	2,300
Rio Tinto PLC	60	3,716
Weir Group PLC(The)	83	1,640
		35,242
Japan 12.9%
AEON Financial Service Co. Ltd.	97	1,566
Daiwa House Industry Co. Ltd.	86	2,502
Digital Garage Inc.	29	914
Kao Corp.	34	2,591
Komatsu Ltd.	103	2,498
Makita Corp.	95	3,254
NEXON Co.,Ltd. (a)	246	3,574
Pan Pacific International Holdings Corporation	27	1,731
Suzuki Motor Corp.	61	2,854
Yamaha Corp.	35	1,687
		23,171
Canada 10.1%
CAE Inc.	232	6,243
National Bank of Canada	73	3,483
Rogers Communications Inc. - Class B	32	1,732
Suncor Energy Inc.	106	3,318
Toromont Industries Ltd.	71	3,378
		18,154
France 9.2%
AtoS SE	24	2,010
Engie	185	2,798
Sanofi SA	63	5,415
Ubisoft Entertainment (a)	12	930
Vivendi SA	196	5,389
		16,542
Ireland 8.4%
Accenture Public Limited Company - Class A	32	5,948
CRH Plc	93	3,027
Medtronic Public Limited Company	45	4,382
Ryanair Holdings Plc - ADR (a)	29	1,857
		15,214
Switzerland 5.4%
ABB Ltd.	79	1,590
Alcon AG (a)	20	1,219
Julius Bar Gruppe AG	56	2,510
Novartis AG	49	4,431
		9,750
Hong Kong 5.1%
AIA Group Limited	695	7,519
Techtronic Industries Company Limited	210	1,608
		9,127
	Shares/Par[1]	Value ($)
Sweden 4.7%
Assa Abloy AB - Class B	157	3,545
Hexagon Aktiebolag - Class B	48	2,689
Saab AB - Class B (b)	68	2,201
		8,435
Netherlands 3.6%
ABN AMRO Group N.V. - CVA (c)	132	2,834
Wolters Kluwer NV	50	3,666
		6,500
Finland 3.4%
Sampo Oyj - Class A	129	6,084
Denmark 3.1%
Carlsberg A/S - Class B	27	3,514
Genmab A/S (a)	12	2,129
		5,643
Singapore 2.0%
DBS Group Holdings Ltd.	190	3,653
Germany 1.8%
Beiersdorf AG	26	3,167
Israel 1.6%
Bank Leumi Le-Israel BM	185	1,337
Israel Discount Bank Ltd. - Class A	395	1,612
		2,949
Norway 1.5%
Equinor ASA	137	2,690
Italy 1.1%
Banca Mediolanum SpA	264	1,944
Total Common Stocks (cost $159,160)		168,265
PREFERRED STOCKS 2.3%
Germany 2.3%
Volkswagen AG (d)	25	4,230
Total Preferred Stocks (cost $4,438)		4,230
SHORT TERM INVESTMENTS 5.3%
Investment Companies 4.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (f)	7,784	7,784
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (e) (f)	1,710	1,710
Total Short Term Investments (cost $9,494)		9,494
Total Investments 101.1% (cost $173,092)		181,989
Other Assets and Liabilities, Net (1.1)%		(2,045)
Total Net Assets 100.0%		179,944

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $2,834 and 1.6%, respectively.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	SSB	07/03/19	CAD	151	115	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Equity Income Fund
COMMON STOCKS 98.5%
Financials 30.5%
American International Group, Inc.	147	7,843
Ameriprise Financial, Inc.	32	4,649
Assurant, Inc.	50	5,285
Bank of America Corporation	389	11,269
Berkshire Hathaway Inc. - Class B (a)	67	14,362
Capital One Financial Corporation	25	2,254
Citigroup Inc.	171	11,955
Hartford Financial Services Group Inc.	99	5,513
JPMorgan Chase & Co.	139	15,505
LPL Financial Holdings Inc.	21	1,747
Morgan Stanley	100	4,398
Raymond James Financial Inc.	20	1,680
The Goldman Sachs Group, Inc.	19	3,948
U.S. Bancorp	101	5,289
Voya Financial Inc.	114	6,289
Wells Fargo & Co.	136	6,416
		108,402
Materials 11.0%
CF Industries Holdings Inc.	179	8,347
Dow Holdings Inc.	62	3,056
DuPont de Nemours, Inc	26	1,922
Freeport-McMoRan Inc. - Class B	181	2,098
Martin Marietta Materials Inc.	33	7,715
MOS Holdings Inc.	155	3,874
Newmont Goldcorp Corporation	115	4,441
Vulcan Materials Co.	57	7,894
		39,347
Information Technology 10.9%
Broadcom Inc.	12	3,368
Cisco Systems, Inc.	172	9,422
Corning Inc.	177	5,880
International Business Machines Corp.	38	5,314
Microchip Technology Inc. (b)	22	1,919
Oracle Corporation	44	2,520
QUALCOMM Inc.	95	7,245
Texas Instruments Incorporated	28	3,170
		38,838
Energy 9.6%
Apergy Corporation (a)	72	2,427
ConocoPhillips	29	1,795
Hess Corporation (b)	127	8,056
Marathon Petroleum Corporation	146	8,169
Occidental Petroleum Corp.	56	2,795
Phillips 66	76	7,157
Valero Energy Corporation	44	3,765
		34,164
Industrials 8.7%
Delta Air Lines Inc.	82	4,650
General Electric Co.	257	2,696
Harris Corp.	23	4,340
Honeywell International Inc.	43	7,476
Quanta Services, Inc.	67	2,562
Union Pacific Corp.	15	2,554
United Technologies Corp.	51	6,587
		30,865
Health Care 8.5%
Anthem, Inc.	10	2,907
CVS Health Corp.	32	1,727
Humana Inc.	6	1,605
Medtronic Public Limited Company	103	9,998
Merck & Co., Inc.	83	6,971
Pfizer Inc.	163	7,050
		30,258
Communication Services 6.8%
AT&T Inc.	393	13,159
Comcast Corporation - Class A	69	2,902
Omnicom Group Inc.	66	5,443
	Shares/Par[1]	Value ($)
Verizon Communications Inc.	46	2,655
		24,159
Consumer Staples 4.7%
Archer-Daniels-Midland Company	46	1,864
Colgate-Palmolive Co.	63	4,495
ConAgra Brands Inc. (b)	252	6,679
PepsiCo Inc.	29	3,806
		16,844
Consumer Discretionary 3.2%
General Motors Company	96	3,696
Lennar Corp. - Class A	81	3,917
Target Corporation	42	3,680
		11,293
Utilities 3.0%
Clearway Energy, Inc. - Class C	177	2,980
Edison International	36	2,447
PPL Corporation	168	5,223
		10,650
Real Estate 1.6%
Lamar Advertising Co. - Class A	37	3,002
OUTFRONT Media Inc.	103	2,649
		5,651
Total Common Stocks (cost $330,300)		350,471
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	4,517	4,517
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	4,502	4,502
Total Short Term Investments (cost $9,019)		9,019
Total Investments 101.0% (cost $339,319)		359,490
Other Assets and Liabilities, Net (1.0)%		(3,621)
Total Net Assets 100.0%		355,869

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund (a)
CORPORATE BONDS AND NOTES 63.0%
Financials 37.9%
AIG Global Funding
3.08%, (3M USD LIBOR + 0.48%), 07/02/20 (b) (c)	185	186
American Express Company
3.05%, (3M USD LIBOR + 0.53%), 05/17/21 (b)	2,150	2,158
American Honda Finance Corporation
2.87%, (1M USD LIBOR + 0.28%), 10/19/20 (b)	1,630	1,633
Bank of America Corporation
3.00%, (3M USD LIBOR + 0.65%), 06/25/22 (b)	1,650	1,653
Bayer US Finance II LLC
2.98%, (3M USD LIBOR + 0.63%), 06/25/21 (b) (c)	1,935	1,926
BMW US Capital, LLC
2.90%, (3M USD LIBOR + 0.37%), 08/14/20 (b) (c)	1,370	1,374
Capital One Financial Corporation
3.40%, (3M USD LIBOR + 0.95%), 03/09/22 (b)	1,735	1,748
Caterpillar Financial Services Corporation
2.75%, (3M USD LIBOR + 0.28%), 09/07/21 (b)	2,280	2,280
Citigroup Inc.
3.54%, (3M USD LIBOR + 0.96%), 04/25/22 (b)	2,540	2,561
Harley-Davidson Financial Services, Inc.
3.02%, (3M USD LIBOR + 0.50%), 05/21/20 (b) (c)	1,350	1,351
HSBC Holdings PLC
3.12%, (3M USD LIBOR + 0.60%), 05/18/21 (b)	1,895	1,896
John Deere Capital Corporation
2.87%, (3M USD LIBOR + 0.40%), 06/07/21 (b)	575	577
JPMorgan Chase & Co.
3.00%, (3M USD LIBOR + 0.55%), 03/09/21 (b)	1,350	1,352
3.57%, (3M USD LIBOR + 1.10%), 06/07/21 (b)	1,220	1,237
Marsh & Mclennan Companies, Inc.
3.80%, (3M USD LIBOR + 1.20%), 12/29/21 (b)	1,060	1,061
Morgan Stanley
3.77%, (3M USD LIBOR + 1.18%), 01/20/22 (b)	2,525	2,549
Nissan Motor Acceptance Corporation
3.02%, (3M USD LIBOR + 0.63%), 09/21/21 (b) (c)	1,285	1,285
PNC Bank, National Association
2.79%, (3M USD LIBOR + 0.35%), 03/12/21 (b)	450	450
Santander UK PLC
3.14%, (3M USD LIBOR + 0.62%), 06/01/21 (b)	1,185	1,188
Shire Acquisitions Investments Ireland Designated Activity Company
1.90%, 09/23/19	425	424
The Goldman Sachs Group, Inc.
3.70%, (3M USD LIBOR + 1.11%), 04/26/22 (b)	2,585	2,607
The Toronto-Dominion Bank
2.88%, (3M USD LIBOR + 0.43%), 06/11/21 (b)	1,520	1,526
U.S. Bank National Association
2.91%, (3M USD LIBOR + 0.32%), 04/26/21 (b)	1,375	1,376
Volkswagen Group of America, Inc.
3.31%, (3M USD LIBOR + 0.77%), 11/13/20 (b) (c)	1,575	1,579
WEA Finance LLC
2.70%, 09/17/19 (c)	1,555	1,556
Wells Fargo & Company
3.47%, (3M USD LIBOR + 0.93%), 02/11/22 (b)	2,425	2,439
Westpac Banking Corporation
3.37%, (3M USD LIBOR + 0.85%), 08/19/21 (b)	2,380	2,405
		42,377
Communication Services 6.5%
AT&T Inc.
3.55%, (3M USD LIBOR + 0.95%), 07/15/21 (b)	2,435	2,455
Comcast Corporation
3.03%, (3M USD LIBOR + 0.44%), 10/01/21 (b)	1,570	1,576
NBCUniversal Enterprise, Inc.
2.99%, (3M USD LIBOR + 0.40%), 04/01/21 (b) (c)	775	777
	Shares/Par[1]	Value ($)
Verizon Communications Inc.
3.41%, (3M USD LIBOR + 1.00%), 03/16/22 (b)	2,400	2,436
		7,244
Health Care 4.5%
Bristol-Myers Squibb Company
2.90%, (3M USD LIBOR + 0.38%), 05/16/22 (b) (c)	825	826
Cigna Corporation
3.06%, (3M USD LIBOR + 0.65%), 09/17/21 (b) (c)	1,490	1,491
CVS Health Corporation
3.17%, (3M USD LIBOR + 0.72%), 03/09/21 (b)	1,900	1,908
GlaxoSmithKline Capital PLC
2.88%, (3M USD LIBOR + 0.35%), 05/14/21 (b)	785	787
		5,012
Utilities 4.1%
Duke Energy Progress, LLC
2.63%, (3M USD LIBOR + 0.18%), 09/08/20 (b)	1,000	1,000
Florida Power & Light Company
2.97%, (3M USD LIBOR + 0.40%), 05/06/22 (b)	1,515	1,514
Sempra Energy
3.10%, (3M USD LIBOR + 0.50%), 01/15/21 (b)	2,040	2,033
		4,547
Consumer Staples 3.7%
BAT Capital Corp.
3.12%, (3M USD LIBOR + 0.59%), 08/14/20 (b)	1,505	1,508
Diageo Capital PLC
2.76%, (3M USD LIBOR + 0.24%), 05/18/20 (b)	1,150	1,151
Philip Morris International Inc.
2.94%, (3M USD LIBOR + 0.42%), 02/21/20 (b)	1,000	1,002
Walmart Inc.
2.57%, (3M USD LIBOR + 0.23%), 06/23/21 (b)	500	501
		4,162
Energy 2.6%
BP Capital Markets P.L.C.
2.77%, (3M USD LIBOR + 0.25%), 11/24/20 (b)	1,120	1,122
3.28%, 09/16/21	375	380
TransCanada PipeLines Limited
2.79%, (3M USD LIBOR + 0.28%), 11/15/19 (b)	1,400	1,401
		2,903
Information Technology 1.9%
International Business Machines Corporation
2.92%, (3M USD LIBOR + 0.40%), 05/13/21 (b)	2,160	2,167
Industrials 1.8%
United Technologies Corporation
2.93%, 11/01/19	640	641
3.17%, (3M USD LIBOR + 0.65%), 08/16/21 (b)	1,330	1,341
		1,982
Total Corporate Bonds And Notes (cost $70,322)		70,394
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 16.3%
BMW Vehicle Lease Trust
Series 2019-A2-1, 2.79%, 08/20/20	1,790	1,795
Capital One Multi-Asset Execution Trust
Series 2016-A4-A4, 1.33%, 08/15/19	1,479	1,477
CARDS II Trust
Series 2019-A-1A, 2.84%, (1M USD LIBOR + 0.39%), 05/17/21 (b) (c)	630	630
CarMax Auto Owner Trust
Series 2015-A3-4, 1.56%, 11/16/20	3	3
Chase Issuance Trust
Series 2018-A1-A1, 2.59%, (1M USD LIBOR + 0.20%), 04/15/21 (b)	1,400	1,401
Evergreen Credit Card Trust
Series 2019-A-1, 2.87%, (1M USD LIBOR + 0.48%), 01/15/21 (b) (c)	1,500	1,504
Fifth Third Auto Trust
Series 2019-A2B-1, 2.62%, (1M USD LIBOR + 0.17%), 01/15/21 (b)	490	490
Ford Credit Auto Lease Trust
Series 2017-A3-A, 1.67%, 01/15/20	940	937
Series 2017-A2A-C, 1.80%, 09/15/20	44	44
Series 2019-A2A-A, REMIC, 2.78%, 10/15/20	485	487

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
GM Financial Automobile Leasing Trust
Series 2019-A2B-2, 2.56%, (1M USD LIBOR + 0.18%), 09/20/20 (b)	510	510
GM Financial Consumer Automobile Receivables Trust
Series 2018-A2A-1, 2.08%, 01/19/21	179	179
Series 2018-A2A-2, 2.55%, 05/17/21	715	716
Honda Auto Receivables Owner Trust
Series 2016-A3-2, 1.39%, 04/15/20	8	8
Mercedes-Benz Auto Lease Trust
Series 2019-A2-A, 3.01%, 02/16/21	2,500	2,507
Navient Student Loan Trust
Series 2018-A1-2A, 2.64%, (1M USD LIBOR + 0.24%), 04/25/20 (b) (c)	83	83
Series 2018-A1-3A, 2.67%, (1M USD LIBOR + 0.27%), 06/25/20 (b) (c)	585	585
Nissan Auto Receivables Owner Trust
Series 2017-A2A-B, 1.56%, 05/15/20	9	9
Toyota Auto Receivables Owner Trust
Series 2018-A2A-C, 2.77%, 05/15/20	1,286	1,289
Verizon Owner Trust
Series 2017-A-1A, 2.06%, 09/20/21 (c)	1,414	1,412
Series 2019-A1B-A, 2.71%, (1M USD LIBOR + 0.33%), 04/20/22 (b)	1,000	999
World Omni Auto Receivables Trust
Series 2019-A2-A, 3.02%, 10/15/20	1,000	1,005
Series 2017-A2A-B, 1.61%, 02/16/21	127	127
Total Non-U.S. Government Agency Asset-Backed Securities (cost $18,160)		18,197
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 13.1%
Investment Companies 13.1%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	14,685	14,685
Total Short Term Investments (cost $14,685)		14,685
Total Investments 92.4% (cost $103,167)		103,276
Other Derivative Instruments (1.7)%		(1,846)
Other Assets and Liabilities, Net 9.3%		10,320
Total Net Assets 100.0%		111,750

(a) Consolidated Schedule of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $16,565 and 14.8%, respectively.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	38	September 2019	1,718	(7)	(7)
Brent Crude	114	July 2019	7,820	(108)	(440)
Cattle Feeder	26	August 2019	1,935	20	(156)
Cocoa	58	September 2019	1,424	(19)	(17)
Coffee "C"	29	September 2019	1,072	31	118
Copper	70	September 2019	4,735	(5)	14
Corn	413	September 2019	8,756	(433)	15
Cotton No. 2	47	December 2019	1,603	4	(51)
Crude Oil, WTI	112	December 2019	6,589	(111)	(96)
Gasoline, RBOB	102	September 2019	7,983	(71)	(40)
Gold, 100 Oz.	77	August 2019	9,904	14	981
KC HRW Wheat	142	September 2019	3,347	(145)	(70)
Lead	96	September 2019	4,624	12	12
Lean Hogs	57	October 2019	1,824	(17)	(208)
Live Cattle	59	November 2019	2,543	(23)	(55)
Low Sulfur Gasoil	71	September 2019	4,196	7	67
Natural Gas	90	September 2019	2,328	(14)	(274)
New York Harbor ULSD	95	September 2019	7,982	(88)	(213)
Nickel	48	September 2019	3,550	127	109
Platinum	124	October 2019	4,965	143	250
Silver	67	December 2019	4,906	13	269
Soybean	71	November 2019	3,151	37	126
Soybean Meal	146	December 2019	4,634	42	81
Soybean Oil	84	December 2019	1,422	21	31
Sugar No. 11	98	December 2019	1,352	(18)	33
Wheat	120	September 2019	3,070	(120)	94
Zinc	66	September 2019	4,200	(80)	(73)
				(788)	500

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Currency Fund
GOVERNMENT AND AGENCY OBLIGATIONS 25.7%
U.S. Government Agency Obligations 25.7%
Federal Home Loan Banks Office of Finance
0.88%, 08/05/19 (a)	2,555	2,551
Federal Home Loan Mortgage Corporation
0.88%, 07/19/19 (a)	8,620	8,612
Federal National Mortgage Association, Inc.
0.00%, 10/09/19 (a) (b)	8,000	7,955
Total Government And Agency Obligations (cost $19,107)		19,118
SHORT TERM INVESTMENTS 71.3%
Treasury Securities 50.1%
U.S. Treasury Bill
2.27%, 07/09/19 (c)	7,850	7,846
2.36%, 07/16/19 (c)	20,000	19,980
2.33%, 07/30/19 (c)	4,500	4,492
2.10%, 08/20/19 (c)	5,000	4,986
		37,304
	Shares/Par[1]	Value ($)
Discount Notes 19.6%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
2.28%, 07/12/19 (a) (c)	8,655	8,648
Federal Home Loan Banks Office of Finance
2.15%, 08/14/19 (a) (c)	6,000	5,984
		14,632
Investment Companies 1.6%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	1,178	1,178
Total Short Term Investments (cost $53,115)		53,114
Total Investments 97.0% (cost $72,222)		72,232
Other Derivative Instruments 0.5%		388
Other Assets and Liabilities, Net 2.5%		1,825
Total Net Assets 100.0%		74,445

(a) The security is a direct debt of the agency and not collateralized by mortgages.

(b) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(c) The coupon rate represents the yield to maturity.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	07/16/19	AUD	28,080	19,724	(290)
AUD/USD	CIT	07/16/19	AUD	18,464	12,969	129
AUD/USD	GSC	07/16/19	AUD	65,265	45,842	(711)
AUD/USD	GSC	07/16/19	AUD	9,771	6,863	42
AUD/USD	RBC	07/16/19	AUD	1,826	1,283	(2)
AUD/USD	SCB	07/16/19	AUD	2,770	1,946	13
AUD/USD	SGB	07/16/19	AUD	20,960	14,722	(236)
AUD/USD	SSB	07/16/19	AUD	2,028	1,424	(23)
AUD/USD	SSB	07/16/19	AUD	9,551	6,710	41
BRL/USD	GSC	07/16/19	BRL	9,141	2,377	27
BRL/USD	SSB	07/16/19	BRL	21,727	5,650	61
CAD/USD	CIT	07/16/19	CAD	33,318	25,452	621
CAD/USD	GSC	07/16/19	CAD	8,264	6,313	166
CAD/USD	JPM	07/16/19	CAD	3,695	2,823	50
CAD/USD	RBC	07/16/19	CAD	2,754	2,104	55
CAD/USD	SCB	07/16/19	CAD	2,074	1,584	28
CAD/USD	SGB	07/16/19	CAD	109,785	83,863	1,474
CAD/USD	SSB	07/16/19	CAD	51,240	39,143	672
CHF/USD	CIT	07/16/19	CHF	38,082	39,063	984
CHF/USD	GSC	07/16/19	CHF	23,179	23,775	625
CHF/USD	JPM	07/16/19	CHF	1,606	1,647	27
CHF/USD	SCB	07/16/19	CHF	6,476	6,643	112
CHF/USD	SSB	07/16/19	CHF	96,264	98,747	1,621
CLP/USD	CIT	07/17/19	CLP	1,014,951	1,498	3
CLP/USD	GSC	07/17/19	CLP	1,318,479	1,946	(25)
CZK/USD	CIT	07/16/19	CZK	89,715	4,013	83
EUR/USD	CIT	07/16/19	EUR	24,527	27,931	217
EUR/USD	GSC	07/16/19	EUR	2,831	3,224	(4)
EUR/USD	GSC	07/16/19	EUR	49,974	56,911	489
EUR/USD	JPM	07/16/19	EUR	36,719	41,816	245
EUR/USD	RBC	07/16/19	EUR	8,673	9,877	62
EUR/USD	SCB	07/16/19	EUR	8,217	9,357	59
EUR/USD	SGB	07/16/19	EUR	119	136	1
EUR/USD	SSB	07/16/19	EUR	26,324	29,979	235
GBP/USD	CIT	07/16/19	GBP	7,717	9,808	(210)
GBP/USD	GSC	07/16/19	GBP	14,711	18,697	(555)
GBP/USD	GSC	07/16/19	GBP	3,008	3,822	6
GBP/USD	JPM	07/16/19	GBP	26,012	33,058	(1,134)
GBP/USD	RBC	07/16/19	GBP	29,936	38,044	(1,277)
GBP/USD	SCB	07/16/19	GBP	1,568	1,993	(4)
GBP/USD	SGB	07/16/19	GBP	6,056	7,697	(260)
GBP/USD	SSB	07/16/19	GBP	13,944	17,721	(588)
GBP/USD	SSB	07/16/19	GBP	348	443	—
HUF/USD	GSC	07/16/19	HUF	564,278	1,988	47
JPY/USD	CIT	07/16/19	JPY	461,883	4,289	(17)
JPY/USD	CIT	07/16/19	JPY	3,688,179	34,247	614
JPY/USD	GSC	07/16/19	JPY	3,587,283	33,310	762
JPY/USD	RBC	07/16/19	JPY	2,550,191	23,680	675
JPY/USD	SCB	07/16/19	JPY	1,373,787	12,756	368
JPY/USD	SSB	07/16/19	JPY	618,948	5,747	(22)
JPY/USD	SSB	07/16/19	JPY	2,974,298	27,619	790
KRW/USD	GSC	07/16/19	KRW	4,438,607	3,846	73
MXN/USD	GSC	07/16/19	MXN	193,896	10,078	173
MXN/USD	RBC	07/16/19	MXN	15,226	791	7
MXN/USD	SSB	07/16/19	MXN	8,486	441	(4)
MXN/USD	SSB	07/16/19	MXN	130,412	6,779	151
NOK/USD	CIT	07/16/19	NOK	10,265	1,204	(3)
NOK/USD	CIT	07/16/19	NOK	315,262	36,976	292
NOK/USD	GSC	07/16/19	NOK	36,002	4,223	(14)
NOK/USD	GSC	07/16/19	NOK	46,017	5,397	109
NOK/USD	JPM	07/16/19	NOK	10,133	1,188	6
NOK/USD	RBC	07/16/19	NOK	125,152	14,678	92
NOK/USD	SGB	07/16/19	NOK	203,049	23,814	124
NOK/USD	SSB	07/16/19	NOK	28,843	3,383	(1)
NOK/USD	SSB	07/16/19	NOK	262,649	30,804	249
NZD/USD	CIT	07/16/19	NZD	29,821	20,040	(109)
NZD/USD	CIT	07/16/19	NZD	22,715	15,264	199
NZD/USD	GSC	07/16/19	NZD	48,481	32,580	(163)
NZD/USD	GSC	07/16/19	NZD	9,246	6,213	116
NZD/USD	RBC	07/16/19	NZD	17,223	11,574	(54)
NZD/USD	RBC	07/16/19	NZD	2,027	1,362	23
NZD/USD	SSB	07/16/19	NZD	37,082	24,920	(149)
NZD/USD	SSB	07/16/19	NZD	2,930	1,969	37
PLN/USD	CIT	07/16/19	PLN	9,449	2,532	42
PLN/USD	GSC	07/16/19	PLN	7,452	1,997	59
SEK/USD	CIT	07/16/19	SEK	19,712	2,125	(3)
SEK/USD	CIT	07/16/19	SEK	82,659	8,911	166
SEK/USD	GSC	07/16/19	SEK	77,370	8,341	192
SEK/USD	JPM	07/16/19	SEK	68,361	7,370	(47)
SEK/USD	RBC	07/16/19	SEK	367,794	39,651	(283)
SEK/USD	SCB	07/16/19	SEK	69,190	7,459	(47)
SEK/USD	SSB	07/16/19	SEK	487,645	52,571	(349)
SEK/USD	SSB	07/16/19	SEK	11,811	1,273	21
TRY/USD	GSC	07/16/19	TRY	6	1	—
USD/AUD	CIT	07/16/19	AUD	(17,036)	(11,967)	(162)
USD/AUD	CIT	07/16/19	AUD	(17,254)	(12,120)	193

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	GSC	07/16/19	AUD	(595)	(418)	(7)
USD/AUD	GSC	07/16/19	AUD	(13,846)	(9,725)	133
USD/AUD	JPM	07/16/19	AUD	(14,200)	(9,974)	161
USD/AUD	RBC	07/16/19	AUD	(21,726)	(15,261)	241
USD/AUD	SCB	07/16/19	AUD	(9,601)	(6,744)	108
USD/AUD	SSB	07/16/19	AUD	(2,139)	(1,502)	(21)
USD/AUD	SSB	07/16/19	AUD	(51,656)	(36,284)	612
USD/BRL	CIT	07/16/19	BRL	(7,372)	(1,917)	(80)
USD/BRL	GSC	07/16/19	BRL	(6,331)	(1,646)	5
USD/CAD	CIT	07/16/19	CAD	(16,328)	(12,473)	(273)
USD/CAD	GSC	07/16/19	CAD	(87,312)	(66,695)	(1,228)
USD/CAD	JPM	07/16/19	CAD	(18,339)	(14,009)	(249)
USD/CAD	RBC	07/16/19	CAD	(59,586)	(45,516)	(813)
USD/CAD	SCB	07/16/19	CAD	(4,658)	(3,558)	(63)
USD/CAD	SSB	07/16/19	CAD	(40,565)	(30,988)	(540)
USD/CAD	SSB	07/16/19	CAD	(4,034)	(3,082)	5
USD/CHF	CIT	07/16/19	CHF	(27,481)	(28,189)	(596)
USD/CHF	GSC	07/16/19	CHF	(7,742)	(7,941)	(131)
USD/CHF	GSC	07/16/19	CHF	(3,222)	(3,305)	3
USD/CHF	JPM	07/16/19	CHF	(2,712)	(2,782)	(46)
USD/CHF	RBC	07/16/19	CHF	(40,103)	(41,137)	(699)
USD/CHF	SCB	07/16/19	CHF	(6,143)	(6,302)	(106)
USD/CHF	SGB	07/16/19	CHF	(69,273)	(71,060)	(1,193)
USD/CHF	SSB	07/16/19	CHF	(30,129)	(30,906)	(505)
USD/CHF	SSB	07/16/19	CHF	(2,373)	(2,434)	3
USD/CLP	CIT	07/17/19	CLP	(1,318,566)	(1,946)	(46)
USD/CZK	CIT	07/16/19	CZK	(44,155)	(1,975)	(36)
USD/CZK	GSC	07/16/19	CZK	(45,563)	(2,038)	(73)
USD/EUR	CIT	07/16/19	EUR	(33,003)	(37,585)	(360)
USD/EUR	CIT	07/16/19	EUR	(4,508)	(5,134)	9
USD/EUR	GSC	07/16/19	EUR	(23,251)	(26,479)	(154)
USD/EUR	GSC	07/16/19	EUR	(1,952)	(2,223)	1
USD/EUR	RBC	07/16/19	EUR	(2,151)	(2,450)	(27)
USD/EUR	SSB	07/16/19	EUR	(98,282)	(111,925)	(657)
USD/EUR	SSB	07/16/19	EUR	(7,838)	(8,926)	9
USD/GBP	CIT	07/16/19	GBP	(1,044)	(1,327)	(5)
USD/GBP	CIT	07/16/19	GBP	(18,284)	(23,235)	731
USD/GBP	GSC	07/16/19	GBP	(22,396)	(28,463)	774
USD/GBP	SCB	07/16/19	GBP	(7,968)	(10,125)	346
USD/GBP	SSB	07/16/19	GBP	(540)	(686)	(4)
USD/GBP	SSB	07/16/19	GBP	(43,071)	(54,738)	1,766
USD/HUF	CIT	07/16/19	HUF	(699,054)	(2,463)	1
USD/HUF	GSC	07/16/19	HUF	(289,253)	(1,019)	(4)
USD/JPY	CGM	07/16/19	JPY	(804,176)	(7,467)	(232)
USD/JPY	CIT	07/16/19	JPY	(3,070,243)	(28,508)	(613)
USD/JPY	GSC	07/16/19	JPY	(2,733,131)	(25,379)	(422)
USD/JPY	GSC	07/16/19	JPY	(313,177)	(2,908)	1
USD/JPY	JPM	07/16/19	JPY	(1,331,522)	(12,364)	(353)
USD/JPY	RBC	07/16/19	JPY	(1,255,226)	(11,655)	(314)
USD/JPY	SCB	07/16/19	JPY	(609,196)	(5,657)	(116)
USD/JPY	SGB	07/16/19	JPY	(1,428,258)	(13,262)	(384)
USD/JPY	SSB	07/16/19	JPY	(1,939,972)	(18,014)	(444)
USD/JPY	SSB	07/16/19	JPY	(139,203)	(1,293)	4
USD/KRW	CIT	07/16/19	KRW	(4,437,586)	(3,845)	62
USD/MXN	CIT	07/16/19	MXN	(229,503)	(11,929)	(73)
USD/MXN	CIT	07/16/19	MXN	(34,771)	(1,807)	2
USD/MXN	GSC	07/16/19	MXN	(112,420)	(5,843)	(11)
USD/NOK	CIT	07/16/19	NOK	(118,905)	(13,945)	(227)
USD/NOK	CIT	07/16/19	NOK	(7,724)	(906)	4
USD/NOK	GSC	07/16/19	NOK	(273,767)	(32,108)	(224)
USD/NOK	JPM	07/16/19	NOK	(124,876)	(14,646)	(77)
USD/NOK	SCB	07/16/19	NOK	(77,408)	(9,078)	(48)
USD/NOK	SSB	07/16/19	NOK	(193,330)	(22,675)	(383)
USD/NOK	SSB	07/16/19	NOK	(54,132)	(6,349)	25
USD/NZD	CIT	07/16/19	NZD	(2,153)	(1,447)	6
USD/NZD	GSC	07/16/19	NZD	(5,336)	(3,586)	(68)
USD/NZD	GSC	07/16/19	NZD	(12,174)	(8,181)	41
USD/NZD	JPM	07/16/19	NZD	(9,482)	(6,372)	31
USD/NZD	RBC	07/16/19	NZD	(16,554)	(11,125)	52
USD/NZD	SCB	07/16/19	NZD	(2,590)	(1,740)	(23)
USD/NZD	SCB	07/16/19	NZD	(21,679)	(14,569)	68
USD/NZD	SGB	07/16/19	NZD	(76,556)	(51,447)	238
USD/NZD	SSB	07/16/19	NZD	(9,807)	(6,591)	(28)
USD/NZD	SSB	07/16/19	NZD	(23,695)	(15,924)	76
USD/PLN	GSC	07/16/19	PLN	(11,324)	(3,034)	(59)
USD/SEK	CIT	07/16/19	SEK	(136,049)	(14,667)	(259)
USD/SEK	CIT	07/16/19	SEK	(145,887)	(15,728)	103
USD/SEK	GSC	07/16/19	SEK	(428,522)	(46,198)	319
USD/SEK	JPM	07/16/19	SEK	(3,532)	(381)	2
USD/SEK	RBC	07/16/19	SEK	(4,720)	(509)	(13)
USD/SEK	SCB	07/16/19	SEK	(18,233)	(1,966)	(33)
USD/SEK	SGB	07/16/19	SEK	(144,121)	(15,537)	96
USD/SEK	SSB	07/16/19	SEK	(162,667)	(17,537)	(405)
USD/SEK	SSB	07/16/19	SEK	(58,889)	(6,349)	59
USD/ZAR	GSC	07/16/19	ZAR	(27,698)	(1,961)	(64)
ZAR/USD	CIT	07/16/19	ZAR	21,152	1,498	5
ZAR/USD	GSC	07/16/19	ZAR	27,705	1,962	93
					10,330	388

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Nicholas Convertible Arbitrage Fund
CORPORATE BONDS AND NOTES 95.6%
Information Technology 40.7%
Akamai Technologies, Inc.
0.13%, 05/01/25 (a) (b)	3,500	3,750
Atlassian, Inc.
0.63%, 05/01/23 (b)	1,340	2,276
Avaya Holdings Corp.
2.25%, 06/15/23 (b)	1,600	1,396
Coupa Software Incorporated
0.13%, 06/15/25 (b) (c)	1,960	2,094
Cree, Inc.
0.88%, 09/01/23 (a) (b) (c)	2,765	3,204
CSG Systems International, Inc.
4.25%, 03/15/36 (a) (b)	3,000	3,306
Cypress Semiconductor Corporation
4.50%, 01/15/22 (a) (b)	1,900	3,191
DocuSign, Inc.
0.50%, 09/15/23 (b) (c)	2,900	2,989
Envestnet, Inc.
1.75%, 06/01/23 (b)	1,410	1,675
Guidewire Software, Inc.
1.25%, 03/15/25 (a) (b)	2,785	3,123
LivePerson, Inc.
0.75%, 03/01/24 (b) (c)	1,895	1,928
Lumentum Holdings Inc.
0.25%, 03/15/24 (a) (b)	2,100	2,445
Microchip Technology Incorporated
1.63%, 02/15/27 (a) (b)	2,410	2,862
New Relic, Inc.
0.50%, 05/01/23 (b)	2,730	2,911
NXP Semiconductors N.V.
1.00%, 12/01/19 (b)	2,950	3,130
On Semiconductor Corporation
1.63%, 10/15/23 (b)	1,725	2,110
Palo Alto Networks, Inc.
0.75%, 07/01/23 (b) (c)	3,485	3,694
Pluralsight, Inc.
0.38%, 03/01/24 (b) (c)	2,880	3,066
Rapid7, Inc.
1.25%, 08/01/23 (b) (c)	1,200	1,797
Splunk Inc.
0.50%, 09/15/23 (b) (c)	3,060	3,363
Square, Inc.
0.50%, 05/15/23 (b)	2,615	3,114
Viavi Solutions Inc.
1.00%, 03/01/24 (b)	2,060	2,414
Wix.Com Ltd.
0.00%, 07/01/23 (b) (c) (d)	1,735	2,108
		61,946
Health Care 17.1%
DexCom, Inc.
0.75%, 12/01/23 (b) (c)	1,480	1,732
Exact Sciences Corporation
0.38%, 03/15/27 (b)	3,000	3,785
Horizon Pharma Investment Limited
2.50%, 03/15/22 (a) (b)	2,535	2,815
Insmed Incorporated
1.75%, 01/15/25 (b)	2,910	2,823
Insulet Corporation
1.38%, 11/15/24 (b)	2,720	3,863
Ligand Pharmaceuticals Incorporated
0.75%, 05/15/23 (b)	3,000	2,569
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 (b)	1,100	1,450
Teladoc Health, Inc.
1.38%, 05/15/25 (b)	1,600	2,362
The Medicines Company
2.50%, 01/15/22 (b)	2,000	2,387
Wright Medical Group, Inc.
1.63%, 06/15/23 (b)	2,000	2,194
		25,980
	Shares/Par[1]	Value ($)
Communication Services 13.2%
Boingo Wireless, Inc.
1.00%, 10/01/23 (b) (c)	3,355	2,864
Dish Network Corporation
3.38%, 08/15/26 (b)	2,335	2,269
GCI Liberty, Inc.
1.75%, 09/30/46 (a) (b) (c)	3,240	3,770
Iac Financeco, Inc.
0.88%, 06/15/26 (b) (c)	1,200	1,202
Liberty Media Corporation
2.13%, 03/31/48 (b) (c)	3,125	3,019
2.25%, 12/01/48 (a) (b) (c)	2,680	3,053
Twitter, Inc.
0.25%, 06/15/24 (b)	3,900	3,813
		19,990
Consumer Discretionary 9.2%
Caesars Entertainment Corporation
5.00%, 10/01/24 (b)	1,950	3,338
Chegg, Inc.
0.13%, 03/15/25 (b) (c)	3,695	3,707
Liberty Media Corporation
1.38%, 10/15/23 (b)	2,750	3,079
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 (a) (b)	4,100	3,932
		14,056
Industrials 5.9%
Dycom Industries, Inc.
0.75%, 09/15/21 (a) (b)	2,360	2,315
Meritor, Inc.
3.25%, 10/15/37 (a) (b)	3,550	3,694
The Greenbrier Companies, Inc.
2.88%, 02/01/24 (a) (b)	3,030	2,909
		8,918
Financials 5.5%
Ares Capital Corporation
4.63%, 03/01/24 (b)	2,360	2,430
MGIC Investment Corporation
9.00%, 04/01/63 (b) (c)	2,250	2,961
The PRA Group, Inc.
3.50%, 06/01/23 (b)	3,200	2,985
		8,376
Energy 2.3%
Golar LNG Limited
2.75%, 02/15/22 (a) (b)	3,835	3,555
Real Estate 1.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
4.13%, 09/01/22 (a) (b)	2,345	2,512
Total Corporate Bonds And Notes (cost $138,478)		145,333
PREFERRED STOCKS 3.1%
Health Care 2.1%
Danaher Corporation, 4.75%, 04/15/22 (b) (e)	3	3,248
Real Estate 1.0%
Crown Castle International Corp. - Series A, 6.88%, 08/01/20 (b)	1	1,556
Total Preferred Stocks (cost $4,362)		4,804
SHORT TERM INVESTMENTS 7.0%
Investment Companies 7.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (f) (g)	10,636	10,636
Total Short Term Investments (cost $10,636)		10,636
Total Investments 105.7% (cost $153,476)		160,773
Total Securities Sold Short (41.4)% (proceeds $58,923)		(62,957)
Other Assets and Liabilities, Net 35.7%		54,226
Total Net Assets 100.0%		152,042

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Convertible security.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

$46,551 and 30.6%, respectively.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Non-income producing security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (41.4%)
COMMON STOCKS (36.3%)
Information Technology (17.0%)
Akamai Technologies, Inc.	(19)	(1,563)
Atlassian Corporation PLC - Class A	(13)	(1,699)
Avaya Holdings Corp.	(17)	(206)
Coupa Software Incorporated	(7)	(836)
Cree Inc.	(25)	(1,424)
CSG Systems International Inc.	(16)	(772)
Cypress Semiconductor Corp.	(65)	(1,446)
DocuSign, Inc.	(20)	(1,009)
Envestnet, Inc.	(10)	(704)
Guidewire Software, Inc.	(14)	(1,369)
LivePerson Inc.	(27)	(757)
Lumentum Holdings Inc.	(18)	(988)
Microchip Technology Inc.	(24)	(2,046)
New Relic, Inc.	(12)	(1,064)
NXP Semiconductors N.V.	(5)	(517)
ON Semiconductor Corp.	(48)	(966)
Palo Alto Networks Inc.	(7)	(1,333)
Pluralsight, Inc. - Class A	(38)	(1,146)
Rapid7 Inc.	(22)	(1,249)
Splunk Inc.	(10)	(1,302)
Square Inc. - Class A	(19)	(1,342)
Viavi Solutions Inc.	(85)	(1,134)
Wix.Com Ltd.	(7)	(952)
		(25,824)
Health Care (8.5%)
Danaher Corp.	(12)	(1,786)
DexCom Inc.	(5)	(809)
Exact Sciences Corporation	(18)	(2,066)
Horizon Therapeutics Public Limited Company	(26)	(638)
Insmed Inc.	(33)	(856)
Insulet Corporation	(19)	(2,328)
Ligand Pharmaceuticals Incorporated	(4)	(457)
Medicines Co.	(30)	(1,090)
Neurocrine Biosciences, Inc.	(8)	(673)
Teladoc Health, Inc.	(19)	(1,288)
Wright Medical Group N.V.	(33)	(984)
		(12,975)
Communication Services (5.2%)
Boingo Wireless, Inc.	(24)	(428)
Charter Communications, Inc. - Class A	(6)	(2,213)
Dish Network Corporation - Class A	(18)	(695)
IAC/InterActiveCorp	(2)	(435)
Live Nation Inc.	(20)	(1,338)
Sirius XM Holdings Inc.	(342)	(1,908)
Twitter, Inc.	(27)	(934)
		(7,951)
Consumer Discretionary (2.3%)
Caesars Entertainment Corp.	(150)	(1,773)
Chegg Inc.	(31)	(1,196)
Marriott Vacations Worldwide Corporation	(6)	(535)
		(3,504)
Real Estate (1.4%)
Crown Castle International Corp.	(7)	(939)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(39)	(1,092)
		(2,031)
Industrials (0.8%)
Dycom Industries Inc.	(3)	(156)
Greenbrier Cos. Inc.	(18)	(538)
Meritor, Inc.	(21)	(509)
		(1,203)
Financials (0.7%)
Ares Capital Corporation	(5)	(90)
	Shares/Par[1]	Value ($)
The PRA Group, Inc.	(36)	(1,013)
		(1,103)
Energy (0.4%)
Golar LNG Limited	(31)	(567)
Total Common Stocks (proceeds $51,561)		(55,158)
INVESTMENT COMPANIES (5.1%)
iShares Russell 2000 ETF	(25)	(3,888)
VanEck Vectors Semiconductor ETF	(35)	(3,911)
Total Investment Companies (proceeds $7,362)		(7,799)
Total Securities Sold Short (41.4%) (proceeds $58,923)		(62,957)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund *
CORPORATE BONDS AND NOTES 85.3%
Financials 39.9%
AerCap Ireland Capital Designated Activity Company
3.50%, 05/26/22	200	204
3.50%, 01/15/25	200	201
4.45%, 04/03/26	600	632
3.65%, 07/21/27	1,900	1,889
AerCap Ireland Limited
4.25%, 07/01/20	500	507
4.50%, 05/15/21	450	464
3.95%, 02/01/22	400	411
Banco Santander, S.A.
3.31%, 06/27/29	600	604
Bank of America Corporation
5.13%, (callable at 100 beginning 06/20/24) (a)	1,600	1,613
3.56%, 04/23/27	500	521
3.82%, 01/20/28 (b)	5,000	5,288
3.42%, 12/20/28	631	650
Barclays Bank PLC
6.50%, (callable at 100 beginning 09/15/19), EUR (a)	200	230
7.63%, 11/21/22	2,400	2,620
Barclays PLC
7.13%, (callable at 100 beginning 06/15/25), GBP (a)	900	1,189
7.75%, (callable at 100 beginning 09/15/23) (a) (c)	1,100	1,127
3.90%, (3M USD LIBOR + 1.38%), 05/16/24 (b)	2,200	2,164
4.34%, 05/16/24 (b) (c)	200	206
BPCE
3.74%, (3M USD LIBOR + 1.22%), 05/22/22 (b) (d)	500	504
2.75%, 01/11/23 (d)	2,500	2,516
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (a)	1,100	1,147
3.77%, (3M USD LIBOR + 1.19%), 08/02/21 (b)	1,000	1,013
2.90%, 12/08/21	100	101
3.12%, (3M USD LIBOR + 0.60%), 05/20/22 (b)	2,500	2,504
3.63%, (3M USD LIBOR + 1.10%), 05/17/24 (b)	200	202
3.54%, (3M USD LIBOR + 1.02%), 06/01/24 (b)	600	604
3.20%, 10/21/26	600	612
4.08%, 04/23/29	1,200	1,287
CNOOC Limited
3.00%, 05/09/23	600	606
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (a)	1,400	1,761
3.75%, 07/21/26	1,000	1,023
Credit Suisse (USA), Inc.
3.00%, 10/29/21	300	304
Credit Suisse Group AG
7.25%, (callable at 100 beginning 09/12/25) (a) (d)	500	538
7.50%, (callable at 100 beginning 07/17/23) (a) (d)	400	427
6.50%, 08/08/23 (d)	200	220
6.50%, 08/08/23	300	330
3.87%, 01/12/29 (d)	700	721
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	900	933
3.75%, 03/26/25	800	834
4.55%, 04/17/26	700	761
DAE Funding LLC
5.75%, 11/15/23 (d)	1,100	1,155
Deutsche Bank Aktiengesellschaft
3.57%, (3M USD LIBOR + 0.97%), 07/13/20 (b)	1,100	1,093
3.15%, 01/22/21	500	497
4.25%, 10/14/21	2,200	2,227
5.00%, 02/14/22	900	928
3.30%, 11/16/22	300	295
3.71%, (3M USD LIBOR + 1.19%), 11/16/22 (b)	500	483
Diamond Finance International Limited
4.42%, 06/15/21 (d)	1,400	1,442
	Shares/Par[1]	Value ($)
5.45%, 06/15/23 (d)	2,125	2,291
Ford Motor Credit Company LLC
3.37%, (3M USD LIBOR + 0.83%), 08/12/19 (b)	400	400
2.68%, 01/09/20	300	300
8.13%, 01/15/20	150	154
5.88%, 08/02/21	300	316
5.60%, 01/07/22	1,700	1,800
3.66%, (3M USD LIBOR + 1.08%), 08/03/22 (b)	1,400	1,369
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	800	791
HSBC Holdings PLC
5.88%, (callable at 100 beginning 09/28/26), GBP (a)	700	932
6.00%, (callable at 100 beginning 09/29/23), EUR (a)	1,100	1,441
6.50%, (callable at 100 beginning 03/23/28) (a) (c)	400	419
3.60%, 05/25/23	800	832
4.30%, 03/08/26	725	776
3.90%, 05/25/26	600	628
3.82%, (3M USD LIBOR + 1.38%), 09/12/26 (b) (c)	500	501
3.00%, 07/22/28, GBP (c)	700	927
3.97%, 05/22/30	1,600	1,669
JPMorgan Chase & Co.
6.05%, (callable at 100 beginning 10/30/19) (a)	788	788
3.22%, 03/01/25	1,380	1,418
3.90%, 07/15/25	200	213
3.30%, 04/01/26	1,700	1,760
3.78%, 02/01/28 (b)	7,000	7,408
Lloyds Bank PLC
12.00%, (callable at 100 beginning 12/16/24) (a) (d)	100	123
3.30%, 05/07/21 (c)	300	304
Lloyds Banking Group PLC
7.63%, (callable at 100 beginning 06/27/23), GBP (a) (c)	1,000	1,379
3.19%, (3M USD LIBOR + 0.80%), 06/21/21 (b)	400	400
4.05%, 08/16/23 (c)	1,600	1,668
Mitsubishi UFJ Financial Group Inc
3.45%, (3M USD LIBOR + 0.86%), 07/26/23 (b)	300	301
Mitsubishi UFJ Trust & Banking Corp
2.45%, 10/16/19 (d)	3,600	3,599
Morgan Stanley
3.13%, 01/23/23	3,400	3,475
4.00%, 07/23/25	1,000	1,069
3.88%, 01/27/26	300	319
3.63%, 01/20/27	3,700	3,871
MUFG Americas Holdings Corporation
3.00%, 02/10/25	800	809
Nationwide Building Society
10.25%, GBP (a)	535	1,025
2.35%, 01/21/20 (d)	2,150	2,152
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (a) (c)	700	717
Santander Holdings USA, Inc.
4.45%, 12/03/21	1,000	1,040
3.70%, 03/28/22	1,200	1,227
3.40%, 01/18/23	1,100	1,115
3.50%, 06/07/24	600	609
4.40%, 07/13/27	100	104
Santander UK Group Holdings PLC
7.38%, (callable at 100 beginning 06/24/22), GBP (a)	295	398
4.75%, 09/15/25 (d)	600	624
Santander UK PLC
3.40%, 06/01/21 (c)	500	508
3.75%, 11/15/21 (c)	2,100	2,159
5.00%, 11/07/23 (d)	300	317
2.88%, 06/18/24	800	804
SB Capital S.A.
6.13%, 02/07/22	1,500	1,592

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
SMBC Aviation Capital Finance Designated Activity Company
2.65%, 07/15/21 (d)	600	599
3.00%, 07/15/22 (d)	800	805
Sumitomo Mitsui Financial Group, Inc.
4.13%, (3M USD LIBOR + 1.68%), 03/09/21 (b)	1,200	1,224
3.73%, (3M USD LIBOR + 1.14%), 10/19/21 (b)	1,300	1,317
3.38%, (3M USD LIBOR + 0.78%), 07/12/22 (b)	500	502
Synchrony Financial
2.70%, 02/03/20	100	100
3.81%, (3M USD LIBOR + 1.23%), 02/03/20 (b)	200	201
4.25%, 08/15/24	100	104
Syngenta Finance N.V.
3.93%, 04/23/21 (d)	300	305
4.44%, 04/24/23 (d)	200	208
4.89%, 04/24/25 (d)	200	208
5.18%, 04/24/28 (d)	400	417
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	500	528
3.27%, (3M USD LIBOR + 0.75%), 02/23/23 (b)	600	598
3.50%, 01/23/25	600	618
3.75%, 02/25/26	1,000	1,044
4.22%, 05/01/29	2,400	2,571
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (a) (c)	600	644
2.00%, 03/08/23, EUR	200	235
3.90%, (3M USD LIBOR + 1.55%), 06/25/24 (b)	1,300	1,297
4.27%, 03/22/25 (c)	700	724
1.75%, 03/02/26, EUR	600	698
5.08%, 01/27/30 (b) (c)	200	217
UBS AG
2.45%, 12/01/20 (d)	200	200
7.63%, 08/17/22	2,403	2,696
Wells Fargo & Company
2.63%, 07/22/22	300	302
3.69%, (3M USD LIBOR + 1.11%), 01/24/23 (b)	1,500	1,517
3.81%, (3M USD LIBOR + 1.23%), 10/31/23 (b)	1,400	1,426
3.30%, 09/09/24	950	982
3.55%, 09/29/25	900	940
3.58%, 05/22/28 (b)	4,800	5,016
Wells Fargo Bank, National Association
2.90%, 05/27/22	350	353
3.14%, (3M USD LIBOR + 0.62%), 05/27/22 (b)	250	250
3.55%, 08/14/23	1,000	1,044
Woodside Finance Limited
4.60%, 05/10/21 (d)	600	617
3.65%, 03/05/25 (d)	600	614
4.50%, 03/04/29 (d)	2,000	2,114
Other Securities		78,380
		218,044
Energy 8.0%
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	748
Cnooc Curtis Funding No.1 Pty Ltd
4.50%, 10/03/23	1,100	1,175
Energy Transfer LP
4.20%, 04/15/27	100	104
4.90%, 03/15/35	554	559
7.50%, 07/01/38	200	256
6.05%, 06/01/41	1,300	1,455
6.50%, 02/01/42	100	118
Enterprise Products Operating LLC
3.90%, 02/15/24	100	106
3.75%, 02/15/25	400	423
3.13%, 07/31/29	2,000	2,009
4.88%, 08/16/77 (b)	500	470
Gaz Capital S.A.
6.00%, 01/23/21 (d)	200	210
6.51%, 03/07/22	500	540
3.13%, 11/17/23, EUR (d)	400	491
2.95%, 01/24/24, EUR	1,600	1,947
2.25%, 11/22/24, EUR	200	237
4.95%, 03/23/27	600	633
	Shares/Par[1]	Value ($)
GPN Capital S.A.
4.38%, 09/19/22	300	305
Oneok Partners, L.P.
4.90%, 03/15/25	1,000	1,088
6.85%, 10/15/37	200	248
ONEOK, Inc.
4.00%, 07/13/27	300	312
4.35%, 03/15/29	2,500	2,666
Regency Energy Partners LP
5.75%, 09/01/20	200	206
5.88%, 03/01/22	1,000	1,072
5.00%, 10/01/22	100	106
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (e)	100	104
6.25%, 03/15/22	300	326
5.63%, 04/15/23	800	870
5.75%, 05/15/24	1,510	1,677
5.88%, 06/30/26	1,200	1,368
Sinopec Group Overseas Development (2016) Limited
1.75%, 09/29/19 (d)	500	499
Other Securities		21,180
		43,508
Real Estate 6.8%
American Tower Corporation
3.45%, 09/15/21	200	204
2.25%, 01/15/22	100	99
3.50%, 01/31/23	750	774
2.95%, 01/15/25	1,700	1,713
4.00%, 06/01/25	1,000	1,059
3.13%, 01/15/27	400	398
Crown Castle International Corp.
3.40%, 02/15/21	500	507
4.88%, 04/15/22	300	319
5.25%, 01/15/23	400	435
4.30%, 02/15/29	1,800	1,945
Weyerhaeuser Company
4.63%, 09/15/23	500	537
8.50%, 01/15/25	500	636
7.38%, 03/15/32	1,600	2,237
Other Securities		26,431
		37,294
Communication Services 6.8%
AT&T Inc.
3.27%, (3M USD LIBOR + 0.75%), 06/01/21 (b)	2,100	2,110
3.95%, 01/15/25	100	106
4.10%, 02/15/28	320	339
4.80%, 06/15/44	200	211
4.35%, 06/15/45	100	100
5.15%, 11/15/46	2,200	2,431
5.45%, 03/01/47	1,400	1,607
4.50%, 03/09/48	600	615
4.55%, 03/09/49	700	717
CC Holdings GS V LLC
3.85%, 04/15/23	200	209
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,595
3.75%, 02/15/28	300	303
5.38%, 05/01/47	400	421
5.75%, 04/01/48	300	332
Comcast Corporation
3.15%, 03/01/26	200	207
2.35%, 01/15/27	200	195
3.30%, 02/01/27	400	416
4.15%, 10/15/28	1,700	1,873
3.90%, 03/01/38	300	316
4.50%, 01/15/43	500	560
4.60%, 08/15/45	400	454
3.40%, 07/15/46	1,200	1,145
4.00%, 11/01/49	300	316
Crown Communication Inc.
4.24%, 07/15/28 (d)	100	108
Verizon Communications Inc.
3.62%, (3M USD LIBOR + 1.10%), 05/15/25 (b)	2,200	2,228

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
4.13%, 03/16/27	300	326
4.33%, 09/21/28	1,600	1,769
4.27%, 01/15/36	700	756
5.25%, 03/16/37	100	120
Other Securities		15,258
		37,143
Industrials 6.2%
BOC Aviation Limited
2.75%, 09/18/22 (d)	400	399
3.50%, 10/10/24 (d)	900	916
3.50%, 09/18/27 (d)	500	498
DP World Crescent Limited
4.85%, 09/26/28 (d)	1,500	1,599
General Electric Capital Corporation
5.55%, 01/05/26	1,800	2,006
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (a)	2,300	2,208
0.38%, 05/17/22, EUR	700	800
International Lease Finance Corporation
8.25%, 12/15/20	600	647
8.63%, 01/15/22	200	228
Spirit AeroSystems, Inc.
4.60%, 06/15/28	3,300	3,478
Other Securities		21,329
		34,108
Health Care 4.6%
Amgen Inc.
2.25%, 08/19/23	800	795
2.60%, 08/19/26	700	690
3.20%, 11/02/27	1,900	1,946
HCA Inc.
5.88%, 03/15/22	700	765
5.25%, 06/15/26	300	332
4.13%, 06/15/29	1,200	1,233
5.50%, 06/15/47	900	966
Mylan N.V.
3.95%, 06/15/26	3,000	2,895
Other Securities		15,331
		24,953
Information Technology 3.6%
Broadcom Corporation
3.00%, 01/15/22	1,400	1,405
3.63%, 01/15/24	1,500	1,514
Fiserv, Inc.
3.20%, 07/01/26	3,000	3,067
Other Securities		13,765
		19,751
Utilities 3.2%
NextEra Energy Capital Holdings, Inc.
3.15%, 04/01/24	700	719
3.25%, 04/01/26	800	827
3.50%, 04/01/29	500	519
5.65%, 05/01/79	800	824
Other Securities		14,353
		17,242
Consumer Discretionary 3.1%
Sands China Ltd.
5.13%, 08/08/25 (f)	600	648
Other Securities		16,331
		16,979
Consumer Staples 2.1%
Kraft Heinz Foods Company
3.50%, 07/15/22	200	205
3.37%, (3M USD LIBOR + 0.82%), 08/10/22 (b)	1,400	1,394
4.88%, 02/15/25 (d)	1,300	1,341
3.95%, 07/15/25	100	104
Other Securities		8,672
		11,716
Materials 1.0%
Other Securities		5,559
Total Corporate Bonds And Notes (cost $452,950)		466,297
	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 27.5%
U.S. Treasury Securities 12.7%
Treasury, United States Department of
Principal Only, 0.00%, 08/15/44 (g)	25	13
Principal Only, 0.00%, 05/15/45 (g)	25	13
U.S. Treasury Bond
3.50%, 02/15/39	914	1,085
2.50%, 02/15/46 (h)	8,175	8,121
2.50%, 05/15/46 (h)	5,657	5,618
2.88%, 11/15/46	182	195
2.75%, 11/15/47	8	8
3.00%, 02/15/48	411	450
3.13%, 05/15/48 (h)	2,956	3,312
3.00%, 02/15/49 (h)	16,218	17,787
U.S. Treasury Note
1.88%, 07/31/22 (i)	1,431	1,437
2.00%, 11/30/22 (i)	820	827
1.75%, 01/31/23 (i)	2,116	2,117
2.00%, 05/31/24 (h)	6,980	7,060
2.13%, 05/15/25 (i)	2,940	2,988
2.25%, 08/15/27 (h)	8,600	8,802
2.88%, 08/15/28 (h)	2,776	2,982
2.38%, 05/15/29	6,189	6,392
		69,207
Mortgage-Backed Securities 12.3%
Federal National Mortgage Association, Inc.
3.00%, 07/01/43	510	519
3.00%, 08/01/43	13	13
TBA, 3.50%, 08/15/48 (h)	14,800	15,126
TBA, 4.00%, 08/15/48 (h)	12,900	13,332
TBA, 4.50%, 08/15/48 (h)	10,000	10,450
TBA, 3.00%, 09/15/48 (h)	2,400	2,416
TBA, 3.50%, 09/15/48 (h)	25,000	25,540
		67,396
Sovereign 1.7%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (d)	9,100	3,436
Other Securities		5,922
		9,358
Treasury Inflation Indexed Securities 0.8%
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (i) (j)	2,751	2,769
0.50%, 01/15/28 (j)	704	716
Other Securities		675
		4,160
Municipal 0.0%
Other Securities		84
Total Government And Agency Obligations (cost $148,214)		150,205
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.3%
Bear Stearns ALT-A Trust
Series 2005-2A3-2, REMIC, 4.28%, 04/25/35 (b)	714	686
Citigtoup Mortgage Loan Trust
Series 2007-A2B-AHL1, REMIC, 2.54%, (1M USD LIBOR + 0.14%), 12/25/36 (b)	94	92
Series 2007-3A3A-10, REMIC, 4.42%, 09/25/37 (b)	9	7
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.83%, 04/25/22 (d)	297	299
GS Mortgage Securities Corp Trust
Series 2005-1A1-15, REMIC, 2.66%, (1M USD LIBOR + 0.26%), 01/25/36 (b) (e)	937	869
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25 (d)	300	310
J.P. Morgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 2.67%, (1M USD LIBOR + 0.27%), 07/25/36 (b)	300	286
Series 2006-AF3-CW2, REMIC, 5.78%, 08/25/36 (e)	1,431	1,092
Other Securities		19,859

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Industrials 0.0%
Other Securities		173
Total Non-U.S. Government Agency Asset-Backed Securities (cost $23,349)		23,673
SENIOR LOAN INTERESTS 3.3%
Consumer Discretionary 1.6%
Charter Communications Operating, LLC
2017 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 04/30/25 (b)	1,077	1,076
Las Vegas Sands LLC
2018 Term Loan B, 4.15%, (3M LIBOR + 1.75%), 03/27/25 (b)	5,573	5,527
Other Securities		2,154
		8,757
Financials 0.8%
Other Securities		4,292
Information Technology 0.3%
Other Securities		1,499
Industrials 0.2%
Other Securities		1,340
Health Care 0.2%
HCA Inc.
2018 Term Loan B10, 4.44%, (3M LIBOR + 2.00%), 03/07/25 (b)	296	296
Other Securities		541
		837
Communication Services 0.1%
Other Securities		495
Materials 0.1%
Other Securities		481
Energy 0.0%
Other Securities		68
Total Senior Loan Interests (cost $17,955)		17,769
PREFERRED STOCKS 0.1%
Financials 0.1%
Other Securities		314
Real Estate 0.0%
Other Securities		43
Total Preferred Stocks (cost $338)		357
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (k) (l)	4,090	4,090
Total Short Term Investments (cost $4,090)		4,090
Total Investments 121.2% (cost $646,896)		662,391
Other Derivative Instruments 0.1%		322
Other Assets and Liabilities, Net (21.3)%		(116,030)
Total Net Assets 100.0%		546,683

(a) Perpetual security. Next contractual call date presented, if applicable.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Convertible security.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $127,017 and 23.2%, respectively.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $115,008.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Summary of Investments by Country^	Total Long Term Investments
United States of America	73.1%
United Kingdom	6.1
Switzerland	1.9
China	1.9
Japan	1.6
Germany	1.5
Ireland	1.5
Netherlands	1.3
Australia	1.1
Canada	1.0
Russian Federation	1.0
Italy	0.8
Brazil	0.8
France	0.8
Peru	0.5
Spain	0.5
Mexico	0.5
Macau	0.5
Bermuda	0.5
Hong Kong	0.5
United Arab Emirates	0.4
Singapore	0.3
Saudi Arabia	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Summary of Investments by Country^	Total Long Term Investments
Qatar	0.3
India	0.2
Kuwait	0.2
Argentina	0.2
Luxembourg	0.2
Denmark	0.1
South Africa	0.1
Norway	0.1
Cayman Islands	0.1
Panama	0.1
Indonesia	—
Finland	—
Israel	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Emerald Bay SA, 0.00%, 10/19/20	11/06/17	111	110	—
Pacific Gas And Electric Company, 0.00%, 08/01/28	08/03/18	199	204	0.1
		310	314	0.1

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	339	September 2019		42,291	10	1,091
United States 5 Year Note	198	October 2019		23,002	—	393
United States Ultra Bond	24	September 2019		4,100	(4)	162
					6	1,646
Short Contracts
Euro Bund	(10)	September 2019	EUR	(1,710)	(3)	(20)
United States 2 Year Note	(40)	October 2019		(8,606)	2	(1)
					(1)	(21)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	5.61	(M)	07/07/21	MXN	14,100	3	(22)
28-Day MEXIBOR (M)	Paying	5.84	(M)	09/14/21	MXN	1,600	—	(2)
28-Day MEXIBOR (M)	Paying	5.81	(M)	09/29/21	MXN	1,300	—	(5)
28-Day MEXIBOR (M)	Paying	5.75	(M)	09/30/21	MXN	1,600	—	(6)
28-Day MEXIBOR (M)	Paying	5.63	(M)	10/11/21	MXN	12,900	3	(18)
28-Day MEXIBOR (M)	Paying	7.68	(M)	12/29/22	MXN	52,400	17	42
28-Day MEXIBOR (M)	Paying	8.04	(M)	02/29/24	MXN	18,500	7	30
28-Day MEXIBOR (M)	Paying	7.85	(M)	04/17/24	MXN	92,800	36	117
28-Day MEXIBOR (M)	Paying	7.91	(M)	04/18/24	MXN	8,600	3	12
3M LIBOR (Q)	Receiving	2.50	(S)	06/20/48		500	3	(69)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.00	(S)	09/20/24	JPY	127,500	—	(64)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	(1)	(36)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	570,000	(8)	(214)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.42	(S)	03/25/29	JPY	60,000	—	(22)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.25	(S)	06/17/35	JPY	20,000	1	(14)
6M British Bankers' Association Yen LIBOR (S)	Receiving	1.50	(S)	12/21/45	JPY	50,000	2	8
6M BUBOR (S)	Paying	1.00	(A)	09/19/23	HUF	297,000	(1)	6
6M BUBOR (S)	Paying	1.25	(A)	09/19/23	HUF	906,900	(2)	18
6M EURIBOR (S)	Receiving	0.75	(A)	09/18/29	EUR	3,500	(12)	(187)
6M EURIBOR (S)	Receiving	0.50	(A)	12/18/29	EUR	2,600	(9)	(27)
6M EURIBOR (S)	Receiving	1.25	(A)	09/18/49	EUR	500	(2)	(78)
6M GBP LIBOR (S)	Receiving	1.50	(S)	09/18/29	GBP	7,900	7	(379)
6M GBP LIBOR (S)	Receiving	1.50	(S)	09/18/49	GBP	1,700	7	(175)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M GBP LIBOR (S)	Paying	1.25	(S)	09/18/24	GBP	300	—	6
							54	(1,079)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Darden Restaurants, Inc. (Q)	1.00	06/20/20	200	(2)	—	2

Credit default swap agreements - sell protection[4]
Anadarko Petroleum Corporation (Q)	1.00	06/20/21	(100)	2	—	5
Anadarko Petroleum Corporation (Q)	1.00	12/20/21	(400)	8	—	27
Anadarko Petroleum Corporation (Q)	1.00	06/20/22	(700)	16	—	29
Berkshire Hathaway Inc. (Q)	1.00	12/20/20	(200)	3	—	6
Berkshire Hathaway Inc. (Q)	1.00	06/20/21	(500)	8	—	2
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(5,600)	136	(2)	11
Berkshire Hathaway Inc. (Q)	1.00	12/20/22	(900)	22	—	6
Canadian Natural Resources Limited (Q)	1.00	06/20/22	(200)	4	—	7
CDX.EM.31 (Q)	1.00	06/20/24	(4,400)	(139)	1	37
CDX.NA.IG.27 (Q)	1.00	12/20/21	(800)	14	—	2
CDX.NA.IG.31 (Q)	1.00	12/20/23	(700)	16	—	5
CDX.NA.IG.32 (Q)	1.00	06/20/24	(81,700)	1,747	39	421
D.R. Horton, Inc. (Q)	1.00	03/20/21	(100)	1	—	1
Daimler AG (Q)	1.00	12/20/20	(400)	6	—	—
Enbridge Inc. (Q)	1.00	12/20/21	(100)	2	—	6
Enbridge Inc. (Q)	1.00	06/20/22	(50)	1	—	1
Ford Motor Company (Q)	5.00	12/20/21	(100)	10	—	(5)
Ford Motor Company (Q)	5.00	06/20/23	(1,000)	131	1	(22)
Ford Motor Credit Company LLC (Q)	5.00	12/20/22	(800)	94	—	(54)
General Electric Company (Q)	1.00	06/20/24	(100)	—	—	1
Goldman Sachs Group Inc. (Q)	1.00	12/20/20	(800)	8	—	(4)
Goldman Sachs Group Inc. (Q)	1.00	06/20/21	(1,700)	23	—	(2)
Goldman Sachs Group Inc. (Q)	1.00	12/20/21	(1,400)	22	—	5
Host Hotels & Resorts, L.P. (Q)	1.00	12/20/20	(300)	4	—	1
ITRAXX.EUR.SR.26 (Q)	1.00	12/20/21	(1,400)	32	1	30
MetLife, Inc. (Q)	1.00	06/20/22	(800)	17	—	7
MetLife, Inc. (Q)	1.00	12/20/22	(1,100)	24	—	2
Morgan Stanley (Q)	1.00	12/20/20	(300)	3	—	(1)
Prudential Financial (Q)	1.00	06/20/21	(100)	2	—	1
Ryder System, Inc. (Q)	1.00	06/20/22	(500)	8	—	(2)
Simon Property Group, L.P. (Q)	1.00	06/20/22	(400)	9	—	8
Sprint Communications, Inc. (Q)	5.00	09/20/20	(100)	5	—	1
The Sherwin-Williams Company (Q)	1.00	12/20/22	(1,000)	17	—	2
Viacom Inc. (Q)	1.00	06/20/21	(300)	5	—	1
Vodafone Group Public Limited Company (Q)	1.00	06/20/23	(400)	10	—	7
Vodafone Group Public Limited Company (Q)	1.00	06/20/24	(800)	19	1	10
				2,290	41	552

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Interest Rate Swaptions[10]
3M LIBOR, 09/20/49	DUB	Put	3.26	09/18/19	900,000	—
3M LIBOR, 12/18/49	GSC	Put	3.63	12/16/19	600,000	—
						—

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[10]
CDX.NA.IG.31, 12/20/23	GSC	Put	2.40	09/18/19	900,000	—
CDX.NA.IG.32, 06/20/24	CGM	Put	0.85	08/21/19	1,900,000	—
CDX.NA.IG.32, 06/20/24	GSC	Put	2.90	06/17/20	2,600,000	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
ITRAXX.EUR.30, 12/20/23	GSC	Put	2.40	09/18/19	EUR	900,000	—
ITRAXX.EUR.31.V2, 06/20/24	BNP	Put	1.00	08/21/19	EUR	1,600,000	—
ITRAXX.EUR.31.V2, 06/20/24	GSC	Put	3.00	06/17/20	EUR	2,800,000	(1)
ITRAXX.EUR.31.V2, 06/20/24	JPM	Put	1.00	09/18/19	EUR	800,000	—
							(2)
Interest Rate Swaptions[10]
3M LIBOR, 07/16/29	GSC	Call	1.99	07/12/19		1,000,000	(7)
3M LIBOR, 09/20/24	DUB	Put	2.94	09/18/19		3,900,000	—
3M LIBOR, 07/16/29	GSC	Put	2.23	07/12/19		1,000,000	—
3M LIBOR, 12/18/24	GSC	Put	3.75	12/16/19		2,800,000	—
							(7)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	BNP	07/19/19	ARS	8,267	190	23
BRL/USD	BNP	08/02/19	BRL	10,454	2,715	5
COP/USD	CIT	07/24/19	COP	3,451,700	1,072	52
COP/USD	CIT	10/15/19	COP	3,451,700	1,067	(11)
EUR/USD	CIT	07/02/19	EUR	17,727	20,164	17
GBP/USD	BNP	07/02/19	GBP	6,206	7,881	10
HUF/USD	GSC	07/15/19	HUF	43,198	152	—
IDR/USD	SCB	09/18/19	IDR	22,307,786	1,565	42
JPY/USD	UBS	07/02/19	JPY	53,300	494	(1)
JPY/USD	CIT	08/02/19	JPY	627,800	5,837	(4)
MXN/USD	BNP	08/14/19	MXN	14,140	732	8
MXN/USD	CIT	08/14/19	MXN	2,111	109	3
MXN/USD	BCL	10/09/19	MXN	23,388	1,198	4
MXN/USD	BCL	10/16/19	MXN	2,111	108	—
PLN/USD	JPM	07/15/19	PLN	5,090	1,364	3
RUB/USD	GSC	07/15/19	RUB	70,733	1,116	51
RUB/USD	BNP	08/15/19	RUB	69,720	1,095	28
RUB/USD	GSC	08/30/19	RUB	6,752	106	3
USD/ARS	BNP	08/08/19	ARS	(14,662)	(326)	3
USD/COP	CIT	07/24/19	COP	(3,451,700)	(1,072)	12
USD/EUR	BNP	07/02/19	EUR	(125)	(142)	(2)
USD/EUR	GSC	07/02/19	EUR	(16,568)	(18,845)	(353)
USD/EUR	JPM	07/02/19	EUR	(1,034)	(1,176)	(7)
USD/EUR	CIT	08/02/19	EUR	(17,727)	(20,217)	(19)
USD/GBP	BNP	07/02/19	GBP	(970)	(1,232)	5
USD/GBP	CIT	07/02/19	GBP	(1,454)	(1,846)	(5)
USD/GBP	SCB	07/02/19	GBP	(3,782)	(4,803)	(16)
USD/GBP	BNP	08/02/19	GBP	(6,206)	(7,894)	(10)
USD/HUF	JPM	07/11/19	HUF	(40,209)	(142)	4
USD/JPY	CIT	07/02/19	JPY	(38,500)	(357)	(4)
USD/JPY	CIT	07/02/19	JPY	(14,800)	(137)	—
USD/JPY	UBS	08/02/19	JPY	(53,300)	(496)	1
USD/MXN	CIT	08/14/19	MXN	(10,784)	(558)	(9)
USD/MXN	CIT	10/16/19	MXN	(2,111)	(108)	(3)
USD/PEN	BNP	08/01/19	PEN	(11,181)	(3,391)	(40)
ZAR/USD	DUB	07/08/19	ZAR	9,958	706	7
ZAR/USD	JPM	07/08/19	ZAR	9,047	641	20
					(14,430)	(183)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
BHP Billiton Finance (USA) Limited (Q)	BNP	0.15	1.00	06/20/21	(200)	4	(6)	10
CDX.NA.HY.25.V7 (Q)	BOA	N/A	5.00	12/20/20	(100)	7	1	6
CDX.NA.HY.27.V5 (Q)	BOA	N/A	5.00	12/20/21	(300)	36	46	(10)
CDX.NA.HY.27.V5 (Q)	CGM	N/A	5.00	12/20/21	(600)	70	52	18
CDX.NA.HY.27.V5 (Q)	JPM	N/A	5.00	12/20/21	(200)	23	17	6
CDX.NA.HY.29.V3 (Q)	GSC	N/A	5.00	12/20/22	(100)	15	14	1
CDX.NA.HY.29.V3 (Q)	JPM	N/A	5.00	12/20/22	(200)	30	32	(2)
CDX.NA.HY.31.V4 (Q)	BNP	N/A	5.00	12/20/23	(100)	16	12	4
CDX.NA.HY.31.V4 (Q)	CGM	N/A	5.00	12/20/23	(200)	32	21	11
CDX.NA.HY.31.V4 (Q)	GSC	N/A	5.00	12/20/23	(500)	79	59	20
CDX.NA.HY.31.V4 (Q)	JPM	N/A	5.00	12/20/23	(400)	63	45	18
CDX.NA.HY.31.V4 (Q)	MSC	N/A	5.00	12/20/23	(100)	16	12	4
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	MSC	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.10 (M)	UBS	N/A	0.50	11/17/59	(100)	1	(3)	4
CMBX.NA.AAA.8 (M)	CSI	N/A	0.50	10/17/57	(300)	4	(15)	19
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(4,000)	41	(161)	202
CMBX.NA.AAA.9 (M)	MSC	N/A	0.50	09/17/58	(500)	5	(19)	24
Gazprom OAO (Q)	BOA	0.55	1.00	06/20/20	(100)	1	(16)	17
Gazprom OAO (Q)	JPM	0.55	1.00	06/20/20	(50)	—	(8)	8
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BCL	0.84	1.00	06/20/23	(800)	4	(8)	12
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.97	1.00	12/20/23	(400)	—	(8)	8
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	1.08	1.00	06/20/24	(200)	(1)	(3)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	1.08	1.00	06/20/24	(1,000)	(5)	(18)	13
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.84	1.00	06/20/23	(1,300)	7	(12)	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	1.08	1.00	06/20/24	(100)	(1)	(2)	1
MCDX.CDSI.24 (Q)	MSC	N/A	1.00	06/20/25	(150)	5	(5)	10
Mexico (United Mexican States) (Q)	BCL	0.63	1.00	06/20/22	(2,600)	27	(37)	64
Pemex Project Funding Master Trust (Q)	BCL	2.81	1.00	06/20/22	(400)	(22)	(17)	(5)
Pemex Project Funding Master Trust (Q)	BCL	2.06	1.00	09/20/20	(900)	(12)	(46)	34
Pemex Project Funding Master Trust (Q)	BNP	2.81	1.00	06/20/22	(1,700)	(91)	(103)	12
Pemex Project Funding Master Trust (Q)	DUB	2.81	1.00	06/20/22	(700)	(37)	(28)	(9)
Pemex Project Funding Master Trust (Q)	DUB	2.69	1.00	12/20/21	(200)	(8)	(18)	10
Pemex Project Funding Master Trust (Q)	GSC	2.06	1.00	09/20/20	(250)	(4)	(13)	9
Petrobras International Finance Co (Q)	BNP	0.21	1.00	12/20/19	(400)	1	(45)	46
Petrobras International Finance Co (Q)	BNP	0.17	1.00	09/20/19	(400)	1	(21)	22
Presidência Da República Federativa Do Brasil (Q)	CGM	1.47	1.00	06/20/24	(700)	(16)	(23)	7
Presidência Da República Federativa Do Brasil (Q)	CSI	0.66	1.00	09/20/20	(200)	1	(14)	15
Presidência Da República Federativa Do Brasil (Q)	DUB	0.96	1.00	06/20/22	(200)	—	(13)	13
Presidência Da República Federativa Do Brasil (Q)	GSC	1.47	1.00	06/20/24	(600)	(13)	(19)	6
Presidencia de la República de Colombia (Q)	DUB	0.34	1.00	06/20/21	(650)	8	(19)	27
Presidencia de la República de Colombia (Q)	UBS	0.34	1.00	06/20/21	(650)	8	(19)	27
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.53	1.00	06/20/20	(1,200)	5	(2)	7
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	0.53	1.00	06/20/20	(400)	2	(1)	3
Segretariato Generale Della Presidenza Della Repubblica (Q)	GSC	0.53	1.00	06/20/20	(300)	2	—	2
South Africa, Parliament of (Q)	CGM	0.82	1.00	06/20/21	(600)	2	(50)	52
The Central People's Government of the People's Republic of China (Q)	BCL	0.14	1.00	06/20/21	(900)	15	(10)	25
The Central People's Government of the People's Republic of China (Q)	BNP	0.14	1.00	06/20/21	(600)	10	(7)	17
The Central People's Government of the People's Republic of China (Q)	CGM	0.11	1.00	09/20/20	(100)	1	—	1
The Central People's Government of the People's Republic of China (Q)	GSC	0.14	1.00	06/20/21	(100)	1	(1)	2
The Central People's Government of the People's Republic of China (Q)	JPM	0.14	1.00	06/20/21	(100)	1	(1)	2
The Central People's Government of the People's Republic of China (Q)	MSC	0.14	1.00	06/20/21	(300)	5	(2)	7
The Central People's Government of the People's Republic of China (Q)	UBS	0.14	1.00	06/20/21	(200)	3	(2)	5
The Republic of Indonesia, The Government of (Q)	GSC	0.69	1.00	06/20/23	(300)	4	(4)	8
					(27,850)	348	(494)	842

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	MSC	12/20/19	2,100	—	66

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund *
COMMON STOCKS 59.5%
Information Technology 14.6%
Fiserv Inc. (a) (b)	1,548	141,153
Global Payments Inc.	234	37,534
Maxim Integrated Products, Inc.	1,089	65,120
Microsoft Corp. (b)	1,220	163,471
TE Connectivity Ltd.	913	87,422
Texas Instruments Incorporated (b)	951	109,100
Visa Inc. - Class A (b)	691	119,853
		723,653
Health Care 13.9%
Alcon AG (a)	1,021	63,231
Anthem, Inc. (b)	117	32,893
Avantor, Inc. (a)	688	13,131
Becton, Dickinson and Company	461	116,249
Danaher Corp. (b)	1,048	149,778
PerkinElmer Inc.	1,579	152,075
Thermo Fisher Scientific Inc.	369	108,493
UnitedHealth Group Incorporated (b)	232	56,498
		692,348
Industrials 8.7%
Fortive Corporation	1,290	105,199
General Electric Co.	11,269	118,325
Republic Services Inc.	352	30,467
Roper Industries Inc.	260	95,266
Waste Connections, Inc. (c)	686	65,566
Other Securities		15,075
		429,898
Financials 6.8%
Intercontinental Exchange, Inc.	627	53,889
Marsh & McLennan Cos. Inc.	1,255	125,181
PNC Financial Services Group Inc.	489	67,153
S&P Global Inc. (b)	406	92,576
		338,799
Utilities 5.7%
American Electric Power Company, Inc. (b)	699	61,563
American Water Works Company, Inc.	291	33,743
Eversource Energy	615	46,616
NextEra Energy, Inc. (b)	150	30,703
NiSource Inc.	1,681	48,412
Xcel Energy Inc.	1,010	60,103
		281,140
Consumer Discretionary 5.0%
Amazon.com, Inc. (a) (b)	55	104,135
Aptiv PLC (c)	545	44,063
Hilton Worldwide Holdings Inc. (b)	325	31,751
McDonald's Corp. (b)	141	29,298
Yum! Brands Inc. (b)	347	38,391
		247,638
Communication Services 3.5%
Alphabet Inc. - Class A (a) (b)	8	8,257
Alphabet Inc. - Class C (a) (b)	91	98,302
Facebook, Inc. - Class A (a) (b)	336	64,925
		171,484
Real Estate 0.4%
Other Securities		21,842
Consumer Staples 0.4%
Other Securities		19,704
Energy 0.3%
Other Securities		17,272
Materials 0.2%
Other Securities		9,500
Total Common Stocks (cost $2,479,075)		2,953,278
CORPORATE BONDS AND NOTES 17.4%
Communication Services 5.7%
CCO Holdings, LLC
5.25%, 03/15/21	875	878
4.00%, 03/01/23 (d)	3,972	3,994
	Shares/Par[1]	Value ($)
5.75%, 01/15/24	7,170	7,333
5.13%, 05/01/27 (d)	19,616	20,316
5.00%, 02/01/28 (d)	25,039	25,558
Charter Communications Operating, LLC
3.58%, 07/23/20	2,525	2,547
Netflix, Inc.
5.38%, 02/01/21	2,870	2,977
5.88%, 02/15/25	8,825	9,724
4.38%, 11/15/26 (e)	19,735	20,203
4.88%, 04/15/28 (e)	33,597	34,717
5.88%, 11/15/28	32,415	35,917
6.38%, 05/15/29 (d) (e)	20,815	23,640
Other Securities		96,445
		284,249
Health Care 2.7%
Avantor, Inc.
6.00%, 10/01/24 (d)	6,765	7,202
9.00%, 10/01/25 (d)	31,537	35,134
Becton, Dickinson and Company
2.68%, 12/15/19	2,524	2,525
2.89%, 06/06/22	9,005	9,124
3.50%, (3M USD LIBOR + 1.03%), 06/06/22 (f)	2,765	2,785
3.36%, 06/06/24	6,350	6,550
HCA Healthcare, Inc.
6.25%, 02/15/21	1,725	1,806
HCA Inc.
4.25%, 10/15/19	2,985	2,997
6.50%, 02/15/20	22,021	22,534
Other Securities		42,267
		132,924
Consumer Discretionary 2.4%
Amazon.com, Inc.
2.60%, 12/05/19	3,865	3,870
Aptiv PLC
4.35%, 03/15/29	825	868
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	3,095	3,144
KFC Holding Co.
5.00%, 06/01/24 (d)	6,235	6,438
5.25%, 06/01/26 (d)	5,150	5,405
4.75%, 06/01/27 (d)	18,350	18,844
Netflix, Inc.
5.50%, 02/15/22	2,080	2,189
Yum! Brands, Inc.
5.30%, 09/15/19	1,910	1,917
3.88%, 11/01/20	5,185	5,215
3.75%, 11/01/21	10,046	10,203
3.88%, 11/01/23	5,450	5,534
6.88%, 11/15/37	3,355	3,564
5.35%, 11/01/43	6,035	5,442
Other Securities		44,207
		116,840
Financials 2.0%
Marsh & Mclennan Companies, Inc.
2.35%, 03/06/20	440	441
2.75%, 01/30/22	1,090	1,100
3.30%, 03/14/23	1,205	1,240
Solera, LLC
10.50%, 03/01/24 (d)	28,045	30,380
The PNC Financial Services Group, Inc.
5.00%, (callable at 100 beginning 11/01/26) (e) (g)	9,685	9,891
Other Securities		56,670
		99,722
Real Estate 0.9%
Other Securities		46,640
Consumer Staples 0.9%
Other Securities		42,252
Industrials 0.8%
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (g)	9,887	9,490
Roper Technologies, Inc.
3.65%, 09/15/23	4,780	4,977

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
4.20%, 09/15/28	5,050	5,397
Other Securities		19,059
		38,923
Utilities 0.7%
American Electric Power Company, Inc.
3.65%, 12/01/21	720	742
Eversource Energy
2.75%, 03/15/22	2,725	2,757
3.80%, 12/01/23	1,160	1,222
2.90%, 10/01/24	2,040	2,069
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	2,535	2,574
NiSource Finance Corp.
3.49%, 05/15/27	8,385	8,683
4.38%, 05/15/47	5,555	5,946
NiSource Inc.
5.65%, (callable at 100 beginning 06/15/23) (g)	4,655	4,554
Other Securities		6,813
		35,360
Information Technology 0.7%
Fiserv, Inc.
2.70%, 06/01/20	4,825	4,835
3.80%, 10/01/23 (h)	2,100	2,209
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (d)	7,023	7,229
8.25%, 11/15/26 (d)	8,750	9,007
Other Securities		11,273
		34,553
Materials 0.5%
Other Securities		24,743
Energy 0.1%
Other Securities		5,265
Total Corporate Bonds And Notes (cost $835,109)		861,471
SENIOR LOAN INTERESTS 5.8%
Information Technology 4.3%
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/12/25 (f)	28,071	27,202
First Data Corporation
2017 USD Term Loan, 0.00%, (1M LIBOR + 2.00%), 07/08/22 (f) (i)	705	704
Term Loan, 4.40%, (1M LIBOR + 2.00%), 07/08/22 (f)	16,183	16,163
2018 Term Loan A, 3.90%, (3M LIBOR + 1.50%), 10/26/23 (f)	41,821	41,729
2024 USD Term Loan, 0.00%, (1M LIBOR + 2.00%), 04/26/24 (f) (i)	880	879
Term Loan, 4.40%, (1M LIBOR + 2.00%), 04/26/24 (f)	75,500	75,406
Kronos Incorporated
2017 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/01/23 (f) (i)	7,830	7,809
2017 Term Loan B, 5.58%, (3M LIBOR + 3.00%), 11/01/23 (f)	30,774	30,693
Other Securities		13,747
		214,332
Financials 0.8%
Hub International Limited
2018 Term Loan B, 5.59%, (3M LIBOR + 3.00%), 04/25/25 (f)	33,582	32,716
Other Securities		9,011
		41,727
Industrials 0.2%
Other Securities		10,725
Health Care 0.2%
Other Securities		7,852
Consumer Discretionary 0.1%
Other Securities		5,434
Communication Services 0.1%
Other Securities		5,228
	Shares/Par[1]	Value ($)
Materials 0.1%
Other Securities		2,245
Total Senior Loan Interests (cost $289,345)		287,543
PREFERRED STOCKS 4.6%
Health Care 1.7%
Avantor, Inc., 6.25%, 05/15/22 (a) (j)	655	43,322
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (j)	637	39,449
		82,771
Financials 1.5%
Wells Fargo & Co. - Series L, 7.50% (g) (j)	43	59,247
Other Securities		12,890
		72,137
Utilities 1.2%
American Electric Power Company, Inc., 6.13%, 03/15/22 (j)	113	6,068
CMS Energy Corporation, 5.88%, 10/15/78 (e)	425	11,326
CMS Energy Corporation, 5.88%, 03/01/79	650	17,245
NiSource Inc., 6.50%, (callable at 25 beginning 03/15/24) (g)	300	7,875
Other Securities		18,311
		60,825
Industrials 0.2%
Fortive Corporation - Series A, 5.00%, 07/01/21 (j)	11	10,851
Total Preferred Stocks (cost $204,949)		226,584
GOVERNMENT AND AGENCY OBLIGATIONS 3.1%
U.S. Treasury Securities 3.1%
U.S. Treasury Note
2.63%, 12/31/23	16,675	17,295
2.50%, 01/31/24	106,335	109,791
2.38%, 02/29/24	25,575	26,286
Total Government And Agency Obligations (cost $148,605)		153,372
TRUST PREFERREDS 0.3%
Utilities 0.3%
Other Securities		14,690
Total Trust Preferreds (cost $13,222)		14,690
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Other Securities		10,386
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,018)		10,386
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (k)	125	1,226
Total Investment Companies (cost $1,272)		1,226
SHORT TERM INVESTMENTS 9.9%
Investment Companies 9.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (k) (l)	8,947	8,947
T. Rowe Price Government Reserve Fund, 2.48% (k) (l)	464,804	464,804
		473,751
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (k) (l)	18,581	18,581
Total Short Term Investments (cost $492,332)		492,332
Total Investments 100.8% (cost $4,473,927)		5,000,882
Total Purchased Options 0.0% (cost $354)		764
Other Derivative Instruments (0.7)%		(33,314)
Other Assets and Liabilities, Net (0.1)%		(6,423)
Total Net Assets 100.0%		4,961,909

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $342,222 and 6.9%, respectively.

(e) All or a portion of the security was on loan.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(j) Convertible security.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Institutional Floating Rate Fund	1,159	33	—	32	—	34	1,226	—

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Trans Union, LLC, Term Loan A2, 4.19%, 08/09/22	10/08/18	6,273	6,260	0.1
US Airways, Inc., Series 2012-B-2, 6.75%, 06/03/21	04/26/17	127	130	—
		6,400	6,390	0.1

JNL/T. Rowe Price Capital Appreciation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Conagra Brands, Inc.	CGM	Call	25.00	01/17/20	2,536	764

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Alphabet Inc.	CGM	Call	1,400.00	01/17/20	40	(18)
Alphabet Inc.	CGM	Call	1,350.00	01/17/20	65	(45)
Alphabet Inc.	CGM	Call	1,365.00	01/17/20	172	(93)
Alphabet Inc.	CGM	Call	1,340.00	01/17/20	40	(29)
Alphabet Inc.	CGM	Call	1,500.00	01/17/20	41	(7)
Alphabet Inc.	CGM	Call	1,300.00	01/17/20	187	(221)
Alphabet Inc.	GSC	Call	1,270.00	01/17/20	25	(42)
Alphabet Inc.	GSC	Call	1,300.00	01/17/20	25	(31)
Alphabet Inc.	GSC	Call	1,350.00	01/17/20	25	(19)
Amazon.com, Inc.	CGM	Call	2,100.00	01/17/20	12	(91)
Amazon.com, Inc.	CGM	Call	2,300.00	01/17/20	44	(136)
Amazon.com, Inc.	CGM	Call	2,025.00	01/17/20	12	(121)
Amazon.com, Inc.	CGM	Call	1,800.00	01/17/20	35	(748)
Amazon.com, Inc.	CGM	Call	2,000.00	01/17/20	12	(134)
Amazon.com, Inc.	CSI	Call	2,700.00	01/17/20	21	(11)
Amazon.com, Inc.	CSI	Call	2,600.00	01/17/20	21	(17)
Amazon.com, Inc.	CSI	Call	2,500.00	01/17/20	20	(26)
American Electric Power Company, Inc.	CGM	Call	95.00	01/17/20	1,336	(197)
American Electric Power Company, Inc.	CGM	Call	85.00	01/17/20	1,551	(930)
American Electric Power Company, Inc.	CGM	Call	82.50	01/17/20	336	(255)
American Tower Corporation	CGM	Call	175.00	01/17/20	247	(832)
American Tower Corporation	CSI	Call	175.00	01/17/20	506	(1,706)
American Tower Corporation	CSI	Call	170.00	01/17/20	265	(993)
Anthem, Inc.	CGM	Call	330.00	01/17/20	295	(158)
Anthem, Inc.	CGM	Call	310.00	01/17/20	124	(119)
Anthem, Inc.	CGM	Call	300.00	01/17/20	124	(177)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]	Value ($)
Danaher Corporation	CGM	Call	150.00	01/17/20	214	(123)
Facebook, Inc.	JPM	Call	220.00	01/17/20	989	(791)
Facebook, Inc.	JPM	Call	200.00	01/17/20	630	(963)
Fiserv, Inc.	CSI	Call	95.00	12/20/19	523	(230)
Hilton Worldwide Holdings Inc.	CGM	Call	97.50	01/17/20	517	(337)
Hilton Worldwide Holdings Inc.	CGM	Call	95.00	01/17/20	517	(421)
McDonald's Corporation	CGM	Call	200.00	01/17/20	241	(359)
McDonald's Corporation	CGM	Call	195.00	01/17/20	241	(442)
McDonald's Corporation	CSI	Call	200.00	01/17/20	96	(143)
McDonald's Corporation	CSI	Call	195.00	01/17/20	97	(178)
Microsoft Corporation	CGM	Call	130.00	01/17/20	916	(1,049)
Microsoft Corporation	CGM	Call	135.00	01/17/20	969	(843)
Microsoft Corporation	CGM	Call	140.00	01/17/20	1,520	(972)
Microsoft Corporation	CGM	Call	120.00	01/17/20	562	(1,006)
Microsoft Corporation	CGM	Call	125.00	01/17/20	914	(1,347)
Microsoft Corporation	CSI	Call	125.00	01/17/20	1,212	(1,788)
Microsoft Corporation	CSI	Call	130.00	01/17/20	280	(321)
Microsoft Corporation	RDR	Call	130.00	01/17/20	872	(998)
NextEra Energy, Inc.	CSI	Call	200.00	01/17/20	1,166	(1,498)
NextEra Energy, Inc.	CSI	Call	195.00	01/17/20	196	(310)
S&P Global Inc.	CGM	Call	230.00	01/17/20	423	(557)
S&P Global Inc.	CGM	Call	220.00	01/17/20	424	(813)
Texas Instruments Incorporated	GSC	Call	130.00	01/17/20	69	(21)
Texas Instruments Incorporated	JPM	Call	130.00	01/17/20	969	(289)
Texas Instruments Incorporated	JPM	Call	120.00	01/17/20	390	(241)
Texas Instruments Incorporated	RDR	Call	125.00	01/17/20	1,891	(823)
UnitedHealth Group Incorporated	CGM	Call	290.00	01/17/20	131	(37)
UnitedHealth Group Incorporated	CGM	Call	300.00	01/17/20	228	(34)
UnitedHealth Group Incorporated	CGM	Call	280.00	01/17/20	171	(74)
UnitedHealth Group Incorporated	CGM	Call	270.00	01/17/20	171	(113)
UnitedHealth Group Incorporated	GSC	Call	310.00	01/17/20	20	(2)
UnitedHealth Group Incorporated	GSC	Call	270.00	01/17/20	259	(171)
UnitedHealth Group Incorporated	GSC	Call	290.00	01/17/20	83	(23)
UnitedHealth Group Incorporated	JPM	Call	310.00	01/17/20	688	(71)
Visa Inc.	CSI	Call	165.00	01/17/20	420	(662)
Visa Inc.	CSI	Call	170.00	01/17/20	483	(604)
Visa Inc.	CSI	Call	175.00	01/17/20	484	(467)
Visa Inc.	CSI	Call	155.00	01/17/20	262	(595)
Visa Inc.	CSI	Call	150.00	01/17/20	262	(680)
Visa Inc.	CSI	Call	160.00	01/17/20	434	(829)
Visa Inc.	GSC	Call	180.00	01/17/20	425	(304)
Visa Inc.	GSC	Call	170.00	01/17/20	489	(611)
Visa Inc.	GSC	Call	175.00	01/17/20	1,194	(1,153)
Yum! Brands, Inc.	CGM	Call	120.00	01/17/20	394	(67)
Yum! Brands, Inc.	CGM	Call	125.00	01/17/20	393	(42)
Yum! Brands, Inc.	CGM	Call	100.00	01/17/20	482	(628)
Yum! Brands, Inc.	CGM	Call	105.00	01/17/20	1,751	(1,694)
Yum! Brands, Inc.	MLP	Call	105.00	01/17/20	448	(434)
						(33,314)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/The London Company Focused U.S. Equity Fund
COMMON STOCKS 97.2%
Financials 22.6%
Berkshire Hathaway Inc. - Class B (a)	25	5,351
BlackRock, Inc.	7	3,201
Charles Schwab Corp.	45	1,794
MBIA Inc. (a)	208	1,936
Wells Fargo & Co.	49	2,316
		14,598
Industrials 16.8%
General Dynamics Corp.	15	2,669
Norfolk Southern Corp.	17	3,433
Old Dominion Freight Line Inc.	21	3,115
Southwest Airlines Co.	32	1,632
		10,849
Information Technology 13.9%
Apple Inc.	18	3,581
Citrix Systems Inc.	25	2,503
Versum Materials, Inc.	55	2,848
		8,932
Consumer Discretionary 12.9%
Carnival Plc	35	1,613
Dollar Tree Inc. (a)	30	3,202
Mohawk Industries Inc. (a)	10	1,503
Penske Automotive Group, Inc.	42	1,990
		8,308
Materials 8.6%
Martin Marietta Materials Inc.	15	3,500
NewMarket Corp.	5	2,067
		5,567
Consumer Staples 7.6%
Altria Group, Inc.	34	1,627
Lamb Weston Holdings Inc.	52	3,297
		4,924
Health Care 4.8%
Johnson & Johnson	22	3,059
Communication Services 3.8%
Fox Corporation - Class A	67	2,455
Real Estate 3.1%
STORE Capital Corp.	61	2,010
Energy 3.1%
Chevron Corp.	16	1,994
Total Common Stocks (cost $50,542)		62,696
SHORT TERM INVESTMENTS 3.0%
Investment Companies 3.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	1,946	1,946
Total Short Term Investments (cost $1,946)		1,946
Total Investments 100.2% (cost $52,488)		64,642
Other Assets and Liabilities, Net (0.2)%		(110)
Total Net Assets 100.0%		64,532

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/VanEck International Gold Fund
COMMON STOCKS 99.0%
Materials 99.0%
Agnico Eagle Mines Limited	58	2,948
Alamos Gold Inc - Class A (a)	221	1,337
Allegiant Gold Ltd. (b) (c)	242	24
AngloGold Ashanti - ADR	9	153
Argonaut Gold Inc. (b)	333	452
Auryn Resources Inc (b)	123	209
B2Gold Corp. (b)	1,331	4,034
Barrick Gold Corporation	266	4,191
Bear Creek Mining Corp. (b) (c)	320	406
Bellevue Gold Limited (b)	1,192	588
BonTerra Resources Inc. (b)	273	423
Cardinal Resources Limited (a) (b)	1,887	449
Columbus Gold Corp. (b) (c)	559	75
Continental Gold, Inc. (b)	625	1,810
Corvus Gold Inc. (a) (b)	578	967
Detour Gold Corporation (b)	42	531
Eastmain Resources Inc. (a) (b) (c)	651	77
Endeavour Mining Corporation (a) (b)	18	289
Evolution Mining Limited	1,215	3,728
First Mining Gold Corp. (a) (b) (c)	352	61
Fresnillo PLC	90	995
Gold Fields Limited - ADR	133	721
Gold Road Resources Limited (a) (b)	2,419	1,684
Gold Standard Ventures Corp. (b)	216	229
Golden Star Resources Ltd. (a) (b)	84	340
Kinross Gold Corp. (b)	433	1,681
Kirkland Lake Gold Ltd.	145	6,215
Leagold Mining Corp. (b)	374	568
Liberty Gold Corp. (b) (c)	1,546	590
Lundin Gold Inc. (a) (b)	58	289
Midas Gold Corp. (a) (b)	253	122
Newcrest Mining Ltd.	74	1,656
Newmont Goldcorp Corporation	90	3,451
Nighthawk Gold Corp. (a) (b)	295	113
Northern Star Resources Ltd.	267	2,182
Oceana Gold Pty Ltd	406	1,111
Orezone Gold Corporation (b) (c)	1,180	577
Osisko Gold Royalties Ltd	35	361
Osisko Mining Inc. (a) (b)	444	1,119
Otis Gold Corp. (b) (c)	405	28
Premier Gold Mines Limited (b)	206	321
Pretium Resources Inc. (b)	85	854
Probe Metals Inc. (b) (c)	337	332
Pure Gold Mining Inc. (a) (b)	897	404

	Shares/Par[1]	Value ($)
Rio2 Limited (b) (c)	721	226
Royal Gold Inc.	8	799
Sabina Gold & Silver Corp. (a) (b)	827	840
Saracen Mineral Holdings Ltd. (b)	518	1,342
SEMAFO Inc. (b)	401	1,582
Solgold PLC (b)	373	152
SSR Mining Inc. (b)	82	1,125
TMAC Resources Inc (a) (b)	112	532
West African Resources Ltd. (b)	3,847	877
Wheaton Precious Metals Corp.	108	2,599
Yamana Gold Inc. (a)	424	1,069
Total Common Stocks (cost $50,534)		59,838
WARRANTS 0.2%
Liberty Gold Corp. (b) (c) (d)	826	91
Probe Metals Inc. (b) (c) (d)	164	31
Pure Gold Mining Inc. (b) (c) (d)	427	19
Total Warrants (cost $98)		141
RIGHTS 0.0%
Alio Gold Inc. (b) (c) (d)	175	—
Allegiant Gold Ltd. (b) (c) (d)	130	—
BonTerra Resources Inc. (b) (c) (d)	25	—
Leagold Mining Corp. (a) (b) (c) (d)	90	5
Total Rights (cost $123)		5
SHORT TERM INVESTMENTS 5.1%
Securities Lending Collateral 4.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (e) (f)	2,595	2,595
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (f)	464	464
Total Short Term Investments (cost $3,059)		3,059
Total Investments 104.3% (cost $53,814)		63,043
Other Assets and Liabilities, Net (4.3)%		(2,600)
Total Net Assets 100.0%		60,443

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	CSI	07/03/19	CAD	—	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 97.5%
France 12.6%
Cie Generale d'Optique Essilor International SA	383	49,961
LVMH Moet Hennessy Louis Vuitton SE (a)	144	61,378
Pernod-Ricard SA	233	42,949
Ubisoft Entertainment (b)	373	29,162
		183,450
Switzerland 11.2%
Alcon AG (b)	748	46,354
Geberit AG	64	29,939
Nestle SA	517	53,556
Sika AG	196	33,472
		163,321
Canada 10.5%
Canadian Pacific Railway Limited (a)	258	60,788
Dollarama Inc.	611	21,497
Shopify Inc. - Class A (b)	233	70,097
		152,382
United States of America 10.4%
Chubb Limited	329	48,471
Mettler-Toledo International Inc. (b)	69	58,388
ResMed Inc.	368	44,948
		151,807
United Kingdom 7.3%
Compass Group PLC	1,984	47,574
Experian PLC	1,963	59,471
		107,045
Ireland 5.9%
Accenture Public Limited Company - Class A	324	59,794
Icon Public Limited Company (b)	166	25,563
		85,357
Denmark 4.7%
Chr. Hansen Holding A/S	392	36,826
DSV A/S	319	31,365
		68,191
Australia 4.2%
CSL Ltd.	402	60,770
	Shares/Par[1]	Value ($)
Japan 3.9%
Keyence Corp.	92	56,545
India 3.9%
HDFC Bank Limited - ADR	433	56,333
Germany 3.8%
Adidas AG	180	55,741
Hong Kong 3.8%
AIA Group Limited	5,117	55,328
China 3.5%
Tencent Holdings Limited	1,117	50,439
Taiwan 2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,095	42,890
Spain 2.7%
Amadeus IT Group SA	504	39,990
Mexico 2.3%
Wal - Mart de Mexico, S.A.B. de C.V.	12,061	32,920
Netherlands 2.0%
ASML Holding - ADR	140	29,059
Sweden 1.9%
Atlas Copco Aktiebolag - Class A	869	27,757
Total Common Stocks (cost $1,009,007)		1,419,325
SHORT TERM INVESTMENTS 4.0%
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	32,437	32,437
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	26,195	26,195
Total Short Term Investments (cost $58,632)		58,632
Total Investments 101.5% (cost $1,067,639)		1,477,957
Other Assets and Liabilities, Net (1.5)%		(22,286)
Total Net Assets 100.0%		1,455,671

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. JNL/T. Rowe Price Capital Appreciation Fund is sub-advised by T. Rowe Price Associates, Inc. and invested in T. Rowe Price Government Reserve Fund as a cash management tool. The total value and cost of these investments is included in Investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended June 30, 2019. The following table details the investments held during the period ended June 30, 2019.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	7,555	24,229	27,152	68	4,632	1.9
JNL iShares Tactical Moderate Fund	9,516	24,721	26,348	99	7,889	5.4
JNL iShares Tactical Moderate Growth Fund	13,858	25,782	29,137	137	10,503	3.7
JNL/DFA U.S. Small Cap Fund	551	20,362	20,345	9	568	0.5
JNL/DoubleLine Total Return Fund	205,649	553,499	712,516	2,031	46,632	1.9
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	17,062	275,456	292,518	151	—	—
JNL/FAMCO Flex Core Covered Call Fund	4,574	27,041	29,770	35	1,845	1.2
JNL/Lazard International Strategic Equity Fund	4,997	21,502	18,715	102	7,784	4.3
JNL/Mellon Equity Income Fund	2,299	67,504	65,301	46	4,502	1.3
JNL/Neuberger Berman Commodity Strategy Fund	15,021	138,638	138,974	227	14,685	13.1
JNL/Neuberger Berman Currency Fund	2,655	231,200	232,677	40	1,178	1.6
JNL/Nicholas Convertible Arbitrage Fund	6,569	65,227	61,160	140	10,636	7.0
JNL/T. Rowe Price Capital Appreciation Fund	5,165	256,225	252,443	175	8,947	0.2
JNL/The London Company Focused U.S. Equity Fund	3,583	8,981	10,618	35	1,946	3.0
JNL/VanEck International Gold Fund	486	11,291	11,313	6	464	0.8
JNL/WCM Focused International Equity Fund	51,322	201,373	220,258	553	32,437	2.2

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Capital Appreciation Fund	124,990	859,817	520,003	4,196	464,804	9.4

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. or State Street Bank and Trust Company in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in Investments - affiliated in the Statements of Assets and Liabilities and the income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 47.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Abbreviations:

ADR - American Depositary Receipt	LIBOR - London Interbank Offer Rate
ASX - Australian Stock Exchange	MBS - Mortgage-Backed Security
BIBOR - Bangkok Interbank Offered Rate	MEXIBOR - Mexico Interbank Offered Rate
BRAZIBOR – Brazil Interbank Offered Rate	MSCI - Morgan Stanley Capital International
BUBOR - Budapest Interbank Offered Rate	OAO - Russian Open Joint Stock Company
CDX.EM - Credit Default Swap Index - Emerging Markets	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	REMIC - Real Estate Mortgage Investment Conduit
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	SIBOR - Singapore Interbank Offered Rate
CLICP – Sinacofi Chile Interbank Rate Average	S&P - Standard & Poor’s
CLO - Collateralized Loan Obligation	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
CMBX.NA - Commercial Mortgage-Backed Securities Index - North American	TIPS – Treasury Inflation-Protected Securities
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	UFJ - United Financial of Japan
CVA - Commanditaire Vennootschap op Aandelen	ULSD - Ultra Low Sulfur Diesel
EAFE - Europe, Australia and Far East	UK - United Kingdom
ETF - Exchange Traded Fund	US - United States
EURIBOR - Europe Interbank Offered Rate	WIBOR - Warsaw Interbank Offered Rate
HICP - Harmonised Index of Consumer Prices	WTI - West Texas Intermediate
iTraxx - Group of international credit derivative indexes monitored by the International Index Company

Currency Abbreviations:

AED - United Arab Emirates Dirham	GHS - Ghanaian Cedi	PLN - Polish Zloty
ARS - Argentine Peso	HUF - Hungarian Forint	RON - Romanian New Leu
AUD - Australian Dollar	IDR - Indonesian Rupiah	RSD - Serbian Dinar
BHD - Bahraini Dinar	ISK - Icelandic Krona	RUB - Russian Ruble
BRL - Brazilian Real	JPY - Japanese Yen	SEK - Swedish Krona
CAD - Canadian Dollar	KRW - Korean Won	SGD - Singapore Dollar
CHF - Swiss Franc	LKR - Sri Lanken Rupee	THB - Thai Baht
CLF - Unidad de Fomento	MAD - Moroccan Dirham	TRY - New Turkish Lira
CLP - Chilean Peso	MXN - Mexican Peso	TWD - Taiwan Dollar
CNY - Chinese Yuan	MYR - Malaysian Ringgit	UAH - Ukrainian Hryvnia
COP - Colombian Peso	NGN - Nigerian Naira	UGX - Ugandan Shilling
CZK - Czech Republic Korunas	NOK - Norwegian Krone	USD - United States Dollar
DOP - Dominican Peso	NZD - New Zealand Dollar	ZAR - South African Rand
EGP - Egyptian Pound	OMR - Omani Rial
EUR - European Currency Unit (Euro)	PEN - Peruvian Nuevo Sol
GBP - British Pound	PHP - Philippine Peso
GEL - Georgian Lari

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	MSC - Morgan Stanley & Co., Incorporated
BNP - BNP Paribas Securities	NMS - NatWest Markets Securities Inc.
BOA - Banc of America Securities LLC/Bank of America NA	NSI - Nomura Securities International Inc
CGM - Citigroup Global Markets	RBC - Royal Bank of Canada
CIT - Citibank, Inc.	RDR - RBC Dain Raucher Inc.
CSI - Credit Suisse Securities, LLC	SCB - Standard Chartered Bank
DUB - Deutsche Bank Alex Brown Inc.	SGB - Societe Generale Bannon LLC
GSC - Goldman Sachs & Co.	SSB - State Street Brokerage Services, Inc.
HSB - HSBC Securities Inc.	TDS - TD Securities Inc.
JPM - JPMorgan Chase Bank N.A.	UBS - UBS Securities LLC
MLP - Merrill Lynch, Pierce, Fenner, & Smith

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2For Funds with derivatives that received or paid periodic payments, the frequency of periodic payments are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

5Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

6The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

7The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

8If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

9Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments.

10Swaptions are illiquid investments.

"-" Amount rounds to less than one thousand or 0.05%.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2019. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Jackson Service Center at 1-800-644-4565 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets
Investments - unaffiliated, at value	$235,302	$138,316	$272,333	$118,927	$2,446,662	$200,890
Investments - affiliated, at value	18,506	14,132	18,854	3,887	120,551	—
Purchased options, at value	—	—	—	—	—	5,946
Forward foreign currency contracts	—	—	—	—	—	8,100
Variation margin on futures/futures options contracts	—	—	—	—	—	64
Variation margin on swap agreements	—	—	—	—	—	197
OTC swap agreements	—	—	—	—	—	752
OTC swap premiums paid	—	—	—	—	—	2,817
Cash	—	—	—	40	19,851	10,898
Foreign currency	—	—	—	—	—	2,489
Receivable from:
Investment securities sold	—	—	—	43	—	2,317
Fund shares sold	53	112	179	191	1,106	93
Dividends and interest	9	14	18	77	8,960	3,862
Deposits with brokers and counterparties	—	—	—	—	—	12,450
Other assets	1	1	1	—	9	4
Total assets	253,871	152,575	291,385	123,165	2,597,139	250,879
Liabilities
Payable for reverse repurchase agreements	—	—	—	—	—	2,284
Forward foreign currency contracts	—	—	—	—	—	9,864
Variation margin on futures/futures options contracts	—	—	—	—	—	68
Variation margin on swap agreements	—	—	—	—	—	204
OTC swap agreements	—	—	—	—	—	2,297
OTC swap premiums received	—	—	—	—	—	1,127
Payable for:
Investment securities purchased	—	—	—	443	5,801	3,295
Deposits from counterparties	—	—	—	—	—	6,728
Return of securities loaned	13,874	6,243	8,351	3,319	73,919	—
Interest expense and brokerage charges	—	—	—	—	—	3
Fund shares redeemed	63	82	101	123	913	65
Advisory fees	39	24	46	57	868	154
Administrative fees	29	18	34	14	207	29
12b-1 fees (Class A)	12	7	14	6	52	2
Board of trustee fees	3	2	4	6	32	10
Chief compliance officer fees	—	—	—	—	2	—
Other expenses	—	—	—	—	2	14
Total liabilities	14,020	6,376	8,550	3,968	81,796	26,144
Net assets	$239,851	$146,199	$282,835	$119,197	$2,515,343	$224,735
Net assets consist of:
Paid-in capital(a)	$200,775	$130,267	$240,328	$100,329	$2,461,287	$230,533
Total distributable earnings (loss)(a)	39,076	15,932	42,507	18,868	54,056	(5,798)
Net assets	$239,851	$146,199	$282,835	$119,197	$2,515,343	$224,735
Net assets - Class A	$236,870	$144,583	$279,714	$115,844	$1,053,672	$44,580
Shares outstanding - Class A	16,419	11,648	20,626	13,682	94,747	4,650
Net asset value per share - Class A	$14.43	$12.41	$13.56	$8.47	$11.12	$9.59
Net assets - Class I	$2,981	$1,616	$3,121	$3,353	$1,461,671	$180,155
Shares outstanding - Class I	206	130	229	394	131,364	18,687
Net asset value per share - Class I	$14.48	$12.47	$13.61	$8.50	$11.13	$9.64
Investments - unaffiliated, at cost	$209,729	$129,344	$244,670	$115,311	$2,392,606	$200,936
Investments - affiliated, at cost	18,506	14,132	18,854	3,887	120,551	—
Purchased options, at cost	—	—	—	—	—	5,614
Foreign currency cost	—	—	—	—	—	2,482
Securities on loan included in
investments - unaffiliated, at value	13,881	6,118	8,186	4,882	72,451	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/Mellon Equity Income Fund	JNL/Neuberger Berman Commodity Strategy Fund(a)	JNL/Neuberger Berman Currency Fund	JNL/Nicholas Convertible Arbitrage Fund
Assets
Investments - unaffiliated, at value	$156,659	$172,495	$350,471	$88,591	$71,054	$150,137
Investments - affiliated, at value	1,845	9,494	9,019	14,685	1,178	10,636
Forward foreign currency contracts	—	—	—	—	19,923	—
Variation margin on futures/futures options contracts	—	—	—	271	—	—
Cash	—	—	14	3,092	370	—
Cash collateral segregated for short sales	—	—	—	—	—	53,587
Foreign currency	—	36	6	—	—	—
Receivable from:
Investment securities sold	—	1,309	2,102	—	—	1,375
Fund shares sold	253	105	153	7	29	100
Dividends and interest	216	225	509	321	49	725
Deposits with brokers and counterparties	—	—	—	7,323	6,567	—
Other assets	1	1	1	—	—	—
Total assets	158,974	183,665	362,275	114,290	99,170	216,560
Liabilities
Cash overdraft	—	—	—	—	—	242
Securities sold short, at value	—	—	—	—	—	62,957
Written options, at value	2,999	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	19,535	—
Variation margin on futures/futures options contracts	—	—	—	2,117	—	—
Payable for:
Investment securities purchased	—	1,566	1,091	—	—	1,091
Deposits from counterparties	—	—	—	—	5,127	—
Return of securities loaned	—	1,710	4,517	—	—	—
Dividends/interest on securities sold short	—	—	—	—	—	16
Fund shares redeemed	205	315	603	364	1	73
Advisory fees	63	102	121	42	40	90
Administrative fees	19	22	40	14	11	19
12b-1 fees (Class A)	8	4	11	1	1	3
Board of trustee fees	4	2	19	2	10	27
Other expenses	—	—	4	—	—	—
Total liabilities	3,298	3,721	6,406	2,540	24,725	64,518
Net assets	$155,676	$179,944	$355,869	$111,750	$74,445	$152,042
Net assets consist of:
Paid-in capital(b)	$127,395	$168,080	$335,650	$201,001	$74,048	$148,782
Total distributable earnings (loss)(b)	28,281	11,864	20,219	(89,251)	397	3,260
Net assets	$155,676	$179,944	$355,869	$111,750	$74,445	$152,042
Net assets - Class A	$154,858	$73,472	$228,378	$16,591	$12,887	$69,008
Shares outstanding - Class A	13,096	5,346	13,732	1,530	1,270	6,560
Net asset value per share - Class A	$11.82	$13.74	$16.63	$10.85	$10.15	$10.52
Net assets - Class I	$818	$106,472	$127,491	$95,159	$61,558	$83,034
Shares outstanding - Class I	69	7,725	7,635	8,742	6,170	7,909
Net asset value per share - Class I	$11.86	$13.78	$16.70	$10.89	$9.98	$10.50
Investments - unaffiliated, at cost	$128,539	$163,598	$330,300	$88,482	$71,044	$142,840
Investments - affiliated, at cost	1,845	9,494	9,019	14,685	1,178	10,636
Foreign currency cost	—	36	6	—	—	—
Proceeds from securities sold short	—	—	—	—	—	58,923
Premiums from written options	3,162	—	—	—	—	—
Securities on loan included in
investments - unaffiliated, at value	—	1,650	5,542	—	—	—

(a)	Consolidated Statement of Assets and Liabilities.
(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/VanEck International Gold Fund	JNL/WCM Focused International Equity Fund
Assets
Investments - unaffiliated, at value	$658,301	$4,507,324	$62,696	$59,984	$1,419,325
Investments - affiliated, at value	4,090	493,558	1,946	3,059	58,632
Purchased options, at value	—	764	—	—	—
Forward foreign currency contracts	301	—	—	—	—
Variation margin on futures/futures options contracts	12	—	—	—	—
Variation margin on swap agreements	155	—	—	—	—
OTC swap agreements	934	—	—	—	—
OTC swap premiums paid	311	—	—	—	—
Cash	2,210	4,355	—	2	—
Foreign currency	1,105	—	—	4	—
Receivable from:
Investment securities sold	84,187	9,228	2,400	—	—
Fund shares sold	573	5,459	41	40	1,274
Dividends and interest	5,606	14,246	86	10	5,344
Deposits with brokers and counterparties	1,817	—	—	—	—
Other assets	1	15	—	—	5
Total assets	759,603	5,034,949	67,169	63,099	1,484,580
Liabilities
Payable for reverse repurchase agreements	7,280	—	—	—	—
Written options, at value	9	33,314	—	—	—
Forward foreign currency contracts	484	—	—	—	—
Variation margin on futures/futures options contracts	7	—	—	—	—
Variation margin on swap agreements	60	—	—	—	—
OTC swap agreements	26	—	—	—	—
OTC swap premiums received	805	—	—	—	—
Payable for:
Investment securities purchased	148,966	14,444	2,419	—	—
Treasury roll transactions	48,468	—	—	—	—
Deposits from counterparties	1,610	—	—	—	—
Return of securities loaned	4,090	18,581	—	2,595	26,195
Interest expense and brokerage charges	11	—	—	—	—
Fund shares redeemed	872	3,763	171	15	1,734
Advisory fees	157	2,113	34	32	782
Administrative fees	45	565	9	7	176
12b-1 fees (Class A)	19	225	2	3	6
Board of trustee fees	5	27	2	4	13
Chief compliance officer fees	—	3	—	—	1
Other expenses	6	5	—	—	2
Total liabilities	212,920	73,040	2,637	2,656	28,909
Net assets	$546,683	$4,961,909	$64,532	$60,443	$1,455,671
Net assets consist of:
Paid-in capital(a)	$509,048	$4,447,383	$30,990	$51,213	$954,541
Total distributable earnings (loss)(a)	37,635	514,526	33,542	9,230	501,130
Net assets	$546,683	$4,961,909	$64,532	$60,443	$1,455,671
Net assets - Class A	$391,081	$4,589,875	$29,498	$60,442	$125,461
Shares outstanding - Class A	32,368	282,233	2,162	6,044	7,805
Net asset value per share - Class A	$12.08	$16.26	$13.64	$10.00	$16.07
Net assets - Class I	$155,602	$372,034	$35,034	$1	$1,330,210
Shares outstanding - Class I	12,846	22,791	2,581	—	82,719
Net asset value per share - Class I	$12.11	$16.32	$13.57	$10.04	$16.08
Investments - unaffiliated, at cost	$642,806	$3,980,323	$50,542	$50,755	$1,009,007
Investments - affiliated, at cost	4,090	493,604	1,946	3,059	58,632
Purchased options, at cost	62	354	—	—	—
Foreign currency cost	1,104	—	—	4	—
Premiums from written options	83	20,476	—	—	—
Securities on loan included in
investments - unaffiliated, at value	4,808	19,055	—	1,991	25,647

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Investment income
Dividends (a)	$2,812	$1,800	$3,430	$817	$2,031	$382
Foreign taxes withheld	—	—	—	—	—	(219)
Interest	—	—	—	—	50,632	7,326
Securities lending (a)	133	103	178	21	—	—
Total investment income	2,945	1,903	3,608	838	52,663	7,489

Expenses
Advisory fees	227	136	272	341	5,081	967
Administrative fees	170	102	204	85	1,208	181
12b-1 fees (Class A)	336	202	404	155	1,515	68
Legal fees	1	—	1	—	5	5
Board of trustee fees	1	1	2	1	15	1
Chief compliance officer fees	—	—	—	—	3	—
Interest expense	—	—	—	—	—	57
Other expenses	2	1	1	—	12	10
Total expenses	737	442	884	582	7,839	1,289
Expense waiver	—	—	—	(2)	—	—
Net expenses	737	442	884	580	7,839	1,289
Net investment income (loss)	2,208	1,461	2,724	258	44,824	6,200

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	3,841	1,533	3,841	3,246	(2,534)	1,200
Purchased options	—	—	—	—	—	(399)
Foreign currency	—	—	—	—	—	(714)
Forward foreign currency contracts	—	—	—	—	—	2,110
Futures/futures options contracts	—	—	—	54	—	(466)
Swap agreements	—	—	—	—	—	(3,704)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	21,700	8,858	22,341	10,479	61,520	9,563
Purchased options	—	—	—	—	—	591
Foreign currency	—	—	—	—	—	41
Forward foreign currency contracts	—	—	—	—	—	2,044
Futures/futures options contracts	—	—	—	—	—	400
Swap agreements	—	—	—	—	—	(3,232)
Net realized and unrealized gain (loss)	25,541	10,391	26,182	13,779	58,986	7,434
Change in net assets from operations	$27,749	$11,852	$28,906	$14,037	$103,810	$13,634
(a) Affiliated income	$201	$202	$315	$30	$2,031	$151

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/Mellon Equity Income Fund	JNL/Neuberger Berman Commodity Strategy Fund(b)	JNL/Neuberger Berman Currency Fund	JNL/Nicholas Convertible Arbitrage Fund
Investment income
Dividends (a)	$1,863	$3,695	$4,322	$227	$40	$278
Foreign taxes withheld	—	(327)	—	—	—	—
Interest	—	10	—	1,638	1,061	533
Net prime broker interest income	—	—	—	—	—	457
Securities lending (a)	—	73	4	—	—	—
Total investment income	1,863	3,451	4,326	1,865	1,101	1,268

Expenses
Advisory fees	378	594	690	291	262	555
Administrative fees	114	127	230	98	72	115
12b-1 fees (Class A)	226	105	288	25	19	104
Legal fees	—	—	1	—	—	—
Board of trustee fees	1	2	17	1	1	1
Dividends/interest on securities sold short	—	—	—	—	—	142
Other expenses	1	—	2	—	—	1
Total expenses	720	828	1,228	415	354	918
Net investment income (loss)	1,143	2,623	3,098	1,450	747	350

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(4,712)	(1,053)	2,155	(47)	1	8,428
Securities sold short	—	—	—	—	—	(4,687)
Brokerage commissions recaptured	—	—	14	—	—	—
Written options	(6,507)	—	—	—	—	—
Foreign currency	—	(2)	(1)	—	—	—
Forward foreign currency contracts	—	(11)	—	—	(596)	—
Futures/futures options contracts	—	—	—	(3,255)	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	30,688	22,061	39,898	905	20	12,592
Investment securities sold short	—	—	—	—	—	(8,082)
Written options	(753)	—	—	—	—	—
Foreign currency	—	5	1	—	—	—
Forward foreign currency contracts	—	(2)	—	—	1,265	—
Futures/futures options contracts	—	—	—	13,272	—	—
Net realized and unrealized gain (loss)	18,716	20,998	42,067	10,875	690	8,251
Change in net assets from operations	$19,859	$23,621	$45,165	$12,325	$1,437	$8,601
(a) Affiliated income	$35	$175	$50	$227	$40	$140

(b)	Consolidated Statement of Operations.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/VanEck International Gold Fund	JNL/WCM Focused International Equity Fund
Investment income
Dividends (a)	$11	$28,031	$683	$302	$13,589
Foreign taxes withheld	(3)	(37)	—	(12)	(1,320)
Interest	10,154	25,020	—	—	—
Securities lending (a)	30	192	3	91	76
Total investment income	10,192	53,206	686	381	12,345

Expenses
Advisory fees	818	11,538	228	184	4,550
Administrative fees	234	3,088	60	40	1,022
12b-1 fees (Class A)	482	5,910	42	79	133
Legal fees	1	9	—	—	3
Board of trustee fees	3	29	—	—	8
Chief compliance officer fees	1	5	—	—	2
Interest expense	426	—	—	—	—
Other expenses	4	21	—	1	13
Total expenses	1,969	20,600	330	304	5,731
Expense waiver	—	(65)	—	—	—
Net expenses	1,969	20,535	330	304	5,731
Net investment income (loss)	8,223	32,671	356	77	6,614

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	5,366	128,259	7,713	935	19,724
Brokerage commissions recaptured	—	—	5	—	5
Purchased options	(154)	—	—	—	—
Written options	316	5,595	—	—	—
Foreign currency	(244)	(2)	—	—	(48)
Forward foreign currency contracts	802	(4)	—	—	20
Futures/futures options contracts	2,842	—	—	—	—
Swap agreements	(496)	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	28,653	509,254	1,705	9,927	272,981
Investments - affiliated	—	34	—	—	—
Purchased options	124	410	—	—	—
Written options	(56)	(20,410)	—	—	—
Foreign currency	(7)	1	—	—	22
Forward foreign currency contracts	(27)	—	—	—	1
Futures/futures options contracts	20	—	—	—	—
Swap agreements	1,072	—	—	—	—
Net realized and unrealized gain (loss)	38,211	623,137	9,423	10,862	292,705
Change in net assets from operations	$46,434	$655,808	$9,779	$10,939	$299,319
(a) Affiliated income	$30	$4,595	$38	$97	$629

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$2,208	$1,461	$2,724	$258	$44,824	$6,200
Net realized gain (loss)	3,841	1,533	3,841	3,300	(2,534)	(1,973)
Net change in unrealized appreciation
(depreciation)	21,700	8,858	22,341	10,479	61,520	9,407
Change in net assets from operations	27,749	11,852	28,906	14,037	103,810	13,634
Share transactions[1]
Proceeds from the sale of shares
Class A	29,532	20,971	25,579	40,573	213,184	7,305
Class I	460	475	616	1,424	222,556	3,809
Cost of shares redeemed
Class A	(23,696)	(16,084)	(28,549)	(14,824)	(154,838)	(10,953)
Class I	(166)	(91)	(57)	(16,135)	(121,060)	(39,661)
Change in net assets from
share transactions	6,130	5,271	(2,411)	11,038	159,842	(39,500)
Change in net assets	33,879	17,123	26,495	25,075	263,652	(25,866)
Net assets beginning of period	205,972	129,076	256,340	94,122	2,251,691	250,601
Net assets end of period	$239,851	$146,199	$282,835	$119,197	$2,515,343	$224,735

[1]Share transactions
Shares sold
Class A	2,119	1,746	1,954	4,879	19,656	791
Class I	34	40	46	170	20,665	407
Shares redeemed
Class A	(1,698)	(1,349)	(2,180)	(1,772)	(14,214)	(1,179)
Class I	(12)	(7)	(4)	(1,881)	(11,122)	(4,203)
Change in shares
Class A	421	397	(226)	3,107	5,442	(388)
Class I	22	33	42	(1,711)	9,543	(3,796)
Purchases and sales of long term
investments
Purchase of securities	$43,449	$37,953	$44,153	$36,680	$290,406	$77,435
Purchase of U.S. government securities	—	—	—	—	285,041	—
Total purchases	$43,449	$37,953	$44,153	$36,680	$575,447	$77,435
Proceeds from sales of securities	$32,008	$28,071	$40,364	$25,290	$177,919	$109,238
Proceeds from sales of U.S. government
securities	—	—	—	—	56,043	—
Total proceeds from sales	$32,008	$28,071	$40,364	$25,290	$233,962	$109,238

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/Mellon Equity Income Fund	JNL/Neuberger Berman Commodity Strategy Fund(a)	JNL/Neuberger Berman Currency Fund	JNL/Nicholas Convertible Arbitrage Fund
Operations
Net investment income (loss)	$1,143	$2,623	$3,098	$1,450	$747	$350
Net realized gain (loss)	(11,219)	(1,066)	2,168	(3,302)	(595)	3,741
Net change in unrealized appreciation
(depreciation)	29,935	22,064	39,899	14,177	1,285	4,510
Change in net assets from operations	19,859	23,621	45,165	12,325	1,437	8,601
Share transactions[1]
Proceeds from the sale of shares
Class A	19,664	12,711	54,115	1,931	3,067	7,801
Class I	165	3,873	35,756	6,364	2,250	1,447
Cost of shares redeemed
Class A	(26,081)	(9,277)	(28,707)	(2,576)	(2,698)	(13,916)
Class I	(45)	(2,087)	(8,067)	(69,949)	(26,728)	(7,016)
Change in net assets from
share transactions	(6,297)	5,220	53,097	(64,230)	(24,109)	(11,684)
Change in net assets	13,562	28,841	98,262	(51,905)	(22,672)	(3,083)
Net assets beginning of period	142,114	151,103	257,607	163,655	97,117	155,125
Net assets end of period	$155,676	$179,944	$355,869	$111,750	$74,445	$152,042

[1]Share transactions
Shares sold
Class A	1,742	982	3,338	182	304	757
Class I	15	293	2,286	594	227	140
Shares redeemed
Class A	(2,310)	(701)	(1,780)	(241)	(268)	(1,350)
Class I	(4)	(158)	(485)	(6,574)	(2,679)	(682)
Change in shares
Class A	(568)	281	1,558	(59)	36	(593)
Class I	11	135	1,801	(5,980)	(2,452)	(542)
Purchases and sales of long term
investments
Purchase of securities	$29,839	$28,988	$140,434	$56,475	$1,488	$94,454
Purchase of U.S. government securities	—	—	—	—	29,835	—
Total purchases	$29,839	$28,988	$140,434	$56,475	$31,323	$94,454
Proceeds from sales of securities	$38,625	$24,147	$86,255	$106,535	$—	$113,632
Proceeds from sales of U.S. government
securities	—	—	—	—	49,605	—
Total proceeds from sales	$38,625	$24,147	$86,255	$106,535	$49,605	$113,632
Securities sold short covers	$16,654	$—	$—	$—	$—	$59,274
Securities sold short proceeds	$9,313	$—	$—	$—	$—	$60,061

(a)	Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/The London Company Focused U.S. Equity Fund	JNL/VanEck International Gold Fund	JNL/WCM Focused International Equity Fund
Operations
Net investment income (loss)	$8,223	$32,671	$356	$77	$6,614
Net realized gain (loss)	8,432	133,848	7,718	935	19,701
Net change in unrealized appreciation
(depreciation)	29,779	489,289	1,705	9,927	273,004
Change in net assets from operations	46,434	655,808	9,779	10,939	299,319
Share transactions[1]
Proceeds from the sale of shares
Class A	144,945	1,155,529	5,365	10,132	54,295
Class I	15,879	42,977	1,286	—	72,478
Cost of shares redeemed
Class A	(67,590)	(325,362)	(2,727)	(10,398)	(11,692)
Class I	(13,601)	(66,735)	(37,295)	—	(284,268)
Change in net assets from
share transactions	79,633	806,409	(33,371)	(266)	(169,187)
Change in net assets	126,067	1,462,217	(23,592)	10,673	130,132
Net assets beginning of period	420,616	3,499,692	88,124	49,770	1,325,539
Net assets end of period	$546,683	$4,961,909	$64,532	$60,443	$1,455,671

[1]Share transactions
Shares sold
Class A	12,513	75,664	404	1,160	3,671
Class I	1,380	2,797	95	—	4,917
Shares redeemed
Class A	(5,834)	(21,133)	(202)	(1,226)	(803)
Class I	(1,178)	(4,383)	(2,804)	—	(19,780)
Change in shares
Class A	6,679	54,531	202	(66)	2,868
Class I	202	(1,586)	(2,709)	—	(14,863)
Purchases and sales of long term
investments
Purchase of securities	$150,867	$1,398,597	$8,784	$8,248	$129,431
Purchase of U.S. government securities	457,206	148,605	—	—	—
Total purchases	$608,073	$1,547,202	$8,784	$8,248	$129,431
Proceeds from sales of securities	$52,464	$952,350	$40,096	$9,363	$275,737
Proceeds from sales of U.S. government
securities	410,971	79,853	—	—	—
Total proceeds from sales	$463,435	$1,032,203	$40,096	$9,363	$275,737
Securities sold short covers	$—	$8,410	$—	$—	$—
Securities sold short proceeds	$31	$16,132	$—	$—	$—

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL iShares Tactical Growth Fund	JNL/DFA U.S. Small Cap Fund
Operations
Net investment income (loss)	$2,877	$5,438	$4,014	$438
Net realized gain (loss)	1,651	4,117	4,510	11,380
Net change in unrealized appreciation
(depreciation)	(11,760)	(29,600)	(29,656)	(27,055)
Change in net assets from operations	(7,232)	(20,045)	(21,132)	(15,237)
Distributions to shareholders
From distributable earnings
Class A	(2,903)	(8,635)	(5,580)	(13,410)
Class I	(12)	(62)	(65)	(2,878)
Total distributions to shareholders	(2,915)	(8,697)	(5,645)	(16,288)
Share transactions[1]
Proceeds from the sale of shares
Class A	39,499	38,569	50,012	41,951
Class I	1,578	2,560	3,264	16,151
Reinvestment of distributions
Class A	2,903	8,635	5,580	13,410
Class I	12	62	65	2,878
Cost of shares redeemed
Class A	(37,912)	(53,880)	(47,082)	(17,720)
Class I	(427)	(188)	(674)	(60,343)
Change in net assets from
share transactions	5,653	(4,242)	11,165	(3,673)
Change in net assets	(4,494)	(32,984)	(15,612)	(35,198)
Net assets beginning of year	133,570	289,324	221,584	129,320
Net assets end of year	$129,076	$256,340	$205,972	$94,122

[1]Share transactions
Shares sold
Class A	3,256	2,891	3,528	4,243
Class I	131	190	224	1,569
Reinvestment of distributions
Class A	249	684	417	1,614
Class I	1	5	5	346
Shares redeemed
Class A	(3,118)	(4,028)	(3,353)	(1,773)
Class I	(35)	(14)	(47)	(5,831)
Change in shares
Class A	387	(453)	592	4,084
Class I	97	181	182	(3,916)

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/DoubleLine Total Return Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/FAMCO Flex Core Covered Call Fund	JNL/Lazard International Strategic Equity Fund	JNL/Neuberger Berman Currency Fund
Operations
Net investment income (loss)	$79,361	$18,845	$2,299	$735	$870
Net realized gain (loss)	(15,190)	(18,183)	5,764	2,856	2,454
Net change in unrealized appreciation
(depreciation)	(25,053)	(26,778)	(24,543)	(23,063)	(1,738)
Change in net assets from operations	39,118	(26,116)	(16,480)	(19,472)	1,586
Distributions to shareholders
From distributable earnings
Class A	(30,126)	—	(11,586)	(120)	(151)
Class I	(46,266)	—	(44)	(380)	(3,162)
Total distributions to shareholders	(76,392)	—	(11,630)	(500)	(3,313)
Share transactions[1]
Proceeds from the sale of shares
Class A	310,629	19,751	53,062	25,691	5,286
Class I	282,855	31,502	928	104,607	36,535
Reinvestment of distributions
Class A	30,126	—	11,586	120	151
Class I	46,266	—	44	380	3,162
Cost of shares redeemed
Class A	(240,121)	(15,716)	(43,645)	(15,908)	(5,251)
Class I	(528,179)	(162,593)	(1,302)	(1,336)	(21,115)
Change in net assets from
share transactions	(98,424)	(127,056)	20,673	113,554	18,768
Change in net assets	(135,698)	(153,172)	(7,437)	93,582	17,041
Net assets beginning of year	2,387,389	403,773	149,551	57,521	80,076
Net assets end of year	$2,251,691	$250,601	$142,114	$151,103	$97,117

[1]Share transactions
Shares sold
Class A	28,896	2,065	4,334	1,959	526
Class I	26,472	3,245	75	7,664	3,601
Reinvestment of distributions
Class A	2,869	—	1,060	10	15
Class I	4,415	—	4	31	320
Shares redeemed
Class A	(22,315)	(1,653)	(3,602)	(1,224)	(522)
Class I	(49,221)	(17,232)	(103)	(109)	(2,097)
Change in shares
Class A	9,450	412	1,792	745	19
Class I	(18,334)	(13,987)	(24)	7,586	1,824

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Neuberger Berman Risk Commodity Strategy Fund(a)	JNL/Nicholas Convertible Arbitrage Fund	JNL/PIMCO Investment Grade Credit Bond Fund(b)	JNL/T. Rowe Price Capital Appreciation Fund	JNL/Mellon Equity Income Fund(c)
Operations
Net investment income (loss)	$2,627	$(91)	$15,798	$68,724	$3,353
Net realized gain (loss)	(10,940)	7,307	(9,456)	64,818	13,726
Net change in unrealized appreciation
(depreciation)	(13,961)	(5,849)	(19,039)	(147,351)	(42,908)
Change in net assets from operations	(22,274)	1,367	(12,697)	(13,809)	(25,829)
Distributions to shareholders
From distributable earnings
Class A	(64)	(1,497)	(10,929)	(104,230)	(14,850)
Class I	(845)	(2,503)	(6,011)	(11,995)	(84)
Total distributions to shareholders	(909)	(4,000)	(16,940)	(116,225)	(14,934)
Share transactions[1]
Proceeds from the sale of shares
Class A	10,717	10,635	104,961	1,405,863	78,662
Class I	197,430	6,156	34,719	79,879	92,879
Reinvestment of distributions
Class A	64	1,497	10,929	104,230	14,850
Class I	845	2,503	6,011	11,995	84
Cost of shares redeemed
Class A	(7,539)	(22,104)	(126,581)	(437,651)	(50,007)
Class I	(30,825)	(27,097)	(95,966)	(97,228)	(2,525)
Change in net assets from
share transactions	170,692	(28,410)	(65,927)	1,067,088	133,943
Change in net assets	147,509	(31,043)	(95,564)	937,054	93,180
Net assets beginning of year	16,146	186,168	516,180	2,562,638	164,427
Net assets end of year	$163,655	$155,125	$420,616	$3,499,692	$257,607

[1]Share transactions
Shares sold
Class A	931	1,045	9,264	96,031	4,603
Class I	17,237	604	3,047	5,460	5,984
Reinvestment of distributions
Class A	6	149	1,006	7,382	960
Class I	77	250	553	848	5
Shares redeemed
Class A	(675)	(2,164)	(11,153)	(30,039)	(2,961)
Class I	(2,702)	(2,656)	(8,439)	(6,614)	(159)
Change in shares
Class A	262	(970)	(883)	73,374	2,602
Class I	14,612	(1,802)	(4,839)	(306)	5,830

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Effective June 24, 2019, the name of JNL/PIMCO Investment Grade Corporate Bond Fund was changed to JNL/PIMCO Investment Grade Credit Bond Fund.
(c)	Effective June 24, 2019, the name of JNL/The Boston Company Equity Income Fund was changed to JNL/Mellon Equity Income Fund.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/The London Company Focused U.S. Equity Fund	JNL/VanEck International Gold Fund(a)	JNL/WCM Focused International Equity Fund
Operations
Net investment income (loss)	$1,062	$7	$8,605
Net realized gain (loss)	12,256	(417)	56,643
Net change in unrealized appreciation
(depreciation)	(20,577)	(8,364)	(165,340)
Change in net assets from operations	(7,259)	(8,774)	(100,092)
Distributions to shareholders
From distributable earnings
Class A	(2,839)	(2,719)	(1,350)
Class I	(10,239)	—	(41,298)
Total distributions to shareholders	(13,078)	(2,719)	(42,648)
Share transactions[1]
Proceeds from the sale of shares
Class A	7,480	14,633	51,630
Class I	6,804	122	279,733
Reinvestment of distributions
Class A	2,839	2,719	1,350
Class I	10,239	—	41,298
Cost of shares redeemed
Class A	(6,620)	(16,372)	(16,383)
Class I	(45,774)	(1,014)	(347,105)
Change in net assets from
share transactions	(25,032)	88	10,523
Change in net assets	(45,369)	(11,405)	(132,217)
Net assets beginning of year	133,493	61,175	1,457,756
Net assets end of year	$88,124	$49,770	$1,325,539

[1]Share transactions
Shares sold
Class A	506	1,685	3,671
Class I	445	12	19,380
Reinvestment of distributions
Class A	216	361	103
Class I	784	—	3,148
Shares redeemed
Class A	(442)	(1,789)	(1,148)
Class I	(3,125)	(110)	(23,455)
Change in shares
Class A	280	257	2,626
Class I	(1,896)	(98)	(927)

(a)	Consolidated Statement of Changes in Net Assets.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)		Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)

JNL iShares Tactical Growth Fund(g)(h)
Class A
06/30/19		12.73	0.13	1.57	1.70	—	—	14.43		13.35	236,870	14	0.65		0.65		1.94
12/31/18		14.38	0.25	(1.55)	(1.30)	(0.19)	(0.16)	12.73		(9.12)	203,626	43	0.65		0.65		1.77
12/31/17		12.20	0.20	2.15	2.35	(0.17)	—	14.38		19.35	221,557	29	0.67	(i)	0.99	(i)	1.53
12/31/16		12.06	0.20	0.79	0.99	(0.16)	(0.69)	12.20		8.48	174,347	66	0.67		1.12		1.63
12/31/15		12.41	0.21	(0.20)	0.01	(0.13)	(0.23)	12.06		0.00	144,077	142	0.74		1.15		1.68
12/31/14		12.41	0.19	0.38	0.57	(0.08)	(0.49)	12.41		4.56	105,071	105	0.92		1.22		1.54

Class I
06/30/19		12.76	0.16	1.56	1.72	—	—	14.48		13.48	2,981	14	0.35		0.35		2.29
12/31/18		14.40	0.40	(1.66)	(1.26)	(0.22)	(0.16)	12.76		(8.85)	2,346	43	0.35		0.35		2.80
12/31/17	‡‡	13.57	0.11	0.72	0.83	—	—	14.40		6.12	27	29	0.35		0.35		2.94

JNL iShares Tactical Moderate Fund(g)(h)
Class A
06/30/19		11.37	0.13	0.91	1.04	—	—	12.41		9.15	144,583	22	0.65		0.65		2.14
12/31/18		12.29	0.26	(0.91)	(0.65)	(0.20)	(0.07)	11.37		(5.35)	127,965	54	0.65		0.65		2.16
12/31/17		11.19	0.21	1.07	1.28	(0.18)	—	12.29		11.45	133,569	37	0.67	(i)	0.99	(i)	1.75
12/31/16		10.94	0.20	0.41	0.61	(0.14)	(0.22)	11.19		5.57	114,251	43	0.67		1.12		1.83
12/31/15		11.09	0.23	(0.19)	0.04	(0.11)	(0.08)	10.94		0.28	81,690	151	0.73		1.14		2.01
12/31/14		11.01	0.18	0.27	0.45	(0.09)	(0.28)	11.09		4.03	51,221	85	0.92		1.22		1.65

Class I
06/30/19		11.41	0.15	0.91	1.06	—	—	12.47		9.29	1,616	22	0.35		0.35		2.50
12/31/18		12.32	0.42	(1.04)	(0.62)	(0.22)	(0.07)	11.41		(5.05)	1,111	54	0.35		0.35		3.46
12/31/17	‡‡	11.89	0.11	0.32	0.43	—	—	12.32		3.62	1	37	—		—		3.42

JNL iShares Tactical Moderate Growth Fund(g)(h)
Class A
06/30/19		12.18	0.13	1.25	1.38	—	—	13.56		11.33	279,714	15	0.65		0.65		2.00
12/31/18		13.58	0.26	(1.23)	(0.97)	(0.22)	(0.21)	12.18		(7.28)	254,058	45	0.65		0.65		1.93
12/31/17		11.90	0.21	1.65	1.86	(0.18)	—	13.58		15.72	289,246	37	0.67	(i)	1.00	(i)	1.64
12/31/16		11.67	0.21	0.60	0.81	(0.15)	(0.43)	11.90		7.04	246,089	50	0.67		1.12		1.74
12/31/15		11.91	0.23	(0.20)	0.03	(0.11)	(0.16)	11.67		0.15	190,999	138	0.73		1.14		1.91
12/31/14		11.84	0.19	0.35	0.54	(0.08)	(0.39)	11.91		4.53	120,281	88	0.92		1.22		1.55

Class I
06/30/19		12.21	0.16	1.24	1.40	—	—	13.61		11.47	3,121	15	0.35		0.35		2.41
12/31/18		13.59	0.43	(1.35)	(0.92)	(0.25)	(0.21)	12.21		(6.91)	2,282	45	0.35		0.35		3.22
12/31/17	‡‡	12.97	0.06	0.56	0.62	—	—	13.59		4.78	78	37	0.38		0.38		1.52

JNL/DFA U.S. Small Cap Fund(g)
Class A
06/30/19		7.42	0.02	1.03	1.05	—	—	8.47		14.15	115,844	22	1.05		1.05		0.43
12/31/18		10.33	0.03	(1.26)	(1.23)	(0.04)	(1.64)	7.42		(13.68)	78,485	38	1.06		1.06		0.34
12/31/17		9.72	0.01	0.95	0.96	(0.02)	(0.33)	10.33		10.15	67,066	61	1.15		1.15		0.07
12/31/16		8.30	0.02	2.09	2.11	(0.02)	(0.67)	9.72		26.75	113,318	20	1.17		1.17		0.29
12/31/15		13.48	0.03	(0.48)	(0.45)	—	(4.73)	8.30	(j)	(4.84)	82,665	21	1.20		1.20		0.20
12/31/14		14.39	(0.01)	0.28	0.27	—	(1.18)	13.48		2.05	93,215	19	1.27		1.27		(0.06)

Class I
06/30/19		7.43	0.03	1.04	1.07	—	—	8.50		14.40	3,353	22	0.70		0.75		0.68
12/31/18		10.34	0.06	(1.26)	(1.20)	(0.07)	(1.64)	7.43		(13.37)	15,637	38	0.71		0.76		0.62
12/31/17	‡‡	9.69	0.02	0.63	0.65	—	—	10.34		6.71	62,254	61	0.76		0.81		0.66

JNL/DoubleLine Total Return Fund(g)
Class A
06/30/19		10.67	0.19	0.26	0.45	—	—	11.12		4.22	1,053,672	10	0.82		0.82		3.53
12/31/18		10.85	0.37	(0.19)	0.18	(0.36)	—	10.67		1.71	952,987	26	0.83		0.83		3.48
12/31/17		10.70	0.35	0.09	0.44	(0.29)	—	10.85		4.16	866,061	21	0.84		0.84		3.19
12/31/16		10.65	0.32	(0.10)	0.22	(0.17)	—	10.70		2.05	2,561,009	18	0.83		0.84		2.97
12/31/15		10.62	0.35	(0.17)	0.18	(0.15)	—	10.65		1.69	1,773,484	17	0.83		0.88		3.28
12/31/14		10.00	0.33	0.32	0.65	(0.03)	—	10.62		6.49	1,220,318	14	0.85		0.97		3.18

Class I
06/30/19		10.66	0.21	0.26	0.47	—	—	11.13		4.41	1,461,671	10	0.52		0.52		3.84
12/31/18		10.85	0.41	(0.19)	0.22	(0.41)	—	10.66		2.11	1,298,704	26	0.53		0.53		3.77
12/31/17	‡‡	10.82	0.11	(0.08)	0.03	—	—	10.85		0.28	1,521,328	21	0.57		0.57		3.68

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from						Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)		Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund(g)
Class A
06/30/19		9.07		0.22		0.30		0.52		—		—	9.59		5.73	44,580	43	1.31	(k)	1.31	(k)	4.88
12/31/18		9.81		0.48		(1.22)		(0.74)		—		—	9.07		(7.54)	45,720	84	1.28	(k)	1.28	(k)	4.99
12/31/17		9.69		0.41		0.08		0.49		(0.37)		—	9.81		5.15	45,407	78	1.38	(i)(k)	1.41	(i)(k)	4.19
12/31/16		9.54		0.45		0.17		0.62		(0.47)		—	9.69		6.46	428,256	86	1.39	(k)	1.41	(k)	4.69
12/31/15		9.97		0.43		(0.23)		0.20		(0.63)		—	9.54		2.01	464,738	78	1.44	(k)	1.44	(k)	4.22
12/31/14		9.52		0.32		0.13		0.45		—		—	9.97		4.73	420,170	91	1.59	(k)	1.59	(k)	3.26

Class I
06/30/19		9.11		0.24		0.29		0.53		—		—	9.64		5.82	180,155	43	1.01	(k)	1.01	(k)	5.19
12/31/18		9.83		0.51		(1.23)		(0.72)		—		—	9.11		(7.32)	204,881	84	0.98	(k)	0.98	(k)	5.31
12/31/17	‡‡	9.63		0.15		0.05		0.20		—		—	9.83		2.08	358,366	78	1.23	(i)(k)	1.23	(i)(k)	5.67

JNL/FAMCO Flex Core Covered Call Fund(g)
Class A
06/30/19		10.36		0.08		1.38		1.46		—		—	11.82		14.09	154,858	21	0.95		0.95		1.51
12/31/18		12.51		0.18		(1.42)		(1.24)		(0.14)		(0.77)	10.36		(10.28)	141,511	60	0.96		0.96		1.47
12/31/17		11.66		0.17		1.16		1.33		(0.22)		(0.26)	12.51		11.62	148,531	73	0.98		0.98		1.37
12/31/16		11.59		0.21		0.70		0.91		(0.34)		(0.51)	11.66		8.09	128,716	64	0.97		0.97		1.82
12/31/15		12.35		0.21		(0.60)		(0.39)		(0.22)		(0.15)	11.59		(3.21)	157,104	53	1.01		1.01		1.72
12/31/14		11.35		0.18		0.82		1.00		(0.00)	(l)	—	12.35		8.84	247,924	53	1.07		1.07		1.52

Class I
06/30/19		10.38		0.10		1.38		1.48		—		—	11.86		14.26	818	21	0.65		0.65		1.82
12/31/18		12.52		0.20		(1.41)		(1.21)		(0.16)		(0.77)	10.38		(10.01)	603	60	0.66		0.66		1.66
12/31/17	‡‡	11.97		0.05		0.50		0.55		—		—	12.52		4.59	1,020	73	0.70		0.70		1.44

JNL/Lazard International Strategic Equity Fund(g)
Class A
06/30/19		11.93		0.19		1.62		1.81		—		—	13.74		15.17	73,472	15	1.15		1.15		2.93
12/31/18		13.30		0.14		(1.49)		(1.35)		(0.02)		—	11.93		(10.12)	60,426	38	1.15		1.15		1.06
12/31/17		10.60		0.10		2.87		2.97		(0.27)		—	13.30		28.19	57,473	43	1.18		1.18		0.84
12/31/16		11.85		0.14		(0.73)		(0.59)		(0.14)		(0.52)	10.60		(5.13)	71,049	42	1.17		1.17		1.23
12/31/15		11.43		0.11		0.40		0.51		(0.09)		—	11.85		4.41	123,226	63	1.20		1.20		0.91
12/31/14		11.60		0.12		(0.28)		(0.16)		—		(0.01)	11.43		(1.42)	123,861	40	1.27		1.27		1.02

Class I
06/30/19		11.95		0.21		1.62		1.83		—		—	13.78		15.31	106,472	15	0.85		0.85		3.21
12/31/18		13.31		0.06		(1.37)		(1.31)		(0.05)		—	11.95		(9.84)	90,677	38	0.85		0.85		0.45
12/31/17	‡‡	12.45		0.06		0.80		0.86		—		—	13.31		6.91	48	43	0.90		0.90		1.62

JNL/Mellon Equity Income Fund(g)
Class A
06/30/19		14.29		0.15		2.19		2.34		—		—	16.63		16.38	228,378	28	0.91		0.91		1.89
12/31/18		17.17		0.28		(1.82)		(1.54)		(0.19)		(1.15)	14.29		(9.61)	174,006	65	0.91		0.91		1.65
12/31/17		15.38		0.23		2.12		2.35		(0.25)		(0.31)	17.17		15.66	164,350	63	0.93		0.93		1.45
12/31/16		13.70		0.26		2.20		2.46		(0.14)		(0.63)	15.38		18.55	131,631	66	0.92		0.92		1.86
12/31/15		14.36		0.21		(0.44)		(0.23)		(0.07)		(0.36)	13.70		(1.72)	122,699	70	0.94		0.94		1.47
12/31/14		13.38		0.17		1.32		1.49		(0.01)		(0.50)	14.36		11.07	61,463	47	1.02		1.02		1.21

Class I
06/30/19		14.33		0.18		2.19		2.37		—		—	16.70		16.54	127,491	28	0.61		0.61		2.23
12/31/18		17.18		0.36		(1.85)		(1.49)		(0.21)		(1.15)	14.33		(9.27)	83,601	65	0.61		0.61		2.38
12/31/17	‡‡	15.80		0.04		1.34		1.38		—		—	17.18		8.73	77	63	0.67		0.67		0.83

JNL/Neuberger Berman Commodity Strategy Fund(g)(m)(n)
Class A
06/30/19		10.02		0.10		0.73		0.83		—		—	10.85		8.28	16,591	50	0.90		0.90		1.97
12/31/18		11.24		0.15		(1.33)		(1.18)		(0.04)		—	10.02		(10.56)	15,918	121	0.92		0.92		1.36
12/31/17		12.97		0.03		0.67		0.70		(2.43)		—	11.24		6.47	14,911	113	0.99		0.99		0.27
12/31/16		11.61	(o)	(0.03)	(o)	1.39	(o)	1.36	(o)	—		—	12.97		11.81	20,505	22	0.99		0.99		(0.24)
12/31/15		15.49	(o)	(0.09)	(o)	(3.79)	(o)	(3.88)	(o)	—		—	11.61	(o)	(25.06)	49,912	13	1.01		1.01		(0.63)
12/31/14	*	20.00	(o)	(0.10)	(o)	(4.41)	(o)	(4.51)	(o)	—		—	15.49	(o)	(22.60)	179,950	49	1.07		1.07		(0.80)

Class I
06/30/19		10.04		0.12		0.73		0.85		—		—	10.89		8.47	95,159	50	0.60		0.60		2.28
12/31/18		11.24		0.20		(1.34)		(1.14)		(0.06)		—	10.04		(10.22)	147,737	121	0.62		0.62		1.76
12/31/17	‡‡	10.68		0.02		0.54		0.56		—		—	11.24		5.24	1,235	113	0.71		0.71		0.77

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Neuberger Berman Currency Fund(g)
Class A
06/30/19		10.02	0.07	0.06	0.13	—		—		10.15	1.30	12,887	0	1.00		1.00		1.31
12/31/18		9.98	0.07	0.10	0.17	(0.13)		—		10.02	1.72	12,355	0	1.02		1.02		0.70
12/31/17		9.76	(0.03)	0.25	0.22	—		—		9.98	2.25	12,129	0	1.07		1.07		(0.34)
12/31/16		10.14	(0.08)	(0.08)	(0.16)	(0.22)		—		9.76	(1.60)	210,160	0	1.07		1.07		(0.74)
12/31/15		10.13	(0.10)	0.29	0.19	(0.18)		(0.00)	(l)	10.14	1.89	228,687	0	1.10		1.10		(0.97)
12/31/14		9.80	(0.11)	0.44	0.33	—		—		10.13	3.37	192,626	0	1.17		1.17		(1.09)

Class I
06/30/19		9.83	0.08	0.07	0.15	—		—		9.98	1.53	61,558	0	0.70		0.70		1.61
12/31/18		10.00	0.11	0.08	0.19	(0.36)		—		9.83	1.85	84,762	0	0.72		0.72		1.05
12/31/17	‡‡	9.98	0.01	0.01	0.02	—		—		10.00	0.20	67,947	0	0.84		0.84		0.28

JNL/Nicholas Convertible Arbitrage Fund(g)
Class A
06/30/19		9.96	0.02	0.54	0.56	—		—		10.52	5.62	69,008	73	1.36	(k)	1.36	(k)	0.29
12/31/18		10.13	(0.02)	0.06	0.04	(0.21)		—		9.96	0.42	71,251	95	1.34	(k)	1.34	(k)	(0.22)
12/31/17		10.05	(0.15)	0.65	0.50	(0.42)		—		10.13	4.95	82,259	92	1.36	(i)(k)	1.38	(i)(k)	(1.49)
12/31/16		9.76	(0.19)	0.53	0.34	(0.05)		—		10.05	3.46	377,861	76	1.49	(k)	1.50	(k)	(1.88)
12/31/15		10.17	(0.28)	(0.02)	(0.30)	(0.11)		—		9.76	(2.96)	461,453	113	1.59	(k)	1.59	(k)	(2.70)
12/31/14		10.55	(0.42)	0.30	(0.12)	(0.08)		(0.18)		10.17	(1.07)	436,751	116	1.84	(k)	1.84	(k)	(3.98)

Class I
06/30/19		9.93	0.03	0.54	0.57	—		—		10.50	5.74	83,034	73	1.06	(k)	1.06	(k)	0.59
12/31/18		10.13	0.01	0.08	0.09	(0.29)		—		9.93	0.86	83,874	95	1.04	(k)	1.04	(k)	0.08
12/31/17	‡‡	10.08	(0.02)	0.07	0.05	—		—		10.13	0.50	103,909	92	1.15	(i)(k)	1.15	(i)(k)	(0.74)

JNL/PIMCO Investment Grade Credit Bond Fund(g)(n)
Class A
06/30/19		10.97	0.20	0.91	1.11	—		—		12.08	10.12	391,081	85	0.77	(k)	0.77	(k)	3.47
12/31/18		11.71	0.39	(0.69)	(0.30)	(0.33)		(0.11)		10.97	(2.56)	281,787	150	0.91	(k)	0.91	(k)	3.41
12/31/17		11.19	0.36	0.42	0.78	(0.23)		(0.03)		11.71	6.97	311,231	121	0.89		0.89		3.08
12/31/16		10.62	0.30	0.38	0.68	(0.11)		—		11.19	6.34	371,627	125	0.77		0.77		2.69
12/31/15		10.94	0.29	(0.39)	(0.10)	(0.22)		—		10.62	(0.95)	118,556	145	0.81		0.81		2.65
12/31/14		10.17	0.23	0.54	0.77	(0.00)	(l)	—		10.94	7.61	88,511	100	0.87		0.87		2.16

Class I
06/30/19		10.98	0.22	0.91	1.13	—		—		12.11	10.29	155,602	85	0.47	(k)	0.47	(k)	3.77
12/31/18		11.72	0.42	(0.68)	(0.26)	(0.37)		(0.11)		10.98	(2.26)	138,829	150	0.61	(k)	0.61	(k)	3.70
12/31/17	‡‡	11.65	0.11	(0.04)	0.07	—		—		11.72	0.60	204,949	121	0.67		0.67		3.39

JNL/T. Rowe Price Capital Appreciation Fund(g)
Class A
06/30/19		13.88	0.11	2.27	2.38	—		—		16.26	17.15	4,589,875	26	0.98	(p)	0.98		1.50
12/31/18		14.31	0.32	(0.26)	0.06	(0.08)		(0.41)		13.88	0.40	3,160,575	64	1.00	(p)	1.01		2.18
12/31/17		12.65	0.12	1.75	1.87	(0.10)		(0.11)		14.31	14.80	2,209,139	67	1.05	(p)	1.05		0.87
12/31/16		11.88	0.15	0.77	0.92	(0.03)		(0.12)		12.65	7.77	1,291,509	62	1.06	(p)	1.06		1.20
12/31/15		11.38	0.10	0.42	0.52	(0.00)	(l)	(0.02)		11.88	4.60	650,959	69	1.03	(p)	1.08		0.87
12/31/14		10.51	0.09	1.13	1.22	(0.06)		(0.29)		11.38	11.63	112,930	82	1.03	(p)	1.17		0.79

Class I
06/30/19		13.91	0.14	2.27	2.41	—		—		16.32	17.33	372,034	26	0.68	(p)	0.68		1.79
12/31/18		14.32	0.36	(0.26)	0.10	(0.10)		(0.41)		13.91	0.67	339,117	64	0.70	(p)	0.71		2.46
12/31/17	‡‡	13.86	0.05	0.41	0.46	—		—		14.32	3.32	353,499	67	0.76	(p)	0.76		1.21

JNL/The London Company Focused U.S. Equity Fund(g)
Class A
06/30/19		12.22	0.05	1.37	1.42	—		—		13.64	11.62	29,498	12	1.03		1.03		0.72
12/31/18		15.04	0.10	(1.23)	(1.13)	(0.01)		(1.68)		12.22	(8.29)	23,945	18	1.04		1.04		0.70
12/31/17		12.91	0.07	2.15	2.22	(0.09)		—		15.04	17.30	25,281	23	1.07		1.07		0.54
12/31/16		11.13	0.08	1.77	1.85	(0.07)		—		12.91	16.65	165,696	11	1.07		1.07		0.66
12/31/15		11.35	0.09	(0.25)	(0.16)	(0.02)		(0.04)		11.13	(1.42)	148,248	27	1.05		1.09		0.77
12/31/14		10.97	0.07	0.31	0.38	(0.00)	(l)	(0.00)	(l)	11.35	3.52	82,804	14	1.06		1.17		0.66

Class I
06/30/19		12.13	0.06	1.38	1.44	—		—		13.57	11.87	35,034	12	0.73		0.73		0.99
12/31/18		15.06	0.15	(1.24)	(1.09)	(0.16)		(1.68)		12.13	(8.09)	64,179	18	0.74		0.74		0.97
12/31/17	‡‡	13.86	0.03	1.17	1.20	—		—		15.06	8.66	108,212	23	0.81		0.81		0.80

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/VanEck International Gold Fund(g)(m)
Class A
06/30/19		8.15		0.01		1.84		1.85		—		—		10.00		22.70	60,442	16	1.15		1.15		0.29
12/31/18		10.28		0.00		(1.63)		(1.63)		(0.50)		—		8.15		(15.47)	49,770	34	1.16		1.16		0.01
12/31/17		9.47		(0.05)		1.32		1.27		(0.46)		—		10.28		13.40	60,168	32	1.18		1.18		(0.46)
12/31/16		6.23	(o)	(0.06)	(o)	3.36	(o)	3.30	(o)	(0.06)		—		9.47		53.05	57,574	39	1.17		1.17		(0.58)
12/31/15		8.78	(o)	(0.04)	(o)	(2.27)	(o)	(2.31)	(o)	(0.24)	(o)	—		6.23	(o)	(26.59)	26,796	37	1.22		1.22		(0.45)
12/31/14		9.38	(o)	(0.07)	(o)	(0.50)	(o)	(0.57)	(o)	(0.03)	(o)	—		8.78	(o)	(6.13)	81,447	55	1.27		1.27		(0.62)

Class I
06/30/19		8.16		0.02		1.86		1.88		—		—		10.04		23.04	1	16	0.85		0.85		0.58
12/31/18		10.29		0.02		(1.62)		(1.60)		(0.53)		—		8.16		(15.18)	—	34	0.86		0.86		0.20
12/31/17	‡‡	10.27		(0.01)		0.03		0.02		—		—		10.29		0.19	1,007	32	0.91		0.91		(0.48)

JNL/WCM Focused International Equity Fund(g)
Class A
06/30/19		12.94		0.06		3.07		3.13		—		—		16.07		24.19	125,461	10	1.12		1.12		0.82
12/31/18		14.44		0.03		(1.16)		(1.13)		—		(0.37)		12.94		(7.85)	63,899	29	1.12		1.12		0.24
12/31/17		11.01		0.09		3.39		3.48		(0.04)		(0.01)		14.44		31.65	33,381	29	1.14	(i)	1.15	(i)	0.74
12/31/16		11.02		0.05		(0.04)		0.01		(0.01)		(0.01)		11.01		0.12	1,008,629	22	1.17		1.17		0.44
12/31/15		10.42		0.03		0.57		0.60		(0.00)	(l)	—		11.02		5.78	803,784	26	1.18		1.18		0.28
12/31/14		10.52		0.02		(0.12)		(0.10)		—		(0.00)	(l)	10.42		(0.94)	233,928	18	1.25		1.27		0.19

Class I
06/30/19		12.93		0.07		3.08		3.15		—		—		16.08		24.36	1,330,210	10	0.82		0.82		0.98
12/31/18		14.46		0.09		(1.18)		(1.09)		(0.07)		(0.37)		12.93		(7.57)	1,261,640	29	0.82		0.82		0.59
12/31/17	‡‡	13.80		0.01		0.65		0.66		—		—		14.46		4.78	1,424,375	29	0.86	(i)	0.87	(i)	0.17

*		Commencement of operations was as follows: April 28, 2014 - JNL/Neuberger Berman Risk Commodity Strategy Fund.
‡‡		Effective September 25, 2017, Class I shares were offered by the Fund.
(a)		Annualized for periods less than one year.
(b)

Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the Underlying Fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

(c)		Calculated using the average shares method.
(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(f)

The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(h)		Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses.
(i)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.

(j)		The Net Asset Value for the year ended December 31, 2015 decreased due to significant distributions paid by the Fund.
(k)		The net and total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for the following Funds were as follows:
	June 30, 2019 (%)	December 31, 2018 (%)	December 31, 2017 (%)	December 31, 2016 (%)	December 31, 2015 (%)	December 31, 2014 (%)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Class A – Net expenses / Total Expenses [2,3]	1.26	1.27	1.28/1.31	1.30/1.32	1.36	1.43
Class I [3]	0.96	0.97	1.14	N/A	N/A	N/A
JNL/Nicholas Convertible Arbitrage Fund
Class A – Net expenses / Total Expenses [1,3]	1.18	1.18	1.21/1.23	1.21/1.22	1.25	1.31
Class I [3]	0.88	0.88	0.95	N/A	N/A	N/A
JNL/PIMCO Investment Grade Credit Bond Fund
Class A – Net expenses / Total Expenses	0.75	0.75	0.76	0.76	0.80	0.87

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

	June 30, 2019 (%)	December 31, 2018 (%)	December 31, 2017 (%)	December 31, 2016 (%)	December 31, 2015 (%)	December 31, 2014 (%)
Class I – Net expenses / Total Expenses	0.45	0.45	0.54	N/A	N/A	N/A

[1] Effective September 19, 2016, JNL/Nicholas Convertible Arbitrage Fund voluntarily began waiving a portion of advisory fees. Effective September 25, 2017, the voluntary advisory fee waiver was discontinued.

[2] Effective January 1, 2016, JNL/Eaton Vance Global Macro Absolute Return Advantage Fund voluntarily began waiving a portion of advisory fees. Effective September 25, 2017, the voluntary advisory fee waiver was discontinued.

[3] Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.

(l)	Amount represents less than $0.005.
(m)	Consolidated Financial Statements.
(n)

Effective June 24, 2019, JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund name was changed to JNL/Neuberger Berman Commodity Strategy Fund and JNL/PIMCO Investment Grade Corporate Bond Fund name was changed to JNL/PIMCO Investment Grade Credit Bond Fund.

(o)

On May 6, 2016, JNL/Neuberger Berman Commodity Strategy Fund and JNL/VanEck International Gold Fund each effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.

(p)

The ratios of net expenses to average net assets for JNL/T.Rowe Price Capital Appreciation Fund includes a reimbursement for advisory fees related to advisory fees earned on an affiliated investment held by the Fund.

See accompanying Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

NOTE 1. ORGANIZATION

Jackson Variable Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated September 7, 2011, as amended and restated April 27, 2015 and amended September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2019 consisted of twenty-two (22) separate funds. Information in these financial statements pertains to seventeen (17) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund's Sub-Advisers are:

Fund:	Sub-Adviser(s):
JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund and JNL iShares Tactical Growth Fund. These Funds are collectively known as "JNL iShares Tactical Funds".	Mellon Investments Corporation
JNL/DFA U.S. Small Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine Total Return Fund	DoubleLine Capital LP
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	Eaton Vance Management
JNL/FAMCO Flex Core Covered Call Fund	Ziegler Capital Management, LLC
JNL/Lazard International Strategic Equity Fund	Lazard Asset Management LLC
JNL/Mellon Equity Income Fund	Mellon Investments Corporation
JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Currency Fund	Neuberger Berman Investment Advisers LLC
JNL/Nicholas Convertible Arbitrage Fund	Nicholas Investment Partners, L.P.
JNL/PIMCO Investment Grade Credit Bond Fund	Pacific Investment Management Company LLC
JNL/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Associates, Inc.
JNL/The London Company Focused U.S. Equity Fund	The London Company of Virginia, LLC
JNL/VanEck International Gold Fund	Van Eck Associates Corporation
JNL/WCM Focused International Equity Fund	WCM Investment Management

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/The London Company Focused U.S. Equity Fund and JNL/VanEck International Gold Fund.

Each Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Effective June 24, 2019, JNL/PIMCO Investment Grade Corporate Bond Fund, JNL/The Boston Company Equity Income Fund and JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund names were changed to JNL/PIMCO Investment Grade Credit Bond Fund, JNL/Mellon Equity Income Fund, and JNL/Neuberger Berman Commodity Strategy Fund, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Derivatives, including swaps and certain types of over-the-counter options, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as Deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period’s change in deferred foreign capital gains tax liability are recorded in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation. The accompanying financial statements and Schedules of Investments for the Funds below have each been consolidated to include the account of each respective Subsidiary indicated. Each Subsidiary is a wholly owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments and collateral. Each Subsidiary allows each respective Fund to gain investment exposure to commodity-related instruments and meet regulated investment company (“RIC”) tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. Each Fund may invest up to 25% of its total assets in its Subsidiary, which generally may invest without limitation in commodity-related instruments and collateral. Intercompany accounts and transactions have been eliminated. Each Subsidiary has the same Sub-Adviser as the Fund and is generally subject to the same investment policies and restrictions as the Fund. Subsequent references to the Funds within the Notes to the Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries. JNL/VanEck International Gold Fund Ltd. was a wholly owned Cayman Islands domiciled subsidiary of JNL/VanEck International Gold Fund and in prior years, the financial statements and Schedules of Investments for the Fund were consolidated to include the account of the Subsidiary. Effective April 29, 2019, the Subsidiary was liquidated, and the remaining assets distributed to the parent Fund. As a result, the financial statements and Schedules of Investments for this Fund are no longer consolidated.

The Financial Statements and Schedules of Investments for the Funds below have been consolidated to include the account of their respective Subsidiary as of June 30, 2019.

Fund	Subsidiary	Percentage of Net Assets (%)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Ltd.	0.5
JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Commodity Strategy Fund Ltd.	20.6

The JNL/Eaton Vance Global Macro Absolute Return Advantage Fund and the JNL/Neuberger Berman Commodity Strategy Fund file their annual reports with the National Futures Association (“NFA”) and no further disclosures are required for the consolidated financial statements for these Funds.

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

Recent Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU modify the disclosure requirements on fair value measurements. Among the requirements, entities will be required to make additional disclosures about significant unobservable inputs in developing Level 3 fair value measurements and are permitted to remove disclosure of the amount and reason for transfers between Level 1 and Level 2. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has elected early adoption for the removal of the transfers between Level 1 and Level 2 disclosure and is currently evaluating the impact that the remainder of the ASU will have on the Funds’ financial statements.

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2019 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL iShares Tactical Growth Fund
Assets - Securities
Investment Companies	235,302	—	—	—	235,302
Short Term Investments	18,506	—	—	—	18,506
	253,808	—	—	—	253,808
JNL iShares Tactical Moderate Fund
Assets - Securities
Investment Companies	138,316	—	—	—	138,316
Short Term Investments	14,132	—	—	—	14,132
	152,448	—	—	—	152,448
JNL iShares Tactical Moderate Growth Fund
Assets - Securities
Investment Companies	272,333	—	—	—	272,333
Short Term Investments	18,854	—	—	—	18,854
	291,187	—	—	—	291,187
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	118,906	—	—	—	118,906
Rights	9	—	2	—	11
Preferred Stocks	10	—	—	—	10
Short Term Investments	3,887	—	—	—	3,887
	122,812	—	2	—	122,814
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,331,554	—	—	1,331,554
Non-U.S. Government Agency Asset-Backed Securities	—	1,115,108	—	—	1,115,108
Short Term Investments	120,551	—	—	—	120,551
	120,551	2,446,662	—	—	2,567,213

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets - Securities
Government And Agency Obligations	—	136,418	—	—	136,418
Common Stocks	729	12,590	—	—	13,319
Senior Loan Interests	—	4,468	6,511	—	10,979
Corporate Bonds And Notes	—	5,645	—	—	5,645
Short Term Investments	—	34,529	—	—	34,529
	729	193,650	6,511	—	200,890
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	249	—	—	—	249
Centrally Cleared Interest Rate Swap Agreements	—	4,053	—	—	4,053
Centrally Cleared Credit Default Swap Agreements	—	62	—	—	62
OTC Purchased Options	—	5,946	—	—	5,946
Open Forward Foreign Currency Contracts	—	8,100	—	—	8,100
OTC Interest Rate Swap Agreements	—	113	—	—	113
OTC Cross-Currency Swap Agreements	—	1	—	—	1
OTC Credit Default Swap Agreements	—	147	—	—	147
OTC Non-Deliverable Bond Forward Contracts	—	477	—	—	477
OTC Total Return Swap Agreements	—	14	—	—	14
	249	18,913	—	—	19,162
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(292)	—	—	—	(292)
Centrally Cleared Interest Rate Swap Agreements	—	(8,528)	—	—	(8,528)
Centrally Cleared Credit Default Swap Agreements	—	(396)	—	—	(396)
Open Forward Foreign Currency Contracts	—	(9,864)	—	—	(9,864)
OTC Interest Rate Swap Agreements	—	(52)	—	—	(52)
OTC Cross-Currency Swap Agreements	—	(6)	—	—	(6)
OTC Credit Default Swap Agreements	—	(2,089)	—	—	(2,089)
OTC Total Return Swap Agreements	—	(150)	—	—	(150)
	(292)	(21,085)	—	—	(21,377)
JNL/FAMCO Flex Core Covered Call Fund
Assets - Securities
Common Stocks	156,659	—	—	—	156,659
Short Term Investments	1,845	—	—	—	1,845
	158,504	—	—	—	158,504
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(2,999)	—	—	—	(2,999)
	(2,999)	—	—	—	(2,999)
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	35,762	132,503	—	—	168,265
Preferred Stocks	4,230	—	—	—	4,230
Short Term Investments	9,494	—	—	—	9,494
	49,486	132,503	—	—	181,989
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Mellon Equity Income Fund
Assets - Securities
Common Stocks	350,471	—	—	—	350,471
Short Term Investments	9,019	—	—	—	9,019
	359,490	—	—	—	359,490
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	70,394	—	—	70,394
Non-U.S. Government Agency Asset-Backed Securities	—	18,197	—	—	18,197
Short Term Investments	14,685	—	—	—	14,685
	14,685	88,591	—	—	103,276
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,200	—	—	—	2,200
	2,200	—	—	—	2,200
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,700)	—	—	—	(1,700)
	(1,700)	—	—	—	(1,700)
JNL/Neuberger Berman Currency Fund
Assets - Securities
Government And Agency Obligations	—	19,118	—	—	19,118
Short Term Investments	1,178	51,936	—	—	53,114
	1,178	71,054	—	—	72,232
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	19,923	—	—	19,923
	—	19,923	—	—	19,923

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Neuberger Berman Currency Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(19,535)	—	—	(19,535)
	—	(19,535)	—	—	(19,535)
JNL/Nicholas Convertible Arbitrage Fund
Assets - Securities
Corporate Bonds And Notes	—	145,333	—	—	145,333
Preferred Stocks	4,804	—	—	—	4,804
Short Term Investments	10,636	—	—	—	10,636
	15,440	145,333	—	—	160,773
Liabilities - Securities
Common Stocks	(55,158)	—	—	—	(55,158)
Investment Companies	(7,799)	—	—	—	(7,799)
	(62,957)	—	—	—	(62,957)
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	466,297	—	—	466,297
Government And Agency Obligations	—	150,205	—	—	150,205
Non-U.S. Government Agency Asset-Backed Securities	—	23,673	—	—	23,673
Senior Loan Interests	—	17,769	—	—	17,769
Preferred Stocks	357	—	—	—	357
Short Term Investments	4,090	—	—	—	4,090
	4,447	657,944	—	—	662,391
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,646	—	—	—	1,646
Centrally Cleared Interest Rate Swap Agreements	—	239	—	—	239
Centrally Cleared Credit Default Swap Agreements	—	644	—	—	644
OTC Purchased Options	—	—	—	—	—
Open Forward Foreign Currency Contracts	—	301	—	—	301
OTC Credit Default Swap Agreements	—	868	—	—	868
OTC Total Return Swap Agreements	—	66	—	—	66
	1,646	2,118	—	—	3,764
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(21)	—	—	—	(21)
Centrally Cleared Interest Rate Swap Agreements	—	(1,318)	—	—	(1,318)
Centrally Cleared Credit Default Swap Agreements	—	(90)	—	—	(90)
OTC Written Options	—	(9)	—	—	(9)
Open Forward Foreign Currency Contracts	—	(484)	—	—	(484)
OTC Credit Default Swap Agreements	—	(26)	—	—	(26)
	(21)	(1,927)	—	—	(1,948)
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	2,890,047	63,231	—	—	2,953,278
Corporate Bonds And Notes	—	861,471	—	—	861,471
Senior Loan Interests	—	287,543	—	—	287,543
Preferred Stocks	226,584	—	—	—	226,584
Government And Agency Obligations	—	153,372	—	—	153,372
Trust Preferreds	14,690	—	—	—	14,690
Non-U.S. Government Agency Asset-Backed Securities	—	10,386	—	—	10,386
Investment Companies	1,226	—	—	—	1,226
Short Term Investments	492,332	—	—	—	492,332
	3,624,879	1,376,003	—	—	5,000,882
Assets - Investments in Other Financial Instruments[2]
OTC Purchased Options	—	764	—	—	764
	—	764	—	—	764
Liabilities - Investments in Other Financial Instruments[2]
OTC Written Options	—	(33,314)	—	—	(33,314)
	—	(33,314)	—	—	(33,314)
JNL/The London Company Focused U.S. Equity Fund
Assets - Securities
Common Stocks	62,696	—	—	—	62,696
Short Term Investments	1,946	—	—	—	1,946
	64,642	—	—	—	64,642
JNL/VanEck International Gold Fund
Assets - Securities
Common Stocks	46,185	13,653	—	—	59,838
Warrants	—	141	—	—	141
Rights	—	5	—	—	5
Short Term Investments	3,059	—	—	—	3,059
	49,244	13,799	—	—	63,043
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
France	—	183,450	—	—	183,450
Switzerland	—	163,321	—	—	163,321
Canada	152,382	—	—	—	152,382
United States of America	151,807	—	—	—	151,807
United Kingdom	—	107,045	—	—	107,045
Ireland	85,357	—	—	—	85,357
Denmark	—	68,191	—	—	68,191
Australia	—	60,770	—	—	60,770
Japan	—	56,545	—	—	56,545
India	56,333	—	—	—	56,333
Germany	—	55,741	—	—	55,741
Hong Kong	—	55,328	—	—	55,328
China	—	50,439	—	—	50,439
Taiwan	42,890	—	—	—	42,890
Spain	—	39,990	—	—	39,990
Mexico	32,920	—	—	—	32,920
Netherlands	29,059	—	—	—	29,059
Sweden	—	27,757	—	—	27,757
Short Term Investments	58,632	—	—	—	58,632
	609,380	868,577	—	—	1,477,957

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.  Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. As of June 30, 2019, no investments were valued using the NAV per share practical expedient.

2 Derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table is a rollforward of individually significant securities by issuer Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2019:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Senior Loan Interests	4,991	—	—	(682)	—	—	4,309[3]	(682)
Senior Loan Interests	—	—	—	59	2,488	—	2,547[4]	59
JNL/VanEck International Gold Fund
Common Stocks	—	568	(568)[5]	—	—	—	—	—

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at June 30, 2019.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2019, other than those noted.

3 The fair value measurement of the senior loan interests held in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund was determined based on discounted cash flow pricing model used to value the investment. The senior loan interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the senior loan interest’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Discounted cash flow model	LIBOR Spread	1,022.27 bps

4 The fair value measurement of the senior loan interests held in JNL/Eaton Vance Global Macro Absolute Return Advantage Fund were determined based on discounted cash flow pricing model used to value the investment. The senior loan interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the senior loan interest’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Discounted cash flow model	LIBOR Spread	876.24 bps

5 During the period, the valuation of the common stock held in JNL/VanEck International Gold Fund was transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously, they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee for investment advisory services.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt or equity securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. Certain repurchase agreements used to settle short sale transactions have no stated maturity and can be terminated by either party at any time. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements or delivered to the counterparty. In certain repurchase agreements, the Fund takes possession of the underlying debt obligation. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Net interest earned on repurchase agreements is recorded as interest income and net fees paid to the seller are recorded as short holdings borrowing fees. In periods of increased demand for collateral, the Fund may pay a fee for receipt of the collateral, which may result in interest expense to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as Payable for Reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid at the Custodian or otherwise cover its obligations under reverse repurchase agreements.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2019, were as follows: JNL/Eaton Vance Global Macro Absolute Return Advantage Fund, $8,478 and 2.57%, respectively, for 94 days outstanding; and JNL/PIMCO Investment Grade Credit Bond Fund, $4,514 and 2.60%, respectively, for 106 days outstanding. The value of reverse repurchase agreements and collateral pledged at June 30, 2019 was as follows:

Collateral	Counter- party	Interest Rate Expense/ Income[1] (%)	Maturity Date	Collateral Amount ($)	Payable for Reverse Repurchase Agreement Including Interest Payable ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Kingdom of Bahrain	NSI	2.90	07/02/19	957	837
Kingdom of Bahrain	NSI	2.90	Rolling	1,655	1,447
					2,284
JNL/PIMCO Investment Grade Credit Bond Fund
U.S. Treasury Bond	NMS	2.61	07/22/19	993	927
U.S. Treasury Note	SCB	2.25	07/05/19	6,392	6,368
					7,295

1 Interest received is recorded as income to the Fund.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and a Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price. The Funds may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction. During the period between the sale and repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The JNL/PIMCO Investment Grade Credit Bond Fund had Treasury roll transactions during the period. The average daily balance (in thousands) and weighted average interest rate for Treasury roll transactions accounted for as secured borrowing transactions, for the period ended June 30, 2019, were $38,404 and 2.06%, respectively, for 181 days outstanding. At June 30, 2019, JNL/PIMCO Investment Grade Credit Bond Fund had $132 of deferred income (in thousands) included in Payable for Treasury roll transactions on the Statements of Assets and Liabilities. The following table details Treasury roll transactions outstanding as of June 30, 2019.

	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Investment Grade Credit Bond Fund
	U.S. Treasury Obligations	BOA	2.78	07/01/2019	3,912
	U.S. Treasury Obligations	BOA	2.85	07/03/2019	17,935
	U.S. Treasury Obligations	BOA	2.65	07/05/2019	7,064
	U.S. Treasury Obligations	UBS	2.59	07/09/2019	4,368
	U.S. Treasury Obligations	BNP	2.59	07/15/2019	4,968
	U.S. Treasury Obligations	UBS	2.60	07/15/2019	2,278
	U.S. Treasury Obligations	UBS	2.60	07/17/2019	6,223
	U.S. Treasury Obligations	BNP	2.61	07/23/2019	823
	U.S. Treasury Obligations	BNP	2.53	08/26/2019	897
					48,468

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities. Certain Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated in the Statements of Operations.

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers and counterparties and payable for deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Prime Brokerage Arrangements. Certain Funds may enter into Prime Brokerage Arrangements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker and offset any obligations due to the prime broker. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions. A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swap agreements (“swaptions”). An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are classified as illiquid investments.

Forward Volatility Agreements. Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined on the trade date. At expiration, the amount settled is determined based on the then current spot exchange rates, interest rates, and the relationship between the contract’s strike volatility rate and the current volatility of the underlying exchange rate. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

Futures Contracts. A Fund may buy and sell futures on equities, indices, interest rates, commodities, currencies and swaps. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically classified as illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that the Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either pay to or receive from the buyer or seller of protection an amount prescribed in that particular swap agreement. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement as disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2019. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2019. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2019.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in foreign currencies and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in securities prices and interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure. The Fund entered into currency and cross-currency swap agreements as a means of risk management and/or hedging and to obtain directional exposure to currencies. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into non-deliverable bond forward contracts to obtain exposure to or hedge changes in interest rates.

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Purchased options, at value	—	—	—	—	5,946	5,946
Forward foreign currency contracts	—	—	—	8,100	—	8,100
[8] Variation margin on futures/futures options contracts	60	—	4	—	—	64
[8] Variation margin on swap agreements	—	—	—	—	197	197
OTC swap agreements	—	147	14	1	590	752
OTC swap premiums paid	—	2,817	—	—	—	2,817
Total derivative instruments assets	60	2,964	18	8,101	6,733	17,876
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	9,864	—	9,864
[8] Variation margin on futures/futures options contracts	60	—	6	—	2	68
[8] Variation margin on swap agreements	—	22	—	—	182	204
OTC swap agreements	—	2,089	150	6	52	2,297
OTC swap premiums received	—	1,127	—	—	—	1,127
Total derivative instruments liabilities	60	3,238	156	9,870	236	13,560
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Purchased option contracts	—	—	—	52	(451)	(399)
Forward foreign currency contracts	—	—	—	2,110	—	2,110
Futures/futures options contracts	(10)	—	(14)	531	(973)	(466)
Swap agreements	—	(2,504)	54	559	(1,813)	(3,704)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	300	291	591
Forward foreign currency contracts	—	—	—	2,044	—	2,044
Futures/futures options contracts	(34)	—	156	—	278	400
Swap agreements	—	(602)	(136)	(5)	(2,489)	(3,232)

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	169	(169)	—	—	—	—
BOA	3,872	(213)	(3,045)	614	—	3,045
CGM	570	(96)	—	474	—	—
CIT	1,402	(1,402)	—	—	310	—
DUB	1,225	(621)	(589)	15	589	—
GSC	3,361	(3,361)	—	—	380	—
HSB	349	—	(349)	—	—	714
JPM	651	(651)	—	—	—	—
MSC	1,444	(247)	(1,197)	—	1,690	—
SCB	1,718	(1,718)	—	—	—	—
UBS	37	(37)	—	—	—	—
Derivatives eligible for offset	14,798	(8,515)	(5,180)	1,103
Derivatives not eligible for offset	3,078				—	—
	17,876
Derivative Liabilities by Counterparty*
BNP	1,945	(169)	(1,682)	94	—	1,682
BOA	213	(213)	—	—	—	—
CGM	96	(96)	—	—	—	—
CIT	1,565	(1,402)	—	163	—	—
DUB	621	(621)	—	—	—	—
GSC	3,988	(3,361)	—	627	—	—
JPM	795	(651)	(113)	31	—	113
MSC	247	(247)	—	—	—	—
SCB	2,463	(1,718)	(745)	—	—	1,049
TDS	6	—	—	6	—	—
UBS	222	(37)	(185)	—	—	337
Derivatives eligible for offset	12,161	(8,515)	(2,725)	921
Derivatives not eligible for offset	1,399				8,691	135
	13,560

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Non-Deliverable Bond Forward Contracts ($)
Average monthly volume	5,611	91,308	736,644	290,133	2,624	151,998	2,855	4,018

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/PIMCO Investment Grade Credit Bond Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in interest rates, inflation and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Investment Grade Credit Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	301	—	301
[8] Variation margin on futures/futures options contracts	—	—	—	—	12	12
[8] Variation margin on swap agreements	—	45	—	—	110	155
OTC swap agreements	—	868	66	—	—	934
OTC swap premiums paid	—	311	—	—	—	311
Total derivative instruments assets	—	1,224	66	301	122	1,713
Derivative instruments liabilities:
Written options, at value	—	2	—	—	7	9
Forward foreign currency contracts	—	—	—	484	—	484
[8] Variation margin on futures/futures options contracts	—	—	—	—	7	7
[8] Variation margin on swap agreements	—	4	—	—	56	60
OTC swap agreements	—	26	—	—	—	26
OTC swap premiums received	—	805	—	—	—	805
Total derivative instruments liabilities	—	837	—	484	70	1,391
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(154)	(154)
Written option contracts	—	64	—	—	252	316
Forward foreign currency contracts	—	—	—	802	—	802
Futures/futures options contracts	—	—	—	—	2,842	2,842
Swap agreements	—	630	78	—	(1,204)	(496)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	124	124
Written options	—	24	—	—	(80)	(56)
Forward foreign currency contracts	—	—	—	(27)	—	(27)
Futures/futures options contracts	—	—	—	—	20	20
Swap agreements	—	1,224	66	—	(218)	1,072

JNL/PIMCO Investment Grade Credit Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	146	(5)	—	141	—	—
BNP	203	(52)	—	151	—	—
BOA	26	(10)	(16)	—	280	—
CGM	102	—	—	102	—	—
CIT	84	(55)	—	29	—	—
CSI	34	—	—	34	—	—
DUB	57	(9)	(30)	18	30	—
GSC	327	(327)	—	—	—	—
JPM	62	(9)	(53)	—	120	—
MSC	115	—	—	115	—	—
SCB	42	(16)	—	26	—	—
UBS	37	(1)	—	36	—	—
Derivatives eligible for offset	1,235	(484)	(99)	652
Derivatives not eligible for offset	478				—	—
	1,713
Derivative Liabilities by Counterparty*
BCL	5	(5)	—	—	—	—

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
BNP	52	(52)	—	—	—	—
BOA	10	(10)	—	—	—	—
CIT	55	(55)	—	—	—	—
DUB	9	(9)	—	—	—	—
GSC	362	(327)	(35)	—	—	266
JPM	9	(9)	—	—	—	—
SCB	16	(16)	—	—	—	—
UBS	1	(1)	—	—	—	—
Derivatives eligible for offset	519	(484)	(35)	—
Derivatives not eligible for offset	872				1,817	7,441
	1,391

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	2,579	(2,574)	—	5	—	—
BNP	7,166	(6,688)	(290)	188	290	—
BOA	28,721	(28,721)	—	—	—	—
CSI	57,311	(57,178)	(133)	—	380	—
MLP	6,792	(6,788)	—	4	—	—
UBS	13,372	(12,869)	(503)	—	510	—
	115,941	(114,818)	(926)	197

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	2,574	(2,574)	—	—	—	—
BNP	6,688	(6,688)	—	—	—	—
BOA	28,911	(28,721)	—	190	—	—
CSI	57,178	(57,178)	—	—	—	—
MLP	6,788	(6,788)	—	—	—	—
UBS	12,869	(12,869)	—	—	—	—
	115,008	(114,818)	—	190

JNL/PIMCO Investment Grade Credit Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	278	82,426	78,339	40,679	—	86,563	2,100

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/T. Rowe Price Capital Appreciation Fund Derivative Strategies - The Fund entered into option contracts to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/T. Rowe Price Capital Appreciation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Purchased options, at value	—	—	764	—	—	764
Total derivative instruments assets	—	—	764	—	—	764
Derivative instruments liabilities:
Written options, at value	—	—	33,314	—	—	33,314
Total derivative instruments liabilities	—	—	33,314	—	—	33,314
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Written option contracts	—	—	5,595	—	—	5,595
Forward foreign currency contracts	—	—	—	(4)	—	(4)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	410	—	—	410
Written options	—	—	(20,410)	—	—	(20,410)

JNL/T.Rowe Price Capital Appreciation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CGM	764	(764)	—	—	—	—
Derivatives eligible for offset	764	(764)	—	—
Derivatives not eligible for offset	—				—	—
	764
Derivative Liabilities by Counterparty*
CGM	15,269	(764)	—	14,505	—	—
CSI	11,058	—	—	11,058	—	—
GSC	2,377	—	—	2,377	—	—
JPM	2,355	—	—	2,355	—	—
MLP	434	—	—	434	—	—
RDR	1,821	—	—	1,821	—	—
Derivatives eligible for offset	33,314	(764)	—	32,550
Derivatives not eligible for offset	—				—	—
	33,314

JNL/T.Rowe Price Capital Appreciation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	18,288	—	363	—	—	—	—

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

The financial instruments eligible for offset table is presented for the following Fund, which held forward foreign currency contracts with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL/Neuberger Berman Currency Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	4,466	(3,362)	(870)	234	870	—
GSC	4,256	(3,917)	(339)	—	620	—
JPM	522	(522)	—	—	—	—
RBC	1,207	(1,207)	—	—	—	—
SCB	1,102	(440)	(662)	—	1,020	—
SGB	1,933	(1,933)	—	—	150	—
SSB	6,437	(4,123)	(2,314)	—	—	2,467
Derivatives eligible for offset	19,923	(15,504)	(4,185)	234
Derivatives not eligible for offset	—				—	—
	19,923
Derivative Liabilities by Counterparty*
CGM	232	—	—	232	—	—
CIT	3,362	(3,362)	—	—	90	—
GSC	3,917	(3,917)	—	—	620	—
JPM	1,906	(522)	(1,270)	114	1,270	—
RBC	3,482	(1,207)	(1,900)	375	1,900	—
SCB	440	(440)	—	—	—	—
SGB	2,073	(1,933)	(140)	—	220	—
SSB	4,123	(4,123)	—	—	—	—
Derivatives eligible for offset	19,535	(15,504)	(3,310)	721
Derivatives not eligible for offset	—				—	—
	19,535

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

6 The derivative instruments outstanding as of June 30, 2019, as disclosed in the Schedules of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2019, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 47 in the Schedules of Investments.

The derivative strategy for Funds which held only one type of derivative during the period is as follows: JNL/FAMCO Flex Core Covered Call Fund held written options during the measurement period to generate income as a part of its overall investment strategy. JNL/Neuberger Berman Commodity Strategy Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy. JNL/Neuberger Berman Currency Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy. JNL/Lazard International Strategic Equity Fund, JNL/VanEck International Gold Fund and JNL/WCM Focused International Equity Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

The derivative instruments outstanding as of June 30, 2019, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2019, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
JNL/FAMCO Flex Core Covered Call Fund	3,692	—	—
JNL/Lazard International Strategic Equity Fund	—	—	448
JNL/Neuberger Berman Commodity Strategy Fund	—	131,141	—
JNL/Neuberger Berman Currency Fund	—	—	2,313,770
JNL/VanEck International Gold Fund	—	—	52
JNL/WCM Focused International Equity Fund	—	—	1,097

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at June 30, 2019 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

		Futures Contracts
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)
JNL/Neuberger Berman Commodity Strategy Fund	GSC	7,323	—

		Securities Sold Short
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL/Nicholas Convertible Arbitrage Fund	GSC	53,587	48,511

NOTE 7. INVESTMENT RISKS

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Sanctioned Securities Risk. Certain Funds may invest in securities issued by companies located in Russia. The U.S. Government and other governments have placed sanctions on Russia. When sanctions are placed on a country, the Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Convertible Securities Risk. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (b-billions)				Administrative Fee (b-billions)
	$0 to $1b %	$1b to $3b %	$3b to $5b %	Over $5b %	$0 to $3b %	Over $3b %
JNL iShares Tactical Growth Fund	0.20	0.15	0.14	0.13	0.15	0.13
JNL iShares Tactical Moderate Fund	0.20	0.15	0.14	0.13	0.15	0.13
JNL iShares Tactical Moderate Growth Fund	0.20	0.15	0.14	0.13	0.15	0.13
JNL/DFA U.S. Small Cap Fund	0.60	0.55	0.54	0.53	0.15	0.13
JNL/DoubleLine Total Return Fund	0.45	0.40	0.39	0.38	0.10	0.08
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	0.80 – 0.75	0.725	0.715	0.705	0.15	0.13
JNL/FAMCO Flex Core Covered Call Fund	0.50	0.45	0.44	0.43	0.15	0.13
JNL/Lazard International Strategic Equity Fund	0.70	0.65	0.64	0.63	0.15	0.13
JNL/Mellon Equity Income Fund	0.45	0.40	0.39	0.38	0.15	0.13
JNL/Neuberger Berman Commodity Strategy Fund	0.45	0.40	0.39	0.38	0.15	0.13
JNL/Neuberger Berman Currency Fund	0.55	0.50	0.49	0.48	0.15	0.13
JNL/Nicholas Convertible Arbitrage Fund	0.725	0.70	0.69	0.68	0.15	0.13
JNL/PIMCO Investment Grade Credit Bond Fund	0.35	0.30	0.29	0.28	0.10	0.08
JNL/T. Rowe Price Capital Appreciation Fund[1]	0.575 – 0.55	0.53	0.52	0.51	0.15	0.13
JNL/The London Company Focused U.S. Equity Fund	0.575 – 0.55	0.50	0.49	0.48	0.15	0.13
JNL/VanEck International Gold Fund	0.70	0.65	0.64	0.63	0.15	0.13
JNL/WCM Focused International Equity Fund	0.70 – 0.65	0.65	0.64	0.63	0.15	0.13

1 Prior to April 29, 2019, for advisory fees, the range from $0 - $1 billion was 0.575% – 0.55%, the range from $1 - $3 billion was 0.55% – 0.53%, the range from $3 - $5 billion was 0.52% and over $5 billion was 0.51%.

Advisory Fee Waivers. Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL/T. Rowe Price Capital Appreciation Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a voluntary waiver agreement, JNAM agreed to waive advisory fees of 0.02% of average daily net assets exceeding $1 billion and up to $2 billion for JNL/T.Rowe Price Capital Appreciation Fund. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as expense waiver in each Fund’s Statement of Operations. Effective April 29, 2019, the voluntary fee waiver was discontinued.

Administrative Fee Waivers. Pursuant to a contractual waiver, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Small Cap Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Fund is recorded as Expense waiver in the Fund’s Statement of Operations.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustees fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 trades are executed at current market price at the time of the transaction. There were no 17a-7 transactions that were deemed significant by the Adviser during the period ended June 30, 2019.

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities.  Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

For the period ended June 30, 2019, transactions between the Fund and JNAM, related to foreign tax reclaims, due to the Fund's partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments from JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholding Tax Reimbursed by JNAM ($)
JNL/T.Rowe Price Capital Appreciation Fund	55	10	—	45

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective May 31, 2019, the Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to May 31, 2019, the amount available under the facility was $675,000,000. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPM Chase, which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 10. FUND ACQUISITION

Tax Free Exchange. The following tables include information (in thousands) relating to the acquisition completed on June 24, 2019. The acquisition was completed by a tax free exchange of Class A and Class I shares for the acquired and acquiring Fund indicated below pursuant to a plan of reorganization approved by the Board and approved by the acquired Fund's shareholders. The purpose of the acquisition was to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Fund. The cost basis of the investments received from the acquired Fund was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Epoch Global Shareholder Yield Fund	JNL/Mellon Equity Income Fund
Class A	Class A	31,405	2,701	199,032	12,059	1,902
Class I	Class I	116	10	126,679	7,645	7

Immediately prior to the reorganization, the cost, market value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Fund were as follows:

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL/Epoch Global Shareholder Yield Fund	29,864	30,362	498

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Assuming the acquisition had been completed on January 1, 2019, the acquiring Fund’s unaudited pro forma results of operations (in thousands) for the period ended June 30, 2019, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Mellon Equity Income Fund	3,731	3,509	40,955	48,195

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed , it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund in the acquiring Fund’s Statement of Operations.

NOTE 11. INCOME TAX MATTERS

Each Fund is a separate tax payer for federal income tax purposes. JNL/DoubleLine Total Return Fund, JNL/FAMCO Flex Core Covered Call Fund, JNL/Mellon Equity Income Fund, JNL/Neuberger Berman Currency Fund, JNL/Nicholas Convertible Arbitrage Fund, JNL/T. Rowe Price Capital Appreciation Fund and JNL/VanEck International Gold Fund are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes.

Each Fund, except those that are treated as a partnership for federal income tax purposes, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. These Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

Reporting as a Consolidated Fund is not recognized for federal income tax purposes. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Internal Revenue Code of 1986 and each CFC's taxable income is calculated separately from the relevant Consolidated Fund’s taxable income. Net losses of the Subsidiaries may not be deductible by the Funds either in the current period or future periods.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or Real Estate Investment Trusts ("REIT”) securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2018, the following Funds had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	1,180	8,102	9,282
JNL/Neuberger Berman Commodity Strategy Fund	—	23	23
JNL/PIMCO Investment Grade Credit Bond Fund	4,135	3,612	7,747

As of June 30, 2019, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL iShares Tactical Growth Fund	229,383	25,267	(842)	24,425
JNL iShares Tactical Moderate Fund	144,108	8,752	(412)	8,340
JNL iShares Tactical Moderate Growth Fund	264,690	27,237	(740)	26,497
JNL/DFA U.S. Small Cap Fund	119,303	18,820	(15,309)	3,511
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	201,245	10,583	(10,938)	(355)
JNL/Lazard International Strategic Equity Fund	173,514	17,141	(8,666)	8,475
JNL/Neuberger Berman Commodity Strategy Fund	103,168	142	(34)	108
JNL/PIMCO Investment Grade Credit Bond Fund	650,138	14,735	(2,482)	12,253
JNL/The London Company Focused U.S. Equity Fund	52,488	14,193	(2,039)	12,154
JNL/WCM Focused International Equity Fund	1,068,173	421,008	(11,224)	409,784

Jackson Variable Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

As of June 30, 2019, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives were as follows:

	Tax Cost/ Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Futures/Futures Options Contracts	(20)	249	(272)	(23)
Forward Foreign Currency Contracts	(2,321)	8,100	(7,543)	557
Swap Agreements	1,186	10,960	(16,594)	(5,634)
Purchased Options	5,614	1,113	(781)	332
JNL/Lazard International Strategic Equity Fund
Forward Foreign Currency Contracts	—	—	—	—
JNL/Neuberger Berman Commodity Strategy Fund
Futures/Futures Options Contracts	111,633	2,200	(1,700)	500
JNL/PIMCO Investment Grade Credit Bond Fund
Futures/Futures Options Contracts	1,625	21	(21)	—
Forward Foreign Currency Contracts	(212)	301	(272)	29
Swap Agreements	1,049	3,812	(3,520)	292
Purchased Options	62	—	(61)	(61)
Written Options	(82)	77	(5)	72

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2018 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL iShares Tactical Moderate Fund	2,670	245	—
JNL iShares Tactical Moderate Growth Fund	6,183	2,514	—
JNL iShares Tactical Growth Fund	4,405	1,240	—
JNL/DFA U.S. Small Cap Fund	1,367	14,921	—
JNL/DoubleLine Total Return Fund	76,392	—	—
JNL/FAMCO Flex Core Covered Call Fund	11,532	98	—
JNL/Lazard International Strategic Equity Fund	500	—	—
JNL/Neuberger Berman Currency Fund	3,313	—	—
JNL/Neuberger Berman Commodity Strategy Fund	909	—	—
JNL/Nicholas Convertible Arbitrage Fund	4,000	—	—
JNL/PIMCO Investment Grade Credit Bond Fund	15,243	1,697	—
JNL/T. Rowe Price Capital Appreciation Fund	80,688	35,537	—
JNL/Mellon Equity Income Fund	6,282	8,652	—
JNL/The London Company Focused U.S. Equity Fund	906	12,172	—
JNL/VanEck International Gold Fund	2,719	—	—
JNL/WCM Focused International Equity Fund	6,504	36,144	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2015, 2016, 2017 and 2018, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2019.

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the Notes to Financial Statements.

Jackson Variable Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2019

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†
JNL iShares Tactical Growth Fund
Class A	0.65	1,000.00	1,133.50	3.44	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	1,134.80	1.85	1,000.00	1,023.06	1.76
JNL iShares Tactical Moderate Fund
Class A	0.65	1,000.00	1,091.50	3.37	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	1,092.90	1.82	1,000.00	1,023.06	1.76
JNL iShares Tactical Moderate Growth Fund
Class A	0.65	1,000.00	1,113.30	3.41	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	1,114.70	1.84	1,000.00	1,023.06	1.76
JNL/DFA U.S. Small Cap Fund
Class A	1.05	1,000.00	1,141.50	5.58	1,000.00	1,019.59	5.26
Class I	0.70	1,000.00	1,144.00	3.72	1,000.00	1,021.32	3.51
JNL/DoubleLine Total Return Fund
Class A	0.82	1,000.00	1,042.20	4.15	1,000.00	1,020.73	4.11
Class I	0.52	1,000.00	1,044.10	2.64	1,000.00	1,022.22	2.61
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Class A	1.31	1,000.00	1,057.30	6.68	1,000.00	1,018.30	6.56
Class I	1.01	1,000.00	1,058.20	5.15	1,000.00	1,019.79	5.06
JNL/FAMCO Flex Core Covered Call Fund
Class A	0.95	1,000.00	1,140.90	5.04	1,000.00	1,020.08	4.76
Class I	0.65	1,000.00	1,142.60	3.45	1,000.00	1,021.57	3.26
JNL/Lazard International Strategic Equity Fund
Class A	1.15	1,000.00	1,151.70	6.14	1,000.00	1,019.09	5.76
Class I	0.85	1,000.00	1,153.10	4.54	1,000.00	1,020.58	4.26
JNL/Mellon Equity Income Fund
Class A	0.91	1,000.00	1,163.80	4.88	1,000.00	1,020.28	4.56
Class I	0.61	1,000.00	1,165.40	3.28	1,000.00	1,021.77	3.06
JNL/Neuberger Berman Commodity Strategy Fund
Class A	0.90	1,000.00	1,082.80	4.65	1,000.00	1,020.33	4.51
Class I	0.60	1,000.00	1,084.70	3.10	1,000.00	1,021.82	3.01
JNL/Neuberger Berman Currency Fund
Class A	1.00	1,000.00	1,013.00	4.99	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	1,015.30	3.50	1,000.00	1,021.32	3.51
JNL/Nicholas Convertible Arbitrage Fund
Class A	1.36	1,000.00	1,056.20	6.93	1,000.00	1,018.05	6.80
Class I	1.06	1,000.00	1,057.40	5.41	1,000.00	1,019.54	5.31

Jackson Variable Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2019

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†
JNL/PIMCO Investment Grade Credit Bond Fund
Class A	0.94	1,000.00	1,101.20	4.90	1,000.00	1,020.13	4.71
Class I	0.64	1,000.00	1,102.90	3.34	1,000.00	1,021.62	3.21
JNL/T. Rowe Price Capital Appreciation Fund
Class A	0.98	1,000.00	1,171.50	5.28	1,000.00	1,019.93	4.91
Class I	0.68	1,000.00	1,173.30	3.66	1,000.00	1,021.42	3.41
JNL/The London Company Focused U.S. Equity Fund
Class A	1.03	1,000.00	1,116.20	5.40	1,000.00	1,019.69	5.16
Class I	0.73	1,000.00	1,118.70	3.83	1,000.00	1,021.17	3.66
JNL/VanEck International Gold Fund
Class A	1.15	1,000.00	1,227.00	6.35	1,000.00	1,019.09	5.76
Class I	0.85	1,000.00	1,230.40	4.70	1,000.00	1,020.58	4.26
JNL/WCM Focused International Equity Fund
Class A	1.12	1,000.00	1,241.90	6.23	1,000.00	1,019.24	5.61
Class I	0.82	1,000.00	1,243.60	4.56	1,000.00	1,020.73	4.11

‡ The expenses or expense waivers for the Funds’ Class I shares was $0.00 for certain days during the period and this was a result of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for the Funds' Class I shares was $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net expenses during the period for Class I shares can be less than or more than the anticipated ratios of net expenses to average net assets depending on the net assets of Class I shares during the period.

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-Q and N-PORT. The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-Q and N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center) (2) by writing the Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Jackson Variable Series Trust

Results of Special Meetings of Shareholders

On March 15, 2019, a special meeting of shareholders of the JNL/AQR Risk Parity Fund of the Jackson Variable Series Trust (“JVST”) was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The special meeting was held for the following purpose (and with the following result):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by JVST’s Board of Trustees, which provides for the reorganization of the JNL/AQR Risk Parity Fund into the JNL/T. Rowe Price Managed Volatility Balanced Fund, a series of the JNL Series Trust.	2,224,698.296	36,273.977	115,979.522	2,376,951.795

Additionally, on March 15, 2019, a special meeting of shareholders of the JNL/BlackRock Global Long Short Credit Fund of JVST was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The special meeting was held for the following purpose (and with the following result):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by JVST’s Board of Trustees, which provides for the reorganization of the JNL/BlackRock Global Long Short Credit Fund into the JNL/Crescent High Income Fund, a series of the JNL Series Trust.	8,368,344.488	170,695.732	364,807.256	8,903,847.476

Additionally, on March 15, 2019, a special meeting of shareholders of the JNL/Epoch Global Shareholder Yield Fund of JVST was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The special meeting was held for the following purpose (and with the following result):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by JVST’s Board of Trustees, which provides for the reorganization of the JNL/Epoch Global Shareholder Yield Fund into the JNL/The Boston Company Equity Income Fund (thereafter named the JNL/Mellon Equity Income Fund), also a series of JVST.	2,337,357.423	154,792.456	187,745.403	2,679,895.281

Additionally, on March 15, 2019, a special meeting of shareholders of the JNL/PPM America Long Short Credit Fund of JVST was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The special meeting was held for the following purpose (and with the following result):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve the Plan of Reorganization, adopted by JVST’s Board of Trustees, which provides for the reorganization of the JNL/PPM America Long Short Credit Fund into the JNL/PPM America High Yield Bond Fund, a series of the JNL Series Trust.	8,696,141.445	342,283.216	446,085.541	9,484,510.203

Supplement Dated July 19, 2019

To The Prospectus Dated April 29, 2019

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Nicholas Convertible Arbitrage Fund, please add the following after the last paragraph:

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Nicholas Convertible Arbitrage Fund, please add the following:

Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

This Supplement is dated July 19, 2019.

Page intentionally left blank.

Jackson Variable Series Trust
1 Corporate Way Lansing, MI 48951
PRSRT STD U.S. POSTAGE
PAID
JACKSON NATIONAL ASSET MANAGEMENT
L.L.C.
CMV13471 07/19

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/DFA U.S. Small Cap Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/DoubleLine® Total Return Fund and JNL/T. Rowe Price Capital Appreciation Fund, for which a summary schedule of investments was provided in the Semi-Annual Report dated June 30, 2019, pursuant to §210.1212 of Regulation S-X.

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.7%
Financials 20.1%
1st Constitution Bancorp	1	11
1st Security Bank of Washington	—	14
1st Source Corp.	2	74
Affiliated Managers Group, Inc.	—	31
Allegiance Bancshares, Inc. (a)	1	44
A-Mark Precious Metals, Inc. (a)	1	10
Ambac Financial Group, Inc. (a)	5	80
American Equity Investment Life Holding Company	6	162
American National Bankshares Inc.	1	31
American National Insurance Company	1	160
American River Bankshares	1	13
Ameris Bancorp	3	121
Amerisafe, Inc.	1	62
Argo Group International Holdings, Ltd.	2	146
Arrow Financial Corporation	2	56
Artisan Partners Asset Management Inc. - Class A	3	85
Associated Banc-Corp	8	167
Assured Guaranty Ltd.	2	66
Asta Funding, Inc. (a)	—	1
Atlantic Capital Bancshares, Inc. (a)	2	33
Atlantic Union Bankshares Corporation	5	175
Axos Financial, Inc. (a)	4	98
Banc of California, Inc.	4	50
BancFirst Corporation	2	104
BancorpSouth Bank	6	184
Bank of Hawaii Corporation	2	181
Bank of Marin Bancorp	1	40
Bank of N.T. Butterfield & Son Limited (The)	3	99
Bank OZK	8	244
BankFinancial Corporation	2	23
BankUnited, Inc.	6	210
Banner Corporation	2	121
Bar Harbor Bankshares	1	28
Berkshire Hills Bancorp, Inc.	3	80
BGC Partners, Inc. - Class A	17	87
Blucora, Inc. (a)	4	129
Blue Capital Reinsurance Holdings Ltd.	1	5
Boston Private Financial Holdings Inc.	4	54
Bridge Bancorp Inc.	1	33
Bridgewater Bancshares, Inc. (a)	2	17
Brighthouse Financial, Inc. (a)	4	130
Brightsphere Investment Group PLC	5	59
Brookline Bancorp, Inc.	4	58
Bryn Mawr Bank Corp.	1	55
Byline Bancorp, Inc. (a)	1	11
C&F Financial Corporation	—	22
Cadence Bancorporation - Class A	7	145
Camden National Corp.	1	58
Cannae Holdings, Inc. (a)	3	95
Capital City Bank Group Inc.	1	31
Capitol Federal Financial	7	94
Capstar Financial Holdings, Inc.	1	17
Carolina Financial Corp.	1	39
Cathay General Bancorp	5	182
CBTX, Inc.	—	10
Centerstate Bank Corporation	7	165
Central Pacific Financial Corp.	2	66
Central Valley Community Bancorp	1	20
Century Bancorp Inc. - Class A	—	31
Chemical Financial Corp.	4	179
Chemung Financial Corporation	—	9
Citizens & Northern Corp.	—	11
Citizens Inc. - Class A (a) (b)	4	30
City Holdings Co.	1	82
Civista Bancshares Inc.	1	21
CNB Financial Corp.	1	39
Cohen & Steers, Inc.	3	153
Columbia Banking System Inc.	5	164
Columbia Financial, Inc. (a)	1	11
Community Bank System Inc.	3	196
Community Bankers Trust Corp.	1	12
	Shares/Par[1]	Value ($)
Community Trust Bancorp Inc.	1	39
ConnectOne Bancorp, Inc.	2	55
Cowen Inc. - Class A (a)	1	20
Crawford & Co. - Class A	3	29
Crawford & Co. - Class B	3	26
Curo Group Holdings Corp. (a)	2	24
Customers Bancorp, Inc. (a)	1	28
CVB Financial Corp.	8	178
Diamond Hill Investment Group, Inc.	—	31
Dime Community Bancshares Inc.	2	43
Donegal Group Inc. - Class A	4	55
Donnelley Financial Solutions, Inc. (a)	3	39
Eagle Bancorp Inc.	2	113
Eaton Vance Corp.	1	24
eHealth, Inc. (a)	1	108
EMC Insurance Group Inc.	2	62
Employer Holdings Inc.	1	62
Encore Capital Group Inc. (a)	2	65
Enova International, Inc. (a)	2	55
Enstar Group Limited (a)	1	191
Enterprise Bancorp Inc.	2	58
Enterprise Financial Services Corp.	1	58
Equity Bancshares, Inc. - Class A (a)	1	32
Essent Group Ltd. (a)	2	97
Evercore Inc. - Class A	2	193
EzCorp Inc. - Class A (a)	4	39
Farmers National Banc Corp.	3	40
FB Financial Corporation	2	60
FBL Financial Group, Inc. - Class A	1	88
Federal Agricultural Mortgage Corp. - Class C	1	46
Federated Investors Inc. - Class B	7	212
Fednat Holding Company	1	9
Fidelity Southern Corp.	2	47
Financial Institutions Inc.	1	31
First Bancorp Inc.	1	45
First Bancorp Inc.	13	147
First Bancshares Inc.	1	19
First Bank of New Jersey	1	14
First Busey Corp.	3	83
First Commonwealth Financial Corp.	6	85
First Community Bancshares, Inc.	1	43
First Defiance Financial Corp.	2	45
First Financial Bancorp	6	144
First Financial Bancshares, Inc.	7	226
First Financial Corp.	1	36
First Financial Northwest, Inc.	1	10
First Foundation Inc.	3	37
First Hawaiian, Inc.	4	112
First Horizon National Corp.	4	65
First Internet Bancorp	1	17
First Interstate BancSystem, Inc. - Class A	3	112
First Merchants Corp.	3	118
First Mid-Illinois Bancshares Inc.	1	46
First Midwest Bancorp Inc.	7	134
First of Long Island Corp.	2	36
FirstCash, Inc.	3	258
Flagstar Bancorp Inc.	4	117
Flushing Financial Corp.	1	33
FNB Corp.	19	226
Franklin Financial Network, Inc.	1	38
Fulton Financial Corp.	9	155
GAIN Capital Holdings, Inc. (b)	2	9
GAMCO Investors Inc. - Class A	1	24
Genworth Financial, Inc. - Class A (a)	4	14
German American Bancorp Inc.	1	35
Glacier Bancorp, Inc.	5	219
Global Indemnity Ltd - Class A	1	22
Goosehead Insurance, Inc. - Class A (b)	—	18
Great Southern Bancorp Inc.	1	64
Great Western Bancorp Inc.	2	68
Green Dot Corporation - Class A (a)	3	158
Greenhill & Co. Inc.	2	23
Greenlight Capital Re, Ltd. - Class A (a)	2	21
Guaranty Bancshares Inc.	1	21
Hamilton Lane Inc. - Class A	2	88

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

1

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Hancock Whitney Co.	5	210
Hanmi Financial Corp.	2	39
HarborOne Bancorp, Inc. (a)	2	37
HCI Group, Inc.	1	49
Health Insurance Innovations, Inc. - Class A (a) (b)	1	23
Heartland Financial USA, Inc.	2	96
Hennessy Advisors Inc.	1	7
Heritage Commerce Corp.	3	43
Heritage Financial Corporation	2	66
Heritage Insurance Holdings, Inc.	2	34
Hingham Institution for Savings	—	32
Home Bancorp, Inc.	—	14
Home Bancshares Inc.	10	200
HomeStreet, Inc. (a)	2	62
HomeTrust Bancshares Inc.	1	29
Hope Bancorp, Inc.	7	101
Horace Mann Educators Corp.	3	117
Horizon Bancorp Inc.	3	51
Houlihan Lokey Inc. - Class A	2	100
Howard Bancorp Inc. (a)	1	10
IberiaBank Corp.	3	253
Impac Mortgage Holdings, Inc. (a)	1	3
Independence Holding Co.	—	12
Independence Holdings, LLC	2	53
Independent Bank Corp.	2	155
Independent Bank Group, Inc.	2	92
Interactive Brokers Group, Inc. (c)	1	75
Internap Corporation (a) (b)	2	5
International Bancshares Corp.	4	143
INTL FCStone Inc. (a)	1	52
Investors Bancorp, Inc.	9	101
Investors Title Co.	—	42
James River Group, Inc.	2	87
Janus Henderson Group PLC	1	11
Kearny Financial Corp	3	40
Kingstone Cos. Inc.	1	12
Kinsale Capital Group, Inc.	1	90
Ladenburg Thalmann Financial Services Inc.	21	72
Lakeland Bancorp Inc.	3	53
Lakeland Financial Corp.	1	67
Lazard Ltd - Class A	3	92
LCNB Corp.	1	10
LegacyTexas Financial Group, Inc.	3	122
Legg Mason Inc.	3	112
LendingClub Corporation (a)	24	79
LendingTree, Inc. (a)	—	182
Live Oak Bancshares, Inc.	2	41
Longlade, Dr Charles W	1	17
Luther Burbank Corporation	1	12
Macatawa Bank Corp.	5	49
Maiden Holdings, Ltd.	5	3
Manning & Napier, Inc. - Class A	3	4
Marlin Business Services Inc.	1	17
MBIA Inc. (a)	6	51
MBT Financial Corp.	3	27
Mercantile Bank Corp.	1	37
Merchants Bancorp, Inc.	1	10
Mercury General Corp.	3	200
Meridian Bancorp, Inc.	3	54
Meta Financial Group, Inc.	2	64
Metropolitan Bank Holding Corp. (a)	—	20
Midland States Bancorp Inc.	1	36
Midsouth Bancorp Inc.	1	13
MidWestOne Financial Group Inc.	—	12
Moelis & Company LLC - Class A	2	75
Mr. Cooper Group Inc. (a)	4	36
National Bank Holdings Corp. - Class A	2	54
National General Holdings Corp.	5	107
National Western Life Group Inc. - Class A	—	67
Navient Corporation	15	202
NBT Bancorp Inc.	3	114
Nelnet, Inc. - Class A	2	101
Nicholas Financial, Inc. (a)	2	18
Nicolet Bankshares, Inc. (a)	—	30
NMI Holdings Inc. - Class A (a)	4	109
	Shares/Par[1]	Value ($)
Northeast Bank	—	4
Northfield Bancorp Inc.	4	69
Northrim BanCorp Inc.	1	20
Northwest Bancshares Inc.	6	108
OceanFirst Financial Corp.	3	74
Ocwen Financial Corp. (a)	6	12
OFG Bancorp	3	61
Old Line Bancshares, Inc.	1	39
Old National Bancorp	9	150
Old Second Bancorp Inc.	2	26
On Deck Capital Inc. (a)	6	26
Oppenheimer Holdings Inc. - Class A	1	29
Opus Bank	2	49
Origin Bancorp, Inc.	1	24
Oritani Financial Corp.	3	59
Pacific Mercantile Bancorp (a)	1	9
Pacific Premier Bancorp, Inc.	3	102
PacWest Bancorp	—	11
Park National Corp.	1	76
Paysign, Inc. (a)	3	44
Peapack Gladstone Financial Corp.	2	46
PennyMac Financial Services, Inc.	3	59
Peoples Bancorp Inc.	1	30
People's Utah Bancorp	1	37
Pinnacle Financial Partners, Inc.	1	68
Piper Jaffray Cos.	—	30
PJT Partners Inc. - Class A	1	27
Preferred Bank	1	45
Primerica, Inc.	—	59
ProAssurance Corporation	3	112
Protective Insurance Company - Class B	1	21
Provident Financial Holdings Inc.	1	27
Provident Financial Services, Inc.	4	97
Pzena Investment Management, Inc. - Class A	1	9
QCR Holdings, Inc.	1	40
RBB Bancorp	1	25
Regional Management Corp. (a)	1	31
Renasant Corporation	3	122
Republic Bancorp Inc. - Class A	1	47
Republic First Bancorp Inc. (a)	3	15
Riverview Bancorp Inc.	3	23
RLI Corp.	3	242
S&T Bancorp Inc.	2	62
Safeguard Scientifics Inc. (a)	1	17
Safety Insurance Group, Inc.	1	91
Sandy Spring Bancorp Inc.	2	74
Seacoast Banking Corp. of Florida (a)	2	46
Selective Insurance Group Inc.	4	282
ServisFirst Bancshares, Inc.	3	112
Sierra BanCorp	1	26
Silvercrest Asset Management Group Inc. - Class A	1	11
Simmons First National Corp. - Class A	6	140
SLM Corporation	14	137
Smartfinancial, Inc. (a)	1	13
South State Corp.	2	122
Southern First Bancshares Inc. (a)	1	24
Southern Missouri Bancorp Inc.	1	34
Southern National Bancorp of Virginia Inc.	2	27
Southside Bancshares, Inc.	2	63
State Auto Financial Corp.	3	106
Sterling Bancorp	9	183
Sterling Bancorp, Inc.	2	22
Stewart Information Services Corp.	2	67
Stifel Financial Corp.	4	256
Stock Yards Bancorp Inc.	1	49
Summit Financial Group, Inc.	1	21
TCF Financial Corp.	10	204
Telaria Inc. (a)	5	41
Texas Capital Bancshares, Inc. (a)	3	175
The Bancorp, Inc. (a)	5	46
The First Bancorp, Inc.	2	48
The PRA Group, Inc. (a)	3	74
Third Point Reinsurance Ltd. (a)	3	30
Timberland Bancorp Inc.	1	20
Tompkins Financial Corp.	1	59

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

2

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
TowneBank	4	123
Trico Bancshares	1	55
Tristate Capital Holdings, Inc. (a)	1	25
Triumph Bancorp, Inc. (a)	1	22
Trupanion Inc. (a) (b)	1	26
TrustCo Bank Corp.	8	60
Trustmark Corp.	4	127
UMB Financial Corp.	3	188
Umpqua Holdings Corp.	10	163
United Bankshares Inc.	5	182
United Community Banks, Inc.	5	143
United Community Financial Corp.	4	38
United Financial Bancorp Inc.	3	44
United Fire Group Inc.	2	75
United Insurance Holdings Corp.	3	36
Universal Insurance Holdings, Inc.	2	51
Univest Financial Corporation	2	42
Valley National Bancorp	20	218
Veritex Holdings Inc.	2	57
Victory Capital Holdings, Inc. - Class A (a)	1	12
Virtu Financial Inc. - Class A	2	37
Virtus Partners, Inc.	1	62
Waddell & Reed Financial Inc. - Class A (c)	4	75
Walker & Dunlop, Inc.	2	89
Washington Federal Inc.	2	58
Washington Trust Bancorp Inc.	1	48
Waterstone Financial, Inc.	2	42
Webster Financial Corp.	1	58
WesBanco Inc.	3	130
West Bancorporation, Inc.	2	45
Westamerica Bancorp	2	94
Western New England Bancorp Inc.	4	40
Westwood Holdings Group Inc.	1	21
White Mountains Insurance Group Ltd	—	185
Wintrust Financial Corporation	3	245
WisdomTree Investments, Inc.	7	41
World Acceptance Corp. (a)	1	106
WSFS Financial Corp.	4	149
		23,979
Industrials 19.0%
AAON, Inc.	3	139
AAR Corp.	1	24
ABM Industries Incorporated	4	160
ACCO Brands Corporation	7	55
Actuant Corporation - Class A	4	94
Advanced Disposal Services, Inc. (a)	6	188
Advanced Drainage Systems, Inc.	3	108
Aegion Corporation (a)	1	27
Aerojet Rocketdyne Holdings, Inc. (a)	5	218
AeroVironment, Inc. (a)	2	98
Air Lease Corporation - Class A	3	111
Air Transport Services Group, Inc. (a)	4	97
Aircastle Limited	3	61
Alamo Group Inc.	1	88
Albany International Corp. - Class A	2	150
Allegiant Travel Company	1	161
Allied Motion Technologies Inc.	1	39
Altra Industrial Motion Corp.	5	162
Ameresco, Inc. - Class A (a)	2	27
American Woodmark Corporation (a)	1	98
Apogee Enterprises, Inc.	2	68
Applied Industrial Technologies, Inc.	2	149
ARC Document Solutions, Inc. (a)	3	6
Arcbest Corporation	2	51
Arcosa, Inc.	1	50
Ardmore Shipping Services (Ireland) Limited (a)	2	16
Argan, Inc.	2	69
Armstrong Flooring, Inc. (a)	2	21
Armstrong World Industries, Inc.	3	284
Astec Industries, Inc.	1	45
Astronics Corporation (a)	1	54
Astronics Corporation - Class B (a)	—	6
Atkore International Group Inc. (a)	2	45
Atlas Air Worldwide Holdings, Inc. (a)	2	77
	Shares/Par[1]	Value ($)
Avis Budget Group, Inc. (a)	3	115
Axone Intelligence Inc. (a)	2	160
AZZ Inc.	2	72
Barnes Group Inc.	3	170
Barrett Business Services, Inc.	1	53
Beacon Roofing Supply, Inc. (a)	4	159
BG Staffing, Inc.	1	19
Blue Bird Global Corporation (a)	2	31
Brady Corp. - Class A	3	142
Briggs & Stratton Corp.	3	35
Brink's Co.	3	242
Builders FirstSource, Inc. (a)	7	112
CAI International Inc. (a)	2	42
Casella Waste Systems Inc. - Class A (a)	3	102
CBIZ Inc. (a)	3	68
Ceco Environmental Corp. (a)	3	26
Chart Industries, Inc. (a)	2	155
Cimpress N.V. (a)	2	145
CIRCOR International, Inc. (a)	1	60
Civeo Corporation (a)	12	21
Clean Harbors Inc. (a)	4	253
Colfax Corp. (a)	7	203
Columbus Mckinnon Corp.	1	60
Comfort Systems USA Inc.	2	119
Commercial Vehicle Group Inc. (a)	2	19
Construction Partners, Inc. - Class A (a)	1	15
Continental Building Products Inc. (a)	2	53
Copa Holdings, S.A. - Class A	2	180
Cornerstone Building Brands, Inc. (a)	5	26
Costamare Inc.	8	41
Covanta Holding Corporation	8	138
Covenant Transportation Group, Inc. - Class A (a)	1	20
CRA International, Inc.	—	19
CSW Industrials Inc.	1	59
Cubic Corp.	2	121
Daseke Companies, Inc. (a)	5	17
Deluxe Corp.	3	103
Douglas Dynamics, Inc.	1	59
Ducommun Inc. (a)	1	53
DXP Enterprises Inc. (a)	2	57
Dycom Industries Inc. (a)	2	102
Eagle Bulk Shipping Inc. (a)	5	28
Eastern Co.	1	16
Echo Global Logistics, Inc. (a)	2	35
EMCOR Group, Inc.	1	124
Encore Wire Corp.	1	76
Energy Recovery, Inc. (a)	1	13
EnerSys	3	181
Ennis Inc.	2	48
EnPro Industries, Inc.	1	91
ESCO Technologies Inc.	1	119
Evoqua Water Technologies Corp. (a)	6	79
Exponent, Inc.	3	179
Federal Signal Corp.	4	96
Fluor Corp.	4	119
Forrester Research Inc.	1	47
Forward Air Corp.	2	100
Franklin Covey Co. (a)	1	46
Franklin Electric Co. Inc.	3	131
FreightCar America Inc. (a)	1	4
FTI Consulting Inc. (a)	2	166
Gates Industrial Corporation PLC (a)	3	34
GATX Corp.	2	174
Genco Shipping & Trading Limited (a)	2	19
Generac Holdings Inc. (a)	4	264
Gibraltar Industries Inc. (a)	1	59
Global Brass and Copper Holdings, Inc.	2	77
GMS Inc. (a)	3	65
Golden Ocean Group Limited (b)	1	8
Goldfield Corp. (a)	1	3
Gorman-Rupp Co.	2	58
GP Strategies Corporation (a)	1	18
GrafTech International Ltd.	12	141
Graham Corp.	1	14
Granite Construction Inc.	3	131

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

3

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Great Lakes Dredge & Dock Corp. (a)	4	47
Greenbrier Cos. Inc.	2	49
Griffon Corp.	4	60
H&E Equipment Services Inc.	2	68
Harsco Corp. (a)	4	110
Hawaiian Holdings Inc.	3	76
HC2 Holdings Inc. (a) (b)	1	2
Healthcare Services Group Inc. (b)	5	139
Heartland Express Inc.	4	81
Heidrick & Struggles International Inc.	2	50
Helios Technologies, Inc. (c)	2	91
Herc Holdings Inc. (a) (c)	2	77
Heritage-Crystal Clean, LLC (a)	2	50
Herman Miller Inc.	4	164
Hertz Global Holdings, Inc. (a) (b)	4	72
Hill International Inc. (a)	5	13
Hillenbrand Inc.	4	145
HNI Corp.	3	96
HUB Group Inc. - Class A (a)	2	90
Hudson Global, Inc. (a) (c)	—	2
Hudson Technologies Inc. (a)	2	2
Hurco Cos. Inc.	1	23
Huron Consulting Group Inc. (a)	1	64
Huttig Building Products Inc. (a)	2	4
Hyster-Yale Materials Handling Inc. - Class A	1	54
ICF International, Inc.	1	78
IES Holdings, Inc. (a)	1	23
Innovative Solutions and Support, Inc. (a) (c)	—	2
Insperity, Inc.	1	169
Insteel Industries, Inc.	2	32
Interface Inc.	4	60
IntriCon Corporation (a)	—	9
JELD-WEN Holding, Inc. (a)	5	117
John Bean Technologies Corp.	2	210
Kadant Inc.	1	61
Kaman Corp.	2	103
Kelly Services Inc. - Class A	2	51
Kennametal Inc.	5	197
Kforce Inc.	2	57
Kimball International Inc. - Class B	3	49
Knoll Inc.	3	72
Korn Ferry	3	140
Kratos Defense & Security Solutions, Inc. (a)	6	133
Landstar System Inc.	1	89
Lawson Products Inc. (a)	1	44
LB Foster Co. (a)	1	29
Lindsay Corp. (b)	1	60
LSC Communications, Inc.	3	10
Lydall Inc. (a)	1	26
Macquarie Infrastructure Corporation	5	205
Manitex International Inc. (a)	1	6
Manitowoc Co. Inc. (a)	3	50
Marten Transport Ltd.	4	74
Masonite International Corp. (a)	1	72
MasTec Inc. (a)	5	240
Matson Intermodal - Paragon, Inc.	2	95
Matthews International Corp. - Class A	2	59
McGrath RentCorp	2	99
Mercury Systems Inc. (a)	3	212
Meritor, Inc. (a)	5	121
Mesa Air Group, Inc. (a)	1	11
Milacron Holdings Corp. (a)	4	57
Miller Industries Inc.	1	29
Mistras Group, Inc. (a)	2	27
Mobile Mini, Inc.	3	90
Moog Inc. - Class A	2	179
MRC Global Inc. (a)	5	91
MSA Safety Inc.	2	243
Mueller Industries Inc.	3	99
Mueller Water Products Inc. - Class A	9	85
Multi-Color Corp.	1	64
MYR Group Inc. (a)	1	55
National Presto Industries Inc. (b)	—	37
Navigant Consulting, Inc.	2	53
Navistar International Corporation (a)	6	211
	Shares/Par[1]	Value ($)
NN Inc.	2	22
Northwest Pipe Co. (a)	1	16
Now, Inc. (a)	6	95
NV5 Global, Inc. (a)	1	59
Nvent Electric Public Limited Company	3	66
Omega Flex Inc.	1	43
Orion Group Holdings, Inc. (a)	2	6
PAM Transportation Services Inc. (a)	1	33
Park-Ohio Holdings Corp.	1	32
Patrick Industries Inc. (a)	1	70
Patriot Transportation, Inc. (a) (c)	—	5
Performant Financial Corporation (a) (c)	3	3
PGT Innovations, Inc. (a)	3	46
Pitney Bowes Inc.	12	50
Powell Industries Inc.	1	42
Preformed Line Products Co.	1	29
Primoris Services Corporation	3	68
Proto Labs Inc. (a)	2	194
Quad/Graphics Inc. - Class A (b)	3	24
Quanex Building Products Corp.	2	41
Radiant Logistics, Inc. (a)	4	23
Raven Industries Inc.	2	76
RBC Bearings Incorporated (a)	1	236
Red Violet, Inc. (a) (b)	—	5
Regal-Beloit Corp.	3	207
Resideo Technologies, Inc. (a)	6	135
Resources Connection, Inc.	2	24
REV Group Inc.	3	44
Rexnord Corporation (a)	6	186
RR Donnelley & Sons Co.	8	16
Rush Enterprises Inc. - Class A	2	73
Saia, Inc. (a)	2	108
Schneider National, Inc. - Class B	5	99
Scorpio Bulkers Inc.	5	21
Simpson Manufacturing Co. Inc.	3	167
SiteOne Landscape Supply, Inc. (a) (b)	2	161
SkyWest Inc.	3	185
SP Plus Corporation (a)	2	59
Spartan Motors Inc.	2	19
Spirit Airlines Inc. (a)	4	207
SPX Corp. (a)	3	86
SPX Flow, Inc. (a)	2	98
Standex International Corp.	1	42
Steelcase Inc. - Class A	6	101
Stericycle Inc. (a)	1	66
Sterling Construction Co. Inc. (a)	2	31
Stock Building Supply Holdings, LLC (a)	4	88
SunRun Inc. (a) (b)	6	118
Team Inc. (a)	2	23
Tennant Co.	1	64
Terex Corp.	4	136
Tetra Tech, Inc.	3	271
Textainer Group Holdings Limited (a)	3	35
Thermon Group Holdings, Inc. (a)	2	56
Timken Co.	5	244
Titan International, Inc.	4	19
Titan Machinery Inc. (a)	2	37
TPI Composites, Inc. (a)	2	48
Transact, Inc. (a)	—	9
Trex Company, Inc. (a)	4	264
TriMas Corp. (a)	2	76
TriNet Group Inc. (a)	3	198
Trinity Industries Inc.	8	165
Triton Container International Limited - Class A	5	160
Triumph Group Inc.	1	25
TrueBlue, Inc. (a)	2	51
Tutor Perini Corp. (a)	3	40
Twin Disc Inc. (a)	1	11
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	157
Universal Forest Products Inc.	4	141
Universal Logistics Holdings, Inc.	3	57
US Ecology, Inc.	1	83
USA Truck Inc. (a)	1	12
Valmont Industries Inc.	1	164

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

4

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Vectrus, Inc. (a)	1	40
Veritiv Corp. (a)	1	21
Viad Corp	1	82
Vicor Corp. (a)	2	49
VSE Corp.	1	28
Wabash National Corp.	4	63
WageWorks Inc. (a)	1	59
Watts Water Technologies Inc. - Class A	2	152
Welbilt Inc. (a)	8	133
Werner Enterprises Inc.	4	130
Wesco Aircraft Holdings Inc. (a)	7	72
WESCO International, Inc. (a)	3	130
Willdan Group, Inc. (a)	1	32
Willscot Corp. (a)	2	30
YRC Worldwide Inc. (a)	4	17
		22,679
Consumer Discretionary 14.2%
1-800-Flowers.Com, Inc. - Class A (a)	3	53
Aaron's, Inc.	4	257
Abercrombie & Fitch Co. - Class A	4	69
Acushnet Holdings Corp.	4	117
Adient Public Limited Company	2	42
Adtalem Global Education Inc. (a)	2	78
American Axle & Manufacturing Holdings, Inc. (a)	6	81
American Eagle Outfitters, Inc.	11	182
American Outdoor Brands Corporation (a)	4	37
American Public Education, Inc. (a)	1	33
America's Car Mart, Inc. (a)	—	25
Ark Restaurants Corp. (c)	1	12
Asbury Automotive Group, Inc. (a)	1	98
Ascena Retail Group, Inc. (a)	11	7
At Home Group, Inc. (a) (b)	3	23
AutoNation, Inc. (a)	5	222
Barnes & Noble Education, Inc. (a)	4	15
Barnes & Noble, Inc.	6	42
Bassett Furniture Industries, Incorporated	1	13
BBX Capital Corporation - Class A	5	22
Bed Bath & Beyond Inc. (b)	9	104
Big 5 Sporting Goods Corporation	3	5
Big Lots, Inc.	3	74
Biglari Holdings Inc. - Class A (a)	—	5
Biglari Holdings Inc. - Class B (a)	—	18
BJ's Restaurants, Inc.	1	66
Bloomin' Brands, Inc.	6	111
Boot Barn Holdings, Inc. (a)	2	86
Brinker International Inc.	2	83
Brunswick Corp.	2	90
Build-A-Bear Workshop Inc. (a)	1	7
Caleres Inc.	2	46
Callaway Golf Co.	6	95
Camping World Holdings, Inc. - Class A	1	14
Career Education Corp. (a)	5	90
Carriage Services Inc.	2	37
Carrols Restaurant Group, Inc. (a)	2	20
Carter's Inc.	1	49
Cato Corp. - Class A	—	6
Cavco Industries Inc. (a)	1	79
Century Casinos Inc. (a)	1	13
Century Communities Inc. (a)	1	36
Cheesecake Factory Inc. (b)	3	125
Chegg Inc. (a)	1	40
Chico's FAS Inc.	8	27
Childrens Place Retail Stores Inc. (b)	1	86
Choice Hotels International Inc.	1	114
Churchill Downs Inc.	1	143
Chuy's Holdings Inc. (a)	1	25
Citi Trends, Inc.	1	12
Collectors Universe, Inc.	1	13
Conn's Inc. (a)	2	40
Container Store Group Inc. (a)	4	32
Cooper Tire & Rubber Co.	3	102
Cooper-Standard Holdings Inc. (a)	1	40
Core-Mark Holding Co. Inc.	3	106
Cracker Barrel Old Country Store, Inc. (b)	1	249
	Shares/Par[1]	Value ($)
Crocs Inc. (a)	5	98
CSS Industries Inc.	1	5
Culp Inc.	1	25
Dana Holding Corp.	8	163
Dave & Buster's Entertainment Inc.	2	72
Deckers Outdoor Corp. (a)	2	310
Del Frisco's Restaurant Group Inc. (a) (b)	2	14
Del Taco Restaurants Inc. (a)	3	34
Delphi Technologies PLC	5	90
Delta Apparel Inc. (a)	1	23
Denny's Corporation (a)	5	97
Designer Brands Inc. - Class A	4	80
Destination XL Group, Inc. (a)	6	11
Dick's Sporting Goods Inc.	5	160
Dillard's Inc. - Class A (b)	1	75
Dine Brands Global Inc. (b)	1	93
Dixie Group Inc. - Class A (a) (c)	1	—
Dorman Products Inc. (a)	2	168
Duluth Holdings Inc. - Class B (a) (b)	1	16
El Pollo Loco Holdings Inc. (a)	3	28
Eldorado Resorts, Inc. (a)	4	187
Escalade Inc.	2	25
Ethan Allen Interiors Inc.	2	39
Express, Inc. (a)	6	16
Extended Stay America, Inc. - Class B	12	205
Fiesta Restaurant Group, Inc. (a)	1	19
Flexsteel Industries Inc.	1	9
Floor & Decor Holdings Inc. (a)	4	167
Fossil Group, Inc. (a) (b)	3	29
Fox Factory Holding Corp. (a)	2	189
Francesca's Holdings Corp. (a) (b)	3	1
Frontdoor, Inc. (a)	5	216
GameStop Corp. - Class A (b)	3	19
Garrett Motion Inc. (a) (b)	4	64
Genesco Inc. (a)	1	40
Gentherm Incorporated (a)	2	79
G-III Apparel Group, Ltd. (a)	3	86
GNC Holdings, Inc. - Class A (a) (b)	1	2
Goodyear Tire & Rubber Co.	5	80
Graham Holdings Co.	—	175
Grantley Adams International Airport Inc. - Class A (a) (b)	1	6
Green Brick Partners Inc. (a)	4	32
Group 1 Automotive Inc.	1	99
Groupon Inc. - Class A (a)	32	116
Guess Inc.	3	51
Hamilton Beach Brands Holding Company	1	16
Haverty Furniture Cos. Inc.	1	24
Helen of Troy Ltd (a)	1	174
Hibbett Sports Inc. (a)	2	29
Hilton Grand Vacations Inc. (a)	6	189
Hooker Furniture Corp.	1	17
Horizon Global Corporation (a)	1	5
Houghton Mifflin Harcourt Company (a)	7	39
Installed Building Products, Inc. (a)	2	108
International Game Technology PLC (b)	11	147
iRobot Corp. (a) (b)	2	153
J. Alexander's Holdings, Inc. (a)	1	16
J.Jill, Inc. (b)	2	5
Jack in the Box Inc.	2	137
Johnson Outdoors Inc. - Class A	1	61
K12 Inc. (a)	2	65
KB Home	5	121
Kirkland's Inc. (a) (b)	3	6
Lands' End, Inc. (a)	2	23
Laureate Education Inc. - Class A (a)	7	106
La-Z-Boy Inc.	3	86
LCI Industries	2	144
Leaf Group Ltd. (a)	4	31
LGI Homes, Inc. (a)	1	37
Libbey Inc. (a)	2	4
Liberty Expedia Holdings, Inc. - Class A (a)	3	149
Liberty Tax, Inc. - Class A	1	11
Lifetime Brands, Inc.	2	19
Lindblad Expeditions Holdings Inc. (a)	4	65

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

5

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Liquidity Services, Inc. (a)	2	12
Lithia Motors Inc. - Class A	1	144
Lumber Liquidators, Inc. (a) (b)	2	25
M/I Homes, Inc. (a)	3	72
Malibu Boats, Inc. - Class A (a)	1	45
Marine Products Corp.	2	34
MarineMax Inc. (a)	2	32
Marriott Vacations Worldwide Corporation	2	220
MasterCraft Boat Holdings, Inc. (a)	1	21
Mattel Inc. (a) (b)	10	110
MDC Holdings Inc.	4	125
Meritage Homes Corporation (a)	4	219
Modine Manufacturing Co. (a)	3	42
Monarch Casino & Resort Inc. (a)	1	21
Monro Inc.	2	169
Motorcar Parts of America Inc. (a)	2	32
Movado Group Inc.	1	29
Murphy USA Inc. (a)	2	163
Nathan's Famous Inc.	1	40
National Vision Holdings, Inc. (a)	5	151
Nautilus, Inc. (a)	2	5
New Home Co. Inc. (a)	2	7
Noodles & Company - Class A (a) (b)	3	20
Office Depot Inc.	12	25
Overstock.com Inc. (a) (b)	1	8
Oxford Industries Inc.	1	76
Papa John's International Inc. (b)	1	45
Party City Holdco Inc. (a) (b)	4	26
Penn National Gaming Inc. (a)	5	102
Penske Automotive Group, Inc.	5	248
PetMed Express Inc. (b)	2	28
Pico Holdings Inc. (a)	1	16
Pier 1 Imports, Inc. (a)	—	2
Planet Fitness, Inc. - Class A (a)	2	132
Playa Hotels & Resorts N.V. (a)	5	40
PlayAGS, Inc. (a)	2	30
Quotient Technology Inc. (a)	5	56
RCI Hospitality Holdings, Inc.	1	18
Red Lion Hotels Corp. (a)	2	17
Red Robin Gourmet Burgers, Inc. (a)	1	32
Red Rock Resorts, Inc. - Class A	3	62
Regis Corp. (a)	2	37
Rent-A-Center, Inc. (a)	2	54
RH (a) (b)	1	105
RTW Retailwinds, Inc. (a)	3	4
Ruth's Hospitality Group Inc.	2	41
Sally Beauty Holdings, Inc. (a)	8	100
Scientific Games Corporation - Class A (a)	6	117
Seaworld Entertainment, Inc. (a)	5	161
Shake Shack Inc. - Class A (a)	2	125
Shiloh Industries Inc. (a)	2	12
Shoe Carnival Inc. (b)	1	24
Shutterfly, Inc. (a)	2	95
Shutterstock Inc.	2	91
Signet Jewelers Limited	1	21
Six Flags Operations Inc.	2	120
Skechers U.S.A. Inc. - Class A (a)	1	22
Skyline Corp. (a)	2	63
Sleep Number Corporation (a)	2	91
Sonic Automotive, Inc. - Class A	3	65
Sonos, Inc. (a)	1	10
Sotheby's (a)	2	138
Speedway Motorsports Inc.	3	46
Sportsman's Warehouse Holdings, Inc. (a)	6	24
SQBG, Inc. (a) (b)	2	1
Stamps.com Inc. (a)	1	38
Standard Motor Products Inc.	2	78
Steven Madden Ltd.	5	158
Stitch Fix, Inc. - Class A (a) (b)	2	65
Stoneridge, Inc. (a)	2	58
Strategic Education, Inc.	1	214
Strattec Security Corp.	1	13
Superior Industries International Inc.	1	4
Superior Uniform Group Inc.	2	42
Tailored Brands, Inc. (b)	4	20
	Shares/Par[1]	Value ($)
Tandy Leather Factory, Inc. (a) (c)	1	7
Taylor Morrison Home II Corporation - Class A (a)	3	53
Tempur Sealy International, Inc. (a)	3	233
Tenneco Inc.	3	33
Texas Roadhouse Inc.	3	135
The Habit Restaurants, LLC - Class A (a)	1	14
The Michaels Companies, Inc. (a)	9	82
The Wendy's Company	11	207
Thor Industries Inc.	3	178
Tile Shop Holdings, Inc.	4	14
Tilly's Inc. - Class A	2	18
TopBuild Corp. (a)	2	189
Tower International Inc.	2	30
Town Sports International Holdings, Inc. (a)	2	5
TravelCenters of America LLC (a)	3	9
TRI Pointe Homes, Inc. (a)	6	74
Tupperware Brands Corp.	3	59
Unifi Inc. (a)	1	23
Universal Electronics Inc. (a)	1	40
Urban Outfitters Inc. (a)	6	141
Veoneer, Inc. (a) (b)	4	66
Vera Bradley, Inc. (a)	2	18
Vista Outdoor Inc. (a)	3	27
Visteon Corporation (a)	2	95
Vitamin Shoppe, Inc. (a) (b)	2	9
VOXX International Corporation - Class A (a)	2	6
Weight Watchers International Inc. (a)	3	52
Weyco Group Inc.	1	16
William Lyon Homes - Class A (a)	2	44
Williams-Sonoma Inc. (b)	—	5
Wingstop Inc.	2	174
Winmark Corp.	1	90
Winnebago Industries Inc.	2	86
Wolverine World Wide Inc.	5	150
Wyndham Destinations, Inc.	5	228
ZAGG Inc (a) (b)	4	29
Zovio Inc. (a)	2	9
Zumiez Inc. (a)	2	51
		16,873
Information Technology 13.8%
A10 Networks, Inc. (a)	1	9
Acacia Communications, Inc. (a)	3	123
ACI Worldwide, Inc. (a)	7	252
ACM Research, Inc. - Class A (a) (b)	1	11
Adesto Technologies Corporation (a) (b)	3	27
ADTRAN, Inc.	4	57
Advanced Energy Industries, Inc. (a)	2	139
Agilysys, Inc. (a)	2	47
Airgain, Inc. (a)	1	12
Alarm.Com Holdings, Inc. (a)	3	160
Alpha and Omega Semiconductor Limited (a)	3	24
Altair Engineering Inc. - Class A (a)	2	97
Ambarella Inc. (a)	2	87
American Software, Inc. - Class A	3	33
Amkor Technology, Inc. (a)	15	109
Amtech Systems, Inc. (a)	2	9
Anixter International Inc. (a)	2	127
AppFolio, Inc. - Class A (a)	1	90
Applied Optoelectronics, Inc. (a) (b)	2	16
Aquantia Corp. (a)	2	30
Arlo Technologies, Inc. (a)	5	21
ASGN Incorporated (a)	3	181
Avaya Holdings Corp. (a)	5	64
Avid Technology, Inc. (a)	3	29
AVX Corporation	9	147
Aware Inc. (a)	5	16
Axcelis Technologies, Inc. (a)	2	23
AXT, Inc. (a)	2	9
Badger Meter, Inc.	2	110
Bel Fuse Inc. - Class B	1	23
Belden Inc.	2	143
Benchmark Electronics, Inc.	1	32
Blackbaud, Inc.	2	190
Blackline, Inc. (a)	1	72

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

6

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Bottomline Technologies Inc. (a)	3	113
Brightcove Inc. (a)	2	19
Brooks Automation Inc.	4	166
Cabot Microelectronics Corporation	2	175
CACI International Inc. - Class A (a)	1	231
CalAmp Corp. (a)	3	30
Calix, Inc. (a)	6	38
Carbonite Inc. (a)	2	59
Cardtronics PLC - Class A (a)	3	76
Casa Systems, Inc. (a)	5	31
Cass Information Systems, Inc.	1	46
CCUR Holdings, Inc. (a)	1	5
CEVA Inc. (a)	1	35
ChannelAdvisor Corp. (a)	2	13
Cirrus Logic Inc. (a)	4	155
Cision Ltd. (a)	8	91
Clearfield, Inc. (a)	1	15
Cloudera, Inc. (a) (b)	4	23
Coda Octopus Group, Inc. (a)	1	14
Coherent Inc. (a)	1	193
Cohu Inc.	3	53
CommScope Holding Company, Inc. (a)	4	68
CommVault Systems Inc. (a)	1	67
Comtech Telecommunications Corp.	2	48
Conduent Inc. (a)	4	42
Control4 Corporation (a)	2	48
CoreLogic, Inc. (a)	5	200
Cornerstone OnDemand, Inc. (a)	1	72
Cray Inc. (a)	3	89
CSG Systems International Inc.	2	104
CTS Corp.	2	44
Daktronics Inc.	4	24
Dasan Zhone Solutions, Inc. (a)	1	8
Diebold Nixdorf Inc. (a)	4	38
Digi International Inc. (a)	2	29
Diodes Inc. (a)	3	109
Domo Inc. (a)	—	8
DSP Group, Inc. (a)	2	35
Ebix Inc. (b)	2	88
EchoStar Corp. - Class A (a)	1	53
Electronics for Imaging Inc. (a)	1	29
Endurance International Group Holdings, Inc. (a)	9	43
Enphase Energy, Inc. (a)	4	64
Entegris, Inc.	3	129
Envestnet, Inc. (a)	3	200
ePlus Inc. (a)	1	46
EVERTEC, Inc.	4	141
Evolving Systems, Inc. (a) (c)	1	1
Exela Technologies, Inc. (a)	4	9
ExlService Holdings Inc. (a)	2	126
Extreme Networks, Inc. (a)	6	40
Fabrinet (a)	2	100
FARO Technologies Inc. (a)	1	50
Finisar Corporation (a)	5	112
FireEye, Inc. (a) (b)	1	22
Fitbit, Inc. - Class A (a)	13	59
FormFactor Inc. (a)	5	76
Globant S.A. (a)	2	224
GSI Technology, Inc. (a)	3	30
Hackett Group Inc.	3	47
Harmonic Inc. (a)	6	33
I3 Verticals, Inc. - Class A (a)	1	28
Ichor Holdings, Ltd. (a)	1	28
II-VI Inc. (a) (b)	4	138
Immersion Corp. (a)	2	17
Impinj, Inc. (a) (b)	1	19
Infinera Corporation (a)	10	28
Innodata Inc. (a)	6	5
INPHI Corporation (a)	1	51
Insight Enterprises, Inc. (a)	2	133
InterDigital Communications, Inc.	2	129
Intevac Inc. (a)	3	13
Iteris, Inc. (a)	4	20
Itron Inc. (a)	2	135
J2 Cloud Services, LLC	2	190
	Shares/Par[1]	Value ($)
Jabil Inc.	4	125
KBR, Inc.	8	211
Kemet Corp.	4	69
Key Tronic Corp. (a)	3	13
Kimball Electronics Group, LLC (a)	2	35
Knowles Corporation (a)	5	96
Kopin Corp. (a)	9	10
Kulicke & Soffa Industries Inc.	3	68
Lattice Semiconductor Corp. (a)	7	106
Limelight Networks, Inc. (a)	7	20
Littelfuse Inc.	—	86
Liveramp, Inc. (a)	4	183
LogMeIn, Inc.	3	228
Lumentum Holdings Inc. (a)	3	141
MACOM Technology Solutions Holdings, Inc. (a)	1	19
MagnaChip Semiconductor, Ltd. (a) (b)	2	22
Manhattan Associates Inc. (a)	4	286
Mantech International Corp. - Class A	1	96
MAXIMUS Inc.	—	34
MaxLinear, Inc. - Class A (a)	4	99
Methode Electronics Inc.	2	61
MicroStrategy Inc. - Class A (a)	1	78
Mimecast Uk Limited (a)	4	175
MKS Instruments, Inc.	1	110
MoneyGram International, Inc. (a) (b)	6	15
Monotype Imaging Holdings Inc.	1	21
MTS Systems Corp.	1	40
Nanometrics Inc. (a)	1	37
NAPCO Security Technologies Inc. (a)	1	42
NCR Corporation (a)	5	169
NeoPhotonics Corporation (a)	3	13
NetScout Systems, Inc. (a)	5	119
Network-1 Technologies, Inc.	3	7
NIC Inc.	4	66
Novantas Inc. (a)	2	202
NVE Corp.	—	22
Onespan, Inc. (a)	2	22
OSI Systems Inc. (a)	1	132
PAR Technology Corp. (a)	—	12
Park Electrochemical Corp.	2	33
Paylocity Holding Corporation (a)	2	150
PC Connection, Inc.	1	48
PCM, Inc. (a)	1	30
PDF Solutions Inc. (a)	2	33
Perficient, Inc. (a)	2	62
Perspecta Inc.	9	221
PFSweb Inc. (a)	2	9
Photronics Inc. (a)	3	26
Pixelworks, Inc. (a)	3	8
Plantronics Inc.	3	93
Plexus Corp. (a)	2	113
Power Integrations Inc.	2	134
Presidio Inc.	4	54
PRGX Global, Inc. (a)	4	26
Progress Software Corp.	2	99
Pure Storage, Inc. - Class A (a)	7	111
QAD Inc. - Class A	1	30
Qualys, Inc. (a)	2	213
Rambus Inc. (a)	7	81
Ribbon Communications Inc. (a)	6	30
Rogers Corp. (a)	1	189
Rudolph Technologies Inc. (a)	2	46
SailPoint Technologies Holdings, Inc. (a)	2	47
Sanmina Corp. (a)	5	137
Sapiens International Corporation N.V.	3	44
ScanSource Inc. (a)	2	51
Science Applications International Corp.	4	304
Semtech Corp. (a)	4	199
Servicesource International, Inc. (a)	4	4
ShotSpotter, Inc. (a) (b)	—	17
Silicon Laboratories Inc. (a)	2	187
SMART Global Holdings, Inc. (a)	2	41
SMTC Corp. (a)	2	8
SolarEdge Technologies Ltd. (a)	3	171
SPS Commerce, Inc. (a)	1	108

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

7

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
StarTek, Inc. (a)	2	14
Stratasys, Inc. (a)	1	40
Super Micro Computer, Inc. (a)	2	39
Sykes Enterprises Inc. (a)	2	53
Synaptics Incorporated (a)	2	67
SYNNEX Corporation	1	136
Systemax Inc.	2	39
Tech Data Corp. (a)	2	233
TeleNav Inc. (a)	2	20
Teradata Corporation (a)	4	156
Tessco Technologies Inc.	1	9
The Rubicon Project, Inc. (a)	6	40
Transact Technologies Inc.	—	2
TTEC Holdings, Inc.	3	123
TTM Technologies, Inc. (a)	6	66
Ultra Clean Holdings, Inc. (a)	3	42
Unisys Corp. (a) (b)	3	34
Upland Software, Inc. (a)	1	61
USA Technologies, Inc. (a) (b)	1	8
Veeco Instruments Inc. (a)	3	37
Verint Systems Inc. (a)	4	215
Versum Materials, Inc.	5	270
ViaSat, Inc. (a)	1	51
Viavi Solutions Inc. (a)	15	194
Virtusa Corporation (a)	1	59
Vishay Intertechnology Inc.	8	128
Vishay Precision Group, Inc. (a)	1	45
Wayside Technology Group Inc.	—	4
Xperii Corp.	3	55
Zix Corporation (a)	4	33
		16,509
Health Care 9.5%
AC Immune SA (a) (b)	2	9
Acadia Healthcare Company, Inc. (a)	5	190
Accuray Incorporated (a)	4	14
Achillion Pharmaceuticals, Inc. (a)	8	21
Aclaris Therapeutics, Inc. (a)	4	8
Acorda Therapeutics, Inc. (a)	4	27
Adamas Pharmaceuticals, Inc. (a) (b)	2	10
Addus HomeCare Corporation (a)	1	57
Aduro Biotech, Inc. (a)	4	6
Adverum Biotechnologies, Inc. (a)	4	51
Agios Pharmaceuticals, Inc. (a) (b)	—	23
Akebia Therapeutics, Inc. (a)	1	7
Akorn, Inc. (a)	12	60
Albireo Pharma, Inc. (a)	1	25
Alder BioPharmaceuticals, Inc. (a)	1	18
Aldeyra Therapeutics, Inc. (a)	1	4
Alkermes Public Limited Company (a)	5	114
Allscripts Healthcare Solutions, Inc. (a)	11	133
AMAG Pharmaceuticals, Inc. (a)	3	25
Amedisys, Inc. (a)	2	242
American Renal Associates Holdings, Inc. (a)	3	19
AMN Healthcare Services, Inc. (a)	3	146
Amphastar Pharmaceuticals, Inc. (a)	2	36
Anaptysbio, Inc. (a)	2	97
AngioDynamics, Inc. (a)	2	35
ANI Pharmaceuticals, Inc. (a)	1	74
Anika Therapeutics, Inc. (a)	1	21
Apex Medical Corp. (a)	2	17
Apollo Medical Holdings, Inc. (a)	—	4
Ardelyx, Inc. (a)	4	10
Arena Pharmaceuticals, Inc. (a)	2	115
Assembly Biosciences, Inc. (a)	1	19
Assertio Therapeutics, Inc. (a)	6	20
Atara Biotherapeutics, Inc. (a)	1	13
Atrion Corporation	—	97
Audentes Therapeutics, Inc. (a)	1	55
Avanos Medical, Inc. (a)	2	107
AVROBIO, Inc. (a)	1	10
Bellicum Pharmaceuticals, Inc. (a)	4	8
BioScrip, Inc. (a)	9	24
BioSpecifics Technologies Corp. (a)	1	42
BioTelemetry, Inc. (a)	2	94
	Shares/Par[1]	Value ($)
Brookdale Senior Living Inc. (a)	10	74
Calithera Biosciences, Inc. (a)	3	13
Cambrex Corp. (a)	2	76
Cantel Medical Corp.	2	186
Capital Senior Living Corp. (a)	1	7
Cardiovascular Systems Inc. (a)	—	17
Castlight Health, Inc. - Class B (a)	7	24
Catalyst Bio, Inc. (a)	1	8
Catalyst Pharmaceuticals, Inc. (a)	4	14
Champions Oncology, Inc. (a)	1	4
Chembio Diagnostics, Inc. (a)	2	11
ChemoCentryx, Inc. (a)	4	35
Chimerix, Inc. (a)	4	17
Clearside Biomedical Inc. (a) (b)	1	1
Collegium Pharmaceutical, Inc. (a)	3	38
Computer Programs & Systems Inc.	—	11
Concert Pharmaceuticals Inc. (a)	2	21
ConforMIS, Inc. (a) (b)	3	11
Conmed Corp.	2	151
Corcept Therapeutics Inc. (a)	6	72
Corvel Corp. (a)	1	90
Corvus Pharmaceuticals Inc. (a) (b)	1	5
Cross Country Healthcare Inc. (a)	4	34
CryoLife Inc. (a)	2	64
Cumberland Pharmaceuticals Inc. (a)	3	18
Cutera Inc. (a)	1	21
Cymabay Therapeutics, Inc. (a)	2	17
Cytomx Therapeutics, Inc. (a)	2	19
Deciphera Pharmaceuticals, Inc. (a) (b)	1	29
Denali Therapeutics Inc. (a) (b)	1	14
Dermira, Inc. (a) (b)	1	10
Diplomat Pharmacy, Inc. (a)	3	16
Eagle Pharmaceuticals Inc. (a)	1	49
Emergent BioSolutions Inc. (a)	1	64
Enanta Pharmaceuticals, Inc. (a)	1	110
Endo International Public Limited Company (a)	2	9
Enzo Biochem Inc. (a)	4	12
Epizyme, Inc. (a)	3	43
Evolent Health, Inc. - Class A (a)	2	17
Fonar Corp. (a)	1	12
G1 Therapeutics, Inc. (a)	1	43
Genomic Health, Inc. (a)	2	123
Geron Corp. (a) (b)	10	14
Global Blood Therapeutics, Inc. (a)	1	45
Globus Medical Inc. - Class A (a)	1	58
GlycoMimetics, Inc. (a)	3	35
Hanger, Inc. (a)	1	26
Harvard Bioscience Inc. (a)	3	6
HealthEquity, Inc. (a)	1	96
Healthstream, Inc. (a)	2	47
Heska Corporation (a)	—	42
HMS Holdings Corp. (a)	6	179
Horizon Therapeutics Public Limited Company (a)	9	216
Innoviva, Inc. (a)	4	58
Inogen, Inc. (a)	—	20
Inovalon Holdings, Inc. - Class A (a) (b)	1	20
Inovio Pharmaceuticals, Inc. (a) (b)	5	14
Insmed Inc. (a)	2	42
Inspire Medical Systems Inc. (a)	1	66
Integer Holdings Corporation (a)	2	158
Integra LifeSciences Holdings Corp. (a)	2	96
Intellia Therapeutics, Inc. (a) (b)	3	45
Intra-Cellular Therapies, Inc. (a)	3	42
Invacare Corp.	2	10
Iovance Biotherapeutics Inc. (a)	4	90
Jounce Therapeutics Inc. (a)	2	10
Kala Pharmaceuticals Inc. (a)	2	11
KalVista Pharmaceuticals Inc. (a)	1	27
Karyopharm Therapeutics Inc. (a) (b)	4	22
Kura Operations, Inc. (a)	2	45
Lannett Co. Inc. (a) (b)	—	2
Lantheus Holdings Inc. (a)	2	69
LeMaitre Vascular Inc.	2	44
LHC Group, Inc. (a)	2	220
Ligand Pharmaceuticals Incorporated (a)	1	93

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

8

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Lipocine Operating Inc. (a)	1	3
LivaNova PLC (a)	1	102
MacroGenics Inc. (a)	1	22
Madrigal Pharmaceuticals Inc. (a) (b)	—	38
Magellan Health Services Inc. (a)	1	98
Mallinckrodt Public Limited Company (a) (b)	6	51
Mednax, Inc. (a)	2	48
Medpace Holdings, Inc. (a)	2	135
MEI Pharma, Inc. (a)	4	10
Meridian Bioscience Inc.	3	39
Merit Medical Systems Inc. (a)	3	171
Merrimack Pharmaceuticals Inc. (a)	1	5
Mesa Laboratories, Inc.	—	61
Minerva Neurosciences Inc. (a)	3	15
miRagen Therapeutics, Inc. (a)	1	2
Molecular Templates, Inc. (a)	2	20
Momenta Pharmaceuticals, Inc. (a)	2	23
Myokardia, Inc. (a)	1	37
Myriad Genetics, Inc. (a)	4	108
Nabriva Therapeutics Public Limited Company (a) (b)	6	14
NantHealth Inc. (a) (b)	4	2
NantKwest, Inc. (a)	2	2
National Healthcare Corp.	1	65
National Research Corp. - Class A	3	171
Natus Medical Inc. (a)	1	13
Neogen Corp. (a)	3	180
Neogenomics, Inc. (a)	3	72
Nextgen Healthcare Inc. (a)	3	55
NuVasive Inc. (a)	3	184
ObsEva SA (a)	2	25
Omnicell, Inc. (a)	2	206
OPKO Health, Inc. (a) (b)	17	41
OptiNose, Inc. (a) (b)	—	—
Orasure Technologies, Inc. (a)	4	37
Orthofix Medical Inc. (a)	1	52
Orthopediatrics Corp. (a)	—	7
Otonomy, Inc. (a)	2	5
Owens & Minor Inc.	5	16
Pacira Biosciences, Inc. (a)	3	115
Patterson Cos. Inc.	5	123
PDL BioPharma, Inc. (a)	11	34
PetIQ, Inc. - Class A (a)	1	39
Pfenex Inc. (a)	2	11
Phibro Animal Health Corporation - Class A	1	36
Pieris AG (a)	4	17
Prestige Consumer Healthcare Inc. (a)	3	96
Progenics Pharmaceuticals Inc. (a)	3	18
Protagonist Therapeutics, Inc. (a)	2	22
Prothena Corporation Public Limited Company (a)	4	43
Providence Services Corp. (a)	—	25
Quidel Corporation (a)	2	141
RA Pharmaceuticals, Inc. (a)	1	27
RadNet Inc. (a)	3	45
Regenxbio Inc. (a)	2	124
Repligen Corp. (a)	3	237
Retrophin Inc. (a)	2	49
Revance Therapeutics Inc. (a)	3	39
Rhythm Pharmaceuticals, Inc. (a)	2	40
Rigel Pharmaceuticals Inc. (a)	7	18
RTI Surgical, Inc. (a)	6	27
SeaSpine Holdings Corporation (a)	2	23
Select Medical Holdings Corporation (a)	8	132
Sientra, Inc. (a) (b)	1	7
SIGA Technologies, Inc. (a)	3	17
Simulations Plus Inc.	2	45
Solid Biosciences Inc. (a) (b)	1	7
Spark Therapeutics, Inc. (a)	2	168
Spectrum Pharmaceuticals, Inc. (a)	3	27
Spero Therapeutics, Inc. (a)	1	10
Staar Surgical Co. (a)	1	18
Supernus Pharmaceuticals Inc. (a)	3	83
SurModics Inc. (a)	1	27
Symbion, Inc. (a)	2	20
Syndax Pharmaceuticals, Inc. (a)	3	25
Syneos Health, Inc. - Class A (a)	2	113
	Shares/Par[1]	Value ($)
Synlogic Operating Company, Inc. (a)	2	18
Syros Pharmaceuticals, Inc. (a)	1	14
Taro Pharmaceutical Industries Ltd	2	177
Tenet Healthcare Corporation (a)	6	129
The Ensign Group, Inc.	3	175
The Joint Corp (a)	1	13
Tivity Health, Inc. (a)	3	41
Triple-S Management Corp. - Class B (a)	1	29
U. S. Physical Therapy, Inc.	1	78
Ultragenyx Pharmaceutical Inc. (a)	2	102
United Therapeutics Corporation (a)	1	80
Utah Medical Products Inc.	1	48
Vanda Pharmaceuticals Inc. (a)	3	46
Varex Imaging Corporation (a)	2	50
Verastem, Inc. (a) (b)	5	8
Vocera Communications, Inc. (a) (b)	1	34
Wright Medical Group N.V. (a)	8	224
Xencor, Inc. (a)	2	66
Zafgen, Inc. (a)	2	3
Zogenix, Inc. (a) (b)	2	76
		11,279
Materials 6.3%
AdvanSix Inc. (a)	2	49
AgroFresh Solutions, Inc. (a)	4	7
AK Steel Holding Corporation (a) (b)	15	34
Alcoa Corporation (a)	5	113
Allegheny Technologies Incorporated (a) (b)	8	198
American Vanguard Corporation	3	41
Andina Acquisition Corporation	1	10
Balchem Corporation	2	209
Boise Cascade Company	2	58
Cabot Corp.	3	162
Carpenter Technology Corp.	3	136
Century Aluminum Co. (a)	5	38
Chase Corporation	1	56
Chemours Co.	4	106
Clearwater Paper Corporation (a)	1	21
Cleveland-Cliffs Inc. (b)	15	155
Coeur d'Alene Mines Corp. (a)	12	54
Commercial Metals Co.	7	125
Compass Minerals International, Inc. (b)	2	105
Core Molding Technologies Inc. (a)	—	1
Domtar Corp. (c)	4	175
Eagle Materials Inc.	3	264
Element Solutions, Inc. (a)	15	151
Ferro Corp. (a)	5	77
Ferroglobe PLC	5	9
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (d)	9	—
Flotek Industries Inc. (a)	5	17
FutureFuel Corp.	3	35
GCP Applied Technologies Inc. (a)	4	86
Gold Resource Corporation	6	19
Graphic Packaging Holding Co.	18	254
Greif Inc. - Class A	2	60
Greif Inc. - Class B	1	28
Hawkins Inc.	1	37
Haynes International Inc.	1	44
HB Fuller Co.	3	138
Hecla Mining Co.	24	44
Huntsman Corp.	4	77
Ingevity Corporation (a)	1	105
Innophos Holdings Inc	1	39
Innospec Inc.	2	148
Intrepid Potash, Inc. (a)	10	34
Kaiser Aluminum Corp.	2	219
Koppers Holdings Inc. (a)	1	40
Kraton Corporation (a)	2	59
Kronos Worldwide, Inc.	4	55
Livent Corporation (a)	2	11
Louisiana-Pacific Corp.	8	200
LSB Industries Inc. (a)	1	5
Materion Corp.	1	90
Mercer International Inc.	5	70
Minera Andes Inc. (b) (c)	4	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

9

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Minerals Technologies Inc.	2	118
Myers Industries Inc.	3	53
Neenah Inc.	1	71
Nexa Resources S.A.	1	8
Olin Corp.	10	215
Olympic Steel, Inc.	1	8
Omnova Solutions Inc. (a)	4	25
Owens-Illinois Inc.	9	163
P.H. Glatfelter Co.	3	51
PolyOne Corporation	5	145
PQ Group Holdings Inc. (a)	4	67
Quaker Chemical Corp.	1	169
Rayonier Advanced Materials Inc. (b)	3	17
Resolute Forest Products Inc. (c)	6	40
Ryerson Holding Corp. (a)	3	21
Schnitzer Steel Industries Inc. - Class A	2	50
Schweitzer-Mauduit International Inc.	2	61
Scotts Miracle-Gro Co. - Class A	—	42
Sensient Technologies Corporation	3	198
Silgan Holdings Inc.	7	212
Stepan Co.	1	130
Summit Materials, Inc. - Class A (a)	6	123
SunCoke Energy, Inc. (a)	5	42
Synalloy Corp.	2	26
TimkenSteel Corp. (a)	4	32
Trecora Resources (a)	1	11
Tredegar Corp.	2	41
Trinseo S.A.	2	75
Tronox Holdings PLC	2	26
U.S. Concrete, Inc. (a)	1	55
UFP Technologies Inc. (a)	1	25
United States Lime & Minerals Inc.	1	41
United States Steel Corp. (b)	10	156
Univar Inc. (a)	11	252
Universal Stainless & Alloy Products Inc. (a)	1	17
Valvoline, Inc.	11	218
Venator Materials PLC (a)	3	18
Verso Corporation - Class A (a)	3	59
Warrior Met Coal, Inc.	3	70
Worthington Industries Inc.	3	135
		7,561
Energy 4.9%
Abraxas Petroleum Corporation (a)	9	9
Adams Resources & Energy, Inc.	1	27
Alta Mesa Resources, Inc. - Class A (a) (b)	3	—
Antero Resources Corporation (a)	6	34
Apergy Corporation (a)	4	146
Arch Coal, Inc. - Class A (b)	1	98
Archrock, Inc.	8	81
Basic Energy Services, Inc. (a)	2	3
Berry Petroleum Company, LLC	1	13
Blue Ridge Mountain Resources, Inc. (a)	1	7
Bonanza Creek Energy, Inc. (a)	1	31
C&J Energy Services, Inc. (a)	3	34
Cactus Inc. - Class A (a)	3	85
California Resources Corporation (a) (b)	3	52
Callon Petroleum Company (a)	13	85
CARBO Ceramics Inc. (a)	2	2
Carrizo Oil & Gas Inc. (a)	4	41
Centennial Resource Development, LLC - Class A (a)	11	87
Chaparral Energy, Inc. - Class A (a) (b)	1	5
Chesapeake Energy Corp. (a) (b)	24	47
Clean Energy Fuels Corp. (a)	15	41
CNX Resources Corporation (a)	11	77
CONSOL Mining Corporation (a)	3	71
Contura Energy, Inc. (a)	—	20
Core Laboratories N.V.	2	87
CVR Energy, Inc.	3	161
Dawson Geophysical Co. (a)	2	4
Delek US Holdings, Inc.	5	202
Denbury Resources Inc. (a)	19	23
DHT Holdings, Inc.	7	40
Diamond Offshore Drilling, Inc. (a) (b)	4	35
DMC Global Inc.	1	66
	Shares/Par[1]	Value ($)
Dorian LPG Ltd. (a)	4	32
Dril-Quip Inc. (a)	2	108
Earthstone Energy, Inc. - Class A (a)	2	14
Ensco Rowan PLC - Class A (b)	6	53
EQT Corporation	10	151
ERA Group Inc. (a)	2	19
Evolution Petroleum Corporation	3	23
Exterran Trinidad LLC (a)	3	36
Extraction Oil & Gas, Inc. (a) (b)	8	34
Forum Energy Technologies, Inc. (a)	7	25
Frank's International N.V. (a)	8	42
GasLog Ltd.	4	62
Geospace Technologies Corporation (a)	1	14
Green Plains Renewable Energy Inc.	3	35
Gulf Island Fabrication Inc. (a)	2	11
Gulfport Energy Corp. (a)	7	37
Halcon Resources Corporation (a) (b)	7	1
Helix Energy Solutions Group, Inc. (a)	10	87
HighPoint Resources Corporation (a)	5	8
Hornbeck Offshore Services Inc. (a)	4	6
Independence Contract Drilling, Inc. (a)	4	7
International Seaways, Inc. (a)	2	41
ION Geophysical Corp. (a)	1	9
Jagged Peak Energy Inc. (a)	8	68
Keane Group, Inc. (a)	6	42
KLX Energy Services Holdings, Inc. (a)	1	31
Kosmos Energy Ltd.	19	121
Laredo Petroleum Holdings Inc. (a)	11	33
Lonestar Resources US Inc. - Class A (a)	2	4
Mammoth Energy Services, Inc.	1	8
Matador Resources Co. (a)	6	119
Matrix Service Co. (a)	2	41
McDermott International Inc. (a) (b)	7	64
Midstates Petroleum Company, Inc. (a)	2	9
Murphy Oil Corp.	4	86
Nabors Industries Ltd	8	24
NACCO Industries Inc. - Class A	—	21
Natural Gas Services Group, Inc. (a)	1	18
NCS Multistage Holdings Inc. (a)	1	3
Newpark Resources Inc. (a)	6	41
Nine Energy Service, Inc. (a)	2	32
Noble Corporation PLC (a)	10	20
Nordic American Tankers Limited	3	7
Northern Oil and Gas Inc. (a)	15	29
Oasis Petroleum Inc. (a)	8	44
Oceaneering International Inc. (a)	5	97
Oil States International Inc. (a)	2	46
Overseas Shipholding Group, Inc. - Class A (a)	6	12
Panhandle Oil and Gas Inc. - Class A	1	17
Par Pacific Holdings, Inc. (a)	3	70
Patterson-UTI Energy Inc.	13	146
PBF Energy Inc. - Class A	6	192
PDC Energy, Inc. (a)	4	143
Peabody Energy Corp.	5	123
Penn Virginia Corporation (a)	1	30
Pioneer Energy Services Corp. (a) (b)	7	2
Propetro Holding Corp. (a)	3	57
QEP Resources, Inc. (a)	12	86
Range Resources Corporation (b)	13	93
Reg Biofuels, LLC (a)	2	36
REX Stores Corp. (a)	—	28
RigNet Inc. (a)	1	9
Ring Energy Inc. (a)	4	11
RPC Inc. (b)	10	72
SandRidge Energy, Inc. (a)	3	20
Scorpio Tankers Inc.	3	85
SEACOR Holdings Inc. (a)	1	57
SEACOR Marine Holdings Inc. (a)	1	8
Select Energy Services, Inc. - Class A (a)	4	48
SemGroup Corporation - Class A	4	51
Ship Finance International Limited	5	58
SilverBow Resources, Inc. (a)	1	15
SM Energy Company	6	76
Solaris Oilfield Infrastructure, Inc. - Class A	2	31
Southwestern Energy Co. (a)	32	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

10

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
SRC Energy Inc. (a)	12	59
Superior Energy Services Inc. (a)	8	10
Talos Energy Inc. (a)	2	42
TETRA Technologies, Inc. (a)	11	17
Tidewater Inc. (a)	1	29
Transocean Ltd. (a)	21	132
U.S. Silica Holdings, Inc. (b)	4	51
Ultra Petroleum Corp. (a)	6	1
Unit Corp. (a)	2	21
VAALCO Energy, Inc. (a)	4	7
W&T Offshore, Inc. (a)	9	43
Whiting Petroleum Corp. (a) (b)	5	92
World Fuel Services Corp.	4	137
		5,894
Communication Services 3.9%
A T N International Limited	1	32
Alaska Communications Systems Group, Inc. (a)	2	4
AMC Entertainment Holdings, Inc. - Class A (b)	3	24
AMC Networks, Inc. - Class A (a)	3	154
Boingo Wireless, Inc. (a)	2	37
Cable One, Inc.	—	23
Care.com Inc. (a)	2	27
Cargurus Inc. - Class A (a)	3	98
Cars.com Inc. (a)	2	34
Central European Media Enterprises Ltd - Class A (a)	12	50
Cincinnati Bell Inc. (a)	4	19
Cinemark Holdings, Inc.	—	12
Clear Channel Outdoor Holdings, Inc. (a)	2	11
Cogent Communications Group, Inc.	3	172
comScore, Inc. (a)	3	18
Consolidated Communications Holdings Inc.	6	27
Cumulus Media Inc. - Class A (a)	1	17
Daily Journal Corp. (a) (b) (c)	—	12
DHI Group, Inc. (a)	6	20
Egain Corporation (a)	2	20
Emerald Expositions Events, Inc.	2	27
Entercom Communications Corp. - Class A	8	47
Entravision Communications Corporation - Class A	4	12
EW Scripps Co. - Class A	4	64
Fluent Inc. (a)	3	17
Frontier Communications Corporation (a) (b)	1	2
Gannett Co., Inc.	7	60
GCI Liberty, Inc. - Class A (a)	1	38
Glu Mobile Inc. (a)	5	35
Gray Television Inc. (a)	6	101
GTT Communications Inc. (a) (b)	2	33
Hemisphere Media Group, Inc. - Class A (a)	2	22
IDT Corp. - Class B (a)	2	14
IMAX Corporation (a)	4	71
Intelsat Investments S.A. (a)	8	146
Iridium Communications Inc. (a)	6	146
John Wiley & Sons Inc. - Class A	3	142
Lee Enterprises, Incorporated (a)	3	8
Liberty Braves Group - Class A (a)	1	19
Liberty Braves Group - Class C (a)	2	53
Liberty Latin America Ltd. - Class A (a)	3	51
Liberty Latin America Ltd. - Class C (a)	7	113
Liberty TripAdvisor Holdings Inc. - Class A (a)	5	63
Lions Gate Entertainment Corp. - Class A	4	49
Lions Gate Entertainment Corp. - Class B	5	62
Loral Spacecom Corporation (a)	1	29
Marchex, Inc. - Class B (a)	2	10
Marcus Corp.	1	46
Maxar Technologies Inc. (b)	5	36
Meredith Corp.	2	131
MSG Networks Inc. - Class A (a)	4	84
National CineMedia Inc.	6	36
New Media Investment Group Inc.	4	35
New York Times Co. - Class A	3	98
Nexstar Media Group, Inc. - Class A	2	222
ORBCOMM Inc. (a)	3	21
pdvWireless, Inc. (a)	1	38
QuinStreet, Inc. (a)	3	50
Reading International Inc. - Class A (a)	1	19
	Shares/Par[1]	Value ($)
Rosetta Stone Inc. (a)	—	10
Saga Communications Inc. - Class A	—	9
Scholastic Corp.	2	65
Shenandoah Telecommunications Company	3	112
Sinclair Broadcast Group Inc. - Class A	4	226
Spok Holdings, Inc.	1	15
TechTarget, Inc. (a)	2	37
TEGNA Inc.	13	201
Telephone & Data Systems Inc.	7	204
Townsquare Media Inc. - Class A	1	6
Travelzoo (a)	1	22
Tribune Media Co. - Class A	3	143
Tribune Publishing Company, LLC (a)	3	21
Truecar, Inc. (a)	4	21
Tucows Inc. (a) (b) (c)	1	35
US Cellular Corp. (a)	2	105
Vonage Holdings Corp. (a)	14	154
Yelp Inc. - Class A (a)	2	58
Zedge, Inc. - Class B (a) (c)	1	2
Zynga Inc. - Class A (a)	17	106
		4,613
Consumer Staples 3.9%
Alico, Inc.	1	34
Avon Products, Inc. (a)	27	106
B&G Foods, Inc. (b)	3	64
BJ's Wholesale Club Holdings, Inc. (a)	8	203
Boston Beer Co. Inc. - Class A (a)	1	201
Calavo Growers Inc. (b)	1	108
Cal-Maine Foods Inc.	3	115
Casey's General Stores Inc.	—	37
Central Garden & Pet Co. (a)	1	32
Central Garden & Pet Co. - Class A (a)	2	44
Chefs' Warehouse Inc. (a)	2	61
Coca-Cola Consolidated Inc.	—	105
Craft Brewers Alliance Inc. (a)	2	26
Darling Ingredients Inc. (a)	10	209
Del Monte Fresh Produce Company	3	67
E.L.F. Beauty, Inc. (a)	3	37
Edgewell Personal Care Colombia S A S (a)	3	89
Energizer Holdings, Inc. (b)	4	139
Farmer Bros. Co. (a)	1	21
Flowers Foods Inc.	2	51
Hostess Brands, Inc. - Class A (a)	4	64
Ingles Markets Inc. - Class A	1	35
Inter Parfums Inc.	2	129
J&J Snack Foods Corp.	1	178
John B. Sanfilippo & Son Inc.	—	30
Lancaster Colony Corp.	2	233
Landec Corp. (a)	2	18
LifeVantage Corporation (a)	1	15
Limoneira Co.	1	26
Medifast, Inc.	1	84
MGPI Processing, Inc. (b)	1	44
National Beverage Corp. (b)	2	68
Natural Alternatives International Inc. (a)	1	10
Natural Grocers By Vitamin Cottage, Inc. (a)	3	31
Natural Health Trends Corp. (b)	1	7
Nu Skin Enterprises, Inc. - Class A	3	167
Performance Food Group Company (a)	5	207
Pilgrim's Pride Corporation (a)	1	29
PriceSmart Inc.	2	89
Primo Water Operations, Inc. (a)	2	23
Revlon Inc. - Class A (a)	1	12
Rite Aid Corporation (a) (b)	2	13
Rocky Mountain Chocolate Factory, Inc.	2	13
Sanderson Farms Inc.	1	176
Seneca Foods Corp. - Class A (a)	—	12
SpartanNash Co.	2	19
Spectrum Brands Legacy, Inc.	2	127
Sprouts Farmers Market, Inc. (a)	6	119
The Andersons, Inc.	2	52
The Simply Good Foods Company (a)	5	118
Treehouse Foods, Inc. (a)	3	151
Turning Point Brands, Inc.	1	64

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

11

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
United Natural Foods Inc. (a)	3	24
United-Guardian Inc.	—	3
Universal Corp.	1	77
USANA Health Sciences, Inc. (a)	1	107
Vector Group Ltd.	9	84
Village Super Market Inc. - Class A	1	15
WD-40 Co.	1	134
Weis Markets Inc.	1	37
		4,593
Utilities 3.4%
ALLETE, Inc.	2	162
American States Water Company	3	191
AquaVenture Holdings Limited (a)	1	23
Artesian Resources Corporation - Class A	1	41
Atlantica Yield PLC	6	136
Avista Corporation	4	172
Black Hills Corporation	3	198
California Water Service Group	3	143
Chesapeake Utilities Corp.	1	102
Clearway Energy, Inc. - Class A	2	32
Clearway Energy, Inc. - Class C	3	54
Connecticut Water Services Inc.	1	59
El Paso Electric Co.	2	159
Genie Energy Ltd. - Class B	2	22
Hawaiian Electric Industries Inc.	3	146
MGE Energy, Inc.	2	145
Middlesex Water Co.	1	61
New Jersey Resources Corp.	4	212
Northwest Natural Holding Company	2	119
NorthWestern Corp.	3	225
One Gas, Inc.	1	104
Ormat Technologies Inc.	3	194
Otter Tail Corp.	2	103
Pattern Energy Group Inc. - Class A (c)	5	122
PNM Resources, Inc.	5	241
Portland General Electric Co.	2	112
RGC Resources, Inc.	—	14
SJW Corp.	1	68
South Jersey Industries Inc.	6	191
Southwest Gas Corp.	1	94
Spark Energy Inc. - Class A (b)	1	9
Spire, Inc.	3	250
Terraform Power, Inc. - Class A	7	103
Unitil Corp.	1	59
York Water Co.	1	40
		4,106
Real Estate 0.7%
Altisource Portfolio Solutions S.A. (a)	1	19
Consolidated-Tomoka Land Co.	—	30
Drive Shack Inc. (a)	5	25
Dwight A. Walker Real Estate, Inc. - Class A	1	36
Florida Rock Properties, Inc. (a)	1	36
Forestar Group Inc. (a)	1	12
Griffin Industrial Realty Inc.	1	31
HFF, Inc. - Class A	2	106
Kennedy-Wilson Holdings Inc.	8	169
Marcus & Millichap Inc. (a)	2	73
Maui Land & Pineapple Co. Inc. (a)	1	11
Newmark Group, Inc. - Class A	6	58
Rafael Holdings, Inc. - Class B (a)	1	22
Realogy Holdings Corp. (b)	5	35
Redfin Corporation (a)	—	4
RMR Group, Inc. - Class A	1	35
St. Joe Co. (a) (b)	3	59
Tejon Ranch Co. (a)	2	33
The Howard Hughes Corporation (a)	—	26
		820
Total Common Stocks (cost $115,308)		118,906
RIGHTS 0.0%
Hertz Global Holdings, Inc. (a) (b) (c)	4	9
LyondellBasell Industries N.V. (a) (c) (d)	2	1
NewStar Financial, Inc. (a) (c) (d)	3	1
Total Rights (cost $1)		11
	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.0%
Communication Services 0.0%
GCI Liberty, Inc. - Series A, 7.00%, (callable at 25 beginning 03/10/39) (e)	—	10
Total Preferred Stocks (cost $2)		10
SHORT TERM INVESTMENTS 3.3%
Securities Lending Collateral 2.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (f) (g)	3,319	3,319
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (f) (g)	568	568
Total Short Term Investments (cost $3,887)		3,887
Total Investments 103.0% (cost $119,198)		122,814
Other Assets and Liabilities, Net (3.0)%		(3,617)
Total Net Assets 100.0%		119,197

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Jackson Variable Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)   Perpetual security. Next contractual call date presented, if applicable.

(f)   Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 53.0%
Collateralized Mortgage Obligations 27.1%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	9,269	9,471
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	8,470
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	10,126
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	6,386
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	5,358
Series A-4377, REMIC, 3.00%, 06/15/39	11,130	11,260
Series BK-4469, REMIC, 3.00%, 08/15/39	8,342	8,448
Series JA-3818, REMIC, 4.50%, 01/15/40	160	161
Series GA-4376, REMIC, 3.00%, 04/15/40	9,836	10,035
Series NY-4390, REMIC, 3.00%, 06/15/40	9,521	9,715
Series MA-4391, REMIC, 3.00%, 07/15/40	9,309	9,499
Interest Only, Series SP-3770, REMIC, 4.11%, (6.50% - (1M USD LIBOR * 1)), 11/15/40 (a)	2,189	214
Interest Only, Series SM-3780, REMIC, 4.11%, (6.50% - (1M USD LIBOR * 1)), 12/15/40 (a)	12,018	2,311
Series KA-4366, REMIC, 3.00%, 03/15/41	9,446	9,663
Series SL-4061, REMIC, 2.71%, (7.06% - (1M USD LIBOR * 1.75)), 06/15/42 (a)	1,482	1,535
Series B-4481, REMIC, 3.00%, 12/15/42	18,614	19,148
Series CS-4156, REMIC, 2.47%, (5.40% - (1M USD LIBOR * 1.2)), 01/15/43 (a)	5,045	5,001
Series UZ-4508, REMIC, 3.00%, 07/15/43	10,713	10,632
Series ZX-4404, REMIC, 4.00%, 04/15/44	59,038	65,560
Series CA-4573, REMIC, 3.00%, 11/15/44	31,690	32,466
Series LZ-4410, REMIC, 4.00%, 11/15/44	1,787	2,039
Series KZ-4440, REMIC, 3.00%, 02/15/45	12,247	12,224
Series HA-4582, REMIC, 3.00%, 09/15/45	22,022	22,625
Interest Only, Series MS-4291, REMIC, 3.51%, (5.90% - (1M USD LIBOR * 1)), 01/15/54 (a)	5,090	796
Series A-4734, REMIC, 3.00%, 07/15/42	25,100	25,590
Series KM-4141, REMIC, 1.75%, 12/15/42	24,358	23,548
Series DA-4464, REMIC, 2.50%, 01/15/43	3,544	3,393
Series EC-4745, REMIC, 3.00%, 12/15/44	16,592	16,884
Federal National Mortgage Association, Inc.
Interest Only, Series 2010-CS-134, REMIC, 4.28%, (6.68% - (1M USD LIBOR * 1)), 12/25/25 (a)	1,586	142
Series 2013-AB-53, REMIC, 1.50%, 03/25/28	4,838	4,755

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

12

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	1,822	1,858
Series 2013-WB-100, REMIC, 3.00%, 10/25/33	20,000	20,688
Interest Only, Series 2005-S-2, REMIC, 4.20%, (6.60% - (1M USD LIBOR * 1)), 02/25/35 (a)	6,730	1,219
Interest Only, Series 2011-PS-84, REMIC, 4.20%, (6.60% - (1M USD LIBOR * 1)), 01/25/40 (a)	10,298	752
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	1,134	1,178
Series 2014-MA-68, REMIC, 3.00%, 11/25/40	8,987	9,165
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	4,877	4,831
Interest Only, Series 2011-ES-93, REMIC, 4.10%, (6.50% - (1M USD LIBOR * 1)), 09/25/41 (a)	1,997	375
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	2,010	2,182
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	2,004	2,170
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	12,303	12,366
Series 2015-AP-95, REMIC, 3.00%, 08/25/42	13,738	13,978
Series 2013-NZ-31, REMIC, 3.00%, 04/25/43	16,737	16,541
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	16,931	17,193
Series 2013-ZA-52, REMIC, 3.00%, 06/25/43	4,171	4,159
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	15,989	17,402
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	11,503	11,492
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	24,804	25,001
Series 2017-CH-4, REMIC, 3.00%, 06/25/42	31,480	31,897
Series 2016-A-9, REMIC, 3.00%, 09/25/43	7,526	7,690
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	19,398	19,913
Series 2018-JA-27, REMIC, 3.00%, 12/25/47	8,647	8,761
Series 2018-C-33, REMIC, 3.00%, 05/25/48	48,396	49,035
Series 2018-LA-38, REMIC, 3.00%, 06/25/48	18,237	18,389
Series 2018-A-64, REMIC, 3.00%, 09/25/48	23,384	23,701
Series 2019-BA-12, REMIC, 3.00%, 04/25/49	9,791	9,924
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 3.72%, (6.10% - (1M USD LIBOR * 1)), 03/20/40 (a)	7,016	520
		679,835
Mortgage-Backed Securities 20.4%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/43 - 02/01/44	9,522	10,090
3.00%, 06/01/43 - 09/01/45	169,297	172,122
3.50%, 02/01/46 - 01/01/48	41,378	42,891
REMIC, 3.00%, 06/15/44	8,686	8,930
Federal National Mortgage Association, Inc.
4.50%, 04/01/26	2,969	3,116
3.00%, 03/01/35 - 02/01/47	131,972	133,491
3.50%, 09/01/43 - 04/01/48	69,643	71,850
4.00%, 08/01/47 - 06/01/48	58,386	60,803
Government National Mortgage Association
3.50%, 10/20/45	10,222	10,468
		513,761
U.S. Treasury Securities 5.5%
U.S. Treasury Note
2.88%, 08/15/28	15,100	16,218
3.13%, 11/15/28	25,100	27,516
2.63%, 02/15/29	20,900	22,030
2.38%, 05/15/29 (b)	69,900	72,194
		137,958
Total Government And Agency Obligations (cost $1,297,637)		1,331,554
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 44.3%
Aimco CLO
Series 2015-AR-AA, 3.45%, (3M USD LIBOR + 0.85%), 01/15/30 (a) (c)	1,000	998
Ajax Mortgage Loan Trust
Series 2017-A-A, 3.47%, 04/25/57 (c) (d)	6,602	6,575
Alternative Loan Trust
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	3,634	3,546
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	2,446	2,490
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	2,427	2,133
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	17,461	12,646
Anchorage Capital CLO Ltd
Series 2018-A1A-10A, 3.80%, (3M USD LIBOR + 1.20%), 10/15/31 (a) (c)	2,000	1,996
Apidos CLO XVI
Series 2013-A1R-16A, 3.57%, (3M USD LIBOR + 0.98%), 01/21/25 (a) (c)	331	331
	Shares/Par[1]	Value ($)
Aqua Finance Trust
Series 2017-A-A, 3.72%, 10/15/24 (c)	4,252	4,291
ArrowMark Colorado Holdings
Series 2018-A1-9A, 3.72%, (3M USD LIBOR + 1.12%), 07/15/31 (a) (c)	2,500	2,472
Assurant CLO III LTD
Series 2018-A-2A, 3.82%, (3M USD LIBOR + 1.23%), 10/20/31 (a) (c)	1,500	1,494
Assurant CLO IV LTD
Series 2019-A-1A, 3.91%, (3M USD LIBOR + 1.35%), 04/20/30 (a) (c)	2,500	2,501
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 3.69%, (3M USD LIBOR + 1.09%), 01/15/31 (a) (c)	1,000	988
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.45%, (1M USD LIBOR + 3.05%), 12/16/19 (a) (c)	2,785	2,806
Atrium IX LLC
Series AR-9A, 3.76%, (3M USD LIBOR + 1.24%), 05/28/30 (a) (c)	2,000	2,000
Avant Loans Funding Trust
Series 2018-A-B, 3.42%, 05/15/20 (c)	1,199	1,202
Banc of America Alternative Loan Trust
Series 2006-1CB1-1, REMIC, 6.00%, 02/25/36	9,297	9,621
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	6,448	6,295
Bancorp Commercial Mortgage Trust
Series 2018-A-CRE4, 3.29%, 08/17/21 (c)	2,851	2,855
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 3.59%, (1M USD LIBOR + 1.20%), 08/15/19 (a) (c)	722	719
Series 2017-D-DELC, REMIC, 4.09%, (1M USD LIBOR + 1.70%), 08/15/19 (a) (c)	823	823
Series 2017-E-DELC, REMIC, 4.89%, (1M USD LIBOR + 2.50%), 08/15/19 (a) (c)	1,660	1,662
Series 2017-F-DELC, REMIC, 5.89%, (1M USD LIBOR + 3.50%), 08/15/19 (a) (c)	1,653	1,655
BBCMS Trust
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a) (c)	2,300	2,314
Series 2018-A-CBM, REMIC, 3.39%, (1M USD LIBOR + 1.00%), 07/15/20 (a) (c)	2,389	2,389
Series 2018-A-BXH, REMIC, 3.39%, (1M USD LIBOR + 1.00%), 10/15/20 (a) (c)	2,559	2,554
Series 2014-E-BXO, REMIC, 6.14%, (1M USD LIBOR + 3.75%), 08/15/27 (a) (c)	3,171	3,172
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	1,458	1,718
Bellemeade Re Ltd
Series 2019-M1B-2A, 3.85%, (1M USD LIBOR + 1.45%), 04/25/29 (a) (c)	5,000	5,003
Benchmark Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.61%, 05/16/53 (a)	91,672	3,050
BHMS
Series 2018-A-ATLS, REMIC, 3.64%, (1M USD LIBOR + 1.25%), 07/15/20 (a) (c)	2,382	2,383
Birch Grove CLO Ltd
Series A-19A, 4.05%, (3M USD LIBOR + 1.49%), 06/16/31 (a) (c)	2,500	2,500
BX Commercial Mortgage Trust
Series 2018-A-IND, 3.14%, (1M USD LIBOR + 0.75%), 10/15/20 (a) (c)	2,480	2,480
Bx Trust
Series 2017-D-SLCT, 4.44%, (1M USD LIBOR + 2.05%), 07/15/19 (a) (c)	914	914
Series 2017-E-SLCT, 5.54%, (1M USD LIBOR + 3.15%), 07/15/19 (a) (c)	1,549	1,551
Series 2018-A-GW, 3.19%, (1M USD LIBOR + 0.80%), 05/15/20 (a) (c)	2,264	2,260
Series 2018-D-GW, 4.16%, (1M USD LIBOR + 1.77%), 05/15/20 (a) (c)	198	199
Series 2018-A-EXCL, REMIC, 3.48%, (1M USD LIBOR + 1.09%), 09/15/20 (a) (c)	2,782	2,772
California Street CLO IX LP
Series 2012-AR-9A, 4.05%, (3M USD LIBOR + 1.45%), 10/16/28 (a) (c)	2,050	2,053

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

13

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Catamaran CLO Ltd
Series 2018-A1-1A, 3.83%, (3M USD LIBOR + 1.25%), 10/27/31 (a) (c)	3,000	2,976
CBAM Ltd
Series 2018-A-6A, 3.54%, (3M USD LIBOR + 0.94%), 07/15/31 (a) (c)	2,500	2,498
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 5.04%, 04/10/26 (a)	2,839	3,047
Interest Only, Series 2016-XA-C4, REMIC, 1.88%, 05/10/58 (a)	7,132	637
CFIP CLO Ltd
Series 2013-AR-1A, 3.93%, (3M USD LIBOR + 1.34%), 04/20/29 (a) (c)	2,000	2,000
Chase Mortgage Finance Trust
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	9,844	7,169
CHL Mortgage Pass-Through Trust
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	3,439	2,806
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	3,408	2,723
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 5.39%, (1M USD LIBOR + 3.00%), 11/15/19 (a) (c)	1,806	1,811
Series 2017-F-CSMO, REMIC, 6.14%, (1M USD LIBOR + 3.74%), 11/15/19 (a) (e) (f)	963	966
CIM Trust
Series 2017-B2-3RR, 10.62%, 01/25/57 (a) (c)	35,590	36,726
Series 2017-A1-6, 3.02%, 06/25/57 (a) (c)	11,052	11,031
Series 2016-B2-1RR, REMIC, 7.53%, 07/25/55 (a) (c)	26,200	26,476
Series 2016-B2-3RR, REMIC, 7.43%, 02/29/56 (a) (c)	26,200	26,347
Series 2016-B2-2RR, REMIC, 7.77%, 02/29/56 (a) (c)	26,200	26,432
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC21, REMIC, 1.35%, 05/10/47 (a)	25,125	1,215
Interest Only, Series 2016-XA-GC36, REMIC, 1.45%, 02/12/49 (a)	21,288	1,415
Interest Only, Series 2016-XA-P3, REMIC, 1.86%, 04/16/49 (a)	18,192	1,492
Citigtoup Mortgage Loan Trust
Series 2009-3A2-12, REMIC, 6.00%, 05/25/37 (a) (c)	2,128	2,220
Citimortgage Alternative Loan Trust
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	2,076	2,007
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	1,889	1,865
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29 (c)	4,952	5,014
CLNS Trust
Series 2017-D-IKPR, 4.46%, (1M USD LIBOR + 2.05%), 06/11/32 (a) (c)	1,973	1,977
Series 2017-E-IKPR, 5.91%, (1M USD LIBOR + 3.50%), 06/11/32 (a) (c)	1,973	1,983
Series 2017-F-IKPR, 6.91%, (1M USD LIBOR + 4.50%), 06/11/32 (a) (e) (f)	1,973	1,988
COMM Mortgage Trust
Series 2018-A-HCLV, 3.39%, (1M USD LIBOR + 1.00%), 09/15/20 (a) (c)	3,070	3,056
Series 2014-C-CR19, REMIC, 4.90%, 08/10/24 (a)	1,163	1,230
Series 2016-C-CR28, REMIC, 4.80%, 12/12/25 (a)	2,047	2,204
Series 2016-C-DC2, REMIC, 4.79%, 02/12/26 (a)	1,340	1,392
Interest Only, Series 2013-XA-CR12, REMIC, 1.33%, 10/15/46 (a)	32,732	1,383
Interest Only, Series 2014-XA-CR17, REMIC, 1.15%, 05/10/47 (a)	30,123	1,188
Interest Only, Series 2015-XA-DC1, REMIC, 1.26%, 02/10/48 (a)	28,302	1,131
Interest Only, Series 2015-XA-CR26, REMIC, 1.11%, 10/10/48 (a)	28,630	1,365
Interest Only, Series 2016-XA-DC2, REMIC, 1.18%, 02/12/49 (a)	19,489	1,029
Series 2015-CMD-CR23, REMIC, 3.81%, 04/10/20 (a) (e) (f)	3,007	3,007
Series 2016-F-GCT, REMIC, 3.58%, 08/12/21 (a) (c)	3,461	3,391
Commonbond Student Loan Trust
Series 2016-A1-B, 2.73%, 10/25/40 (c)	4,023	4,028
	Shares/Par[1]	Value ($)
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28 (c)	1,113	1,130
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2017-B-P1, 3.56%, 03/15/20 (c)	5,856	5,865
Core Industrial Trust
Series 2015-D-CALW, REMIC, 3.98%, 02/10/22 (a) (c)	2,000	2,059
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	7,944	6,784
Credit Suisse Mortgage Trust
Series 2018-A-TOP, 3.39%, (1M USD LIBOR + 1.00%), 08/17/20 (a) (c)	3,080	3,082
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,989	2,831
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	4,465	3,591
CSAIL Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 1.04%, 01/17/25 (a)	20,272	762
Series 2015-C-C4, REMIC, 4.73%, 11/18/25 (a)	1,911	2,021
CSMC
Series 2011-6A9-5R, REMIC, 4.02%, 11/27/37 (a) (c)	8,601	8,749
CSMC Trust
Series 2019-A1-JR1, 4.10%, 09/27/66 (a) (c)	4,872	4,898
Series 2017-D-MOON, REMIC, 3.30%, 07/12/22 (a) (c)	2,373	2,377
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 3.73%, 09/25/58 (c)	37,628	35,335
CSMLT Trust
Series 2015-1A2-3, REMIC, 3.50%, 08/25/34 (a) (c)	3,380	3,436
CVP CLO Ltd
Series 2017-A-2A, 3.78%, (3M USD LIBOR + 1.19%), 01/21/31 (a) (c)	2,000	1,990
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24 (c)	1,500	1,559
DBJPM Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.63%, 05/12/49 (a)	24,133	1,845
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 2.70%, (1M USD LIBOR + 0.30%), 09/25/47 (a)	19,348	17,497
Dryden 49 Senior Loan Fund
Series 2017-A-49A, 3.81%, (3M USD LIBOR + 1.21%), 07/18/30 (a) (c)	2,000	1,998
Elevation CLO Ltd
Series 2017-A-7A, 3.82%, (3M USD LIBOR + 1.22%), 07/15/30 (a) (c)	2,500	2,493
Elmwood CLO II Ltd
Series 2019-A-2A, 4.00%, (3M USD LIBOR + 1.45%), 04/21/31 (a) (c)	3,500	3,500
Exantas Capital Corp
Series 2019-A-RSO7, 3.39%, (1M USD LIBOR + 1.00%), 04/15/22 (a) (c)	3,532	3,536
First Horizon Mortgage Pass-Through Trust
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	4,509	3,434
FMC GMSR Issuer Trust
Series 2019-A-GT1, 5.07%, 05/25/26 (a) (c) (d)	10,500	10,783
FREMF Mortgage Trust
Principal Only, Series 2014-D-K503, REMIC, 0.00%, 10/25/19 (e) (f)	42,571	41,962
Interest Only, Series 2014-X2A-K503, REMIC, 0.10%, 10/25/47 (e) (f)	10,523	2
Interest Only, Series 2014-X2B-K503, REMIC, 0.10%, 10/25/47 (e) (f)	102,170	51
GCAT LLC
Series 2019-A1-1, 4.09%, 03/25/22	9,871	9,887
GMACM Mortgage Loan Trust
Series 2005-A7-AF1, REMIC, 5.75%, 07/25/35	5,047	4,918
Series 2005-A1-AF2, REMIC, 6.00%, 12/25/35	10,592	10,437
GPMT Ltd
Series 2019-A-FL2, 3.69%, 06/15/23 (c)	3,408	3,423
Series 2018-A-FL1, 3.28%, (1M USD LIBOR + 0.90%), 11/19/35 (a) (c)	1,510	1,511
Greywolf CLO VI, Ltd.
Series 2018-A1-1A, 3.62%, 04/26/31 (c)	1,000	987

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

14

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 3.77%, (3M USD LIBOR + 1.18%), 10/20/31 (a) (c)	2,000	1,988
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, 4.32%, (1M USD LIBOR + 1.88%), 06/15/21 (a) (c)	3,566	3,558
Series 2018-A-3PCK, 3.84%, (1M USD LIBOR + 1.45%), 09/15/21 (a) (c)	2,788	2,781
Series 2018-A-LUAU, REMIC, 3.39%, (1M USD LIBOR + 1.00%), 11/16/20 (a) (c)	3,201	3,201
Series 2018-F-FBLU, REMIC, 5.64%, 11/16/20 (c)	3,171	3,163
Series 2018-A-TWR, REMIC, 3.29%, (1M USD LIBOR + 0.90%), 07/15/21 (a) (c)	1,000	999
Series 2018-D-TWR, REMIC, 3.99%, (1M USD LIBOR + 1.60%), 07/15/21 (a) (c)	1,000	998
Series 2018-E-TWR, REMIC, 4.49%, (1M USD LIBOR + 2.10%), 07/15/21 (a) (c)	1,000	997
Series 2018-F-TWR, REMIC, 5.19%, (1M USD LIBOR + 2.80%), 07/15/21 (a) (c)	1,000	997
Series 2018-G-TWR, REMIC, 6.32%, (1M USD LIBOR + 3.92%), 07/15/21 (a) (c)	1,000	997
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	836
GS Mortgage Securities Trust
Interest Only, Series 2016-XA-GS3, 1.38%, 10/13/49 (a)	27,986	1,893
Interest Only, Series 2015-XA-GC34, REMIC, 1.48%, 10/10/25 (a)	24,227	1,544
Interest Only, Series 2014-XA-GC24, REMIC, 0.89%, 09/10/47 (a)	44,079	1,388
Interest Only, Series 2015-XA-GS1, REMIC, 0.94%, 11/10/48 (a)	33,967	1,455
Interest Only, Series 2017-C-2, REMIC, 1.28%, 08/12/50 (a)	34,180	2,448
Interest Only, Series 2019-XA-GC38, REMIC, 1.13%, 02/12/52	43,787	3,353
Halcyon Loan Advisors Funding Ltd
Series 2012-B-1A, 5.52%, (3M USD LIBOR + 3.00%), 08/15/23 (a) (c)	500	500
Series 2013-C-2A, 5.28%, (3M USD LIBOR + 2.70%), 08/01/25 (a) (c)	250	250
Series 2013-D-2A, 6.38%, (3M USD LIBOR + 3.80%), 08/01/25 (a) (c)	1,000	1,000
Series 2014-A1R-1A, 3.73%, (3M USD LIBOR + 1.13%), 04/18/26 (a) (c)	405	405
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (c)	3,980	4,087
Headlands Residential LLC
Series 2019-RPL1, 3.97%, 06/25/24 (c) (d)	5,800	5,800
HERO Funding Trust
Series 2016-A2-4A, 4.29%, 09/20/37 (c)	5,961	6,284
Hilton Orlando Trust
Series 2018-E-ORL, REMIC, 5.04%, (1M USD LIBOR + 2.65%), 12/16/19 (a) (c)	3,425	3,446
Horizon Aircraft Finance I Ltd
Series 2018-A-1, 4.46%, 12/15/25 (c)	5,705	5,912
Hospitality Mortgage Trust
Series 2019-F-HIT, 5.54%, (1M USD LIBOR + 3.15%), 11/15/21 (a) (c)	3,561	3,577
Hunt CRE Ltd
Series 2018-A-FL2, 3.47%, (1M USD LIBOR + 1.08%), 06/15/23 (a) (c)	3,016	3,021
IndyMac INDA Mortgage Loan Trust
Series 2006-4A1-AR2, REMIC, 4.13%, 09/25/36 (a)	2,924	2,811
Jamestown CLO Ltd
Series 2014-A1AR-4A, 3.29%, (3M USD LIBOR + 0.69%), 07/15/26 (a) (c)	231	231
Series 2018-A1-6RA, 3.73%, (3M USD LIBOR + 1.15%), 04/25/30 (a) (c)	3,000	2,984
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a) (c)	3,075	3,101
Jp Morgan Resecuritization Trust
Series 2009-4A2-10, REMIC, 2.98%, 03/26/37 (a) (c)	3,317	3,436
	Shares/Par[1]	Value ($)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C-C21, REMIC, 4.81%, 07/15/24 (a)	2,000	2,085
Series 2015-C-C32, REMIC, 4.82%, 10/15/25 (a)	2,065	2,176
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	2,224	2,344
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.84%, 06/17/49 (a)	25,089	1,819
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2017-B-FL10, REMIC, 3.39%, (1M USD LIBOR + 1.00%), 06/15/32 (a) (c)	699	699
Series 2017-C-FL10, REMIC, 3.64%, (1M USD LIBOR + 1.25%), 06/15/32 (a) (c)	528	524
Series 2017-D-FL10, REMIC, 4.29%, (1M USD LIBOR + 1.90%), 06/15/32 (a) (c)	1,709	1,705
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-A-LAQ, 3.39%, (1M USD LIBOR + 1.00%), 06/15/20 (a) (c)	2,336	2,338
Series 2018-E-BCON, REMIC, 3.88%, 01/06/23 (a) (c)	1,187	1,200
Series 2007-AM-LDPX, REMIC, 5.46%, 01/15/49 (a)	109	109
Kingsland VIII Ltd
Series 2018-A-8A, 3.71%, (3M USD LIBOR + 1.12%), 04/21/31 (a) (c)	2,000	1,989
KREF Ltd
Series 2018-A-FL1, 3.49%, (1M USD LIBOR + 1.10%), 06/17/36 (a) (c)	3,156	3,159
KVK CLO Ltd
Series 2013-AR-1A, 3.50%, (3M USD LIBOR + 0.90%), 01/14/28 (a) (c)	4,000	3,981
Labrador Aviation Finance Ltd
Series 2016-A1-1A, 4.30%, 01/15/24 (c)	17,083	17,596
Lavender Trust
Series 2010-A3-RR2A, REMIC, 6.25%, 10/26/36 (c)	623	624
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (c) (d)	7,897	7,948
Lehman Mortgage Trust
Series 2005-1A3-1, REMIC, 5.50%, 11/25/35	849	791
Lendmark Funding Trust
Series 2017-A-2A, 2.80%, 05/20/26 (c)	1,000	1,000
Loancore Issuer Ltd.
Series 2019-A-CRE3, 3.44%, (1M USD LIBOR + 1.05%), 11/15/23 (a) (c)	3,567	3,576
Series 2019-AS-CRE2, 3.89%, (1M USD LIBOR + 1.50%), 02/15/24 (a) (c)	3,567	3,577
LSTAR Commercial Mortgage Trust
Interest Only, Series 2017-X-5, 1.27%, 03/11/50 (a) (c)	44,816	1,872
Madison Park Funding XV Ltd
Series 2014-CR-15A, 6.03%, (3M USD LIBOR + 3.45%), 01/27/26 (a) (c)	500	500
Madison Park Funding XVIII Ltd
Series 2015-DR-18A, 5.54%, (3M USD LIBOR + 2.95%), 10/21/30 (a) (c)	1,500	1,460
Marathon CLO VII Ltd
Series 2014-A1R-7A, 3.90%, (3M USD LIBOR + 1.32%), 10/28/25 (a) (c)	4,858	4,858
Marble Point CLO XIV Ltd
Series 2018-A-2A, 3.92%, (3M USD LIBOR + 1.33%), 01/20/32 (a) (c)	2,500	2,500
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21 (c)	2,827	2,857
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	4,931	4,678
MidOcean Credit CLO
Series 2018-A1-9A, 3.74%, (3M USD LIBOR + 1.15%), 07/21/31 (a) (c)	2,500	2,476
MidOcean Partners
Series 2017-A1-7A, 3.92%, (3M USD LIBOR + 1.32%), 07/16/29 (a) (c)	5,000	5,000
Series 2018-A1-8A, 3.67%, (3M USD LIBOR + 1.15%), 02/20/31 (a) (c)	2,000	1,991
Monarch Beach Resort Trust
Series 2018-A-MBR, REMIC, 3.31%, (1M USD LIBOR + 0.92%), 07/15/20 (a) (c)	3,034	3,026

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

15

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Morgan Stanley & Co. LLC
Series 2014-C-C19, REMIC, 4.00%, 12/15/24	2,000	2,017
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C-C18, REMIC, 4.49%, 09/15/24	1,500	1,527
Series 2015-C-C20, REMIC, 4.61%, 01/15/25 (a)	1,200	1,253
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	2,320	2,474
Series 2016-C-C29, REMIC, 4.91%, 04/17/26 (a)	676	719
Interest Only, Series 2013-XA-C7, REMIC, 1.49%, 02/15/46 (a)	20,084	790
Interest Only, Series 2016-XA-C28, REMIC, 1.40%, 01/15/49 (a)	23,892	1,454
Interest Only, Series 2016-XA-C30, REMIC, 1.57%, 09/17/49 (a)	18,464	1,465
Series 2018-A-SUN, REMIC, 3.29%, (1M USD LIBOR + 0.90%), 07/15/20 (a) (c)	2,389	2,389
Series 2016-C-C31, REMIC, 4.46%, 10/19/26 (a)	2,960	3,048
Morgan Stanley Mortgage Loan Trust
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,441	950
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,851	1,434
Mosaic Solar Loan Trust
Series 2018-A-2GS, 4.20%, 10/21/30 (c)	2,064	2,121
MP CLO III Ltd
Series 2013-AR-1A, 3.84%, (3M USD LIBOR + 1.25%), 10/21/30 (a) (c)	4,000	3,985
MP CLO VIII Ltd
Series 2015-AR-2A, 3.49%, (3M USD LIBOR + 0.91%), 10/28/27 (a) (c)	2,000	1,996
MSCG Trust
Series 2018-A-SELF, 3.29%, (1M USD LIBOR + 0.90%), 10/15/20 (a) (c)	2,295	2,297
Nassau Ltd
Series 2018-A-IA, 3.75%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (c)	2,000	1,972
Natixis Commercial Mortgage Securities Trust
Series 2018-A-FL1, 3.34%, (1M USD LIBOR + 0.95%), 01/17/22 (a) (c)	2,289	2,281
Series 2018-E-850T, REMIC, 4.35%, (1M USD LIBOR + 1.95%), 07/15/21 (a) (c)	2,183	2,191
New Residential Mortgage Loan Trust
Series 2019-A1-RPL1, 4.33%, 02/25/22 (c) (d)	24,704	25,209
Newtek Small Business Finance, LLC
Series 2018-A-1, 4.10%, (1M USD LIBOR + 1.70%), 11/25/24 (a) (c)	4,547	4,547
NLY Commercial Mortgage Trust
Series 2019-AS-FL2, 3.99%, 12/15/22 (c)	3,371	3,377
Series 2019-B-FL2, 4.29%, 01/15/23 (c)	3,371	3,384
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-3A-AR1, REMIC, 4.74%, 02/25/36 (a)	846	746
OFSI BSL IX, Ltd.
Series 2018-A-1A, 3.75%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (c)	2,000	1,987
Palmer Square Loan Funding Ltd
Series 2017-A1-1A, 3.34%, (3M USD LIBOR + 0.74%), 10/15/25 (a) (c)	2,736	2,731
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 3.72%, (3M USD LIBOR + 1.20%), 08/25/31 (a) (c)	2,500	2,482
Pikes Peak CLO 3
Series 2019-A-3A, 4.01%, (3M USD LIBOR + 1.43%), 04/25/30 (a) (c)	3,500	3,500
Pioneer Aircraft Finance Ltd
Series 2019-A-1, 3.97%, 06/15/26 (c)	5,000	5,077
Positive Results Property Management LLC
Series 2017-A1-3A, 3.47%, 11/25/20 (c) (d)	9,639	9,580
Series 2018-A1-3A, 4.48%, 10/25/21 (c)	17,721	17,853
Series 2019-A1-2A, 3.97%, 04/25/22 (c) (d)	10,320	10,400
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.91%, 09/25/47 (e) (f)	9,314	8,931
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 4.42%, 08/25/35 (a)	5,645	5,527
	Shares/Par[1]	Value ($)
RBSGC Mortgage Loan Trust
Series 2007-1A4-B, REMIC, 2.85%, (1M USD LIBOR + 0.45%), 01/25/37 (a)	4,351	2,552
Interest Only, Series 2007-1A6-B, REMIC, 3.65%, (6.05% - (1M USD LIBOR * 1)), 01/25/37 (a)	4,351	718
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	6,012	5,975
Residential Accredit Loans, Inc.
Series 2005-A41-QA10, REMIC, 5.17%, 09/25/35 (a)	1,300	1,166
Series 2006-A21-QA1, REMIC, 4.93%, 01/25/36 (a)	5,643	5,060
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	3,107	2,846
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	3,716	3,487
Residential Asset Securitization Trust
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	3,479	2,947
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	10,206	6,526
Series 2007-1A1-A3, REMIC, 2.85%, (1M USD LIBOR + 0.45%), 04/25/37 (a)	6,638	3,287
Series 2007-1A2-A3, REMIC, 27.95%, (46.38% - (1M USD LIBOR * 7.67)), 04/25/37 (a)	866	1,894
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	19,898	16,870
RFMSI Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	527	526
Series 2006-A1-S11, REMIC, 6.00%, 11/25/36	3,050	2,920
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	1,195	1,126
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	2,285	2,097
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	9,499	9,328
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	2,278	2,192
Rockford Tower CLO Ltd
Series 2017-A-3A, 3.78%, (3M USD LIBOR + 1.19%), 10/21/30 (a) (c)	1,000	999
Series 2018-A-1A, 3.62%, (3M USD LIBOR + 1.10%), 05/20/31 (a) (c)	3,000	2,972
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 3.34%, (1M USD LIBOR + 0.95%), 06/15/20 (a) (c)	1,485	1,488
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (c)	10,000	10,157
Shenton Aircraft Investment I Ltd
Series 2015-A-1A, 4.75%, 11/15/27 (c)	10,403	10,663
SoFi Consumer Loan Program Trust
Series 2018-A-4, 3.54%, 12/25/21 (c)	1,368	1,383
SoFi Professional Loan Program LLC
Series 2017-BFX-F, 3.62%, 05/25/27 (c)	8,000	8,273
Sound Point CLO LTD
Series 2013-A-3RA, 3.75%, (3M USD LIBOR + 1.15%), 04/18/31 (a) (c)	3,000	2,982
Series 2018-A1A-21, 3.77%, (3M USD LIBOR + 1.17%), 10/27/31 (a) (c)	3,250	3,224
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (c)	4,658	4,773
Starm Mortgage Loan Trust
Series 2007-4A1-2, REMIC, 4.87%, 04/25/37 (a)	1,153	951
Steele Creek CLO Ltd
Series 2015-AR-1A, 3.78%, (3M USD LIBOR + 1.26%), 05/21/29 (a) (c)	4,000	3,996
Series 2014-A-1RA, 3.66%, 04/21/31 (c)	2,000	1,984
Series 2016-1A, 3.53%, (3M USD LIBOR + 1.12%), 06/15/31 (a) (c)	2,000	1,981
Series 2019-B-1A, 4.80%, (3M USD LIBOR + 2.20%), 04/15/32 (a) (c)	1,000	1,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-2A-21, REMIC, 4.62%, 11/25/35 (a)	7,157	6,654
Structured Asset Investment Loan Trust
Series 2006-A1-3, REMIC, 2.56%, (1M USD LIBOR + 0.32%), 06/25/36 (a) (d)	7,625	5,908
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	8,333	7,442
Series 2005-4A1-16, REMIC, 4.63%, 09/25/35 (a)	8,732	7,485
Taco Bell Funding, LLC
Series 2018-A2I-1, 4.32%, 11/25/23 (c)	4,975	5,152
Textainer Marine Containers VII Ltd
Series 2019-A-1A, 3.96%, 10/20/26 (c)	4,967	5,109

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

16

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
The Goldman Sachs Group, Inc.
Series 2017-B-ROSS, 3.64%, (1M USD LIBOR + 1.25%), 06/15/20 (a) (c)	1,485	1,479
THL Credit Wind River CLO Ltd
Series 2013-AR-2A, 3.83%, (3M USD LIBOR + 1.23%), 10/18/30 (a) (c)	2,645	2,632
Series 2014-AR-2A, 3.74%, (3M USD LIBOR + 1.14%), 01/15/31 (a) (c)	1,000	992
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (c)	4,110	4,435
UBS Commercial Mortgage Trust
Interest Only, Series 2017-XA-C1, REMIC, 1.74%, 06/17/50 (a)	20,147	1,880
Upgrade Receivables Trust
Series 2018-A-1A, 3.76%, 07/15/20 (c)	1,121	1,127
Upstart Securitization Trust
Series 2018-B-2, 4.45%, 12/22/25 (c)	4,000	4,044
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23 (c)	5,970	6,126
Velocity Commercial Capital Loan Trust
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a) (c)	7,094	7,350
Venture 34 CLO Ltd
Series 2018-A-34A, 3.83%, 10/15/31 (c)	2,750	2,734
Vibrant CLO Ltd
Series 2018-A1-10A, 3.79%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (c)	3,000	2,984
Series 2015-A1RR-3A, REMIC, 3.84%, 10/20/31 (c)	1,200	1,194
VOLT LXXII LLC
Series 2018-A1A-NPL8, 4.21%, 10/25/21 (c) (d)	20,325	20,444
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,962	1,779
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	3,503	3,193
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	2,415	2,385
Waterfall Commercial Mortgage Trust
Series 2015-A-SBC5, REMIC, 4.10%, 09/19/22 (a) (c)	5,839	5,854
Wellfleet CLO Ltd
Series 2017-A1-2A, 3.84%, (3M USD LIBOR + 1.25%), 10/20/29 (a) (c)	3,000	2,997
Series 2017-A1-3A, 3.74%, (3M USD LIBOR + 1.15%), 01/17/31 (a) (c)	3,250	3,230
Series 2018-A1-2A, 3.79%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (c)	2,000	1,985
Wells Fargo & Company
Interest Only, Series 2015-XA-P2, REMIC, 1.14%, 12/15/48 (a)	26,861	1,211
Wells Fargo Alternative Loan Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	2,826	2,824
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	3,314	3,144
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	1,023	1,010
Wells Fargo Commercial Mortgage Trust
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	1,850	1,917
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (a)	2,031	1,992
Series 2016-C-C32, REMIC, 4.88%, 01/16/26 (a)	1,577	1,655
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,508	1,526
Series 2016-C-C34, REMIC, 5.20%, 04/17/26 (a)	2,855	3,081
Interest Only, Series 2015-XA-LC20, REMIC, 1.48%, 04/15/50 (a)	23,504	1,205
Interest Only, Series 2016-XA-C33, REMIC, 1.93%, 03/17/59 (a)	15,020	1,238
Interest Only, Series 2017-XA-RC1, REMIC, 1.70%, 01/16/60 (a)	24,988	2,096
Wells Fargo Mortgage Backed Securities Trust
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	6,415	6,406
Series 2007-1A4-3, REMIC, 6.00%, 04/25/37	1,330	1,335
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	2,239	2,255
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-C19, REMIC, 1.21%, 03/15/47 (a)	20,245	734
Interest Only, Series 2014-XA-C25, REMIC, 0.99%, 11/15/47 (a)	27,798	979
	Shares/Par[1]	Value ($)
WhiteHorse X Ltd
Series 2015-A1R-10A, 3.52%, (3M USD LIBOR + 0.93%), 04/17/27 (a) (c)	3,000	2,993
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (c) (d)	1,932	2,027
Zais CLO 2 Ltd
Series 2014-A1AR-2A, 3.78%, (3M USD LIBOR + 1.20%), 07/27/26 (a) (c)	3,581	3,581
Zais CLO 5 Ltd
Series 2016-A1-2A, 4.13%, (3M USD LIBOR + 1.53%), 10/16/28 (a) (c)	2,000	2,000
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,094,969)		1,115,108
SHORT TERM INVESTMENTS 4.8%
Securities Lending Collateral 2.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (g) (h)	73,919	73,919
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (g) (h)	46,632	46,632
Total Short Term Investments (cost $120,551)		120,551
Total Investments 102.1% (cost $2,513,157)		2,567,213
Other Assets and Liabilities, Net (2.1)%		(51,870)
Total Net Assets 100.0%		2,515,343

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  All or a portion of the security was on loan.

(c)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $720,461 and 28.6%, respectively.

(d)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(e)   The Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(f)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g)  Investment in affiliate.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 85.3%
Financials 39.9%
AerCap Ireland Capital Designated Activity Company
3.50%, 05/26/22 - 01/15/25	400	405
4.45%, 04/03/26	600	632
3.65%, 07/21/27	1,900	1,889
AerCap Ireland Limited
4.25%, 07/01/20	500	507
4.50%, 05/15/21	450	464
3.95%, 02/01/22	400	411
AIA Group Limited
3.60%, 04/09/29 (a)	1,200	1,255
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	600	618

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

17

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Ally Financial Inc.
3.88%, 05/21/24	100	102
8.00%, 11/01/31	500	660
Altice Financing S.A.
6.63%, 02/15/23 (a)	300	307
Ambac LSNI, LLC
7.59%, (3M USD LIBOR + 5.00%), 02/12/23 (a) (b)	537	545
Amcor Finance (USA), Inc.
3.63%, 04/28/26 (a)	400	406
American Express Company
2.75%, 05/20/22	400	405
American Financial Group, Inc.
3.50%, 08/15/26	900	909
American International Group, Inc.
5.75%, 04/01/48	100	101
4.38%, 01/15/55	400	403
Axis Bank Limited
3.25%, 05/21/20 (a)	500	501
Axis Bank Limited Singapore Branch
3.25%, 05/21/20	200	200
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	718
Azul Investments LLP
5.88%, 10/26/24 (a)	100	99
B.A.T. International Finance P.L.C.
2.75%, 06/15/20 (a)	200	200
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (callable at 100 beginning 09/24/23), EUR (c)	600	705
6.75%, (callable at 100 beginning 02/18/20), EUR (c)	800	934
Banco General, S.A.
4.13%, 08/07/27 (a)	200	203
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (callable at 100 beginning 09/27/24) (a) (c)	1,000	1,000
Banco Santander, S.A.
3.31%, 06/27/29	600	604
Bank of America Corporation
5.13%, (callable at 100 beginning 06/20/24) (c)	1,600	1,613
3.56%, 04/23/27	500	521
3.82%, 01/20/28 (b)	5,000	5,288
3.42%, 12/20/28	631	650
Barclays Bank PLC
6.50%, (callable at 100 beginning 09/15/19), EUR (c)	200	230
7.63%, 11/21/22	2,400	2,620
Barclays PLC
7.13%, (callable at 100 beginning 06/15/25), GBP (c)	900	1,189
7.75%, (callable at 100 beginning 09/15/23) (c) (d)	1,100	1,127
3.90%, (3M USD LIBOR + 1.38%), 05/16/24 (b)	2,200	2,164
4.34%, 05/16/24 (b) (d)	200	206
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	500	518
4.25%, 12/15/25 (a)	300	317
BBVA Bancomer, S.A.
5.13%, 01/18/33	600	573
BGC Partners, Inc.
5.13%, 05/27/21	1,100	1,139
Blackstone Holdings Finance Co LLC
1.50%, 04/10/29, EUR (a)	800	941
BNP Paribas
7.00%, (callable at 100 beginning 08/16/28) (a) (c)	200	215
4.40%, 08/14/28 (a)	900	978
Boral Finance Pty Limited
3.75%, 05/01/28 (a)	1,600	1,611
BPCE
3.74%, (3M USD LIBOR + 1.22%), 05/22/22 (a) (b)	500	504
2.75%, 01/11/23 (a)	2,500	2,516
	Shares/Par[1]	Value ($)
Braskem Finance Ltd
5.38%, 05/02/22	1,200	1,260
Brighthouse Financial, Inc.
4.70%, 06/22/47	200	167
Brookfield Financial, Inc.
3.90%, 01/25/28	500	509
Brookfield Financial, LLC
4.00%, 04/01/24	500	523
BTG Pactual Holding S.A.
5.50%, 01/31/23 (a)	600	623
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (a) (e)	600	619
Cemex Finance LLC
6.00%, 04/01/24	300	309
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (c)	1,100	1,147
3.77%, (3M USD LIBOR + 1.19%), 08/02/21 (b)	1,000	1,013
2.90%, 12/08/21	100	101
3.12%, (3M USD LIBOR + 0.60%), 05/20/22 (b)	2,500	2,504
3.63%, (3M USD LIBOR + 1.10%), 05/17/24 (b)	200	202
3.54%, (3M USD LIBOR + 1.02%), 06/01/24 (b)	600	604
3.20%, 10/21/26	600	612
4.08%, 04/23/29	1,200	1,287
Citizens Bank, National Association
3.75%, 02/18/26	600	631
CME Group Inc.
3.00%, 03/15/25	725	754
CNOOC Limited
3.00%, 05/09/23	600	606
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (c)	1,400	1,761
3.75%, 07/21/26	1,000	1,023
Credit Agricole SA
3.75%, 04/24/23 (a)	250	259
Credit Suisse (USA), Inc.
3.00%, 10/29/21	300	304
Credit Suisse Group AG
7.25%, (callable at 100 beginning 09/12/25) (a) (c)	500	538
7.50%, (callable at 100 beginning 07/17/23) (a) (c)	400	427
6.50%, 08/08/23	300	330
6.50%, 08/08/23 (a)	200	220
3.87%, 01/12/29 (a)	700	721
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	900	933
3.75%, 03/26/25	800	834
4.55%, 04/17/26	700	761
CRH America Finance, Inc.
3.40%, 05/09/27 (a)	800	798
CSN Resources S.A.
6.50%, 07/21/20	200	205
DAE Funding LLC
5.75%, 11/15/23 (a)	1,100	1,155
DBS Group Holdings Ltd
2.25%, 07/16/19 (a)	200	200
Deutsche Bank Aktiengesellschaft
3.57%, (3M USD LIBOR + 0.97%), 07/13/20 (b)	1,100	1,093
3.15%, 01/22/21	500	497
4.25%, 10/14/21	2,200	2,227
5.00%, 02/14/22	900	928
3.30%, 11/16/22	300	295
3.71%, (3M USD LIBOR + 1.19%), 11/16/22 (b)	500	483
Diamond Finance International Limited
4.42%, 06/15/21 (a)	1,400	1,442
5.45%, 06/15/23 (a)	2,125	2,291
Discover Bank
3.10%, 06/04/20	250	251
Discover Financial Services
4.10%, 02/09/27	400	416
E*Trade Financial Corporation
5.88%, (callable at 100 beginning 09/15/26) (c)	1,000	1,048
Emerald Bay SA
0.00%, 10/19/20, EUR (f) (g) (h)	100	110

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

18

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Enel Finance International N.V.
4.25%, 09/14/23 (a)	1,000	1,050
3.63%, 05/25/27 (a)	400	401
ERAC USA Finance LLC
2.70%, 11/01/23 (a)	2,000	2,002
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (a)	600	730
Fidelity National Financial, Inc.
5.50%, 09/01/22	300	326
First American Financial Corporation
4.30%, 02/01/23	650	673
4.60%, 11/15/24	200	214
Flagstar Bancorp, Inc.
6.13%, 07/15/21	800	833
FMR LLC
4.95%, 02/01/33 (a)	700	836
Ford Motor Credit Company LLC
3.37%, (3M USD LIBOR + 0.83%), 08/12/19 (b)	400	400
2.68%, 01/09/20	300	300
8.13%, 01/15/20	150	154
5.88%, 08/02/21	300	316
5.60%, 01/07/22	1,700	1,800
3.66%, (3M USD LIBOR + 1.08%), 08/03/22 (b)	1,400	1,369
Freedom Mortgage Corporation
10.75%, 04/01/24 (a)	1,200	1,123
8.13%, 11/15/24 (a)	100	86
8.25%, 04/15/25 (a)	100	86
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	800	791
General Motors Financial Company, Inc.
4.15%, (3M USD LIBOR + 1.55%), 01/14/22 (b)	200	202
3.91%, (3M USD LIBOR + 1.31%), 06/30/22 (b)	400	400
3.55%, 07/08/22	1,500	1,524
Glencore Funding LLC
4.13%, 03/12/24 (a)	1,000	1,035
4.88%, 03/12/29 (a)	1,200	1,263
GLP Financing, LLC
5.30%, 01/15/29	700	756
Greene King Finance PLC
5.32%, 09/15/31, GBP (i)	408	598
High Street Funding Trust I
4.11%, 02/15/28 (a)	100	105
HSBC Holdings PLC
5.88%, (callable at 100 beginning 09/28/26), GBP (c)	700	932
6.00%, (callable at 100 beginning 09/29/23), EUR (c)	1,100	1,441
6.50%, (callable at 100 beginning 03/23/28) (c) (d)	400	419
3.60%, 05/25/23	800	832
4.30%, 03/08/26	725	776
3.90%, 05/25/26	600	628
3.82%, (3M USD LIBOR + 1.38%), 09/12/26 (b) (d)	500	501
3.00%, 07/22/28, GBP (d)	700	927
3.97%, 05/22/30	1,600	1,669
Hyundai Capital America
3.20%, (3M USD LIBOR + 0.80%), 09/18/20 (a) (b)	800	800
ING Groep N.V.
4.63%, 01/06/26 (a)	1,000	1,090
3.95%, 03/29/27	200	210
Intesa Sanpaolo S.p.A.
6.50%, 02/24/21 (a)	250	263
5.71%, 01/15/26 (a)	875	883
Jefferies Finance LLC
7.25%, 08/15/24 (a)	400	394
JPMorgan Chase & Co.
6.05%, (callable at 100 beginning 10/30/19) (c)	788	788
3.22%, 03/01/25	1,380	1,418
3.90%, 07/15/25	200	213
3.30%, 04/01/26	1,700	1,760
3.78%, 02/01/28 (b)	7,000	7,408
	Shares/Par[1]	Value ($)
Lazard Group LLC
3.75%, 02/13/25	300	312
4.50%, 09/19/28	1,200	1,278
4.38%, 03/11/29	400	422
Legg Mason, Inc.
3.95%, 07/15/24	100	104
Lloyds Bank PLC
12.00%, (callable at 100 beginning 12/16/24) (a) (c)	100	123
3.30%, 05/07/21 (d)	300	304
Lloyds Banking Group PLC
7.63%, (callable at 100 beginning 06/27/23), GBP (c) (d)	1,000	1,379
3.19%, (3M USD LIBOR + 0.80%), 06/21/21 (b)	400	400
4.05%, 08/16/23 (d)	1,600	1,668
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	100	110
Meiji Yasuda Life Insurance Company
5.10%, 04/26/48 (a)	200	217
Mitsubishi UFJ Financial Group Inc
3.45%, (3M USD LIBOR + 0.86%), 07/26/23 (b)	300	301
Mitsubishi UFJ Lease & Finance Company Limited
2.65%, 09/19/22 (a)	700	700
Mitsubishi UFJ Trust & Banking Corp
2.45%, 10/16/19 (a)	3,600	3,599
Mizuho Financial Group Inc
2.63%, 04/12/21 (a)	700	702
3.33%, (3M USD LIBOR + 0.88%), 09/11/22 (b)	800	805
Moody's Corporation
4.50%, 09/01/22	200	212
4.88%, 02/15/24 (j)	290	317
Morgan Stanley
3.13%, 01/23/23	3,400	3,475
4.00%, 07/23/25	1,000	1,069
3.88%, 01/27/26	300	319
3.63%, 01/20/27	3,700	3,871
MUFG Americas Holdings Corporation
3.00%, 02/10/25	800	809
Multibank, Inc.
4.38%, 11/09/22 (a)	200	205
Nationwide Building Society
10.25%, GBP (c)	535	1,025
2.35%, 01/21/20 (a)	2,150	2,152
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (c) (d)	700	717
Navient Corporation
5.88%, 03/25/21	100	104
6.50%, 06/15/22	200	213
New York Life Insurance Company
4.45%, 05/15/69 (a)	600	661
Nordea Bank Abp
6.63%, (callable at 100 beginning 03/26/26) (a) (c)	300	317
Novatek Finance Designated Activity Company
4.42%, 12/13/22	200	205
Nuveen Finance, LLC
4.13%, 11/01/24 (a)	500	538
Pacific National Finance Pty Ltd
4.63%, 09/23/20 (a)	600	612
Petrobras Global Finance B.V.
7.38%, 01/17/27	300	345
Principal Financial Group, Inc.
3.70%, 05/15/29	100	105
Protective Life Corporation
4.30%, 09/30/28 (a)	1,000	1,049
Quicken Loans Inc.
5.75%, 05/01/25 (a)	100	103
5.25%, 01/15/28 (a)	800	797
RBS Capital Trust II
6.43%, (callable at 100 beginning 01/03/34) (c)	400	510
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (a)	400	399
2.75%, 06/26/24 (a)	900	907

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

19

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Reckson Operating Partnership, L.P.
7.75%, 03/15/20	1,400	1,452
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	626
RenaissanceRe Holdings Ltd
3.60%, 04/15/29	500	512
Rio Oil Finance Trust
9.25%, 07/06/24 (i)	369	411
9.25%, 07/06/24 (a)	154	171
9.75%, 01/06/27 (a)	181	207
8.20%, 04/06/28 (a)	600	674
Santander Holdings USA, Inc.
4.45%, 12/03/21	1,000	1,040
3.70%, 03/28/22	1,200	1,227
3.40%, 01/18/23	1,100	1,115
3.50%, 06/07/24	600	609
4.40%, 07/13/27	100	104
Santander UK Group Holdings PLC
7.38%, (callable at 100 beginning 06/24/22), GBP (c)	295	398
4.75%, 09/15/25 (a)	600	624
Santander UK PLC
3.40%, 06/01/21 (d)	500	508
3.75%, 11/15/21 (d)	2,100	2,159
5.00%, 11/07/23 (a)	300	317
2.88%, 06/18/24	800	804
Sasol Financing USA LLC
5.88%, 03/27/24	400	432
SB Capital S.A.
6.13%, 02/07/22	1,500	1,592
SLM Corporation
8.00%, 03/25/20	300	310
7.25%, 01/25/22	100	108
5.13%, 04/05/22	400	398
SMBC Aviation Capital Finance Designated Activity Company
2.65%, 07/15/21 (a)	600	599
3.00%, 07/15/22 (a)	800	805
Spirit Realty, L.P.
4.00%, 07/15/29	500	504
Springleaf Finance Corporation
8.25%, 12/15/20	100	108
7.75%, 10/01/21	800	875
Standard Chartered PLC
3.79%, 05/21/25 (a)	1,000	1,023
State Bank of India
3.25%, 01/24/22	700	706
State Street Corporation
5.63%, (callable at 100 beginning 12/15/23) (c)	400	405
Stearns Holdings, LLC
9.38%, 08/15/20 (a)	482	456
Stichting AK Rabobank Certificaten II
6.50%, EUR (c) (i)	600	834
Sumitomo Mitsui Financial Group, Inc.
4.13%, (3M USD LIBOR + 1.68%), 03/09/21 (b)	1,200	1,224
3.73%, (3M USD LIBOR + 1.14%), 10/19/21 (b)	1,300	1,317
3.38%, (3M USD LIBOR + 0.78%), 07/12/22 (b)	500	502
Sunac China Holdings Limited
8.63%, 07/27/20	300	309
6.88%, 08/08/20	200	202
8.38%, 01/15/21	700	724
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (a)	200	205
Synchrony Financial
2.70%, 02/03/20	100	100
3.81%, (3M USD LIBOR + 1.23%), 02/03/20 (b)	200	201
4.38%, 03/19/24 (j)	400	420
4.25%, 08/15/24	100	104
Syngenta Finance N.V.
3.93%, 04/23/21 (a)	300	305
4.44%, 04/24/23 (a)	200	208
4.89%, 04/24/25 (a)	200	208
5.18%, 04/24/28 (a)	400	417
Tesco Property Finance 5 PLC
5.66%, 10/13/41, GBP	590	960
	Shares/Par[1]	Value ($)
The Bank of New York Mellon Corporation
3.00%, 02/24/25	500	513
2.80%, 05/04/26	1,800	1,815
The Blackstone Group L.P.
5.00%, 06/15/44 (a)	300	334
The Charles Schwab Corporation
5.00%, (callable at 100 beginning 12/01/27) (c)	500	498
The Depository Trust & Clearing Corporation
4.88%, (callable at 100 beginning 06/15/20) (a) (c)	250	250
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	500	528
3.27%, (3M USD LIBOR + 0.75%), 02/23/23 (b)	600	598
3.50%, 01/23/25	600	618
3.75%, 02/25/26	1,000	1,044
4.22%, 05/01/29	2,400	2,571
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (c) (d)	600	644
2.00%, 03/08/23, EUR	200	235
3.90%, (3M USD LIBOR + 1.55%), 06/25/24 (b)	1,300	1,297
4.27%, 03/22/25 (d)	700	724
1.75%, 03/02/26, EUR	600	698
5.08%, 01/27/30 (b) (d)	200	217
UBS AG
2.45%, 12/01/20 (a)	200	200
7.63%, 08/17/22	2,403	2,696
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (a)	250	268
UniCredit S.p.A.
6.57%, 01/14/22 (a)	500	531
7.83%, 12/04/23 (a)	1,200	1,367
Vanke Real Estate (Hong Kong) Company Limited
3.95%, 12/23/19	700	703
Virgin Media Secured Finance PLC
6.25%, 03/28/29, GBP	100	134
Volkswagen Group of America, Inc.
3.48%, (3M USD LIBOR + 0.94%), 11/12/21 (a) (b)	500	503
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
2.13%, 04/04/22, EUR	700	836
Wand Merger Corporation
8.13%, 07/15/23 (a)	300	306
WEA Finance LLC
3.75%, 09/17/24 (a)	1,000	1,045
Wells Fargo & Company
2.63%, 07/22/22	300	302
3.69%, (3M USD LIBOR + 1.11%), 01/24/23 (b)	1,500	1,517
3.81%, (3M USD LIBOR + 1.23%), 10/31/23 (b)	1,400	1,426
3.30%, 09/09/24	950	982
3.55%, 09/29/25	900	940
3.58%, 05/22/28 (b)	4,800	5,016
Wells Fargo Bank, National Association
2.90%, 05/27/22	350	353
3.14%, (3M USD LIBOR + 0.62%), 05/27/22 (b)	250	250
3.55%, 08/14/23	1,000	1,044
Woodside Finance Limited
4.60%, 05/10/21 (a)	600	617
3.65%, 03/05/25 (a)	600	614
4.50%, 03/04/29 (a)	2,000	2,114
XLIT Ltd
4.45%, 03/31/25	400	431
ZLS Prestigia Ltd
4.75%, 08/01/28	400	437
		218,044
Energy 8.0%
Andeavor Logistics LP
5.25%, 01/15/25	600	633
Antero Midstream Partners LP
5.75%, 03/01/27 (a)	200	200
APT Pipelines Limited
4.20%, 03/23/25 (a)	500	525

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

20

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Blue Racer Midstream, LLC
6.13%, 11/15/22 (a)	200	203
Cenovus Energy Inc.
4.25%, 04/15/27	1,100	1,138
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	650	748
Cimarex Energy Co.
4.38%, 06/01/24	875	926
Cnooc Curtis Funding No.1 Pty Ltd
4.50%, 10/03/23	1,100	1,175
Concho Resources Inc.
3.75%, 10/01/27	300	310
Continental Resources, Inc.
3.80%, 06/01/24	500	514
El Paso LLC
6.50%, 09/15/20	200	209
Enable Midstream Partners, LP
4.40%, 03/15/27	800	806
4.95%, 05/15/28	500	523
5.00%, 05/15/44 (i)	645	604
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	500	528
Energy Transfer LP
4.25%, 03/15/23	200	209
4.20%, 04/15/27	100	104
4.90%, 03/15/35	554	559
7.50%, 07/01/38	200	256
6.05%, 06/01/41	1,300	1,455
6.50%, 02/01/42	100	118
Energy Transfer Operating, L.P.
6.25%, 04/15/49	800	946
Enterprise Products Operating LLC
3.90%, 02/15/24	100	106
3.75%, 02/15/25	400	423
3.13%, 07/31/29	2,000	2,009
4.88%, 08/16/77 (b)	500	470
EQM Midstream Partners, LP
4.00%, 08/01/24	500	498
4.13%, 12/01/26	300	289
5.50%, 07/15/28	500	526
EQT Corporation
3.00%, 10/01/22	600	595
Gaz Capital S.A.
6.00%, 01/23/21 (a)	200	210
6.51%, 03/07/22	500	540
3.13%, 11/17/23, EUR (a)	400	491
2.95%, 01/24/24, EUR	1,600	1,947
2.25%, 11/22/24, EUR	200	237
4.95%, 03/23/27	600	633
GPN Capital S.A.
4.38%, 09/19/22	300	305
Greenko Dutch B.V.
5.25%, 07/24/24 (a)	200	197
Halliburton Company
3.80%, 11/15/25	800	838
Hess Corporation
7.30%, 08/15/31	65	80
Kerr-McGee Corporation
6.95%, 07/01/24	300	352
Marathon Oil Corporation
4.40%, 07/15/27	300	318
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (a)	400	409
3.90%, 04/01/24 (a)	700	728
MPLX LP
4.50%, 04/15/38	200	202
4.90%, 04/15/58	300	302
Odebrecht Offshore Drilling Finance Ltd.
6.35%, 12/01/21 (a)	52	52
6.72%, 12/01/22	34	33
7.35%, 12/01/26 (a) (k)	134	82
7.72%, 12/01/26 (g) (k)	141	35
Odebrecht Oleo E Gas S/A
0.00%, (callable at 100 beginning 08/12/19) (a) (c) (f)	89	1
	Shares/Par[1]	Value ($)
Oneok Partners, L.P.
4.90%, 03/15/25	1,000	1,088
6.85%, 10/15/37	200	248
ONEOK, Inc.
4.00%, 07/13/27	300	312
4.35%, 03/15/29	2,500	2,666
Parsley Energy, LLC
5.63%, 10/15/27 (a)	100	105
Petroleos Mexicanos
6.50%, 03/13/27	400	395
Pioneer Natural Resources Company
7.50%, 01/15/20	100	103
3.45%, 01/15/21	1,400	1,420
4.45%, 01/15/26	400	434
Plains All American Pipeline, L.P.
2.85%, 01/31/23	200	200
3.60%, 11/01/24	100	102
4.65%, 10/15/25	200	213
5.15%, 06/01/42	200	200
Ras Laffan Liquefied Natural Gas Company Limited (II)
5.84%, 09/30/27 (a)	250	282
Regency Energy Partners LP
5.75%, 09/01/20	200	206
5.88%, 03/01/22	1,000	1,072
5.00%, 10/01/22	100	106
Rockies Express Pipeline LLC
4.95%, 07/15/29 (a)	600	622
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (i)	100	104
6.25%, 03/15/22	300	326
5.63%, 04/15/23	800	870
5.75%, 05/15/24	1,510	1,677
5.88%, 06/30/26	1,200	1,368
Sinopec Group Overseas Development (2016) Limited
1.75%, 09/29/19 (a)	500	499
Terraform Power Operating, LLC
4.25%, 01/31/23 (a)	100	100
TransCanada Trust
5.30%, 03/15/77 (b)	875	836
Transcontinental Gas Pipe Line Company, LLC
4.00%, 03/15/28	800	839
Transocean Guardian Limited
5.88%, 01/15/24 (a)	378	385
Transocean Ltd.
5.38%, 05/15/23 (a)	200	200
Transocean Pontus Limited
6.13%, 08/01/25 (a)	94	97
Valero Energy Corporation
4.00%, 04/01/29	700	732
WPX Energy, Inc.
5.75%, 06/01/26	100	104
		43,508
Real Estate 6.8%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/20	100	100
4.00%, 01/15/24	300	318
4.50%, 07/30/29	500	552
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	1,050	1,085
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,242
American Tower Corporation
3.45%, 09/15/21	200	204
2.25%, 01/15/22	100	99
3.50%, 01/31/23	750	774
2.95%, 01/15/25	1,700	1,713
4.00%, 06/01/25	1,000	1,059
3.13%, 01/15/27	400	398
Boston Properties Limited Partnership
3.40%, 06/21/29	500	512
Brixmor Operating Partnership LP
3.25%, 09/15/23	200	201

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

21

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
3.90%, 03/15/27	700	717
CBL & Associates Limited Partnership
5.95%, 12/15/26 (j)	1,600	1,094
China Evergrande Group
7.00%, 03/23/20	300	302
6.25%, 06/28/21	1,400	1,342
Columbia Property Trust Operating Partnership, L.P.
3.65%, 08/15/26	700	694
Country Garden Holdings Company Limited
7.50%, 03/09/20	1,000	1,016
Crown Castle International Corp.
3.40%, 02/15/21	500	507
4.88%, 04/15/22	300	319
5.25%, 01/15/23	400	435
4.30%, 02/15/29	1,800	1,945
Digital Realty Trust, L.P.
4.75%, 10/01/25	100	109
EPR Properties
4.50%, 04/01/25	100	105
4.75%, 12/15/26	200	212
4.95%, 04/15/28	1,100	1,182
Essex Portfolio, L.P.
3.50%, 04/01/25	900	929
Fideicomiso Fibra Uno
6.95%, 01/30/44 (a)	1,000	1,120
Healthcare Trust of America Holdings, LP
3.38%, 07/15/21	200	203
Hospitality Properties Trust
4.50%, 06/15/23	200	207
4.95%, 02/15/27	300	302
Host Hotels & Resorts, L.P.
6.00%, 10/01/21	50	53
3.88%, 04/01/24	200	206
4.00%, 06/15/25	300	310
4.50%, 02/01/26	100	106
Kilroy Realty, L.P.
4.38%, 10/01/25	300	320
KiMcO Realty Corporation
2.80%, 10/01/26	700	684
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	53
3.75%, 06/15/24	100	104
3.95%, 03/15/29	400	423
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (a) (j)	900	946
Newmark Group, Inc.
6.13%, 11/15/23 (e)	700	741
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	800	835
Physicians Realty L.P.
4.30%, 03/15/27	100	103
3.95%, 01/15/28	200	201
Reckson Operating Partnership, L.P.
4.50%, 12/01/22	100	105
Sabra Health Care Limited Partnership
4.80%, 06/01/24	1,000	1,027
Select Income REIT
4.25%, 05/15/24	100	100
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	500	506
Spirit Realty, L.P.
4.45%, 09/15/26	200	209
Store Capital Corporation
4.63%, 03/15/29	200	213
UDR, Inc.
4.63%, 01/10/22	671	702
4.00%, 10/01/25	350	371
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	977
Vereit Operating Partnership, L.P.
3.95%, 08/15/27	400	412
W.P. Carey Inc.
4.00%, 02/01/25	1,000	1,030
4.25%, 10/01/26	700	729
	Shares/Par[1]	Value ($)
Washington Prime Group, L.P.
5.95%, 08/15/24 (j)	1,500	1,421
Weyerhaeuser Company
4.63%, 09/15/23	500	537
8.50%, 01/15/25	500	636
7.38%, 03/15/32	1,600	2,237
		37,294
Communication Services 6.8%
Activision Blizzard, Inc.
3.40%, 09/15/26	200	203
Altice France
7.38%, 05/01/26 (a)	900	923
America Movil, S.A.B. De C.V.
5.00%, 03/30/20	58	59
AT&T Inc.
3.27%, (3M USD LIBOR + 0.75%), 06/01/21 (b)	2,100	2,110
3.95%, 01/15/25	100	106
4.10%, 02/15/28	320	339
4.80%, 06/15/44	200	211
4.35%, 06/15/45	100	100
5.15%, 11/15/46	2,200	2,431
5.45%, 03/01/47	1,400	1,607
4.50%, 03/09/48	600	615
4.55%, 03/09/49	700	717
Baidu, Inc.
3.00%, 06/30/20	400	402
4.38%, 05/14/24	200	212
4.88%, 11/14/28	1,100	1,205
CC Holdings GS V LLC
3.85%, 04/15/23	200	209
Charter Communications Operating, LLC
4.50%, 02/01/24	1,500	1,595
3.75%, 02/15/28	300	303
5.38%, 05/01/47	400	421
5.75%, 04/01/48	300	332
Comcast Corporation
3.15%, 03/01/26	200	207
2.35%, 01/15/27	200	195
3.30%, 02/01/27	400	416
4.15%, 10/15/28	1,700	1,873
3.90%, 03/01/38	300	316
4.50%, 01/15/43	500	560
4.60%, 08/15/45	400	454
3.40%, 07/15/46	1,200	1,145
4.00%, 11/01/49	300	316
Crown Communication Inc.
4.24%, 07/15/28 (a)	100	108
Discovery Communications, LLC
3.45%, 03/15/25	100	101
DISH DBS Corporation
6.75%, 06/01/21	1,000	1,049
Globo Comunicacao e Participacoes S.A.
4.88%, 04/11/22 (a)	200	206
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (a)	200	201
Netflix, Inc.
3.88%, 11/15/29, EUR (a)	400	491
RELX Capital Inc.
3.50%, 03/16/23	200	207
Spectrum Management Holding Company, LLC
4.13%, 02/15/21	1,000	1,020
6.75%, 06/15/39	700	819
4.50%, 09/15/42	300	281
Sprint Corporation
7.25%, 09/15/21	1,300	1,382
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	844	845
Telefonica Emisiones, S.A.U.
4.10%, 03/08/27	1,100	1,169
Tencent Holdings Limited
3.98%, 04/11/29 (a)	2,100	2,192
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	135

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

22

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
United Group B.V.
4.38%, 07/01/22, EUR (a)	200	233
Unitymedia NRW GmbH
3.50%, 01/15/27, EUR	550	662
Univision Communications Inc.
5.13%, 02/15/25 (a)	400	381
Verizon Communications Inc.
3.62%, (3M USD LIBOR + 1.10%), 05/15/25 (b)	2,200	2,228
4.13%, 03/16/27	300	326
4.33%, 09/21/28	1,600	1,769
4.27%, 01/15/36	700	756
5.25%, 03/16/37	100	120
Vodafone Group Public Limited Company
4.38%, 05/30/28	200	216
7.00%, 04/04/79	200	216
Wind Tre S.p.A.
2.75%, (3M EURIBOR + 2.75%), 01/20/24, EUR (a) (b)	400	448
		37,143
Industrials 6.2%
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (a)	800	805
Air Lease Corporation
3.00%, 09/15/23	300	301
Aircastle Limited
4.40%, 09/25/23	600	622
Allegion US Holding Company Inc.
3.20%, 10/01/24	400	399
3.55%, 10/01/27	100	99
Aviation Capital Group LLC
7.13%, 10/15/20 (a)	750	793
3.50%, 11/01/27 (a)	100	99
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (a) (j)	200	198
BOC Aviation Limited
2.75%, 09/18/22 (a)	400	399
3.50%, 10/10/24 - 09/18/27 (a)	1,400	1,414
CD&R Waterworks Merger Sub, LLC
6.13%, 08/15/25 (a)	100	101
DP World Crescent Limited
4.85%, 09/26/28 (a)	1,500	1,599
Fortress Transportation and Infrastructrue Investors LLC
6.50%, 10/01/25 (a)	600	618
Fortune Brands Home & Security, Inc.
3.00%, 06/15/20	200	201
4.00%, 09/21/23	200	210
GATX Corporation
3.50%, 03/15/28	500	502
General Electric Capital Corporation
5.55%, 01/05/26	1,800	2,006
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (c)	2,300	2,208
0.38%, 05/17/22, EUR	700	800
Harris Corporation
2.70%, 04/27/20	100	100
3.06%, (3M USD LIBOR + 0.48%), 04/30/20 (b)	300	300
International Lease Finance Corporation
8.25%, 12/15/20	600	647
8.63%, 01/15/22	200	228
J. B. Hunt Transport Services, Inc.
3.88%, 03/01/26	400	418
Jeld-Wen, Inc.
4.88%, 12/15/27 (a)	300	290
Kansas City Southern
3.00%, 05/15/23	200	204
3.13%, 06/01/26	500	497
Masco Corporation
5.95%, 03/15/22	650	703
Massachusetts Institute of Technology
4.68%, 07/01/14	200	252
Norfolk Southern Corporation
4.15%, 02/28/48	400	429
Owens Corning
4.20%, 12/01/24	200	208
	Shares/Par[1]	Value ($)
3.40%, 08/15/26	900	883
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	300	317
4.50%, 03/15/23 (a)	900	931
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	1,000	1,006
Pitney Bowes Inc.
3.88%, 09/15/20 (e)	200	200
Rockwell Collins, Inc.
3.20%, 03/15/24	100	103
3.50%, 03/15/27	450	470
Ryder System, Inc.
2.88%, 06/01/22	1,100	1,113
Spirit AeroSystems, Inc.
4.60%, 06/15/28	3,300	3,478
SPX Flow, Inc.
5.88%, 08/15/26 (a)	200	212
Standard Industries Inc.
5.00%, 02/15/27 (a)	200	203
4.75%, 01/15/28 (a)	2,100	2,084
Textron Inc.
3.10%, (3M USD LIBOR + 0.55%), 11/10/20 (b)	700	700
The ADT Security Corporation
3.50%, 07/15/22	100	100
Triumph Group, Inc.
4.88%, 04/01/21 (j)	400	395
Verisk Analytics, Inc.
4.13%, 09/12/22 - 03/15/29	500	534
Waste Management, Inc.
3.20%, 06/15/26	1,500	1,560
WestJet Airlines Ltd.
3.50%, 06/16/21 (a)	200	201
ZLS Prestigia Ltd
3.63%, 05/01/24	1,100	1,130
4.25%, 05/01/29	800	838
		34,108
Health Care 4.6%
AbbVie Inc.
3.60%, 05/14/25	1,600	1,656
Allergan Funding SCS
3.45%, 03/15/22	975	994
Amgen Inc.
2.25%, 08/19/23	800	795
2.60%, 08/19/26	700	690
3.20%, 11/02/27	1,900	1,946
Anthem, Inc.
4.10%, 03/01/28	600	640
Bausch Health Companies Inc.
9.25%, 04/01/26 (a)	700	784
Boston Scientific Corporation
3.38%, 05/15/22	775	798
4.00%, 03/01/29	600	650
Bristol-Myers Squibb Company
3.40%, 07/26/29 (a)	1,300	1,361
Celgene Corporation
4.35%, 11/15/47	200	221
4.55%, 02/20/48	100	114
Community Health Systems, Inc.
5.13%, 08/01/21 (j)	100	98
6.25%, 03/31/23	200	193
8.63%, 01/15/24 (a)	600	601
CVS Health Corporation
4.30%, 03/25/28	1,100	1,159
7.51%, 01/10/32 (a)	52	63
Fresenius Medical Care
4.75%, 10/15/24 (a)	700	750
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	200	279
HCA Inc.
5.88%, 03/15/22	700	765
5.25%, 06/15/26	300	332
4.13%, 06/15/29	1,200	1,233
5.50%, 06/15/47	900	966

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

23

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Kinetic Concepts, Inc.
7.88%, 02/15/21 (a)	88	90
Laboratory Corporation of America Holdings
3.60%, 02/01/25	200	206
Medtronic, Inc.
3.50%, 03/15/25	250	264
Merck & Co., Inc.
2.75%, 02/10/25	300	308
Mylan N.V.
3.95%, 06/15/26	3,000	2,895
Stryker Corporation
3.50%, 03/15/26	475	496
Teva Pharmaceutical Finance Netherlands II B.V.
0.38%, 07/25/20, EUR	200	223
3.25%, 04/15/22, EUR	200	224
1.13%, 10/15/24, EUR	300	282
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	1,500	1,425
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23	900	929
Zoetis Inc.
4.50%, 11/13/25	200	219
3.00%, 09/12/27	300	304
		24,953
Information Technology 3.6%
Ads Alliance Data Systems Inc.
5.88%, 11/01/21 (a)	100	103
Apple Inc.
2.85%, 05/11/24	1,100	1,130
Arrow Electronics, Inc.
3.25%, 09/08/24	600	596
Broadcom Corporation
3.00%, 01/15/22	1,400	1,405
3.63%, 01/15/24	1,500	1,514
Broadcom Inc.
4.25%, 04/15/26 (a)	500	511
4.75%, 04/15/29 (a)	500	512
Dell International L.L.C.
4.00%, 07/15/24 (a) (e)	1,200	1,225
4.90%, 10/01/26 (a) (e)	100	104
Fiserv, Inc.
3.20%, 07/01/26	3,000	3,067
Flex Ltd.
5.00%, 02/15/23	100	105
KLA Corporation
4.10%, 03/15/29	900	947
Marvell Technology Group Ltd
4.20%, 06/22/23	500	519
4.88%, 06/22/28	400	424
Microchip Technology Incorporated
3.92%, 06/01/21	1,100	1,120
Micron Technology, Inc.
4.64%, 02/06/24	800	834
5.50%, 02/01/25	700	720
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,366
NXP B.V.
4.13%, 06/01/21 (a)	500	511
3.88%, 09/01/22 (a)	700	720
QualityTech, LP
4.75%, 11/15/25 (a)	100	99
Thomson Reuters Corporation
3.35%, 05/15/26	700	703
Visa Inc.
3.15%, 12/14/25	400	420
VMware, Inc.
3.90%, 08/21/27	600	604
Western Digital Corporation
4.75%, 02/15/26	500	492
		19,751
Utilities 3.2%
American Electric Power Company, Inc.
3.20%, 11/13/27	400	406
	Shares/Par[1]	Value ($)
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,221
Duke Energy Corporation
3.10%, (3M USD LIBOR + 0.65%), 03/11/22 (b)	1,100	1,106
2.65%, 09/01/26	750	741
Duke Energy Florida, LLC
3.20%, 01/15/27	100	103
Duquesne Light Holdings, Inc.
5.90%, 12/01/21 (a)	50	53
3.62%, 08/01/27 (a)	1,200	1,204
Entergy Mississippi, LLC.
2.85%, 06/01/28	900	902
Exelon Corporation
2.85%, 06/15/20	600	602
3.95%, 06/15/25	500	534
FirstEnergy Corp.
4.25%, 03/15/23 (e)	300	317
Ipalco Enterprises Inc
3.70%, 09/01/24	503	519
NextEra Energy Capital Holdings, Inc.
3.15%, 04/01/24	700	719
3.25%, 04/01/26	800	827
3.50%, 04/01/29	500	519
5.65%, 05/01/79	800	824
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,000	1,028
Pacific Gas And Electric Company
0.00%, 10/01/20 - 12/01/27 (g) (l) (m)	1,500	1,453
0.00%, 08/01/28 (g) (h) (l) (m)	200	204
San Diego Gas & Electric Company
4.10%, 06/15/49	200	206
Sempra Energy
3.40%, 02/01/28 (j)	800	797
Southern California Edison Company
3.70%, 08/01/25	1,100	1,136
The Southern Company
2.95%, 07/01/23	200	203
4.25%, 07/01/36	400	414
5.50%, 03/15/57	200	204
		17,242
Consumer Discretionary 3.1%
Alibaba Group Holding Limited
3.60%, 11/28/24	300	313
Amazon.com, Inc.
2.60%, 12/05/19	100	100
3.80%, 12/05/24	100	108
5.20%, 12/03/25 (j)	100	117
3.15%, 08/22/27	300	315
Aptiv PLC
4.35%, 03/15/29	800	842
Bacardi Limited
4.45%, 05/15/25 (a)	2,100	2,220
2.75%, 07/15/26 (a)	300	284
Cedar Fair, L.P.
5.38%, 04/15/27	200	208
D.R. Horton, Inc.
4.38%, 09/15/22	200	208
Discovery Communications, LLC
4.13%, 05/15/29	700	728
General Motors Company
3.37%, (3M USD LIBOR + 0.80%), 08/07/20 (b)	200	200
General Motors Financial Company, Inc.
3.59%, 01/05/23	100	98
GLP Financing, LLC
5.25%, 06/01/25	400	428
5.75%, 06/01/28	300	331
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	400	413
IHO Verwaltungs GmbH
4.63%, 05/15/27, EUR (a) (k)	400	449
IHOL Verwaltungs GmbH
7.13%, 05/15/29 (a) (k)	100	100
Jeld-Wen, Inc.
4.63%, 12/15/25 (a)	200	196

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

24

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
MCE Finance Limited
4.88%, 06/06/25 (a)	800	795
5.25%, 04/26/26 (a)	500	501
MGM China Holdings Limited
5.88%, 05/15/26 (a)	1,200	1,234
MGM Resorts International
5.50%, 04/15/27	100	105
QVC, Inc.
5.13%, 07/02/22	200	208
4.38%, 03/15/23	900	912
4.85%, 04/01/24	200	207
4.45%, 02/15/25	500	505
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (a)	200	202
Sands China Ltd.
5.13%, 08/08/25 (e)	600	648
Schaeffler Finance B.V.
3.25%, 05/15/25, EUR	100	118
Studio City Company Limited
5.88%, 11/30/19 (a)	300	302
Studio City Finance Ltd.
7.25%, 02/11/24 (a)	500	521
Voyager Aviation Holdings, LLC
8.50%, 08/15/21 (a)	75	77
Whirlpool Corporation
4.75%, 02/26/29	200	215
Wyndham Destinations, Inc.
5.75%, 04/01/27 (e)	800	835
Wynn Macau, Limited
5.50%, 10/01/27 (a)	2,000	1,936
		16,979
Consumer Staples 2.1%
Adecoagro S.A.
6.00%, 09/21/27	200	191
Anheuser-Busch InBev
3.70%, 02/01/24	2,200	2,316
BAT Capital Corp.
3.56%, 08/15/27	2,400	2,388
Campbell Soup Company
3.65%, 03/15/23	1,000	1,029
Conagra Brands, Inc.
4.60%, 11/01/25	1,200	1,303
Constellation Brands, Inc.
4.75%, 12/01/25	1,050	1,165
General Mills, Inc.
4.55%, 04/17/38	100	106
Kraft Heinz Foods Company
3.50%, 07/15/22	200	205
3.37%, (3M USD LIBOR + 0.82%), 08/10/22 (b)	1,400	1,394
4.88%, 02/15/25 (a)	1,300	1,341
3.95%, 07/15/25	100	104
Tesco PLC
6.13%, 02/24/22, GBP	50	71
The J. M. Smucker Company
3.50%, 03/15/25	100	103
		11,716
Materials 1.0%
Boise Cascade Company
5.63%, 09/01/24 (a) (j)	300	307
Crown Americas LLC
4.75%, 02/01/26	100	103
Gerdau S.A.
4.88%, 10/24/27 (j)	300	313
Graphic Packaging International, LLC
4.75%, 04/15/21	50	51
Huntsman International LLC
4.50%, 05/01/29	400	410
Joint-Stock Company Alrosa (Public Joint-Stock Company)
4.65%, 04/09/24 (a)	900	933
Newmont Goldcorp Corporation
3.63%, 06/09/21 (a)	100	102
PT Bukit Makmur Mandiri Utama
7.75%, 02/13/22 (a)	200	207
	Shares/Par[1]	Value ($)
Reynolds Group Holdings Inc.
6.10%, (3M USD LIBOR + 3.50%), 07/15/21 (a) (b)	200	200
Vale Overseas Ltd
4.38%, 01/11/22	76	78
6.25%, 08/10/26	1,200	1,363
Westlake Chemical Corporation
3.60%, 07/15/22	30	31
Westrock Company, Inc.
4.00%, 03/15/28	381	394
WestRock RKT, LLC
4.90%, 03/01/22	30	32
WRKCo Inc.
3.90%, 06/01/28	400	410
Yara International ASA
3.80%, 06/06/26 (a)	300	302
4.75%, 06/01/28 (a)	300	323
		5,559
Total Corporate Bonds And Notes (cost $452,950)		466,297
GOVERNMENT AND AGENCY OBLIGATIONS 27.5%
U.S. Treasury Securities 12.7%
Treasury, United States Department of
Principal Only, 0.00%, 08/15/44 - 05/15/45 (f)	50	26
U.S. Treasury Bond
3.50%, 02/15/39	914	1,085
2.50%, 02/15/46 - 05/15/46 (n)	13,832	13,739
2.88%, 11/15/46	182	195
2.75%, 11/15/47	8	8
3.00%, 02/15/48	411	450
3.13%, 05/15/48 (n)	2,956	3,312
3.00%, 02/15/49 (n)	16,218	17,787
U.S. Treasury Note
1.88%, 07/31/22 (o)	1,431	1,437
2.00%, 11/30/22 (o)	820	827
1.75%, 01/31/23 (o)	2,116	2,117
2.00%, 05/31/24 (n)	6,980	7,060
2.13%, 05/15/25 (o)	2,940	2,988
2.25%, 08/15/27 (n)	8,600	8,802
2.88%, 08/15/28 (n)	2,776	2,982
2.38%, 05/15/29	6,189	6,392
		69,207
Mortgage-Backed Securities 12.3%
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	523	532
TBA, 3.50%, 08/15/48 - 09/15/48 (n)	39,800	40,666
TBA, 4.00%, 08/15/48 (n)	12,900	13,332
TBA, 4.50%, 08/15/48 (n)	10,000	10,450
TBA, 3.00%, 09/15/48 (n)	2,400	2,416
		67,396
Sovereign 1.7%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (a)	9,100	3,436
Kuwait, Government of
3.50%, 03/20/27 (a)	1,300	1,382
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (a)	1,400	1,467
Presidencia De La Nacion
68.47%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (b)	13,090	300
52.01%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (b)	230	5
6.88%, 01/26/27	300	238
3.75%, 12/31/38 (i)	1,100	637
Saudi Arabia, Government of
4.00%, 04/17/25 (a)	900	957
Saudi Arabia, Kingdom of
3.25%, 10/26/26	800	816
The Republic of Indonesia, The Government of
2.88%, 07/08/21, EUR (a)	100	120
		9,358

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

25

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Treasury Inflation Indexed Securities 0.8%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/21, EUR (p)	567	675
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (o) (p)	2,751	2,769
0.50%, 01/15/28 (p)	704	716
		4,160
Municipal 0.0%
California Earthquake Authority
2.81%, 07/01/19	84	84
Total Government And Agency Obligations (cost $148,214)		150,205
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.3%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25 (a)	74	77
Series 2017-A-1, 3.55%, 01/15/30 (a)	1,656	1,648
Alternative Loan Trust
Series 2005-2A1-27, REMIC, 3.85%, (12M US Federal Reserve Cumulative Average CMT + 1.35%), 08/25/35 (b)	109	99
American Airlines, Inc.
Series 2011-A-1, 5.25%, 01/31/21	24	24
Series 2015-A-1, 3.38%, 05/01/27	241	246
Series 2016-AA-2, 3.20%, 06/15/28	175	178
Series 2017-AA-2, 3.35%, 10/15/29	946	954
Series 2017-A-2, 3.60%, 10/15/29	568	554
American Home Mortgage Assets Trust
Series 2006-2A11-3, REMIC, 3.44%, (12M US Federal Reserve Cumulative Average CMT + 0.94%), 10/25/46 (b) (i)	505	462
Banc of America Alternative Loan Trust
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	39	38
Bayview Koitere Fund Trust
Series 2019-A1-RN3, 3.97%, 04/29/24 (a) (i)	900	929
Bear Stearns ALT-A Trust
Series 2005-2A3-2, REMIC, 4.28%, 04/25/35 (b)	714	686
Centex LLC
Series 2004-MV1-D, REMIC, 3.02%, (1M USD LIBOR + 0.93%), 09/25/34 (b)	34	34
CHL Mortgage Pass-Through Trust
Series 2007-A2-13, 6.00%, 08/25/37	968	808
Citigtoup Mortgage Loan Trust
Series 2007-A2B-AHL1, REMIC, 2.54%, (1M USD LIBOR + 0.14%), 12/25/36 (b)	94	92
Series 2007-3A3A-10, REMIC, 4.42%, 09/25/37 (b)	9	7
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 2.86%, (1M USD LIBOR + 0.42%), 11/25/34 (a) (b)	1,150	1,031
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.83%, 04/25/22 (a)	297	299
CVS Health Corporation
Series 2013-PTC, 4.70%, 01/10/36 (a)	840	891
CWABS Asset-Backed Certificates Trust
Series 2006-1A-24, REMIC, 2.54%, (1M USD LIBOR + 0.14%), 07/25/35 (b)	92	83
Series 2007-1A1-12, REMIC, 3.14%, (1M USD LIBOR + 0.74%), 06/25/37 (b) (i)	1,196	1,193
CWABS, Inc.
Series 2004-M1-4, REMIC, 3.12%, (1M USD LIBOR + 0.72%), 07/25/34 (b)	57	56
Series 2004-M1-5, REMIC, 3.26%, (1M USD LIBOR + 0.86%), 08/25/34 (b)	19	19
Series 2005-1A-AB4, REMIC, 2.64%, (1M USD LIBOR + 0.48%), 03/25/36 (b)	35	31
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2004-M3-FF8, REMIC, 3.83%, (1M USD LIBOR + 1.43%), 10/25/34 (b)	38	36
GS Mortgage Securities Corp Trust
Series 2005-1A1-15, REMIC, 2.66%, (1M USD LIBOR + 0.26%), 01/25/36 (b) (i)	937	869
GSAMP Trust
Series 2006-A1-FM2, REMIC, 2.54%, (1M USD LIBOR + 0.14%), 09/25/36 (b) (i)	3,258	1,536
	Shares/Par[1]	Value ($)
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25 (a)	300	310
HomeBanc Mortgage Trust
Series 2005-A1-4, REMIC, 2.67%, (1M USD LIBOR + 0.54%), 10/25/35 (b)	9	9
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 2.76%, (1M USD LIBOR + 0.36%), 12/25/35 (b)	100	98
J.P. Morgan Mortgage Acquisition Trust
Series 2006-M1-NC2, REMIC, 2.67%, (1M USD LIBOR + 0.27%), 07/25/36 (b)	300	286
Series 2006-AF3-CW2, REMIC, 5.78%, 08/25/36 (i)	1,431	1,092
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, 3.75%, 04/25/21 (a) (i)	2,354	2,381
Lehman ABS Corporation
Series 2004-M1-HE6, REMIC, 3.35%, (1M USD LIBOR + 0.95%), 09/25/34 (b)	41	41
Morgan Stanley Home Equity Loan Trust
Series 2007-A1-2, REMIC, 2.50%, (1M USD LIBOR + 0.10%), 04/25/37 (b)	13	8
MortgageIT Mortgage Loan Trust
Series 2006-1A2-1, REMIC, 2.60%, (1M USD LIBOR + 0.20%), 04/25/36 (b) (i)	660	593
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 2.87%, (1M USD LIBOR + 0.47%), 02/25/36 (b) (i)	300	253
New Residential Mortgage Loan Trust
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (a) (b)	1,036	1,091
Northwest Airlines, LLC
Series 2002-G-2-1, 6.26%, 05/20/23	31	32
OMX Timber Finance Investments II, LLC
Series 2014-A1, 5.42%, 01/29/20 (a)	300	305
Park Place Securities, Inc.
Series 2004-M2-WHQ1, REMIC, 3.39%, (1M USD LIBOR + 0.99%), 09/25/34 (b)	49	49
Renaissance Home Equity Loan Trust
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (i)	166	96
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	62	60
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	69	63
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 2.86%, (1M USD LIBOR + 0.46%), 12/25/35 (b)	204	173
Residential Asset Securities Corporation
Series 2006-AI3-KS9, REMIC, 2.56%, (1M USD LIBOR + 0.16%), 09/25/36 (b)	129	126
SBA Towers, LLC
Series 2016-C-1, 2.88%, 07/15/21 (a)	600	602
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (a)	439	448
Spirit Airlines
Series 2015-A-1, 4.10%, 04/01/28	798	835
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (a)	287	294
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 5.17%, 08/25/35	11	11
United Airlines Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	80	83
Series 2016-A-2, 3.10%, 10/07/28	460	456
United Airlines, Inc.
Series 2009-A-2, 7.25%, 11/10/19	40	40
US Airways, Inc.
Series 2013-B-1, 5.38%, 11/15/21	112	116
Series 2013-A-1, 3.95%, 11/15/25	619	647
Virgin Australia Airlines Holdings Pty Ltd
Series 2013-1A, 5.00%, 10/23/23 (a)	22	22
Industrials 0.0%
Air Canada
3.60%, 03/15/27 (a)	168	173
Total Non-U.S. Government Agency Asset-Backed Securities (cost $23,349)		23,673

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

26

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
SENIOR LOAN INTERESTS 3.3%
Consumer Discretionary 1.6%
Altra Industrial Motion Corp.
2018 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 09/26/25 (b)	190	186
Aramark Services, Inc.
Term Loan, 4.08%, (3M LIBOR + 1.75%), 03/01/25 (b)	233	232
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 5.15%, (3M LIBOR + 2.75%), 12/23/24 (b)	689	677
Charter Communications Operating, LLC
2017 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 04/30/25 (b)	1,077	1,076
CSC Holdings, LLC
2018 Term Loan B, 4.89%, (3M LIBOR + 2.50%), 01/12/26 (b)	297	293
Diamond Resorts International, Inc.
Term Loan, 6.19%, (3M LIBOR + 3.75%), 09/02/23 (b)	397	374
Las Vegas Sands LLC
2018 Term Loan B, 4.15%, (3M LIBOR + 1.75%), 03/27/25 (b)	5,573	5,527
Univision Communications Inc.
Term Loan C5, 5.15%, (3M LIBOR + 2.75%), 03/15/24 (b)	100	95
Wyndham Hotels & Resorts, Inc.
Term Loan B, 4.19%, (3M LIBOR + 1.75%), 03/29/25 (b)	298	297
		8,757
Financials 0.8%
Citadel Securities LP
Term Loan B, 5.93%, (3M LIBOR + 3.50%), 02/20/26 (b)	300	300
Fortress Investment Group LLC
Term Loan, 4.44%, (3M LIBOR + 2.00%), 12/27/22 (b)	147	147
ILFC Delos Finance SARL
Term Loan, 4.35%, (3M LIBOR + 1.50%), 10/06/23 (b)	250	250
Jefferies Finance LLC
2019 Term Loan, 0.00%, (3M LIBOR + 3.75%), 05/22/26 (b) (q)	1,100	1,097
Level 3 Financing Inc.
2017 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 02/16/24 (b)	2,200	2,181
RPI Finance Trust
Term Loan B6, 4.40%, (3M LIBOR + 2.00%), 03/13/23 (b)	317	317
		4,292
Information Technology 0.3%
Dell International LLC
2017 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 09/07/23 (b)	539	535
MH Sub I, LLC
2017 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 08/09/24 (b)	982	964
		1,499
Industrials 0.2%
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.73%, (3M LIBOR + 4.25%), 06/16/24 (b)	229	221
Term Loan, 6.84%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (b)	147	142
2017 Term Loan, 6.84%, (3M LIBOR + 4.25%), 06/17/24 (b)	113	109
NCI Building Systems, Inc.
Term Loan, 6.35%, (3M LIBOR + 3.75%), 04/12/25 (b)	698	677
Sequa Corporation
Term Loan, 7.56%, (3M LIBOR + 5.00%), 11/28/21 (b)	196	191
		1,340
	Shares/Par[1]	Value ($)
Health Care 0.2%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/15/24 (b)	98	93
Envision Healthcare Corporation
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/27/25 (b)	199	175
HCA Inc.
2018 Term Loan B10, 4.44%, (3M LIBOR + 2.00%), 03/07/25 (b)	296	296
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 5.68%, (3M LIBOR + 3.25%), 06/01/25 (b)	284	273
		837
Communication Services 0.1%
E.W. Scripps Company (The)
Incremental Term Loan B1, 5.15%, (3M LIBOR + 2.75%), 04/04/26 (b) (g)	100	99
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 6.15%, (3M LIBOR + 3.75%), 11/27/23 (b)	400	396
		495
Materials 0.1%
CPG International Inc.
Term Loan, 6.63%, (3M LIBOR + 3.75%), 05/03/24 (b)	388	381
W. R. Grace & Co.
Term Loan, 4.35%, (3M LIBOR + 1.75%), 02/23/25 (b)	100	100
		481
Energy 0.0%
TEX Operations Co. LLC
Exit Term Loan B, 4.40%, (3M LIBOR + 2.00%), 08/04/23 (b)	68	68
Total Senior Loan Interests (cost $17,955)		17,769
PREFERRED STOCKS 0.1%
Financials 0.1%
CoBank, ACB, 6.20%, (callable at 100 beginning 01/01/25) (c)	3	314
Real Estate 0.0%
VEREIT, Inc., 6.70%, (callable at 25 beginning 08/21/19) (c)	2	43
Total Preferred Stocks (cost $338)		357
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (r) (s)	4,090	4,090
Total Short Term Investments (cost $4,090)		4,090
Total Investments 121.2% (cost $646,896)		662,391
Other Derivative Instruments 0.1%		322
Other Assets and Liabilities, Net (21.3)%		(116,030)
Total Net Assets 100.0%		546,683

(a)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $127,017 and 23.2%, respectively.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

27

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(b)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c)   Perpetual security. Next contractual call date presented, if applicable.

(d)   Convertible security.

(e)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g)   The Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(h)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(i)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(j)   All or a portion of the security was on loan.

(k)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l)   Non-income producing security.

(m)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n)   All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $115,008.

(o)   All or a portion of the security is pledged or segregated as collateral.

(p)   Treasury inflation indexed note, par amount is adjusted for inflation.

(q)   This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(r)  Investment in affiliate.

(s)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 59.5%
Information Technology 14.6%
Fiserv Inc. (a) (b)	1,548	141,153
Global Payments Inc.	234	37,534
Maxim Integrated Products, Inc.	1,089	65,120
Microsoft Corp. (b)	1,220	163,471
TE Connectivity Ltd.	913	87,422
Texas Instruments Incorporated (b)	951	109,100
Visa Inc. - Class A (b)	691	119,853
		723,653
Health Care 13.9%
Alcon AG (a)	1,021	63,231
Anthem, Inc. (b)	117	32,893
Avantor, Inc. (a)	688	13,131
Becton, Dickinson and Company	461	116,249
Danaher Corp. (b)	1,048	149,778
PerkinElmer Inc.	1,579	152,075
Thermo Fisher Scientific Inc.	369	108,493
UnitedHealth Group Incorporated (b)	232	56,498
		692,348
Industrials 8.7%
Equifax Inc.	111	15,075
Fortive Corporation	1,290	105,199
General Electric Co.	11,269	118,325
Republic Services Inc.	352	30,467
Roper Industries Inc.	260	95,266
	Shares/Par[1]	Value ($)
Waste Connections, Inc. (c)	686	65,566
		429,898
Financials 6.8%
Intercontinental Exchange, Inc.	627	53,889
Marsh & McLennan Cos. Inc.	1,255	125,181
PNC Financial Services Group Inc.	489	67,153
S&P Global Inc. (b)	406	92,576
		338,799
Utilities 5.7%
American Electric Power Company, Inc. (b)	699	61,563
American Water Works Company, Inc.	291	33,743
Eversource Energy	615	46,616
NextEra Energy, Inc. (b)	150	30,703
NiSource Inc.	1,681	48,412
Xcel Energy Inc.	1,010	60,103
		281,140
Consumer Discretionary 5.0%
Amazon.com, Inc. (a) (b)	55	104,135
Aptiv PLC (c)	545	44,063
Hilton Worldwide Holdings Inc. (b)	325	31,751
McDonald's Corp. (b)	141	29,298
Yum! Brands Inc. (b)	347	38,391
		247,638
Communication Services 3.5%
Alphabet Inc. - Class A (a) (b)	8	8,257
Alphabet Inc. - Class C (a) (b)	91	98,302
Facebook, Inc. - Class A (a) (b)	336	64,925
		171,484
Real Estate 0.4%
American Tower Corporation (b)	107	21,842
Consumer Staples 0.4%
Keurig Dr Pepper Inc.	682	19,704
Energy 0.3%
Concho Resources Inc.	167	17,272
Materials 0.2%
DuPont de Nemours, Inc	127	9,500
Total Common Stocks (cost $2,479,075)		2,953,278
CORPORATE BONDS AND NOTES 17.4%
Communication Services 5.7%
CCO Holdings, LLC
5.25%, 03/15/21 - 09/30/22	9,050	9,178
5.13%, 02/15/23	2,550	2,595
4.00%, 03/01/23 (d)	3,972	3,994
5.75%, 09/01/23 - 01/15/24	11,990	12,267
5.88%, 04/01/24 (d)	3,165	3,307
5.13%, 05/01/23 - 05/01/27 (d)	27,321	28,190
5.00%, 02/01/28 (d)	25,039	25,558
Charter Communications Operating, LLC
3.58%, 07/23/20	2,525	2,547
Comcast Corporation
2.92%, (3M USD LIBOR + 0.33%), 10/01/20 (e)	5,085	5,094
3.30%, 10/01/20	6,020	6,098
3.03%, (3M USD LIBOR + 0.44%), 10/01/21 (e)	2,335	2,344
3.45%, 10/01/21	2,730	2,809
Netflix, Inc.
5.38%, 02/01/21	2,870	2,977
4.38%, 11/15/26 (f)	19,735	20,203
4.88%, 04/15/28 (f)	33,597	34,717
5.88%, 02/15/25 - 11/15/28	41,240	45,641
6.38%, 05/15/29 (d) (f)	20,815	23,640
SBA Communications Corporation
4.88%, 09/01/24	3,230	3,324
Sirius XM Radio Inc.
3.88%, 08/01/22 (d)	5,070	5,096
4.63%, 05/15/23 (d) (f)	4,215	4,281
6.00%, 07/15/24 (d)	3,930	4,053
T-Mobile USA, Inc.
6.00%, 03/01/23	1,815	1,857
Unitymedia GmbH
6.13%, 01/15/25 (d)	9,985	10,411

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

28

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Verizon Communications Inc.
3.13%, 03/16/22	5,400	5,534
3.41%, (3M USD LIBOR + 1.00%), 03/16/22 (e)	3,100	3,147
Zayo Group, LLC
5.75%, 01/15/27 (d)	15,110	15,387
		284,249
Health Care 2.7%
Avantor, Inc.
6.00%, 10/01/24 (d)	6,765	7,202
9.00%, 10/01/25 (d)	31,537	35,134
Becton, Dickinson and Company
2.68%, 12/15/19	2,524	2,525
2.89%, 06/06/22	9,005	9,124
3.50%, (3M USD LIBOR + 1.03%), 06/06/22 (e)	2,765	2,785
3.36%, 06/06/24	6,350	6,550
Bristol-Myers Squibb Company
2.72%, (3M USD LIBOR + 0.20%), 11/16/20 (d) (e)	7,380	7,383
2.55%, 05/14/21 (d)	11,285	11,365
Centene Corporation
5.63%, 02/15/21	1,245	1,268
Elanco Animal Health
3.91%, 08/27/21 (g)	3,940	4,024
4.27%, 08/28/23 (g)	1,380	1,448
4.90%, 08/28/28 (g)	3,425	3,823
Fresenius Medical Care
5.75%, 02/15/21 (d)	380	397
HCA Healthcare, Inc.
6.25%, 02/15/21	1,725	1,806
HCA Inc.
4.25%, 10/15/19	2,985	2,997
6.50%, 02/15/20	22,021	22,534
Hologic, Inc.
4.38%, 10/15/25 (d)	4,536	4,597
Teleflex Incorporated
4.88%, 06/01/26 (f)	4,900	5,130
4.63%, 11/15/27	2,755	2,832
		132,924
Consumer Discretionary 2.4%
Amazon.com, Inc.
2.60%, 12/05/19	3,865	3,870
Aptiv PLC
4.35%, 03/15/29	825	868
Aramark Services, Inc.
5.00%, 04/01/25 - 02/01/28 (d)	12,365	12,645
AutoZone, Inc.
2.50%, 04/15/21	2,740	2,744
Cedar Fair, L.P.
5.38%, 06/01/24 (f)	4,355	4,475
5.38%, 04/15/27	7,982	8,296
Dollar Tree, Inc.
3.29%, (3M USD LIBOR + 0.70%), 04/17/20 (e)	945	945
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	3,095	3,144
KFC Holding Co.
5.00%, 06/01/24 (d)	6,235	6,438
5.25%, 06/01/26 (d)	5,150	5,405
4.75%, 06/01/27 (d)	18,350	18,844
Marriott International, Inc.
3.10%, (3M USD LIBOR + 0.65%), 03/08/21 (e)	1,485	1,491
Netflix, Inc.
5.50%, 02/15/22	2,080	2,189
Restaurant Brands International Limited Partnership
4.63%, 01/15/22 (d) (f)	3,298	3,314
Service Corporation International
5.38%, 05/15/24	3,800	3,914
Six Flags Operations Inc.
4.88%, 07/31/24 (d)	1,600	1,626
5.50%, 04/15/27 (d)	575	598
The Home Depot, Inc.
2.83%, (3M USD LIBOR + 0.31%), 03/01/22 (e)	2,235	2,239
3.25%, 03/01/22	1,860	1,920
Yum! Brands, Inc.
5.30%, 09/15/19	1,910	1,917
	Shares/Par[1]	Value ($)
3.75%, 11/01/21	10,046	10,203
3.88%, 11/01/20 - 11/01/23	10,635	10,749
6.88%, 11/15/37	3,355	3,564
5.35%, 11/01/43	6,035	5,442
		116,840
Financials 2.0%
Caterpillar Financial Services Corporation
2.25%, 12/01/19	1,935	1,937
Level 3 Financing, Inc.
5.38%, 08/15/22	4,775	4,795
Marsh & Mclennan Companies, Inc.
2.35%, 03/06/20	440	441
2.75%, 01/30/22	1,090	1,100
3.30%, 03/14/23	1,205	1,240
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (d)	7,925	7,913
2.90%, (3M USD LIBOR + 0.56%), 06/24/22 (d) (e)	3,800	3,788
Shell International Finance B.V.
2.99%, (3M USD LIBOR + 0.45%), 05/11/20 (e)	7,290	7,316
Solera, LLC
10.50%, 03/01/24 (d)	28,045	30,380
State Street Corporation
5.25%, (callable at 100 beginning 09/15/20) (h)	2,150	2,190
5.63%, (callable at 100 beginning 12/15/23) (h)	8,980	9,092
The Bank of New York Mellon Corporation
4.63%, (callable at 100 beginning 09/20/26) (h)	7,025	6,999
4.95%, (callable at 100 beginning 06/20/20) (h)	6,475	6,548
The PNC Financial Services Group, Inc.
5.00%, (callable at 100 beginning 11/01/26) (f) (h)	9,685	9,891
Trinity Acquisition PLC
4.40%, 03/15/26	2,530	2,686
U.S. Bancorp
5.30%, (callable at 100 beginning 04/15/27) (h)	2,995	3,128
Virgin Media Secured Finance PLC
5.25%, 01/15/21 (f)	265	278
		99,722
Real Estate 0.9%
American Tower Corporation
3.30%, 02/15/21	4,075	4,125
Crown Castle International Corp.
4.88%, 04/15/22	7,850	8,341
5.25%, 01/15/23	15,275	16,595
Equinix, Inc.
5.38%, 01/01/22 - 04/01/23	2,150	2,201
SBA Communications Corporation
4.88%, 07/15/22	9,862	9,976
4.00%, 10/01/22	5,330	5,402
		46,640
Consumer Staples 0.9%
B&G Foods, Inc.
4.63%, 06/01/21	3,825	3,835
Conagra Brands, Inc.
3.34%, (3M USD LIBOR + 0.75%), 10/22/20 (e)	1,510	1,510
3.80%, 10/22/21	9,860	10,130
Nestle Holdings, Inc.
3.10%, 09/24/21 (d)	16,155	16,485
Philip Morris International Inc.
2.00%, 02/21/20	2,650	2,642
2.94%, (3M USD LIBOR + 0.42%), 02/21/20 (e)	1,280	1,283
2.63%, 02/18/22	4,360	4,394
Unilever Capital Corporation
3.00%, 03/07/22	1,930	1,973
		42,252
Industrials 0.8%
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (h)	9,887	9,490
Lennox International Inc.
3.00%, 11/15/23	340	341
Manitowoc Foodservice Companies, LLC
9.50%, 02/15/24	2,067	2,240
Moog Inc.
5.25%, 12/01/22 (d)	160	163

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

29

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Northrop Grumman Corporation
2.55%, 10/15/22	5,385	5,408
Roper Technologies, Inc.
3.65%, 09/15/23	4,780	4,977
4.20%, 09/15/28	5,050	5,397
Sensata Technologies B.V.
4.88%, 10/15/23 (d)	2,715	2,834
5.63%, 11/01/24 (d)	670	723
5.00%, 10/01/25 (d)	4,400	4,591
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (d)	2,235	2,376
Xylem Inc.
4.88%, 10/01/21	125	131
3.25%, 11/01/26	250	252
		38,923
Utilities 0.7%
American Electric Power Company, Inc.
3.65%, 12/01/21	720	742
Berkshire Hathaway Energy Company
2.40%, 02/01/20	1,255	1,257
Dominion Energy, Inc.
2.96%, 07/01/19 (i)	170	170
DTE Energy Company
3.70%, 08/01/23	1,685	1,761
Edison International
2.13%, 04/15/20	1,740	1,727
Eversource Energy
2.75%, 03/15/22	2,725	2,757
3.80%, 12/01/23	1,160	1,222
2.90%, 10/01/24	2,040	2,069
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	2,535	2,574
NiSource Finance Corp.
3.49%, 05/15/27	8,385	8,683
4.38%, 05/15/47	5,555	5,946
NiSource Inc.
5.65%, (callable at 100 beginning 06/15/23) (h)	4,655	4,554
Wisconsin Public Service Corporation
3.35%, 11/21/21	1,850	1,898
		35,360
Information Technology 0.7%
Amphenol Corporation
2.20%, 04/01/20	2,765	2,764
Apple Inc.
1.50%, 09/12/19	8,525	8,509
Fiserv, Inc.
2.70%, 06/01/20	4,825	4,835
3.80%, 10/01/23 (g)	2,100	2,209
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (d)	7,023	7,229
8.25%, 11/15/26 (d)	8,750	9,007
		34,553
Materials 0.5%
Reynolds Group Holdings Inc.
5.75%, 10/15/20	14,843	14,879
6.88%, 02/15/21	1,670	1,674
6.10%, (3M USD LIBOR + 3.50%), 07/15/21 (d) (e)	3,425	3,432
5.13%, 07/15/23 (d)	4,670	4,758
		24,743
Energy 0.1%
Enterprise Products Operating LLC
3.50%, 02/01/22	2,960	3,041
NuStar Logistics, L.P.
4.80%, 09/01/20	2,190	2,224
		5,265
Total Corporate Bonds And Notes (cost $835,109)		861,471
SENIOR LOAN INTERESTS 5.8%
Information Technology 4.3%
Cypress Intermediate Holdings III, Inc.
2017 1st Lien Term Loan, 0.00%, (1M LIBOR + 2.75%), 03/30/24 (e) (j)	1,815	1,788
	Shares/Par[1]	Value ($)
2017 1st Lien Term Loan, 5.16%, (1M LIBOR + 2.75%), 03/30/24 (e)	9,046	8,912
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (e) (j)	290	281
2018 USD Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/12/25 (e)	28,071	27,202
First Data Corporation
2017 USD Term Loan, 0.00%, (1M LIBOR + 2.00%), 07/08/22 (e) (j)	705	704
Term Loan, 4.40%, (1M LIBOR + 2.00%), 07/08/22 - 04/26/24 (e)	91,683	91,569
2018 Term Loan A, 3.90%, (3M LIBOR + 1.50%), 10/26/23 (e)	41,821	41,729
2024 USD Term Loan, 0.00%, (1M LIBOR + 2.00%), 04/26/24 (e) (j)	880	879
Gartner, Inc.
2016 Term Loan A, 3.94%, (3M LIBOR + 1.50%), 03/20/22 (e)	874	874
Kronos Incorporated
2017 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/01/23 (e) (j)	7,830	7,809
2017 Term Loan B, 5.58%, (3M LIBOR + 3.00%), 11/01/23 (e)	30,774	30,693
Ultimate Software Group Inc(The)
Term Loan B, 6.08%, (3M LIBOR + 3.75%), 04/08/26 (e)	1,890	1,892
		214,332
Financials 0.8%
Hub International Limited
2018 Term Loan B, 5.59%, (3M LIBOR + 3.00%), 04/25/25 (e)	33,582	32,716
Worldpay, LLC
2018 Term Loan A5, 3.86%, (3M LIBOR + 1.50%), 01/16/23 (e)	26	26
2018 Term Loan A5, 3.88%, (3M LIBOR + 1.50%), 01/16/23 (e)	973	972
2018 Term Loan A5, 3.90%, (3M LIBOR + 1.50%), 01/16/23 (e)	965	963
2018 1st Lien Term Loan B4, 0.00%, (3M LIBOR + 1.75%), 08/09/24 (e) (j)	260	260
2018 1st Lien Term Loan B4, 4.11%, (3M LIBOR + 1.75%), 08/09/24 (e)	17	17
2018 1st Lien Term Loan B4, 4.13%, (3M LIBOR + 1.75%), 08/09/24 (e)	2,353	2,351
2018 1st Lien Term Loan B4, 4.15%, (3M LIBOR + 1.75%), 08/09/24 (e)	4,427	4,422
		41,727
Industrials 0.2%
Trans Union, LLC
Term Loan A2, 4.19%, (3M LIBOR + 1.75%), 08/09/22 (e) (k)	6,282	6,260
2018 Term Loan B4, 4.40%, (3M LIBOR + 2.00%), 06/12/25 (e)	4,480	4,465
		10,725
Health Care 0.2%
Change Healthcare Holdings LLC
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (e)	7,813	7,749
Prestige Brands, Inc.
Term Loan B4, 4.40%, (3M LIBOR + 2.00%), 01/20/24 (e)	103	103
		7,852
Consumer Discretionary 0.1%
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.90%, (3M LIBOR + 2.50%), 02/01/24 (e)	3,050	2,975
NVA Holdings, Inc.
Term Loan B3, 5.15%, (3M LIBOR + 2.75%), 01/31/25 (e)	2,463	2,459
		5,434
Communication Services 0.1%
Zayo Group, LLC
2017 Term Loan B1, 4.44%, (3M LIBOR + 2.00%), 01/19/21 (e)	2,183	2,181

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

30

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
2017 Incremental Term Loan, 4.69%, (3M LIBOR + 2.25%), 01/19/24 (e)	3,050	3,047
		5,228
Materials 0.1%
Berry Global, Inc.
2018 Term Loan S, 4.16%, (3M LIBOR + 1.75%), 02/02/20 (e)	1,045	1,043
H.B. Fuller Company
2017 Term Loan B, 4.38%, (3M LIBOR + 2.00%), 10/11/24 (e)	1,225	1,202
		2,245
Total Senior Loan Interests (cost $289,345)		287,543
PREFERRED STOCKS 4.6%
Health Care 1.7%
Avantor, Inc., 6.25%, 05/15/22 (a) (l)	655	43,322
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (l)	637	39,449
		82,771
Financials 1.5%
Charles Schwab Corp., 5.95%, (callable at 100 beginning 06/01/21) (f) (h)	4	105
Charles Schwab Corp. - Series C, 6.00%, (callable at 25 beginning 12/01/20) (f) (h)	75	1,955
JPMorgan Chase & Co., 5.75%, (callable at 25 beginning 12/01/23) (f) (h)	275	7,403
State Street Corp. - Series S, 6.00%, (callable at 25 beginning 12/15/19) (f) (h)	6	163
U.S. Bancorp - Series F, 6.50%, (callable at 25 beginning 01/15/22) (f) (h)	25	670
U.S. Bancorp, 5.50%, (callable at 25 beginning 10/15/23) (f) (h)	100	2,594
Wells Fargo & Co. - Series L, 7.50% (h) (l)	43	59,247
		72,137
Utilities 1.2%
Alabama Power Company - Series A, 5.00%, (callable at 100 beginning 10/01/22) (f) (h)	55	1,405
American Electric Power Company, Inc., 6.13%, 03/15/22 (l)	113	6,068
CMS Energy Corporation, 5.88%, 10/15/78 (f)	425	11,326
CMS Energy Corporation, 5.88%, 03/01/79	650	17,245
DTE Energy Co., 5.25%, 12/01/77 (f)	367	9,424
Duke Energy Corporation, 5.63%, 09/15/78	280	7,482
NiSource Inc., 6.50%, (callable at 25 beginning 03/15/24) (h)	300	7,875
		60,825
Industrials 0.2%
Fortive Corporation - Series A, 5.00%, 07/01/21 (l)	11	10,851
Total Preferred Stocks (cost $204,949)		226,584
GOVERNMENT AND AGENCY OBLIGATIONS 3.1%
U.S. Treasury Securities 3.1%
U.S. Treasury Note
2.63%, 12/31/23	16,675	17,295
2.50%, 01/31/24	106,335	109,791
2.38%, 02/29/24	25,575	26,286
Total Government And Agency Obligations (cost $148,605)		153,372
TRUST PREFERREDS 0.3%
Utilities 0.3%
SCE Trust II, 5.10%, (callable at 25 beginning 08/12/19) (h)	—	6
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (h)	158	3,871
SCE Trust IV, 5.38%, (callable at 25 beginning 09/15/25) (f) (h)	375	9,082
SCE Trust V, 5.45%, (callable at 25 beginning 03/15/26) (f) (h)	25	606
SCE Trust VI, 5.00%, (callable at 25 beginning 06/26/22) (h)	50	1,125
Total Trust Preferreds (cost $13,222)		14,690
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Domino's Pizza, Inc.
Series 2018-A2I-1A, 4.12%, 10/25/25 (d)	3,411	3,501
Series 2017-A23-1A, 4.12%, 07/26/27 (d)	3,689	3,833
	Shares/Par[1]	Value ($)
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	14	15
US Airways, Inc.
Series 2012-B-2, 6.75%, 06/03/21 (k)	122	130
Series 2012-PTT-2A, 4.63%, 06/03/25	330	352
Series 2013-A-1, 3.95%, 11/15/25	202	211
Wendy's Funding, LLC
Series 2018-A2I-1A, 3.57%, 03/15/48 (d)	2,315	2,344
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,018)		10,386
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (m)	125	1,226
Total Investment Companies (cost $1,272)		1,226
SHORT TERM INVESTMENTS 9.9%
Investment Companies 9.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (m) (n)	8,947	8,947
T. Rowe Price Government Reserve Fund, 2.48% (m) (n)	464,804	464,804
		473,751
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (m) (n)	18,581	18,581
Total Short Term Investments (cost $492,332)		492,332
Total Investments 100.8% (cost $4,473,927)		5,000,882
Total Purchased Options 0.0% (cost $354)		764
Other Derivative Instruments (0.7)%		(33,314)
Other Assets and Liabilities, Net (0.1)%		(6,423)
Total Net Assets 100.0%		4,961,909

(a)  Non-income producing security.

(b)  All or a portion of the security is subject to a written call option.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees.

(d)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Jackson Variable Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $342,222 and 6.9%, respectively.

(e)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f)   All or a portion of the security was on loan.

(g)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h)   Perpetual security. Next contractual call date presented, if applicable.

(i)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(j)  This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(k)  Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(l)  Convertible security.

(m)  Investment in affiliate.

(n)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32

31

Jackson Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Abbreviations:

ADR - American Depositary Receipt	LIBOR - London Interbank Offer Rate
ASX - Australian Stock Exchange	MBS - Mortgage-Backed Security
BIBOR - Bangkok Interbank Offered Rate	MEXIBOR - Mexico Interbank Offered Rate
BRAZIBOR – Brazil Interbank Offered Rate	MSCI - Morgan Stanley Capital International
BUBOR - Budapest Interbank Offered Rate	OAO - Russian Open Joint Stock Company
CDX.EM - Credit Default Swap Index - Emerging Markets	RBOB - Reformulated Gasoline Blendstock for Oxygen Blending
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	REMIC - Real Estate Mortgage Investment Conduit
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	SIBOR - Singapore Interbank Offered Rate
CLICP – Sinacofi Chile Interbank Rate Average	S&P - Standard & Poor’s
CLO - Collateralized Loan Obligation	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
CMBX.NA - Commercial Mortgage-Backed Securities Index - North American	TIPS – Treasury Inflation-Protected Securities
CPURNSA - CPI Consumers Index Non-Seasonally Adjusted	UFJ - United Financial of Japan
CVA - Commanditaire Vennootschap op Aandelen	ULSD - Ultra Low Sulfur Diesel
EAFE - Europe, Australia and Far East	UK - United Kingdom
ETF - Exchange Traded Fund	US - United States
EURIBOR - Europe Interbank Offered Rate	WIBOR - Warsaw Interbank Offered Rate
HICP - Harmonised Index of Consumer Prices	WTI - West Texas Intermediate
iTraxx - Group of international credit derivative indexes monitored by the International Index Company

Currency Abbreviations:

AED - United Arab Emirates Dirham	GHS - Ghanaian Cedi	PLN - Polish Zloty
ARS - Argentine Peso	HUF - Hungarian Forint	RON - Romanian New Leu
AUD - Australian Dollar	IDR - Indonesian Rupiah	RSD - Serbian Dinar
BHD - Bahraini Dinar	ISK - Icelandic Krona	RUB - Russian Ruble
BRL - Brazilian Real	JPY - Japanese Yen	SEK - Swedish Krona
CAD - Canadian Dollar	KRW - Korean Won	SGD - Singapore Dollar
CHF - Swiss Franc	LKR - Sri Lanken Rupee	THB - Thai Baht
CLF - Unidad de Fomento	MAD - Moroccan Dirham	TRY - New Turkish Lira
CLP - Chilean Peso	MXN - Mexican Peso	TWD - Taiwan Dollar
CNY - Chinese Yuan	MYR - Malaysian Ringgit	UAH - Ukrainian Hryvnia
COP - Colombian Peso	NGN - Nigerian Naira	UGX - Ugandan Shilling
CZK - Czech Republic Korunas	NOK - Norwegian Krone	USD - United States Dollar
DOP - Dominican Peso	NZD - New Zealand Dollar	ZAR - South African Rand
EGP - Egyptian Pound	OMR - Omani Rial
EUR - European Currency Unit (Euro)	PEN - Peruvian Nuevo Sol
GBP - British Pound	PHP - Philippine Peso
GEL - Georgian Lari

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	MSC - Morgan Stanley & Co., Incorporated
BNP - BNP Paribas Securities	NMS - NatWest Markets Securities Inc.
BOA - Banc of America Securities LLC/Bank of America NA	NSI - Nomura Securities International Inc
CGM - Citigroup Global Markets	RBC - Royal Bank of Canada
CIT - Citibank, Inc.	RDR - RBC Dain Raucher Inc.
CSI - Credit Suisse Securities, LLC	SCB - Standard Chartered Bank
DUB - Deutsche Bank Alex Brown Inc.	SGB - Societe Generale Bannon LLC
GSC - Goldman Sachs & Co.	SSB - State Street Brokerage Services, Inc.
HSB - HSBC Securities Inc.	TDS - TD Securities Inc.
JPM - JPMorgan Chase Bank N.A.	UBS - UBS Securities LLC
MLP - Merrill Lynch, Pierce, Fenner, & Smith

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

"-" Amount rounds to less than one thousand or 0.05%.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 32.

32

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jackson Variable Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2019

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	August 30, 2019

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.